UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

This report on Form N-CSR relates solely to the Registrant’s Fidelity Conservative Income Bond Fund, Fidelity SAI Investment Grade Securitized Fund, Fidelity SAI Sustainable Low Duration Income Fund, Fidelity Series Corporate Bond Fund, Fidelity Series Sustainable Investment Grade Bond Fund, Fidelity Short-Term Bond Index Fund,

Fidelity Sustainability Bond Index Fund, Fidelity Sustainable Core Plus Bond Fund, and

Fidelity Sustainable Low Duration Bond Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class I : FIALX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.42%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	7.66%	1.18%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.0
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	10.1
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	3.2
Freddie Mac Gold Pool	2.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.5
Bank of America Corp	1.4
Morgan Stanley	1.0
Citigroup Inc	0.9
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913696.100    6545-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class C : FIAJX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	5.60%	0.19%
Class C	6.60%	0.19%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.0
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	10.1
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	3.2
Freddie Mac Gold Pool	2.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.5
Bank of America Corp	1.4
Morgan Stanley	1.0
Citigroup Inc	0.9
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913694.100    6543-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class I : FAPDX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.79%	4.10%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.8
General Motors Financial Co Inc	2.0
Morgan Stanley	1.9
Bank of America Corp	1.9
Goldman Sachs Group Inc/The	1.7
Equitable Financial Life Global Funding	1.7
Capital One Financial Corp	1.6
Wells Fargo & Co	1.6
Hyundai Capital America	1.6
JPMorgan Chase & Co	1.3
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913689.100    6530-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class A : FIAIX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.68%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	3.09%	-0.79%
Class A (without 4.00% sales charge)	7.38%	0.92%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.0
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	10.1
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	3.2
Freddie Mac Gold Pool	2.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.5
Bank of America Corp	1.4
Morgan Stanley	1.0
Citigroup Inc	0.9
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913693.100    6542-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class A : FAMZX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	3.99%	3.24%
Class A (without 1.50% sales charge)	5.58%	3.90%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.8
General Motors Financial Co Inc	2.0
Morgan Stanley	1.9
Bank of America Corp	1.9
Goldman Sachs Group Inc/The	1.7
Equitable Financial Life Global Funding	1.7
Capital One Financial Corp	1.6
Wells Fargo & Co	1.6
Hyundai Capital America	1.6
JPMorgan Chase & Co	1.3
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913686.100    6527-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Sustainable Investment Grade Bond Fund Fidelity® Series Sustainable Investment Grade Bond Fund : FIGDX

This annual shareholder report contains information about Fidelity® Series Sustainable Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, security selection was the key contributor to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Specifically, choices among asset-backed securities made a notable contribution to the relative result, led by fund holdings in collateralized loan obligations.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 11, 2023 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series Sustainable Investment Grade Bond Fund	7.42%	3.82%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	3.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.65%
A   From May 11, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$8,246,880
Number of Holdings	126
Total Advisory Fee	$0
Portfolio Turnover	405%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.5
US Treasury Bonds	11.3
Uniform Mortgage Backed Securities	9.3
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.9
RR 28 LTD / RR 28 LLC	3.1
Allegro Clo Xii Ltd	3.0
Bank of America Corp	1.6
Morgan Stanley	1.4
Freddie Mac Gold Pool	1.2
73.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913700.100    7314-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Short-Term Bond Index Fund Fidelity® Short-Term Bond Index Fund : FNSOX

This annual shareholder report contains information about Fidelity® Short-Term Bond Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 3,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2017 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Short-Term Bond Index Fund	6.68%	1.27%	1.74%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	6.67%	1.32%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.30%
A   From October 18, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$2,772,790,791
Number of Holdings	1,262
Total Advisory Fee	$732,285
Portfolio Turnover	80%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	65.3
Bank of America Corp	1.0
Fannie Mae	0.9
JPMorgan Chase & Co	0.8
Morgan Stanley	0.8
Federal Home Loan Bank	0.7
HSBC Holdings PLC	0.7
Goldman Sachs Group Inc/The	0.6
Asian Development Bank	0.6
International Bank for Reconstruction & Development	0.5
71.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913653.100    3041-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z : FAPEX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.84%	4.15%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.8
General Motors Financial Co Inc	2.0
Morgan Stanley	1.9
Bank of America Corp	1.9
Goldman Sachs Group Inc/The	1.7
Equitable Financial Life Global Funding	1.7
Capital One Financial Corp	1.6
Wells Fargo & Co	1.6
Hyundai Capital America	1.6
JPMorgan Chase & Co	1.3
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913690.100    6531-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond Fund Fidelity® Sustainable Low Duration Bond Fund : FAPGX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond Fund	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Low Duration Bond Fund	5.79%	4.10%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.8
General Motors Financial Co Inc	2.0
Morgan Stanley	1.9
Bank of America Corp	1.9
Goldman Sachs Group Inc/The	1.7
Equitable Financial Life Global Funding	1.7
Capital One Financial Corp	1.6
Wells Fargo & Co	1.6
Hyundai Capital America	1.6
JPMorgan Chase & Co	1.3
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913685.100    6526-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class M : FAPBX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 45	0.43%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 1.50% sales charge)	4.01%	3.26%
Class M (without 1.50% sales charge)	5.60%	3.92%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.8
General Motors Financial Co Inc	2.0
Morgan Stanley	1.9
Bank of America Corp	1.9
Goldman Sachs Group Inc/The	1.7
Equitable Financial Life Global Funding	1.7
Capital One Financial Corp	1.6
Wells Fargo & Co	1.6
Hyundai Capital America	1.6
JPMorgan Chase & Co	1.3
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913688.100    6529-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Low Duration Bond Fund Fidelity Advisor® Sustainable Low Duration Bond Fund Class C : FANDX

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 131	1.28%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, down from roughly 67% a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 27% to roughly 26% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 6% to roughly 11% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.71%	3.02%
Class C	4.71%	3.02%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$29,475,941
Number of Holdings	267
Total Advisory Fee	$53,128
Portfolio Turnover	67%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	25.8
General Motors Financial Co Inc	2.0
Morgan Stanley	1.9
Bank of America Corp	1.9
Goldman Sachs Group Inc/The	1.7
Equitable Financial Life Global Funding	1.7
Capital One Financial Corp	1.6
Wells Fargo & Co	1.6
Hyundai Capital America	1.6
JPMorgan Chase & Co	1.3
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Management fee •Operating expenses	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913687.100    6528-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Sustainability Bond Index Fund Fidelity® Sustainability Bond Index Fund : FNDSX

This annual shareholder report contains information about Fidelity® Sustainability Bond Index Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainability Bond Index Fund	$ 11	0.10%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 11,000) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 19, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Sustainability Bond Index Fund	7.06%	-0.15%	1.56%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	-0.01%	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.69%
A   From June 19, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$458,215,582
Number of Holdings	2,505
Total Advisory Fee	$379,383
Portfolio Turnover	55%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	33.1
Fannie Mae Mortgage pass-thru certificates	9.8
US Treasury Bonds	9.6
Freddie Mac Gold Pool	8.1
Ginnie Mae II Pool	4.6
Uniform Mortgage Backed Securities	1.6
Ginnie Mae I Pool	1.2
JPMorgan Chase & Co	0.9
Bank of America Corp	0.8
Freddie Mac Multiclass Mortgage participation certificates	0.7
70.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913654.100    3086-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® Series Corporate Bond Fund Fidelity® Series Corporate Bond Fund : FHMFX

This annual shareholder report contains information about Fidelity® Series Corporate Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Corporate Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Security selection drove the fund's favorable performance versus the benchmark, while sector positioning modestly detracted overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts (REITs).
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 17, 2018 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Corporate Bond Fund	10.15%	1.05%	2.92%
Bloomberg U.S. Credit Bond Index	8.98%	0.59%	2.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.61%
A   From August 17, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$598,407,126
Number of Holdings	574
Total Advisory Fee	$0
Portfolio Turnover	26%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	8.6
Bank of America Corp	2.4
JPMorgan Chase & Co	1.5
Boeing Co	1.5
Wells Fargo & Co	1.4
Barclays PLC	1.3
UBS Group AG	1.3
Broadcom Inc	1.3
Energy Transfer LP	1.3
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.2
21.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913658.100    3220-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z : FIAMX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	7.84%	1.28%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.0
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	10.1
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	3.2
Freddie Mac Gold Pool	2.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.5
Bank of America Corp	1.4
Morgan Stanley	1.0
Citigroup Inc	0.9
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913697.100    6546-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class Z : FCNYX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	5.97%	5.95%
Bloomberg U.S. 3-6 Month Treasury Bill Index	5.55%	5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.81%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	11.1
US Treasury Notes	5.9
Royal Bank of Canada	1.5
Toronto-Dominion Bank/NY	1.1
General Motors Financial Co Inc	1.1
HSBC USA Inc	1.1
Volkswagen Group of America Finance LLC	1.1
Barclays PLC	1.1
Athene Global Funding	1.0
Bank of Montreal	1.0
26.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913645.100    7364-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity® Sustainable Core Plus Bond Fund : FIAEX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond Fund	$ 47	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Sustainable Core Plus Bond Fund	7.63%	1.15%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.0
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	10.1
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	3.2
Freddie Mac Gold Pool	2.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.5
Bank of America Corp	1.4
Morgan Stanley	1.0
Citigroup Inc	0.9
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913692.100    6541-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Sustainable Low Duration Income Fund Fidelity® SAI Sustainable Low Duration Income Fund : FAPFX

This annual shareholder report contains information about Fidelity® SAI Sustainable Low Duration Income Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Low Duration Income Fund	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•There were no notable relative detractors among the fund's principal investment strategies.
•At period end, corporates made up about 60% of fund assets, essentially unchanged from a year ago. At the same time, we decreased exposure to U.S. Treasurys from about 36% to roughly 30% of assets, while increasing out-of-benchmark exposure to asset-backed securities from about 5% to roughly 8% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Sustainable Low Duration Income Fund	5.89%	4.25%
Bloomberg US Treasury Bill: 6-9 Months Index	5.37%	3.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$30,341,180
Number of Holdings	316
Total Advisory Fee	$35,389
Portfolio Turnover	32%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	29.7
JPMorgan Chase & Co	2.1
Morgan Stanley	2.0
Goldman Sachs Group Inc/The	1.8
General Motors Financial Co Inc	1.7
Bank of America Corp	1.7
Wells Fargo & Co	1.7
Hyundai Capital America	1.7
Citigroup Inc	1.7
Equitable Financial Life Global Funding	1.6
45.7
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

The fund reduced its contractual expense cap during the reporting period.
The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913684.100    6525-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Sustainable Core Plus Bond Fund Fidelity Advisor® Sustainable Core Plus Bond Fund Class M : FIAKX

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	0.68%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, an out-of-benchmark allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Choices among investment-grade asset-backed securities aso made a meaningful contribution to the relative result, led by fund holdings in collateralized loan obligations. Non-benchmark picks among global bonds were beneficial, too.
•Holdings in the corporate sector added value as well, particularly picks among financials and utilities, as well as overweights within those segments.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the Aggregate index the past 12 months.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 13, 2022 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	3.09%	-0.78%
Class M (without 4.00% sales charge)	7.39%	0.93%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index	7.26%	1.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.16%
A   From April 13, 2022

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$39,262,600
Number of Holdings	597
Total Advisory Fee	$121,381
Portfolio Turnover	334%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	25.0
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	10.1
Ginnie Mae II Pool	5.4
Fannie Mae Mortgage pass-thru certificates	3.2
Freddie Mac Gold Pool	2.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	1.5
Bank of America Corp	1.4
Morgan Stanley	1.0
Citigroup Inc	0.9
61.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913695.100    6544-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Conservative Income Bond Fund Fidelity® Conservative Income Bond Fund : FCNVX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Bond Fund	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2014 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Conservative Income Bond Fund	5.81%	2.52%	1.95%
Bloomberg U.S. 3-6 Month Treasury Bill Index	5.55%	2.32%	1.67%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.04%	1.64%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	11.1
US Treasury Notes	5.9
Royal Bank of Canada	1.5
Toronto-Dominion Bank/NY	1.1
General Motors Financial Co Inc	1.1
HSBC USA Inc	1.1
Volkswagen Group of America Finance LLC	1.1
Barclays PLC	1.1
Athene Global Funding	1.0
Bank of Montreal	1.0
26.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913642.100    2268-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI Investment Grade Securitized Fund Fidelity® SAI Investment Grade Securitized Fund : FSMOX

This annual shareholder report contains information about Fidelity® SAI Investment Grade Securitized Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Investment Grade Securitized Fund	$ 33	0.31%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, a timely overweight during spring 2024 in 30-year Fannie Mae/Freddie Mac MBS with 3% coupons contributed to the fund's performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year.
•An overweight in higher-coupon (5.5% and greater) Fannie Mae/Freddie Mac MBS also lifted relative performance the past 12 months, as did an overweight in GNMA securities with similar coupons.
•Larger-than-benchmark exposure to lower-coupon 15- and 20-year Fannie Mae/Freddie Mac mortgage securities also contributed.
•An overweight in non-agency commercial mortgage-backed securities was helpful, as was an overweight in non-agency residential MBS.
•Larger-than-benchmark exposure to non-agency asset-backed securities contributed for the 12 months.
•In contrast, an overweight in lower-coupon (2% and below) Fannie Mae/Freddie Mac securities detracted versus the benchmark this period.
•An overweight in agency CMBS also hurt the fund's relative result.
•Lastly, exposure to cash flows based on the Secured Overnight Financing Rate detracted versus the benchmark.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 17, 2023 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® SAI Investment Grade Securitized Fund	7.85%	4.85%
Bloomberg U.S. Securitized Index	7.55%	4.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	4.59%
A   From May 17, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$1,571,421,152
Number of Holdings	1,711
Total Advisory Fee	$3,708,213
Portfolio Turnover	848%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (33.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (33.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	32.4
Ginnie Mae II Pool	26.3
Uniform Mortgage Backed Securities	16.3
Freddie Mac Gold Pool	15.3
Freddie Mac Multiclass Mortgage participation certificates	8.4
Fannie Mae Guaranteed REMICS	4.5
US Treasury Notes	3.6
Ginnie Mae I Pool	2.9
US Treasury Bonds	2.7
Freddie Mac Non Gold Pool	1.1
113.5
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's contractual management fee was reduced during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913702.100    7329-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class I : FCNWX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through August 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	5.91%	5.90%
Bloomberg U.S. 3-6 Month Treasury Bill Index	5.55%	5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.81%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	11.1
US Treasury Notes	5.9
Royal Bank of Canada	1.5
Toronto-Dominion Bank/NY	1.1
General Motors Financial Co Inc	1.1
HSBC USA Inc	1.1
Volkswagen Group of America Finance LLC	1.1
Barclays PLC	1.1
Athene Global Funding	1.0
Bank of Montreal	1.0
26.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913644.100    7363-TSRA-1024

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Conservative Income Bond Fund Fidelity Advisor® Conservative Income Bond Fund Class A : FCNQX

This annual shareholder report contains information about Fidelity® Conservative Income Bond Fund for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark. Within corporates, debt holdings among financial institutions - especially banks - and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and credit card receivables, also meaningfully contributed.
•In contrast, a higher-than-usual allocation to interest-earning cash - which the fund maintained as tight credit spreads and less-attractive valuations led us to reinvest fewer maturing securities back into risk assets - was a modest drag on relative performance.
•At period end, corporates made up about 54% of fund assets, down notably from roughly 70% a year ago. At the same time, we increased exposure to U.S. Treasurys from 14% to roughly 17% of assets, while establishing a new, out-of-benchmark position in asset-backed securities, which stood at approximately 14% of assets as of August 31. The fund's cash allocation ticked down from about 15% to 14% this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through August 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	4.12%	4.45%
Class A (without 1.50% sales charge)	5.70%	5.70%
Bloomberg U.S. 3-6 Month Treasury Bill Index	5.55%	5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	5.81%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$6,175,559,746
Number of Holdings	270
Total Advisory Fee	$12,538,960
Portfolio Turnover	76%
What did the Fund invest in?
(as of August 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	11.1
US Treasury Notes	5.9
Royal Bank of Canada	1.5
Toronto-Dominion Bank/NY	1.1
General Motors Financial Co Inc	1.1
HSBC USA Inc	1.1
Volkswagen Group of America Finance LLC	1.1
Barclays PLC	1.1
Athene Global Funding	1.0
Bank of Montreal	1.0
26.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  •Management fee
  •Operating expenses
  •Expense reductions

The fund's principal investment strategies were modified during the reporting period, as described in the prospectus.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913643.100    7362-TSRA-1024

Item 2.

Code of Ethics

As of the end of the period, August 31, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund, Fidelity SAI Investment Grade Securitized Fund, Fidelity SAI Sustainable Low Duration Income Fund, Fidelity Series Corporate Bond Fund, Fidelity Series Sustainable Investment Grade Bond Fund, Fidelity Short-Term Bond Index Fund, Fidelity Sustainability Bond Index Fund, Fidelity Sustainable Core Plus Bond Fund, and Fidelity Sustainable Low Duration Bond Fund (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$50,500	$-	$10,000	$1,200
Fidelity SAI Investment Grade Securitized Fund	$81,100	$-	$10,600	$1,700
Fidelity SAI Sustainable Low Duration Income Fund	$41,900	$-	$8,400	$1,000
Fidelity Series Corporate Bond Fund	$55,900	$-	$10,000	$1,300
Fidelity Series Sustainable Investment Grade Bond Fund	$79,400	$-	$10,100	$1,700
Fidelity Short-Term Bond Index Fund	$69,800	$-	$10,800	$1,600
Fidelity Sustainability Bond Index Fund	$66,900	$-	$10,100	$1,600
Fidelity Sustainable Core Plus Bond Fund	$113,900	$-	$10,800	$2,600
Fidelity Sustainable Low Duration Bond Fund	$48,000	$-	$8,300	$1,100

August 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$50,900	$-	$10,000	$1,200
Fidelity SAI Investment Grade Securitized Fund	$67,800	$-	$10,300	$400
Fidelity SAI Sustainable Low Duration Income Fund	$42,100	$-	$8,400	$1,000
Fidelity Series Corporate Bond Fund	$56,200	$-	$10,000	$1,400
Fidelity Series Sustainable Investment Grade Bond Fund	$69,800	$-	$9,300	$400
Fidelity Short-Term Bond Index Fund	$70,000	$-	$10,800	$1,700
Fidelity Sustainability Bond Index Fund	$67,200	$-	$10,100	$1,600
Fidelity Sustainable Core Plus Bond Fund	$114,300	$-	$10,800	$2,500
Fidelity Sustainable Low Duration Bond Fund	$48,200	$-	$8,600	$1,100

A Amounts may reflect rounding.
B Fidelity Series Sustainable Investment Grade Bond Fund commenced operations on May 11, 2023, and Fidelity SAI Investment Grade Securitized Fund commenced operations on May 17, 2023.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2024A	August 31, 2023A,B
Audit-Related Fees	$200,000	$-
Tax Fees	$-	$-
All Other Fees	$1,929,500	$-

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity SAI Investment Grade Securitized Fund and Fidelity Series Sustainable Investment Grade Bond Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2024A	August 31, 2023A,B
Deloitte Entities	$ 5,051,400	$3,317,600

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity SAI Investment Grade Securitized Fund and Fidelity Series Sustainable Investment Grade Bond Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Sustainable Investment Grade Bond Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Sustainable Investment Grade Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 24.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.4%
TELUS Corp. 3.4% 5/13/32	45,000	40,471
Verizon Communications, Inc. 5.05% 5/9/33	74,000	75,322
		115,793
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31	27,000	24,325
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	10,000	9,898
6.1% 6/1/29	5,000	5,166
6.55% 6/1/34	3,000	3,108
Warnermedia Holdings, Inc.:
4.279% 3/15/32	30,000	26,225
5.141% 3/15/52	27,000	20,536
		64,933
TOTAL COMMUNICATION SERVICES		205,051
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29	18,000	18,425
Specialty Retail - 1.2%
Lowe's Companies, Inc.:
3.75% 4/1/32	35,000	32,887
4.25% 4/1/52	25,000	20,506
The Home Depot, Inc. 3.25% 4/15/32	25,000	23,076
TJX Companies, Inc. 3.875% 4/15/30	23,000	22,479
		98,948
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc. 3.05% 3/15/32	27,000	22,603
TOTAL CONSUMER DISCRETIONARY		139,976
CONSUMER STAPLES - 0.8%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)	29,000	21,373
Food Products - 0.6%
General Mills, Inc. 2.25% 10/14/31	55,000	47,139
TOTAL CONSUMER STAPLES		68,512
FINANCIALS - 7.3%
Banks - 3.6%
Bank of America Corp.:
2.456% 10/22/25 (c)	70,000	69,700
5.015% 7/22/33 (c)	55,000	55,641
Citigroup, Inc.:
2.014% 1/25/26 (c)	68,000	67,068
4.91% 5/24/33 (c)	15,000	14,920
Citizens Financial Group, Inc. 5.718% 7/23/32 (c)	11,000	11,228
JPMorgan Chase & Co. 4.912% 7/25/33 (c)	65,000	65,358
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26 (c)	7,000	7,028
6.499% 3/9/29 (c)	5,000	5,213
		296,156
Capital Markets - 2.2%
Goldman Sachs Group, Inc.:
3.102% 2/24/33 (c)	21,000	18,576
3.615% 3/15/28 (c)	25,000	24,406
Morgan Stanley:
0.864% 10/21/25 (c)	67,000	66,559
4.889% 7/20/33 (c)	46,000	45,889
State Street Corp. 3.031% 11/1/34 (c)	25,000	22,859
		178,289
Consumer Finance - 0.3%
Ally Financial, Inc. 2.2% 11/2/28	27,000	24,215
Insurance - 1.2%
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)	53,000	49,909
Marsh & McLennan Companies, Inc. 2.375% 12/15/31	57,000	49,234
		99,143
TOTAL FINANCIALS		597,803
HEALTH CARE - 2.0%
Biotechnology - 0.6%
Amgen, Inc. 3% 2/22/29	50,000	47,208
Health Care Providers & Services - 0.7%
Cigna Group 3.4% 3/15/51	28,000	19,847
Humana, Inc. 3.7% 3/23/29	37,000	35,714
		55,561
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 1.75% 5/28/28	27,000	24,730
Bristol-Myers Squibb Co. 2.95% 3/15/32	13,000	11,679
Zoetis, Inc. 2% 5/15/30	27,000	23,564
		59,973
TOTAL HEALTH CARE		162,742
INDUSTRIALS - 1.3%
Building Products - 0.3%
Carrier Global Corp.:
2.493% 2/15/27	25,000	23,962
5.9% 3/15/34	2,000	2,157
		26,119
Industrial Conglomerates - 0.7%
Honeywell International, Inc. 1.75% 9/1/31	27,000	22,791
Trane Technologies Financing Ltd. 3.8% 3/21/29	35,000	34,098
		56,889
Machinery - 0.3%
Otis Worldwide Corp. 2.565% 2/15/30	27,000	24,384
TOTAL INDUSTRIALS		107,392
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.2% 7/15/30	21,000	22,631
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. 2.703% 4/15/32	36,000	30,842
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31	36,000	31,011
		61,853
TOTAL INFORMATION TECHNOLOGY		84,484
MATERIALS - 0.3%
Chemicals - 0.3%
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)	28,000	24,277
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 2% 5/18/32	42,000	34,122
Boston Properties, Inc. 2.45% 10/1/33	47,000	36,578
Brixmor Operating Partnership LP 5.75% 2/15/35	20,000	20,698
Corporate Office Properties LP 2% 1/15/29	29,000	25,505
Prologis LP 2.875% 11/15/29	38,000	35,261
Regency Centers LP 5.1% 1/15/35	4,000	4,013
WP Carey, Inc. 2.45% 2/1/32	42,000	35,273
		191,450
Real Estate Management & Development - 0.3%
CBRE Group, Inc. 2.5% 4/1/31	27,000	23,269
TOTAL REAL ESTATE		214,719
UTILITIES - 4.9%
Electric Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	47,000	44,731
Duke Energy Carolinas LLC 3.95% 11/15/28	33,000	32,621
Northern States Power Co. 2.25% 4/1/31	40,000	34,851
Oncor Electric Delivery Co. LLC 4.15% 6/1/32	25,000	24,137
Wisconsin Electric Power Co. 4.75% 9/30/32	31,000	31,490
		167,830
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.:
1.375% 1/15/26	27,000	25,718
2.45% 1/15/31	78,000	66,517
		92,235
Multi-Utilities - 1.8%
Dominion Energy, Inc. 2.25% 8/15/31	61,000	51,833
NiSource, Inc. 1.7% 2/15/31	63,000	52,342
Puget Energy, Inc. 4.224% 3/15/32	44,000	40,574
		144,749
TOTAL UTILITIES		404,814
TOTAL NONCONVERTIBLE BONDS (Cost $1,984,910)		2,009,770

U.S. Treasury Obligations - 44.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.12% 1/23/25	100,000	98,127
U.S. Treasury Bonds:
3.625% 2/15/53	335,000	300,492
3.875% 2/15/43	180,000	170,346
4.125% 8/15/53	17,000	16,694
4.25% 2/15/54	338,000	339,320
4.625% 5/15/54	95,000	101,531
U.S. Treasury Notes:
3.375% 5/15/33	175,000	168,396
3.5% 4/30/28	560,000	554,816
3.5% 4/30/30	70,000	69,010
3.5% 2/15/33	90,000	87,553
3.625% 5/15/26	45,000	44,695
3.75% 12/31/28	200,000	199,977
3.75% 5/31/30	210,000	209,655
4% 6/30/28	60,000	60,513
4% 7/31/30	105,000	106,169
4% 1/31/31	134,000	135,471
4% 2/15/34	28,000	28,175
4.125% 7/31/28	175,000	177,283
4.125% 8/31/30	58,000	59,040
4.125% 7/31/31	137,000	139,535
4.25% 2/28/31	135,000	138,438
4.25% 6/30/31	121,000	124,176
4.375% 11/30/30	93,000	95,943
4.5% 11/15/33	180,000	188,177
4.625% 5/31/31	67,000	70,193
4.875% 10/31/30	20,000	21,181
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,712,415)		3,704,906

U.S. Government Agency - Mortgage Securities - 25.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.1%
2% 4/1/51 to 6/1/52	124,990	102,281
2.5% 10/1/51	25,099	21,559
3% 5/1/52	74,226	65,801
5% 1/1/54	41,300	40,999
5.5% 4/1/54	47,898	48,275
6% 4/1/54 to 6/1/54	118,326	120,665
6.5% 6/1/54	17,351	17,877
TOTAL FANNIE MAE		417,457
Freddie Mac - 1.4%
2.5% 9/1/51	31,035	26,686
3% 5/1/51	22,832	20,433
4.5% 1/1/53	49,085	47,782
5.5% 3/1/54	24,237	24,427
TOTAL FREDDIE MAC		119,328
Ginnie Mae - 6.3%
2% 2/20/52	74,472	62,643
2% 9/1/54 (d)	50,000	42,097
2% 9/1/54 (d)	50,000	42,097
2.5% 5/20/52	74,516	65,097
3% 9/1/54 (d)	50,000	45,216
3% 9/1/54 (d)	25,000	22,608
4% 10/20/52	96,037	91,717
5% 9/1/54 (d)	25,000	24,947
5% 10/1/54 (d)	25,000	24,912
6% 9/1/54 (d)	100,000	101,450
TOTAL GINNIE MAE		522,784
Uniform Mortgage Backed Securities - 12.3%
2% 9/1/39 (d)	50,000	45,215
2% 10/1/39 (d)	50,000	45,277
2% 9/1/54 (d)	200,000	163,578
2% 9/1/54 (d)	50,000	40,895
2% 9/1/54 (d)	50,000	40,895
2% 10/1/54 (d)	250,000	204,746
2.5% 9/1/54 (d)	100,000	85,246
2.5% 9/1/54 (d)	50,000	42,623
2.5% 9/1/54 (d)	75,000	63,935
3% 9/1/54 (d)	50,000	44,330
3.5% 9/1/54 (d)	100,000	92,043
4% 9/1/54 (d)	100,000	94,832
6% 9/1/54 (d)	25,000	25,460
6.5% 9/1/54 (d)	25,000	25,741
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,014,816
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,031,562)		2,074,385

Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
Allegro Clo Xii Ltd. Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.440% 6.7236% 7/21/37 (b)(c)(e)	250,000	250,375
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(c)(e)	250,000	250,430
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		500,805

Money Market Funds - 14.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $1,161,291)	1,161,059	1,161,291

TOTAL INVESTMENT IN SECURITIES - 114.6% (Cost $9,390,178)	9,451,157
NET OTHER ASSETS (LIABILITIES) - (14.6)%	(1,204,277)
NET ASSETS - 100.0%	8,246,880

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5% 9/1/54	(25,000)	(24,947)

Uniform Mortgage Backed Securities
2% 9/1/39	(50,000)	(45,215)
2% 9/1/54	(250,000)	(204,473)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(249,688)

TOTAL TBA SALE COMMITMENTS (Proceeds $272,426)		(274,635)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $596,364 or 7.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,123,189	2,718,900	2,680,798	66,043	-	-	1,161,291	0.0%
Total	1,123,189	2,718,900	2,680,798	66,043	-	-	1,161,291

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,009,770	-	2,009,770	-

U.S. Government and Government Agency Obligations	3,704,906	-	3,704,906	-

U.S. Government Agency - Mortgage Securities	2,074,385	-	2,074,385	-

Asset-Backed Securities	500,805	-	500,805	-

Money Market Funds	1,161,291	1,161,291	-	-
Total Investments in Securities:	9,451,157	1,161,291	8,289,866	-
Other Financial Instruments:
TBA Sale Commitments	(274,635)	-	(274,635)	-
Total Other Financial Instruments:	(274,635)	-	(274,635)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,228,887)	$8,289,866
Fidelity Central Funds (cost $1,161,291)	1,161,291

Total Investment in Securities (cost $9,390,178)		$9,451,157
Cash		30,943
Receivable for TBA sale commitments		272,426
Receivable for fund shares sold		23,575
Interest receivable		53,542
Distributions receivable from Fidelity Central Funds		5,195
Receivable from investment adviser for expense reductions		176
Total assets		9,837,014
Liabilities
TBA sale commitments, at value	$274,635
Payable for investments purchased on a delayed delivery basis	1,296,358
Payable for fund shares redeemed	18,549
Distributions payable	3
Other payables and accrued expenses	589
Total liabilities		1,590,134
Net Assets		$8,246,880
Net Assets consist of:
Paid in capital		$8,266,915
Total accumulated earnings (loss)		(20,035)
Net Assets		$8,246,880
Net Asset Value, offering price and redemption price per share ($8,246,880 ÷ 834,806 shares)		$9.88
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$255,094
Income from Fidelity Central Funds		66,043
Total income		321,137
Expenses
Custodian fees and expenses	$1,482
Independent trustees' fees and expenses	20
Total expenses before reductions	1,502
Expense reductions	(1,276)
Total expenses after reductions		226
Net Investment income (loss)		320,911
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(39,349)
Total net realized gain (loss)		(39,349)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	212,057
TBA Sale commitments	(46)
Total change in net unrealized appreciation (depreciation)		212,011
Net gain (loss)		172,662
Net increase (decrease) in net assets resulting from operations		$493,573
Statement of Changes in Net Assets

	Year ended August 31, 2024	For the period May 11, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$320,911	$75,244
Net realized gain (loss)	(39,349)	(39,430)
Change in net unrealized appreciation (depreciation)	212,011	(153,241)
Net increase (decrease) in net assets resulting from operations	493,573	(117,427)
Distributions to shareholders	(321,111)	(75,069)

Share transactions
Proceeds from sales of shares	3,363,595	5,790,485
Reinvestment of distributions	321,109	75,069
Cost of shares redeemed	(1,158,092)	(125,252)

Net increase (decrease) in net assets resulting from share transactions	2,526,612	5,740,302
Total increase (decrease) in net assets	2,699,074	5,547,806

Net Assets
Beginning of period	5,547,806	-
End of period	$8,246,880	$5,547,806

Other Information
Shares
Sold	346,654	580,584
Issued in reinvestment of distributions	33,391	7,705
Redeemed	(120,565)	(12,963)
Net increase (decrease)	259,480	575,326

Financial Highlights
Fidelity® Series Sustainable Investment Grade Bond Fund

Years ended August 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.451	.138
Net realized and unrealized gain (loss)	.241	(.360)
Total from investment operations	.692	(.222)
Distributions from net investment income	(.452)	(.138)
Total distributions	(.452)	(.138)
Net asset value, end of period	$9.88	$9.64
Total Return D,E	7.42%	(2.22)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02%	.03% H,I
Expenses net of fee waivers, if any J	- %	-% H
Expenses net of all reductions J	-%	-% H
Net investment income (loss)	4.70%	4.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$8,247	$5,548
Portfolio turnover rate K	405%	128% L

AFor the period May 11, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IProxy expenses are not annualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Sustainable Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$119,088
Gross unrealized depreciation	(60,319)
Net unrealized appreciation (depreciation)	$58,769
Tax Cost	$9,390,179

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(78,757)
Net unrealized appreciation (depreciation) on securities and other investments	$58,769

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(78,757)
Total capital loss carryforward	$(78,757)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023A
Ordinary Income	$321,111	$ 75,069

A For the period May 11, 2023 (commencement of operations) through August 31, 2023.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Investment Grade Bond Fund	20,202,040	19,806,796

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through December 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,276.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Shareholders of Fidelity Series Sustainable Investment Grade Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Sustainable Investment Grade Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from  May 11, 2023 (commencement of operations) through August 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 11, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.85% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $321,111 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908952.101
SGB-ANN-1024
Fidelity® Sustainable Low Duration Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Low Duration Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 58.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 5.539% 2/20/26	60,000	60,011
Verizon Communications, Inc.:
0.85% 11/20/25	90,000	86,055
1.45% 3/20/26	60,000	57,190
3.5% 11/1/24	80,000	79,737
		282,993
Media - 0.9%
Discovery Communications LLC 4.9% 3/11/26	100,000	99,407
Warnermedia Holdings, Inc.:
3.638% 3/15/25	121,000	119,849
3.788% 3/15/25	60,000	59,451
		278,707
Wireless Telecommunication Services - 1.6%
Rogers Communications, Inc. 3.625% 12/15/25	60,000	59,077
Sprint Corp. 7.625% 2/15/25	105,000	105,365
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	80,000	76,420
2.25% 2/15/26	113,000	109,178
3.5% 4/15/25	120,000	118,714
		468,754
TOTAL COMMUNICATION SERVICES		1,030,454
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 4.5%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 6/13/25 (b)(c)	90,000	90,047
4.95% 1/9/26	59,000	59,316
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9767% 10/15/24 (b)(c)	75,000	75,025
1.2% 10/15/24	80,000	79,588
1.25% 1/8/26	60,000	57,249
2.75% 6/20/25	60,000	58,872
3.8% 4/7/25	80,000	79,294
4% 1/15/25	80,000	79,570
4.35% 4/9/25	80,000	79,577
6.05% 10/10/25	50,000	50,557
Hyundai Capital America:
1.8% 10/15/25 (d)	53,000	51,236
2.65% 2/10/25 (d)	120,000	118,596
5.5% 3/30/26 (d)	50,000	50,497
5.8% 6/26/25 (d)	75,000	75,424
5.875% 4/7/25 (d)	80,000	80,222
6.25% 11/3/25 (d)	80,000	81,187
Mercedes-Benz Finance North America LLC 4.9% 1/9/26 (d)	150,000	150,704
		1,316,961
Leisure Products - 0.3%
Mattel, Inc. 5.875% 12/15/27 (d)	90,000	90,963
Specialty Retail - 1.7%
AutoZone, Inc.:
3.25% 4/15/25	60,000	59,268
3.625% 4/15/25	120,000	118,878
Lowe's Companies, Inc.:
3.375% 9/15/25	70,000	69,059
4% 4/15/25	120,000	119,213
Ross Stores, Inc. 4.6% 4/15/25	80,000	79,692
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6919% 12/24/25 (b)(c)	64,000	64,065
		510,175
TOTAL CONSUMER DISCRETIONARY		1,918,099
CONSUMER STAPLES - 0.5%
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	110,000	109,105
Food Products - 0.1%
Conagra Brands, Inc. 4.6% 11/1/25	50,000	49,825
TOTAL CONSUMER STAPLES		158,930
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	110,000	107,197
3.9% 2/1/25	111,000	110,334
Enbridge, Inc.:
2.5% 1/15/25	136,000	134,572
2.5% 2/14/25	70,000	69,163
Enterprise Products Operating LP 3.75% 2/15/25	60,000	59,636
EQT Corp. 3.125% 5/15/26 (d)	90,000	87,364
MPLX LP:
1.75% 3/1/26	114,000	108,992
4% 2/15/25	56,000	55,640
4.875% 12/1/24	135,000	134,783
4.875% 6/1/25	60,000	59,884
Phillips 66 Co.:
1.3% 2/15/26	60,000	57,190
3.605% 2/15/25	80,000	79,337
Spectra Energy Partners LP 3.5% 3/15/25	60,000	59,433
The Williams Companies, Inc. 3.9% 1/15/25	84,000	83,544
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	60,000	62,043
Western Midstream Operating LP:
3.1% 2/1/25	110,000	108,686
4.65% 7/1/26	60,000	59,692
		1,437,490
FINANCIALS - 26.5%
Banks - 12.6%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)	50,000	50,214
1.197% 10/24/26 (b)	80,000	76,750
1.658% 3/11/27 (b)	60,000	57,283
3.093% 10/1/25 (b)	80,000	79,842
3.366% 1/23/26 (b)	110,000	109,097
3.384% 4/2/26 (b)	100,000	98,906
4.827% 7/22/26 (b)	60,000	59,879
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8226% 1/10/25 (b)(c)	108,000	108,063
0.949% 1/22/27 (b)	55,000	52,282
5.2% 12/12/24	130,000	129,956
5.92% 9/25/25	50,000	50,624
Bank of Nova Scotia:
5.25% 12/6/24	130,000	129,939
5.45% 6/12/25	80,000	80,319
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	120,000	118,604
5.144% 4/28/25	60,000	60,052
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.045% 1/25/26 (b)(c)	40,000	40,032
3.106% 4/8/26 (b)	120,000	118,420
5.61% 9/29/26 (b)	90,000	90,646
Cooperatieve Rabobank UA/NY 4.333% 8/28/26	250,000	250,015
JPMorgan Chase & Co.:
2.005% 3/13/26 (b)	80,000	78,620
2.083% 4/22/26 (b)	102,000	100,061
2.301% 10/15/25 (b)	70,000	69,722
3.96% 1/29/27 (b)	80,000	79,153
5.546% 12/15/25 (b)	69,000	69,013
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (b)	100,000	99,855
5.671% 10/28/25 (b)	80,000	80,009
5.812% 6/12/26 (b)	110,000	110,533
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6984% 10/7/24 (b)(c)	50,000	50,007
5.069% 7/23/27 (b)	110,000	111,251
5.66% 10/25/24	60,000	60,019
The Toronto-Dominion Bank 3.766% 6/6/25	120,000	119,030
Truist Financial Corp.:
1.2% 8/5/25	90,000	86,896
1.267% 3/2/27 (b)	90,000	85,090
4.26% 7/28/26 (b)	101,000	100,087
5.9% 10/28/26 (b)	80,000	80,802
U.S. Bancorp 5.727% 10/21/26 (b)	110,000	111,118
Wells Fargo & Co.:
2.164% 2/11/26 (b)	80,000	78,906
2.188% 4/30/26 (b)	90,000	88,216
2.406% 10/30/25 (b)	84,000	83,559
3.908% 4/25/26 (b)	120,000	118,964
4.54% 8/15/26 (b)	90,000	89,599
		3,711,433
Capital Markets - 7.1%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.551% 10/25/24 (b)(c)	150,000	150,005
1.6% 4/24/25	130,000	127,341
4.414% 7/24/26 (b)	70,000	69,679
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	53,000	51,939
1.093% 12/9/26 (b)	54,000	51,416
1.431% 3/9/27 (b)	120,000	113,945
3.272% 9/29/25 (b)	84,000	83,829
5.7% 11/1/24	130,000	130,035
5.798% 8/10/26 (b)	80,000	80,523
Intercontinental Exchange, Inc. 3.65% 5/23/25	84,000	83,216
Moody's Corp. 3.75% 3/24/25	120,000	119,182
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8609% 1/22/25 (b)(c)	475,000	475,014
0.864% 10/21/25 (b)	56,000	55,631
1.164% 10/21/25 (b)	40,000	39,759
NASDAQ, Inc. 5.65% 6/28/25	94,000	94,413
State Street Corp.:
2.354% 11/1/25 (b)	80,000	79,586
2.901% 3/30/26 (b)	112,000	110,501
4.857% 1/26/26 (b)	80,000	79,863
5.751% 11/4/26 (b)	100,000	101,071
		2,096,948
Consumer Finance - 3.3%
Ally Financial, Inc.:
4.625% 3/30/25	90,000	89,584
5.8% 5/1/25	50,000	50,100
American Express Co.:
3% 10/30/24	130,000	129,744
4.99% 5/1/26 (b)	120,000	119,872
6.338% 10/30/26 (b)	114,000	115,934
Capital One Financial Corp.:
2.636% 3/3/26 (b)	130,000	128,167
3.2% 2/5/25	80,000	79,270
3.3% 10/30/24	84,000	83,700
4.985% 7/24/26 (b)	170,000	169,630
		966,001
Financial Services - 1.4%
Corebridge Financial, Inc. 3.5% 4/4/25	100,000	98,958
Corebridge Global Funding 5.75% 7/2/26 (d)	90,000	91,800
PayPal Holdings, Inc. 1.65% 6/1/25	80,000	78,102
The Western Union Co.:
1.35% 3/15/26	55,000	52,123
2.85% 1/10/25	100,000	99,091
		420,074
Insurance - 2.1%
Equitable Financial Life Global Funding:
1% 1/9/26 (d)	120,000	114,206
1.1% 11/12/24 (d)	121,000	119,970
1.3% 7/12/26 (d)	90,000	84,752
1.4% 7/7/25 (d)	53,000	51,473
5.5% 12/2/25 (d)	120,000	121,076
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	131,000	130,677
		622,154
TOTAL FINANCIALS		7,816,610
HEALTH CARE - 3.8%
Biotechnology - 0.5%
AbbVie, Inc. 3.8% 3/15/25	60,000	59,592
Amgen, Inc. 5.25% 3/2/25	75,000	75,023
		134,615
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. 1.9% 6/1/25	130,000	127,223
Health Care Providers & Services - 2.6%
Cigna Group:
1.25% 3/15/26	55,000	52,260
3.25% 4/15/25	80,000	79,147
CVS Health Corp.:
3.875% 7/20/25	60,000	59,399
4.1% 3/25/25	110,000	109,408
HCA Holdings, Inc.:
5.25% 4/15/25	60,000	59,967
5.25% 6/15/26	100,000	100,349
5.375% 2/1/25	135,000	134,816
5.875% 2/15/26	80,000	80,658
Humana, Inc. 3.85% 10/1/24	100,000	99,861
		775,865
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	80,000	79,579
TOTAL HEALTH CARE		1,117,282
INDUSTRIALS - 3.5%
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	85,000	83,751
Ground Transportation - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24	80,000	79,204
Industrial Conglomerates - 0.5%
Trane Technologies Financing Ltd.:
3.5% 3/21/26	60,000	58,944
3.55% 11/1/24	97,000	96,695
		155,639
Machinery - 1.4%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6341% 9/13/24 (b)(c)	200,000	200,001
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0239% 10/16/26 (b)(c)	150,000	150,725
Otis Worldwide Corp. 2.056% 4/5/25	60,000	58,942
		409,668
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.3% 2/1/25	60,000	59,211
2.875% 1/15/26	53,000	51,572
3.25% 3/1/25	110,000	108,859
3.375% 7/1/25	90,000	88,709
		308,351
TOTAL INDUSTRIALS		1,036,613
INFORMATION TECHNOLOGY - 3.2%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	60,000	60,425
6.02% 6/15/26	36,000	36,768
		97,193
Semiconductors & Semiconductor Equipment - 1.1%
Marvell Technology, Inc. 1.65% 4/15/26	90,000	85,713
NXP BV/NXP Funding LLC 5.35% 3/1/26	121,000	121,687
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	120,000	118,090
		325,490
Software - 1.8%
Oracle Corp.:
2.5% 4/1/25	170,000	167,388
2.95% 11/15/24	84,000	83,566
Roper Technologies, Inc.:
1% 9/15/25	60,000	57,727
2.35% 9/15/24	125,000	124,828
VMware, Inc. 4.5% 5/15/25	90,000	89,643
		523,152
TOTAL INFORMATION TECHNOLOGY		945,835
MATERIALS - 1.5%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
1.4% 8/5/26	60,000	56,094
6.05% 3/15/25	100,000	100,360
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (d)	90,000	86,377
Nutrien Ltd.:
3% 4/1/25	52,000	51,405
5.9% 11/7/24	83,000	83,059
5.95% 11/7/25	50,000	50,568
		427,863
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.:
2.4% 3/15/25	80,000	78,728
2.95% 1/15/25	98,000	97,114
4% 6/1/25	101,000	100,138
Crown Castle, Inc. 1.35% 7/15/25	90,000	87,276
		363,256
UTILITIES - 3.0%
Electric Utilities - 1.0%
Edison International:
3.55% 11/15/24	80,000	79,670
4.7% 8/15/25	50,000	49,742
4.95% 4/15/25	60,000	59,811
Pacific Gas & Electric Co.:
2.95% 3/1/26	50,000	48,509
3.5% 6/15/25	60,000	59,158
		296,890
Gas Utilities - 0.4%
The East Ohio Gas Co. 1.3% 6/15/25 (d)	111,000	107,671
Independent Power and Renewable Electricity Producers - 0.6%
Emera U.S. Finance LP 3.55% 6/15/26	90,000	87,638
The AES Corp. 3.3% 7/15/25 (d)	80,000	78,429
		166,067
Multi-Utilities - 1.0%
Dominion Energy, Inc. 3.9% 10/1/25	80,000	79,218
NiSource, Inc. 0.95% 8/15/25	90,000	86,653
Puget Energy, Inc. 3.65% 5/15/25	136,000	134,387
		300,258
TOTAL UTILITIES		870,886
TOTAL NONCONVERTIBLE BONDS (Cost $17,032,207)		17,123,318

U.S. Treasury Obligations - 25.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.09% to 5.32% 9/5/24 to 1/2/25 (Cost $7,594,376)	7,665,500	7,599,579

Asset-Backed Securities - 10.6%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	80,000	80,002
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	26,848	26,879
Series 2024-1 Class A2A, 5.1% 7/27/26	52,294	52,307
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	44,596	44,634
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (d)	43,000	43,153
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	80,215	80,458
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	11,697	11,689
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	173	173
Series 2023 2 Class A2A, 5.5% 6/15/26	17,511	17,514
Carmax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/27	62,222	62,249
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	39,529	39,676
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A2A, 5.21% 9/15/27	72,000	72,370
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	3,292	3,291
Carmax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/27	5,000	5,021
Chase Auto Owner Trust:
Series 2024-1A Class A2, 5.48% 4/26/27 (d)	50,916	50,999
Series 2024-4A Class A2, 5.25% 9/27/27 (d)	81,000	81,339
Chase Auto Owner Trust 24-3 Series 2024-3A Class A2, 5.53% 9/27/27 (d)	50,000	50,263
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	100,000	100,701
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	63,207	63,236
Series 2024-2 Class A2A, 5.54% 11/16/26 (d)	64,000	64,163
Dell Equipment Finance Trust 2:
Series 2023-3 Class A2, 6.1% 4/23/29 (d)	71,155	71,343
Series 2024-1 Class A2, 5.58% 3/22/30 (d)	100,000	100,425
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	3,899	3,912
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (d)	19,343	19,329
Series 2024-1A Class A2, 5.5% 8/20/27 (d)	28,000	28,183
Enterprise Fleet Financing 202 Series 2024-3 Class A2, 5.31% 4/20/27 (d)	51,000	51,351
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	46,875	46,874
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/26	34,712	34,730
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	100,000	99,910
FORDO Series 2024-B Class A2A, 5.4% 4/15/27	57,000	57,323
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/26	70,000	70,358
Gm Financial Consumer Automobi Series 2024-2 Class A2A, 5.33% 3/16/27	60,000	60,103
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	51,249	51,251
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	5,198	5,196
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	18,897	18,885
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	36,488	36,507
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	66,000	66,309
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (d)	100,000	100,465
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.35% 11/17/25	1,842	1,842
Series 2023-B Class A2A, 5.77% 5/15/26	25,824	25,860
Series 2024-A Class A2A, 5.29% 4/15/27	63,000	63,083
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	100,000	100,150
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	80,000	80,451
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	1,608	1,607
Series 2023-2 Class A2, 5.92% 11/16/26	32,764	32,858
Series 2024-1 Class A2A, 5.06% 5/17/27	63,873	63,846
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	61,704	61,833
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	60,000	60,194
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (d)	49,000	49,168
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (d)	21,218	21,221
Series 2024-2A Class A2, 5.71% 10/20/27 (d)	69,000	69,282
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (d)	4,919	4,922
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	12,760	12,780
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	26,510	26,528
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	62,663	62,737
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	10,415	10,412
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	34,941	35,040
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	9,724	9,719
Series 2023-C Class A2A, 5.6% 8/17/26	34,513	34,551
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	83,082	83,085
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	22,223	22,248
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	50,376	50,413
Wheels Fleet Lease Funding 1 L Series 2024-2A Class A1, 4.87% 6/21/39 (d)	100,000	100,425
World Omni Auto Receivables Trust:
Series 2023-C Class A2A, 5.57% 12/15/26	28,518	28,539
Series 2023-D Class A2A, 5.91% 2/16/27	24,347	24,422
Series 2024-B Class A2A, 5.48% 9/15/27	59,000	59,241
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	64,000	64,236
TOTAL ASSET-BACKED SECURITIES (Cost $3,122,699)		3,133,264

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
Morgan Stanley BAML Trust Series 2015-C21 Class ASB, 3.15% 3/15/48	55,684	55,408
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C28 Class A3, 3.29% 5/15/48	33,637	33,193
Series 2016-C32 Class ASB, 3.324% 1/15/59	15,057	14,930
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $102,894)		103,531

Bank Notes - 0.9%
	Principal Amount (a)	Value ($)
Citibank NA 5.438% 4/30/26 (Cost $250,000)	250,000	253,626

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $990,120)	989,922	990,120

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $29,092,296)	29,203,438
NET OTHER ASSETS (LIABILITIES) - 0.9%	272,503
NET ASSETS - 100.0%	29,475,941

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,953,181 or 10.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	269,424	31,155,379	30,434,694	43,004	11	-	990,120	0.0%
Total	269,424	31,155,379	30,434,694	43,004	11	-	990,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	17,123,318	-	17,123,318	-

U.S. Government and Government Agency Obligations	7,599,579	-	7,599,579	-

Asset-Backed Securities	3,133,264	-	3,133,264	-

Commercial Mortgage Securities	103,531	-	103,531	-

Bank Notes	253,626	-	253,626	-

Money Market Funds	990,120	990,120	-	-
Total Investments in Securities:	29,203,438	990,120	28,213,318	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $28,102,176)	$28,213,318
Fidelity Central Funds (cost $990,120)	990,120

Total Investment in Securities (cost $29,092,296)		$29,203,438
Cash		80,740
Receivable for fund shares sold		83,872
Interest receivable		175,762
Distributions receivable from Fidelity Central Funds		3,918
Receivable from investment adviser for expense reductions		871
Total assets		29,548,601
Liabilities
Payable for fund shares redeemed	$52,812
Distributions payable	11,498
Accrued management fee	4,791
Distribution and service plan fees payable	1,423
Other affiliated payables	2,136
Total liabilities		72,660
Net Assets		$29,475,941
Net Assets consist of:
Paid in capital		$28,628,970
Total accumulated earnings (loss)		846,971
Net Assets		$29,475,941

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,194,412 ÷ 406,846 shares)(a)		$10.31
Maximum offering price per share (100/98.50 of $10.31)		$10.47
Class M :
Net Asset Value and redemption price per share ($765,974 ÷ 74,299 shares)(a)		$10.31
Maximum offering price per share (100/98.50 of $10.31)		$10.47
Class C :
Net Asset Value and offering price per share ($972,649 ÷ 94,399 shares)(a)		$10.30
Fidelity Sustainable Low Duration Bond Fund :
Net Asset Value, offering price and redemption price per share ($18,002,778 ÷ 1,746,202 shares)		$10.31
Class I :
Net Asset Value, offering price and redemption price per share ($654,479 ÷ 63,481 shares)		$10.31
Class Z :
Net Asset Value, offering price and redemption price per share ($4,885,649 ÷ 473,873 shares)		$10.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$1,376,445
Income from Fidelity Central Funds		43,004
Total income		1,419,449
Expenses
Management fee	$53,128
Transfer agent fees	24,476
Distribution and service plan fees	16,015
Independent trustees' fees and expenses	78
Miscellaneous	235
Total expenses before reductions	93,932
Expense reductions	(12,243)
Total expenses after reductions		81,689
Net Investment income (loss)		1,337,760
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,292
Fidelity Central Funds	11
Total net realized gain (loss)		18,303
Change in net unrealized appreciation (depreciation) on investment securities		141,610
Net gain (loss)		159,913
Net increase (decrease) in net assets resulting from operations		$1,497,673
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,337,760	$876,915
Net realized gain (loss)	18,303	(15,809)
Change in net unrealized appreciation (depreciation)	141,610	(578)
Net increase (decrease) in net assets resulting from operations	1,497,673	860,528
Distributions to shareholders	(1,016,595)	(474,711)

Share transactions - net increase (decrease)	5,467,747	14,149,338
Total increase (decrease) in net assets	5,948,825	14,535,155

Net Assets
Beginning of period	23,527,116	8,991,961
End of period	$29,475,941	$23,527,116

Financial Highlights
Fidelity Advisor® Sustainable Low Duration Bond Fund Class A

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.498	.401	.053
Net realized and unrealized gain (loss)	.056	(.024)	(.058)
Total from investment operations	.554	.377	(.005)
Distributions from net investment income	(.370)	(.207)	(.035)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.374)	(.207)	(.035)
Net asset value, end of period	$10.31	$10.13	$9.96
Total Return D,E,F	5.58%	3.83%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.51%	.51% I
Expenses net of fee waivers, if any	.45%	.50%	.51% I
Expenses net of all reductions	.45%	.50%	.51% I
Net investment income (loss)	4.89%	4.00%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,194	$3,209	$1,730
Portfolio turnover rate J	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class M

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.501	.402	.054
Net realized and unrealized gain (loss)	.055	(.023)	(.059)
Total from investment operations	.556	.379	(.005)
Distributions from net investment income	(.372)	(.209)	(.035)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.376)	(.209)	(.035)
Net asset value, end of period	$10.31	$10.13	$9.96
Total Return D,E,F	5.60%	3.84%	(.05)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.48%	.51% I
Expenses net of fee waivers, if any	.43%	.48%	.51% I
Expenses net of all reductions	.43%	.48%	.51% I
Net investment income (loss)	4.91%	4.02%	1.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$766	$605	$515
Portfolio turnover rate J	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class C

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.414	.317	.021
Net realized and unrealized gain (loss)	.055	(.024)	(.064)
Total from investment operations	.469	.293	(.043)
Distributions from net investment income	(.285)	(.123)	(.007)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.289)	(.123)	(.007)
Net asset value, end of period	$10.30	$10.12	$9.95
Total Return D,E,F	4.71%	2.96%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.28%	1.34%	1.36% I
Expenses net of fee waivers, if any	1.28%	1.34%	1.36% I
Expenses net of all reductions	1.28%	1.33%	1.36% I
Net investment income (loss)	4.06%	3.17%	.55% I
Supplemental Data
Net assets, end of period (000 omitted)	$973	$872	$759
Portfolio turnover rate J	67%	25%	5% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond Fund

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.518	.418	.059
Net realized and unrealized gain (loss)	.057	(.021)	(.058)
Total from investment operations	.575	.397	.001
Distributions from net investment income	(.391)	(.227)	(.041)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.395)	(.227)	(.041)
Net asset value, end of period	$10.31	$10.13	$9.96
Total Return D,E	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30%	.36%	.39% H
Expenses net of fee waivers, if any	.25%	.31%	.35% H
Expenses net of all reductions	.25%	.30%	.35% H
Net investment income (loss)	5.09%	4.20%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$18,003	$11,859	$4,499
Portfolio turnover rate I	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class I

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.524	.416	.060
Net realized and unrealized gain (loss)	.051	(.019)	(.059)
Total from investment operations	.575	.397	.001
Distributions from net investment income	(.391)	(.227)	(.041)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.395)	(.227)	(.041)
Net asset value, end of period	$10.31	$10.13	$9.96
Total Return D,E	5.79%	4.03%	.01%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32%	.37%	.37% H
Expenses net of fee waivers, if any	.25%	.31%	.35% H
Expenses net of all reductions	.25%	.30%	.35% H
Net investment income (loss)	5.10%	4.20%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$654	$3,219	$526
Portfolio turnover rate I	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Low Duration Bond Fund Class Z

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.526	.426	.061
Net realized and unrealized gain (loss)	.054	(.024)	(.058)
Total from investment operations	.580	.402	.003
Distributions from net investment income	(.396)	(.232)	(.043)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.400)	(.232)	(.043)
Net asset value, end of period	$10.31	$10.13	$9.96
Total Return D,E	5.84%	4.08%	.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.31%	.35% H
Expenses net of fee waivers, if any	.20%	.25%	.30% H
Expenses net of all reductions	.20%	.25%	.30% H
Net investment income (loss)	5.14%	4.25%	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,886	$3,764	$962
Portfolio turnover rate I	67%	25%	5% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Sustainable Low Duration Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Low Duration Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$386,700
Gross unrealized depreciation	(132)
Net unrealized appreciation (depreciation)	$386,568
Tax Cost	$28,816,870

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$450,470
Undistributed long-term capital gain	$9,935
Net unrealized appreciation (depreciation) on securities and other investments	$386,568

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$1,007,076	$474,711
Long-term Capital Gains	9,519	-
Total	$1,016,595	$474,711

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Low Duration Bond Fund	14,465,269	10,120,932

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	5,663	2,564
Class M	- %	.15%	983	797
Class C	.75%	.25%	9,369	7,184
			16,015	10,545

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	810
Class M	1
811

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	3,850.10
Class M	541.08
Class C	772.08
Fidelity Sustainable Low Duration Bond Fund	15,175.10
Class I	1,975.12
Class Z	2,163.05
	24,476

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	78
Class M	.45%	-
Class C	1.30%	-
Fidelity Sustainable Low Duration Bond Fund	.25%	7,576
Class I	.25%	1,130
Class Z	.20%	2,155
		10,939

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,304.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Sustainable Low Duration Bond Fund
Distributions to shareholders
Class A	$134,958	$64,599
Class M	23,883	13,455
Class C	26,353	10,951
Fidelity Sustainable Low Duration Bond Fund	579,534	187,219
Class I	78,687	34,519
Class Z	173,180	163,968
Total	$1,016,595	$474,711

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Sustainable Low Duration Bond Fund
Class A
Shares sold	249,498	464,958	$2,542,258	$4,646,554
Reinvestment of distributions	13,239	6,426	134,904	64,537
Shares redeemed	(172,722)	(328,247)	(1,761,046)	(3,289,544)
Net increase (decrease)	90,015	143,137	$916,116	$1,421,547
Class M
Shares sold	17,673	22,623	$180,581	$225,917
Reinvestment of distributions	2,344	1,334	23,879	13,383
Shares redeemed	(5,460)	(15,916)	(55,721)	(160,231)
Net increase (decrease)	14,557	8,041	$148,739	$79,069
Class C
Shares sold	18,851	19,293	$191,260	$192,596
Reinvestment of distributions	2,588	1,091	26,338	10,950
Shares redeemed	(13,190)	(10,524)	(133,909)	(106,201)
Net increase (decrease)	8,249	9,860	$83,689	$97,345
Fidelity Sustainable Low Duration Bond Fund
Shares sold	1,322,817	1,284,218	$13,483,971	$12,874,592
Reinvestment of distributions	51,256	17,286	522,289	173,685
Shares redeemed	(798,858)	(582,242)	(8,145,134)	(5,837,836)
Net increase (decrease)	575,215	719,262	$5,861,126	$7,210,441
Class I
Shares sold	45,683	288,861	$464,041	$2,906,850
Reinvestment of distributions	7,645	3,326	77,705	33,509
Shares redeemed	(307,737)	(27,151)	(3,125,566)	(273,778)
Net increase (decrease)	(254,409)	265,036	$(2,583,820)	$2,666,581
Class Z
Shares sold	471,271	1,151,300	$4,808,900	$11,485,335
Reinvestment of distributions	11,517	11,795	117,246	118,288
Shares redeemed	(380,552)	(888,010)	(3,884,249)	(8,929,268)
Net increase (decrease)	102,236	275,085	$1,041,897	$2,674,355

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Low Duration Bond Fund	15%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainable Low Duration Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Low Duration Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $12,444, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $788,071 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,007,076 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904900.102
SLD-ANN-1024
Fidelity® Sustainable Core Plus Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Core Plus Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Corporate Bonds - 35.2%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp. 3.375% 8/15/26		27,000	16,810
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Wayfair LLC 0.625% 10/1/25		3,000	2,828
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		3,000	3,089
Wolfspeed, Inc. 1.875% 12/1/29		14,000	5,337
			8,426
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		3,000	2,550
Redfin Corp. 0.5% 4/1/27		18,000	12,330
			14,880
UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		3,000	3,201
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)		5,000	4,613
Sunnova Energy International, Inc.:
0.25% 12/1/26		6,000	4,544
2.625% 2/15/28		1,000	646
			9,803
TOTAL UTILITIES			13,004

TOTAL CONVERTIBLE BONDS			55,948
Nonconvertible Bonds - 35.1%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
Altice France SA 5.125% 7/15/29 (b)		30,000	20,931
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		4,000	3,970
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		9,000	9,479
IHS Holding Ltd.:
5.625% 11/29/26(b)		6,000	5,828
6.25% 11/29/28(b)		1,000	919
Iliad Holding SAS:
7% 10/15/28(b)		1,000	1,015
8.5% 4/15/31(b)		17,000	18,014
Level 3 Financing, Inc.:
3.875% 10/15/30(b)		1,000	680
4% 4/15/31(b)		18,000	12,060
4.5% 4/1/30(b)		8,000	5,864
11% 11/15/29(b)		2,061	2,259
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		8,000	4,974
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		5,000	4,745
TELUS Corp. 3.4% 5/13/32		130,000	116,916
Verizon Communications, Inc. 5.05% 5/9/33		250,000	254,465
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		2,000	1,746
			463,865
Entertainment - 0.3%
The Walt Disney Co. 2.65% 1/13/31		140,000	126,129
Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		14,000	13,126
Altice Financing SA 5.75% 8/15/29 (b)		15,000	11,555
Altice France Holding SA 6% 2/15/28 (b)		4,000	1,288
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34(b)		29,000	23,386
4.75% 2/1/32(b)		28,000	24,397
5.375% 6/1/29(b)		1,000	949
5.5% 5/1/26(b)		14,000	13,964
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29		10,000	9,898
6.1% 6/1/29		22,000	22,730
6.55% 6/1/34		12,000	12,431
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		8,000	7,815
7.5% 6/1/29(b)		12,000	10,119
7.875% 4/1/30(b)		5,000	5,224
9% 9/15/28(b)		16,000	17,007
CSC Holdings LLC:
3.375% 2/15/31(b)		25,000	16,076
4.625% 12/1/30(b)		15,000	5,865
DISH DBS Corp.:
5.75% 12/1/28(b)		6,000	4,616
5.875% 11/15/24		1,000	971
DISH Network Corp. 11.75% 11/15/27 (b)		8,000	8,134
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		2,000	1,615
6.75% 10/15/27(b)		6,000	5,486
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)		5,000	5,314
Univision Communications, Inc.:
7.375% 6/30/30(b)		15,000	14,398
8% 8/15/28(b)		5,000	5,059
8.5% 7/31/31(b)		12,000	11,976
VTR Finance BV 6.375% 7/15/28 (b)		2,000	1,830
Warnermedia Holdings, Inc.:
4.279% 3/15/32		135,000	118,010
5.141% 3/15/52		141,000	107,244
Ziggo Bond Co. BV 6% 1/15/27 (b)		5,000	4,986
			485,469
Wireless Telecommunication Services - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)		4,000	3,991
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		15,000	14,767
Millicom International Cellular SA 4.5% 4/27/31 (b)		4,000	3,558
			22,316
TOTAL COMMUNICATION SERVICES			1,097,779

CONSUMER DISCRETIONARY - 2.6%
Automobile Components - 0.1%
Macquarie AirFinance Holdings 6.5% 3/26/31 (b)		10,000	10,544
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		2,000	1,982
6.75% 4/23/30(b)		5,000	5,140
			17,666
Automobiles - 0.2%
General Motors Co. 5.4% 10/15/29		40,000	40,944
McLaren Finance PLC 7.5% 8/1/26 (b)		4,000	3,514
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.050% 11.3595% 10/15/26 (b)(c)(d)		21,000	21,002
			65,460
Broadline Retail - 0.0%
Kohl's Corp. 4.25% 7/17/25		3,000	2,971
Nordstrom, Inc. 4.375% 4/1/30		8,000	7,347
			10,318
Diversified Consumer Services - 0.0%
Sotheby's 7.375% 10/15/27 (b)		10,000	9,549
StoneMor, Inc. 8.5% 5/15/29 (b)		6,000	5,339
			14,888
Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)		5,000	5,106
Aramark Services, Inc. 5% 2/1/28 (b)		5,000	4,904
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)		10,000	9,300
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		16,000	14,341
5.875% 4/1/29(b)		5,000	5,095
6.125% 4/1/32(b)		5,000	5,126
Life Time, Inc.:
5.75% 1/15/26(b)		11,000	11,002
8% 4/15/26(b)		24,000	24,362
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		14,000	13,199
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28(b)		2,000	2,015
6% 2/1/33(b)		5,000	5,122
6.25% 3/15/32(b)		7,000	7,229
Station Casinos LLC 6.625% 3/15/32 (b)		5,000	5,100
Yum! Brands, Inc. 4.625% 1/31/32		14,000	13,269
			125,170
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)		5,000	5,090
Landsea Homes Corp. 8.875% 4/1/29 (b)		3,000	3,105
LGI Homes, Inc. 8.75% 12/15/28 (b)		1,000	1,065
Newell Brands, Inc. 6.875% 4/1/36 (e)		1,000	951
TRI Pointe Homes, Inc.:
5.25% 6/1/27		4,000	3,980
5.7% 6/15/28		2,000	2,012
			16,203
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)		12,000	12,195
Specialty Retail - 1.4%
Bath & Body Works, Inc. 6.95% 3/1/33		8,000	8,003
Carvana Co.:
4.875% 9/1/29(b)		5,000	4,205
5.625% 10/1/25(b)		9,000	8,798
12% 12/1/28 pay-in-kind(b)(c)		4,471	4,641
13% 6/1/30 pay-in-kind(b)(c)		3,383	3,612
14% 6/1/31 pay-in-kind(b)(c)		6,828	7,776
Champions Financing, Inc. 8.75% 2/15/29 (b)		4,000	4,103
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)		5,000	5,087
LBM Acquisition LLC 6.25% 1/15/29 (b)		12,000	10,848
Lowe's Companies, Inc.:
3.75% 4/1/32		130,000	122,153
4.25% 4/1/52		130,000	106,630
Michaels Companies, Inc. 5.25% 5/1/28 (b)		2,000	1,570
Sally Holdings LLC 6.75% 3/1/32		5,000	5,100
Staples, Inc.:
10.75% 9/1/29(b)		5,000	4,710
12.75% 1/15/30(b)		5,271	4,074
The Home Depot, Inc. 3.25% 4/15/32		130,000	119,993
TJX Companies, Inc. 3.875% 4/15/30		120,000	117,280
			538,583
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. 4.125% 8/15/31 (b)		13,000	11,685
Tapestry, Inc.:
3.05% 3/15/32		140,000	117,203
7% 11/27/26		11,000	11,346
7.05% 11/27/25		4,000	4,074
7.35% 11/27/28		18,000	18,881
7.7% 11/27/30		19,000	20,231
7.85% 11/27/33		19,000	20,331
			203,751
TOTAL CONSUMER DISCRETIONARY			1,004,234

CONSUMER STAPLES - 1.5%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		7,000	6,922
Consumer Staples Distribution & Retail - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		8,000	7,819
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)		150,000	110,550
C&S Group Enterprises LLC 5% 12/15/28 (b)		7,000	5,288
KeHE Distributor / Nextwave 9% 2/15/29 (b)		9,000	9,389
Performance Food Group, Inc. 4.25% 8/1/29 (b)		6,000	5,662
Sigma Holdco BV 7.875% 5/15/26 (b)		7,000	6,905
U.S. Foods, Inc. 4.625% 6/1/30 (b)		8,000	7,658
United Natural Foods, Inc. 6.75% 10/15/28 (b)		2,000	1,878
Walgreens Boots Alliance, Inc. 8.125% 8/15/29		5,000	5,006
			160,155
Food Products - 0.8%
Darling Ingredients, Inc. 6% 6/15/30 (b)		5,000	5,061
General Mills, Inc. 2.25% 10/14/31		290,000	248,551
Post Holdings, Inc.:
4.5% 9/15/31(b)		10,000	9,305
4.625% 4/15/30(b)		6,000	5,702
6.25% 2/15/32(b)		5,000	5,128
6.375% 3/1/33(b)		15,000	15,110
			288,857
Household Products - 0.3%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	100,000	112,237
Resideo Funding, Inc. 6.5% 7/15/32 (b)		10,000	10,181
			122,418
TOTAL CONSUMER STAPLES			578,352

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28(b)		12,000	12,051
6.625% 9/1/32(b)		4,000	4,050
Nabors Industries, Inc. 8.875% 8/15/31 (b)		5,000	5,010
Oceaneering International, Inc. 6% 2/1/28		16,000	16,209
Vallourec SA 7.5% 4/15/32 (b)		15,000	15,795
Viridien 8.75% 4/1/27 (b)		21,000	20,119
			73,234
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp.:
7.125% 2/1/26(b)		11,000	11,043
8.25% 6/15/29(b)		13,000	13,409
Canacol Energy Ltd. 5.75% 11/24/28 (b)		11,000	6,339
CNX Midstream Partners LP 4.75% 4/15/30 (b)		7,000	6,529
CNX Resources Corp.:
6% 1/15/29(b)		6,000	6,017
7.25% 3/1/32(b)		5,000	5,235
7.375% 1/15/31(b)		5,000	5,225
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)		5,000	5,402
CVR Energy, Inc. 5.75% 2/15/28 (b)		6,000	5,658
EG Global Finance PLC 12% 11/30/28 (b)		19,000	20,726
Energean Israel Finance Ltd. 5.375% 3/30/28 (Reg. S) (b)		1,000	903
Energean PLC 6.5% 4/30/27 (b)		10,000	9,871
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29		11,000	11,079
Golar LNG Ltd. 7% 10/20/25 (b)		4,000	3,997
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		5,000	4,859
Harbour Energy PLC 5.5% 10/15/26 (b)		9,000	8,934
Kosmos Energy Ltd.:
7.5% 3/1/28(b)		2,000	1,938
7.75% 5/1/27(b)		1,000	989
MEG Energy Corp. 5.875% 2/1/29 (b)		40,000	39,609
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		5,000	4,524
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		29,000	25,103
6.75% 9/15/25(b)		10,000	9,751
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		10,000	10,225
Permian Resources Operating LLC 5.875% 7/1/29 (b)		10,000	10,000
Prairie Acquiror LP 9% 8/1/29 (b)		3,000	3,138
Southwestern Energy Co. 5.375% 3/15/30		6,000	5,948
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29		31,000	29,763
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27(b)		13,000	12,963
6% 12/31/30(b)		5,000	4,768
6% 9/1/31(b)		4,000	3,791
Tullow Oil PLC:
7% 3/1/25(b)		4,000	3,898
10.25% 5/15/26(b)		4,000	3,871
			295,505
TOTAL ENERGY			368,739

FINANCIALS - 9.5%
Banks - 5.0%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	100,000	108,355
Bank of America Corp.:
2.456% 10/22/25(c)		260,000	258,885
2.687% 4/22/32(c)		70,000	61,485
5.015% 7/22/33(c)		168,000	169,957
6.204% 11/10/28(c)		50,000	52,405
BNP Paribas SA 4.042% 1/10/32 (Reg. S) (c)	EUR	100,000	112,645
Citigroup, Inc.:
2.014% 1/25/26(c)		260,000	256,435
4.91% 5/24/33(c)		90,000	89,519
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)		12,000	11,495
8% 6/15/27(b)		12,000	12,573
ING Groep NV:
1.4% 7/1/26(b)(c)		200,000	194,027
4.5% 5/23/29 (Reg. S)(c)	EUR	100,000	114,499
JPMorgan Chase & Co.:
2.963% 1/25/33(c)		70,000	61,985
4.586% 4/26/33(c)		142,000	140,170
4.912% 7/25/33(c)		28,000	28,154
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	120,172
Nordea Bank Abp 3.625% 3/15/34 (Reg. S)	EUR	100,000	111,546
Santander Holdings U.S.A., Inc.:
5.807% 9/9/26(c)		35,000	35,138
6.499% 3/9/29(c)		27,000	28,150
UniCredit SpA:
5.459% 6/30/35(b)(c)		1,000	976
5.861% 6/19/32(b)(c)		4,000	3,991
Western Alliance Bancorp. 3% 6/15/31 (c)		9,000	8,139
			1,980,701
Capital Markets - 1.9%
AssuredPartners, Inc. 7.5% 2/15/32 (b)		5,000	5,100
Coinbase Global, Inc. 3.625% 10/1/31 (b)		4,000	3,296
Goldman Sachs Group, Inc.:
3.102% 2/24/33(c)		109,000	96,417
3.615% 3/15/28(c)		130,000	126,911
Hightower Holding LLC 9.125% 1/31/30 (b)		5,000	5,178
Morgan Stanley:
0.864% 10/21/25(c)		270,000	268,222
2.943% 1/21/33(c)		70,000	61,562
4.889% 7/20/33(c)		68,000	67,836
State Street Corp. 3.031% 11/1/34 (c)		130,000	118,865
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)		5,000	5,187
			758,574
Consumer Finance - 0.5%
Ally Financial, Inc.:
2.2% 11/2/28		140,000	125,557
5.75% 11/20/25		5,000	5,013
Encore Capital Group, Inc. 8.5% 5/15/30 (b)		10,000	10,464
OneMain Finance Corp. 3.875% 9/15/28		36,000	33,152
PRA Group, Inc. 8.875% 1/31/30 (b)		5,000	5,168
SLM Corp. 4.2% 10/29/25		6,000	5,930
			185,284
Financial Services - 0.3%
Block, Inc.:
3.5% 6/1/31		48,000	43,328
6.5% 5/15/32(b)		6,000	6,222
GGAM Finance Ltd.:
6.875% 4/15/29(b)		5,000	5,160
7.75% 5/15/26(b)		5,000	5,130
8% 2/15/27(b)		15,000	15,637
8% 6/15/28(b)		5,000	5,345
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27 (b)		5,000	5,050
Gn Bondco LLC 9.5% 10/15/31 (b)		4,000	4,071
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32 (b)		10,000	10,317
			100,260
Insurance - 1.7%
AIA Group Ltd. 3.375% 4/7/30 (b)		200,000	188,443
Equitable Financial Life Global Funding 1.3% 7/12/26 (b)		200,000	188,338
Marsh & McLennan Companies, Inc. 2.375% 12/15/31		210,000	181,390
Swiss Re Finance Luxembourg SA 2.534% 4/30/50 (Reg. S) (c)	EUR	100,000	103,919
			662,090
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp. 8% 4/1/29 (b)		5,000	4,976
Starwood Property Trust, Inc.:
3.625% 7/15/26(b)		2,000	1,925
3.75% 12/31/24(b)		7,000	6,937
4.75% 3/15/25		1,000	993
7.25% 4/1/29(b)		10,000	10,409
			25,240
TOTAL FINANCIALS			3,712,149

HEALTH CARE - 2.8%
Biotechnology - 0.7%
Amgen, Inc. 3% 2/22/29		260,000	245,481
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		15,000	11,137
Grifols SA % (b)		5,000	4,750
			261,368
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		17,000	15,544
Embecta Corp. 5% 2/15/30 (b)		1,000	902
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		5,000	5,154
			21,600
Health Care Providers & Services - 1.2%
Akumin, Inc. 8% 8/1/28 (b)		10,000	8,300
AMN Healthcare 4% 4/15/29 (b)		10,000	9,328
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		46,000	39,235
5.25% 5/15/30(b)		17,000	15,243
6.125% 4/1/30(b)		1,000	792
6.875% 4/15/29(b)		13,000	11,187
10.875% 1/15/32(b)		1,000	1,083
Cigna Group 3.4% 3/15/51		150,000	106,324
DaVita, Inc.:
3.75% 2/15/31(b)		20,000	17,802
6.875% 9/1/32(b)		10,000	10,231
Encompass Health Corp. 4.625% 4/1/31		10,000	9,469
Humana, Inc. 3.7% 3/23/29		130,000	125,481
LifePoint Health, Inc.:
5.375% 1/15/29(b)		13,000	12,134
10% 6/1/32(b)		5,000	5,427
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		2,000	1,431
Owens & Minor, Inc. 6.625% 4/1/30 (b)		6,000	5,807
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		12,000	11,475
Prime Healthcare Services 9.375% 9/1/29 (b)		5,000	5,040
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(c)		8,470	8,142
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		5,000	5,252
Tenet Healthcare Corp. 6.125% 10/1/28		62,000	62,114
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		3,000	3,069
			474,366
Health Care Technology - 0.0%
IQVIA, Inc.:
5% 10/15/26(b)		2,000	1,986
5% 5/15/27(b)		7,000	6,949
			8,935
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		3,000	2,811
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 1.75% 5/28/28		140,000	128,229
Bristol-Myers Squibb Co. 2.95% 3/15/32		70,000	62,889
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
5.125% 4/30/31(b)		15,000	14,048
6.75% 5/15/34(b)		4,000	4,145
Zoetis, Inc. 2% 5/15/30		140,000	122,185
			331,496
TOTAL HEALTH CARE			1,100,576

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6% 2/15/28(b)		20,000	20,011
7% 6/1/32(b)		5,000	5,205
7.25% 7/1/31(b)		5,000	5,248
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)		3,000	3,357
TransDigm, Inc.:
5.5% 11/15/27		5,000	4,956
6.375% 3/1/29(b)		5,000	5,153
			43,930
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		1,000	955
Rand Parent LLC 8.5% 2/15/30 (b)		15,000	15,000
			15,955
Building Products - 0.4%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)		5,000	5,082
Builders FirstSource, Inc. 6.375% 3/1/34 (b)		5,000	5,133
Carrier Global Corp.:
2.493% 2/15/27		130,000	124,601
5.9% 3/15/34		3,000	3,236
6.2% 3/15/54		2,000	2,268
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		8,000	6,673
EMRLD Borrower LP / Emerald Co. 6.75% 7/15/31 (b)		5,000	5,152
MasterBrand, Inc. 7% 7/15/32 (b)		2,000	2,060
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		5,000	4,695
			158,900
Commercial Services & Supplies - 0.3%
APX Group, Inc.:
5.75% 7/15/29(b)		16,000	15,853
6.75% 2/15/27(b)		1,000	1,002
Artera Services LLC 8.5% 2/15/31 (b)		43,000	43,049
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		13,000	14,164
Cimpress PLC 7% 6/15/26		1,000	997
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		1,000	999
Reworld Holding Corp. 4.875% 12/1/29 (b)		38,000	35,261
Williams Scotsman, Inc. 6.625% 6/15/29 (b)		10,000	10,324
			121,649
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		35,000	35,033
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		9,000	8,610
Railworks Holdings LP 8.25% 11/15/28 (b)		10,000	10,217
			53,860
Electrical Equipment - 0.1%
Atkore, Inc. 4.25% 6/1/31 (b)		8,000	7,261
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		5,000	4,012
Sensata Technologies BV 4% 4/15/29 (b)		8,000	7,532
			18,805
Ground Transportation - 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29(b)		5,000	4,581
5.75% 7/15/27(b)		20,000	19,542
Uber Technologies, Inc. 4.5% 8/15/29 (b)		72,000	70,613
			94,736
Industrial Conglomerates - 0.8%
Honeywell International, Inc. 1.75% 9/1/31		140,000	118,177
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25% 10/1/25 (b)		1,000	996
Trane Technologies Financing Ltd.:
3.8% 3/21/29		130,000	126,649
5.25% 3/3/33		50,000	51,835
			297,657
Machinery - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)		5,000	5,431
Otis Worldwide Corp. 2.565% 2/15/30		140,000	126,437
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		7,000	7,010
			138,878
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		7,000	6,667
Passenger Airlines - 0.0%
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)		5,475	5,572
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% 9/20/31 (b)		5,000	4,942
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		3,000	1,874
			12,388
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		5,000	5,135
FLY Leasing Ltd. 7% 10/15/24 (b)		1,000	994
United Rentals North America, Inc. 6.125% 3/15/34 (b)		5,000	5,107
			11,236
TOTAL INDUSTRIALS			974,661

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.1%
HTA Group Ltd. 7.5% 6/4/29 (b)		28,000	28,181
IHS Netherlands Holdco BV 8% 9/18/27 (b)		10,000	9,969
ViaSat, Inc. 5.625% 9/15/25 (b)		5,000	4,950
			43,100
Electronic Equipment, Instruments & Components - 0.3%
CPI CG, Inc. 10% 7/15/29 (b)		5,000	5,259
Dell International LLC/EMC Corp. 6.2% 7/15/30		110,000	118,545
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		5,000	5,176
Lightning Power LLC 7.25% 8/15/32 (b)		5,000	5,166
TTM Technologies, Inc. 4% 3/1/29 (b)		8,000	7,550
			141,696
IT Services - 0.1%
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		8,000	7,675
Amentum Escrow Corp. 7.25% 8/1/32 (b)		5,000	5,228
Cogent Communications Group, Inc. 7% 6/15/27 (b)		5,000	5,058
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		26,000	24,175
Unisys Corp. 6.875% 11/1/27 (b)		5,000	4,680
Virtusa Corp. 7.125% 12/15/28 (b)		1,000	941
			47,757
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc.:
3.625% 5/1/29(b)		33,000	30,384
5.95% 6/15/30(b)		27,000	27,366
Micron Technology, Inc. 2.703% 4/15/32		140,000	119,941
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.5% 5/11/31		140,000	120,599
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,000	1,901
			300,191
Software - 0.3%
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		6,000	5,914
8.25% 6/30/32(b)		5,000	5,235
9% 9/30/29(b)		17,000	17,110
Elastic NV 4.125% 7/15/29 (b)		17,000	15,839
Gen Digital, Inc.:
5% 4/15/25(b)		4,000	3,985
7.125% 9/30/30(b)		12,000	12,537
NCR Voyix Corp. 5.125% 4/15/29 (b)		6,000	5,884
Open Text Corp.:
3.875% 2/15/28(b)		10,000	9,481
3.875% 12/1/29(b)		18,000	16,594
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		5,000	4,643
4.125% 12/1/31(b)		6,000	5,463
Rackspace Finance LLC 3.5% 5/15/28 (b)		3,340	1,510
UKG, Inc. 6.875% 2/1/31 (b)		5,000	5,172
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		2,000	1,828
			111,195
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.125% 1/15/31		6,000	5,447
4.75% 1/1/25		10,000	9,954
5.75% 12/1/34		4,000	4,002
8.25% 12/15/29		5,000	5,420
Western Digital Corp.:
2.85% 2/1/29		8,000	7,177
3.1% 2/1/32		9,000	7,573
4.75% 2/15/26		1,000	991
			40,564
TOTAL INFORMATION TECHNOLOGY			684,503

MATERIALS - 1.4%
Chemicals - 0.7%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)		6,000	5,564
Consolidated Energy Finance SA 12% 2/15/31 (b)		9,000	8,858
Herens HoldCo Sarl 4.75% 5/15/28 (b)		2,000	1,744
International Flavors & Fragrances, Inc. 2.3% 11/1/30 (b)		150,000	130,056
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)		8,512	6,980
Methanex Corp.:
5.125% 10/15/27		12,000	11,812
5.65% 12/1/44		28,000	25,010
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,000	3,648
5.25% 6/1/27(b)		10,000	9,871
8.5% 11/15/28(b)		5,000	5,331
9% 2/15/30(b)		5,000	5,371
Olin Corp. 5% 2/1/30		5,000	4,833
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		20,000	18,786
9.75% 11/15/28(b)		4,000	4,261
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		2,000	1,914
The Chemours Co. LLC 4.625% 11/15/29 (b)		32,000	28,151
			272,190
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		7,000	7,090
Containers & Packaging - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29(b)		25,000	21,544
6% 6/15/27(b)		2,000	1,994
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		1,000	862
Ball Corp. 6% 6/15/29		5,000	5,145
Berry Global, Inc. 5.625% 7/15/27 (b)		33,000	32,949
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		10,000	9,986
6.875% 1/15/30(b)		5,000	5,018
8.75% 4/15/30(b)		7,000	6,984
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		11,000	10,896
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)		6,000	6,135
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		2,000	2,009
Sealed Air Corp. 6.5% 7/15/32 (b)		10,000	10,229
			113,751
Metals & Mining - 0.4%
ATI, Inc.:
4.875% 10/1/29		16,000	15,515
7.25% 8/15/30		5,000	5,310
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)		5,000	5,021
Eldorado Gold Corp. 6.25% 9/1/29 (b)		16,000	15,804
ERO Copper Corp. 6.5% 2/15/30 (b)		24,000	23,388
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)		19,000	18,792
FMG Resources August 2006 Pty Ltd. 6.125% 4/15/32 (b)		27,000	26,965
HudBay Minerals, Inc.:
4.5% 4/1/26(b)		5,000	4,931
6.125% 4/1/29(b)		5,000	5,046
Mineral Resources Ltd. 8.5% 5/1/30 (b)		31,000	32,237
			153,009
Paper & Forest Products - 0.0%
Mercer International, Inc. 5.125% 2/1/29		8,000	6,540
TOTAL MATERIALS			552,580

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. 2% 5/18/32		220,000	178,737
Boston Properties, Inc.:
2.45% 10/1/33		220,000	171,215
6.75% 12/1/27		19,000	19,859
Brixmor Operating Partnership LP 5.75% 2/15/35		90,000	93,142
Corporate Office Properties LP 2% 1/15/29		150,000	131,925
Hudson Pacific Properties LP 5.95% 2/15/28		122,000	108,969
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,000	7,690
5% 10/15/27		29,000	24,613
5.25% 8/1/26		3,000	2,822
Omega Healthcare Investors, Inc. 3.25% 4/15/33		4,000	3,385
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		5,000	5,125
Prologis LP 2.875% 11/15/29		200,000	185,582
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		37,000	27,105
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
10.5% 2/15/28(b)		2,000	2,052
10.5% 2/15/28(b)		13,000	13,339
VICI Properties LP 6.125% 4/1/54		3,000	3,060
WP Carey, Inc. 2.45% 2/1/32		220,000	184,763
			1,163,383
Real Estate Management & Development - 0.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		2,400	2,128
CBRE Group, Inc. 2.5% 4/1/31		140,000	120,654
Howard Hughes Corp. 4.375% 2/1/31 (b)		10,000	8,963
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		6,000	4,306
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		19,000	18,776
Vonovia SE 0.625% 3/24/31 (Reg. S)	EUR	100,000	90,628
			245,455
TOTAL REAL ESTATE			1,408,838

UTILITIES - 5.8%
Electric Utilities - 3.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		190,000	180,828
DPL, Inc.:
4.125% 7/1/25		1,000	982
4.35% 4/15/29		33,000	30,853
Duke Energy Carolinas LLC 3.95% 11/15/28		170,000	168,050
EnBW International Finance BV 3.85% 5/23/30 (Reg. S)	EUR	100,000	114,261
ENEL Finance International NV 5.125% 6/26/29 (b)		200,000	203,018
NextEra Energy Partners LP 4.5% 9/15/27 (b)		2,000	1,932
Northern States Power Co. 2.25% 4/1/31		210,000	182,968
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		130,000	125,513
PG&E Corp.:
5% 7/1/28		14,000	13,712
5.25% 7/1/30		2,000	1,958
SSE PLC 4% 9/5/31 (Reg. S)	EUR	100,000	114,280
Wisconsin Electric Power Co. 4.75% 9/30/32		160,000	162,527
			1,300,882
Independent Power and Renewable Electricity Producers - 0.9%
Sunnova Energy Corp. 5.875% 9/1/26 (b)		24,000	22,547
TerraForm Power Operating LLC % (b)		8,000	7,555
The AES Corp.:
1.375% 1/15/26		140,000	133,350
2.45% 1/15/31		228,000	194,435
			357,887
Multi-Utilities - 1.6%
Algonquin Power & Utilities Corp. 4.75% 1/18/82 (c)		10,000	9,286
Dominion Energy, Inc. 2.25% 8/15/31		220,000	186,938
NiSource, Inc.:
1.7% 2/15/31		230,000	191,091
5.35% 4/1/34		70,000	71,455
Puget Energy, Inc. 4.224% 3/15/32		190,000	175,204
			633,974
TOTAL UTILITIES			2,292,743

TOTAL NONCONVERTIBLE BONDS			13,775,154
TOTAL CORPORATE BONDS (Cost $14,122,241)			13,831,102

U.S. Treasury Obligations - 35.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.15% 11/7/24	20,000	19,819
U.S. Treasury Bonds:
2.25% 5/15/41 (f)	60,000	45,607
2.25% 2/15/52	2,500,000	1,681,933
2.875% 5/15/52	250,000	193,203
3.25% 5/15/42	200,000	174,266
3.375% 8/15/42	700,000	619,391
4% 11/15/42	100,000	96,484
4.125% 8/15/53	100,000	98,199
4.25% 2/15/54	645,000	647,520
4.625% 5/15/54	571,000	610,256
U.S. Treasury Notes:
3.375% 5/15/33	1,445,000	1,390,474
3.75% 12/31/30	940,000	937,320
3.875% 8/15/33	500,000	498,887
4% 6/30/28	1,250,000	1,260,693
4% 1/31/29	1,050,000	1,060,623
4% 7/31/29	300,000	303,508
4% 1/31/31	182,000	183,998
4% 2/15/34	261,000	262,631
4.125% 10/31/27	500,000	504,863
4.125% 3/31/31	200,000	203,688
4.125% 7/31/31	650,000	662,029
4.25% 6/30/29	15,000	15,331
4.25% 6/30/31	300,000	307,875
4.375% 11/30/30	913,000	941,888
4.375% 5/15/34	100,000	103,625
4.625% 9/30/30	300,000	313,418
4.625% 4/30/31	400,000	419,031
4.625% 5/31/31	190,000	199,055
4.875% 10/31/30	200,000	211,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,421,717)		13,967,428

U.S. Government Agency - Mortgage Securities - 27.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.2%
2% 10/1/35 to 11/1/40	85,363	75,707
2.5% 10/1/51 to 11/1/51	133,879	114,855
3% 10/1/51 to 5/1/52	438,943	391,770
4% 1/1/51 to 4/1/52	65,388	62,705
5% 11/1/52 to 1/1/54	295,673	294,193
5.5% 4/1/54 to 6/1/54	145,555	146,699
6% 4/1/54 to 6/1/54	137,343	140,058
6.5% 6/1/54	17,351	17,877
TOTAL FANNIE MAE		1,243,864
Freddie Mac - 2.4%
1.5% 4/1/51	114,981	89,954
2% 7/1/35 to 3/1/52	180,411	155,058
2.5% 7/1/36 to 8/1/52	289,774	252,641
3% 5/1/35 to 6/1/52	159,970	150,095
4% 5/1/50 to 10/1/52	64,765	62,129
4.5% 11/1/52 to 9/1/53	210,156	204,527
5% 12/1/52	44,000	44,188
TOTAL FREDDIE MAC		958,592
Ginnie Mae - 6.7%
2% 10/20/50 to 3/20/52	458,964	386,388
2% 9/1/54 (g)	100,000	84,195
2% 9/1/54 (g)	100,000	84,195
2% 10/1/54 (g)	50,000	42,144
2.5% 8/20/51 to 5/20/52	347,293	303,396
3% 9/1/54 (g)	25,000	22,608
3% 9/1/54 (g)	100,000	90,431
3% 9/1/54 (g)	50,000	45,216
3% 9/1/54 (g)	50,000	45,216
3% 9/1/54 (g)	25,000	22,608
3% 10/1/54 (g)	50,000	45,251
3% 10/1/54 (g)	50,000	45,251
3.5% 9/1/54 (g)	50,000	46,531
3.5% 9/1/54 (g)	50,000	46,531
3.5% 9/1/54 (g)	50,000	46,531
3.5% 9/1/54 (g)	25,000	23,266
4% 10/20/52	96,037	91,717
4.5% 4/20/53	95,929	93,931
5% 9/1/54 (g)	50,000	49,894
5% 10/1/54 (g)	50,000	49,824
5.5% 9/1/54 (g)	250,000	251,599
6% 9/1/54 (g)	350,000	355,076
6% 10/1/54 (g)	150,000	152,111
6.5% 9/1/54 (g)	125,000	127,623
6.5% 9/1/54 (g)	50,000	51,049
6.5% 9/1/54 (g)	25,000	25,525
TOTAL GINNIE MAE		2,628,107
Uniform Mortgage Backed Securities - 15.0%
2% 9/1/39 (g)	50,000	45,215
2% 10/1/39 (g)	50,000	45,277
2% 9/1/54 (g)	1,000,000	817,891
2% 9/1/54 (g)	150,000	122,684
2% 9/1/54 (g)	100,000	81,789
2% 9/1/54 (g)	150,000	122,684
2% 9/1/54 (g)	50,000	40,895
2% 9/1/54 (g)	350,000	286,262
2% 10/1/54 (g)	500,000	409,492
2% 10/1/54 (g)	600,000	491,391
2.5% 9/1/54 (g)	450,000	383,607
2.5% 9/1/54 (g)	150,000	127,869
2.5% 9/1/54 (g)	150,000	127,869
2.5% 9/1/54 (g)	25,000	21,312
2.5% 10/1/54 (g)	500,000	426,738
3% 9/1/54 (g)	250,000	221,650
3% 10/1/54 (g)	200,000	177,492
3.5% 9/1/54 (g)	425,000	391,183
4% 9/1/54 (g)	225,000	213,372
4% 9/1/54 (g)	25,000	23,708
4.5% 9/1/54 (g)	50,000	48,658
5.5% 9/1/54 (g)	100,000	100,684
5.5% 9/1/54 (g)	200,000	201,367
6% 9/1/54 (g)	150,000	152,760
6% 9/1/54 (g)	150,000	152,760
6% 9/1/54 (g)	200,000	203,680
6.5% 9/1/54 (g)	425,000	437,601
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,875,890
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,546,186)		10,706,453

Asset-Backed Securities - 7.5%
	Principal Amount (a)	Value ($)
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.7861% 4/16/37 (b)(c)(d)	250,000	250,746
AIMCO CLO Ltd. Series 2024-11A Class A1R2, CME Term SOFR 3 Month Index + 1.340% 6.5839% 7/17/37 (b)(c)(d)	250,000	249,996
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.782% 7/20/35 (b)(c)(d)	250,000	250,159
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.5762% 4/25/34 (b)(c)(d)	250,000	250,018
Blueberry Park Clo Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.350% 1.35% 10/20/37 (b)(c)(d)(g)	250,000	250,085
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.5936% 4/20/34 (b)(c)(d)	200,000	199,957
Dryden 108 Clo Ltd. / Dryden 10 Series 2024-108A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6386% 7/18/37 (b)(c)(d)	250,000	250,075
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/51 (b)	97,750	93,493
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8514% 4/15/37 (b)(c)(d)	250,000	250,430
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6236% 4/20/33 (b)(c)(d)	534,724	535,259
Verizon Master Trust Series 2021-2 Class A, 0.99% 4/20/28	109,000	108,357
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.082% 1/20/37 (b)(c)(d)	250,000	252,471
TOTAL ASSET-BACKED SECURITIES (Cost $2,922,650)		2,941,046

Commercial Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
BXHPP Trust floater Series 2021-FILM Class A, CME Term SOFR 1 Month Index + 0.760% 6.1015% 8/15/36 (b)(c)(d)	250,000	240,572
DC Commercial Morgage Trust sequential payer Series 2023-DC Class A, 6.3143% 9/12/40 (b)	100,000	103,899
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,112)		344,471

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
German Federal Republic 2.5% 7/4/44	EUR	35,000	38,342
United Kingdom, Great Britain and Northern Ireland 4.25% 6/7/32	GBP	29,000	39,118
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,122)			77,460

Common Stocks - 0.0%
	Shares	Value ($)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. (h)	268	2,972
Cano Health, Inc. warrants (h)(i)	29	106
Centene Corp. (i)	32	2,523
		5,601
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (i)	40	3,118
TOTAL COMMON STOCKS (Cost $15,432)		8,719

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 9.9072% 1/26/29 (c)(d)(j)	1,995	1,915
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (c)(d)(j)	11,949	10,114
Hotels, Restaurants & Leisure - 0.0%
Bulldog Purchaser, Inc. Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 6.750% 12.0846% 6/14/32 (c)(d)(j)	5,000	4,958
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 12/30/26 (c)(d)(j)	10,940	9,945
		14,903
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8462% 9/24/28 (c)(d)(j)	5,000	4,997
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1395% 6/6/31 (c)(d)(j)	10,000	9,694
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0844% 9/10/29 (c)(d)(j)	6,000	5,460
		15,154
TOTAL CONSUMER DISCRETIONARY		47,083
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (c)(d)(j)	997	994
FINANCIALS - 0.0%
Financial Services - 0.0%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 7/18/31 (c)(d)(j)	5,000	4,951
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Cano Health, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 13.3346% 6/28/29 (c)(d)(h)(j)	1,569	1,565
Modivcare, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0816% 7/1/31 (c)(d)(j)	5,000	4,869
		6,434
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7477% 8/1/30 (c)(d)(j)	1,000	991
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0967% 12/10/29 (c)(d)(j)	3,000	2,873
Leia Finco U.S. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (d)(j)(k)	4,000	3,961
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 7/2/32 (d)(j)(k)	5,000	4,892
Polaris Newco LLC:
2LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4321% 6/4/29 (c)(d)(j)	3,000	2,950
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5137% 6/2/28 (c)(d)(j)	1,000	992
		15,668
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3188% 6/4/28 (c)(d)(j)	995	784
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.7842% 3/15/30 (c)(d)(j)	1,000	896
M2S Group Intermediate Holding Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8518% 8/25/31 (c)(d)(j)	5,000	4,688
		6,368
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.5962% 8/27/28 (c)(d)(h)(j)	10,778	10,186
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1112% 3/25/28 (c)(d)(j)	3,000	2,802
		12,988
TOTAL BANK LOAN OBLIGATIONS (Cost $96,636)		95,477

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telefonica Europe BV 2.502% (Reg. S) (c)(l)	EUR	100,000	107,155
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(l)		2,000	1,951
EnLink Midstream Partners LP CME Term SOFR 3 Month Index + 4.370% 9.7156% (c)(d)(l)		2,000	2,037
			3,988
FINANCIALS - 0.1%
Banks - 0.0%
Citigroup, Inc. 7.125% (c)(l)		5,000	5,208
M&T Bank Corp.:
3.5% (c)(l)		2,000	1,769
5.125% (c)(l)		1,000	990
Wells Fargo & Co. 6.85% (c)(l)		5,000	5,175
			13,142
Consumer Finance - 0.1%
Ally Financial, Inc.:
4.7% (c)(l)		17,000	15,487
4.7% (c)(l)		1,000	835
			16,322
TOTAL FINANCIALS			29,464
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (c)		10,000	10,218
Aircastle Ltd. 5.25% (b)(c)(l)		2,000	2,014
			12,232
TOTAL PREFERRED SECURITIES (Cost $146,558)			152,839

Money Market Funds - 11.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $4,607,924)	4,607,003	4,607,924

TOTAL INVESTMENT IN SECURITIES - 119.0% (Cost $47,296,578)	46,732,919
NET OTHER ASSETS (LIABILITIES) - (19.0)%	(7,470,319)
NET ASSETS - 100.0%	39,262,600

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(50,000)	(42,099)
3% 9/1/54	(50,000)	(45,216)
3% 9/1/54	(50,000)	(45,216)
5% 9/1/54	(50,000)	(49,894)
6% 9/1/54	(150,000)	(152,175)

TOTAL GINNIE MAE		(334,600)

Uniform Mortgage Backed Securities
2% 9/1/39	(50,000)	(45,215)
2% 9/1/54	(500,000)	(408,945)
2% 9/1/54	(350,000)	(286,262)
2% 9/1/54	(600,000)	(490,734)
2.5% 9/1/54	(500,000)	(426,230)
2.5% 9/1/54	(100,000)	(85,246)
3% 9/1/54	(200,000)	(177,320)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,919,952)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,228,354)		(2,254,552)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Dec 2024	207,547	(275)	(275)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Dec 2024	109,398	(470)	(470)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	3	Dec 2024	352,313	(3,966)	(3,966)

TOTAL PURCHASED					(4,711)

Sold

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	2	Dec 2024	294,921	728	728

TOTAL FUTURES CONTRACTS					(3,983)
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,150,778	EUR	1,041,000	Bank of America, N.A.	10/03/24	(1,472)
USD	2,227	EUR	2,000	Bank of America, N.A.	10/03/24	13
USD	173,620	GBP	134,000	State Street Bank and Trust Co	10/03/24	(2,410)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(3,869)
Unrealized Appreciation						13
Unrealized Depreciation						(3,882)

Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,702,405 or 17.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,833.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,268,690	12,395,024	11,055,767	256,506	(23)	-	4,607,924	0.0%
Total	3,268,690	12,395,024	11,055,767	256,506	(23)	-	4,607,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Health Care	5,601	2,523	-	3,078
Information Technology	3,118	3,118	-	-

Corporate Bonds	13,831,102	-	13,831,102	-

U.S. Government and Government Agency Obligations	13,967,428	-	13,967,428	-

U.S. Government Agency - Mortgage Securities	10,706,453	-	10,706,453	-

Asset-Backed Securities	2,941,046	-	2,941,046	-

Commercial Mortgage Securities	344,471	-	344,471	-

Foreign Government and Government Agency Obligations	77,460	-	77,460	-

Bank Loan Obligations	95,477	-	83,726	11,751

Preferred Securities	152,839	-	152,839	-

Money Market Funds	4,607,924	4,607,924	-	-
Total Investments in Securities:	46,732,919	4,613,565	42,104,525	14,829
Derivative Instruments: Assets
Futures Contracts	728	728	-	-
Forward Foreign Currency Contracts	13	-	13	-
Total Assets	741	728	13	-
Liabilities
Futures Contracts	(4,711)	(4,711)	-	-
Forward Foreign Currency Contracts	(3,882)	-	(3,882)	-
Total Liabilities	(8,593)	(4,711)	(3,882)	-
Total Derivative Instruments:	(7,852)	(3,983)	(3,869)	-
Other Financial Instruments:
TBA Sale Commitments	(2,254,552)	-	(2,254,552)	-
Total Other Financial Instruments:	(2,254,552)	-	(2,254,552)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	13	(3,882)
Total Foreign Exchange Risk	13	(3,882)
Interest Rate Risk
Futures Contracts (b)	728	(4,711)
Total Interest Rate Risk	728	(4,711)
Total Value of Derivatives	741	(8,593)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $42,688,654)	$42,124,995
Fidelity Central Funds (cost $4,607,924)	4,607,924

Total Investment in Securities (cost $47,296,578)		$46,732,919
Cash		46,920
Foreign currency held at value (cost $15,995)		16,025
Receivable for investments sold		37,316
Receivable for TBA sale commitments		2,228,354
Unrealized appreciation on forward foreign currency contracts		13
Receivable for fund shares sold		130,316
Interest receivable		294,587
Distributions receivable from Fidelity Central Funds		21,187
Receivable from investment adviser for expense reductions		192
Total assets		49,507,829
Liabilities
Payable for investments purchased
Regular delivery	$190,156
Delayed delivery	7,761,877
TBA sale commitments, at value	2,254,552
Unrealized depreciation on forward foreign currency contracts	3,882
Payable for fund shares redeemed	348
Distributions payable	17,273
Accrued management fee	11,259
Distribution and service plan fees payable	1,580
Payable for daily variation margin on futures contracts	1,373
Other affiliated payables	2,929
Total liabilities		10,245,229
Net Assets		$39,262,600
Net Assets consist of:
Paid in capital		$40,516,713
Total accumulated earnings (loss)		(1,254,113)
Net Assets		$39,262,600

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,063,286 ÷ 218,691 shares)(a)		$9.43
Maximum offering price per share (100/96.00 of $9.43)		$9.82
Class M :
Net Asset Value and redemption price per share ($1,304,856 ÷ 138,305 shares)(a)		$9.43
Maximum offering price per share (100/96.00 of $9.43)		$9.82
Class C :
Net Asset Value and offering price per share ($1,071,490 ÷ 113,581 shares)(a)		$9.43
Fidelity Sustainable Core Plus Bond Fund :
Net Asset Value, offering price and redemption price per share ($26,371,347 ÷ 2,795,083 shares)		$9.43
Class I :
Net Asset Value, offering price and redemption price per share ($1,189,507 ÷ 126,075 shares)		$9.43
Class Z :
Net Asset Value, offering price and redemption price per share ($7,262,114 ÷ 769,680 shares)		$9.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$6,443
Interest		1,416,271
Income from Fidelity Central Funds		256,506
Total income		1,679,220
Expenses
Management fee	$121,381
Transfer agent fees	31,166
Distribution and service plan fees	17,013
Independent trustees' fees and expenses	103
Total expenses before reductions	169,663
Expense reductions	(3,231)
Total expenses after reductions		166,432
Net Investment income (loss)		1,512,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(305,758)
Fidelity Central Funds	(23)
Forward foreign currency contracts	6,202
Foreign currency transactions	1,811
Futures contracts	3,912
Swaps	291
Total net realized gain (loss)		(293,565)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,438,520
Forward foreign currency contracts	(18,487)
Assets and liabilities in foreign currencies	533
Futures contracts	(5,719)
TBA Sale commitments	(17,268)
Total change in net unrealized appreciation (depreciation)		1,397,579
Net gain (loss)		1,104,014
Net increase (decrease) in net assets resulting from operations		$2,616,802
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,512,788	$1,146,275
Net realized gain (loss)	(293,565)	(603,031)
Change in net unrealized appreciation (depreciation)	1,397,579	(647,831)
Net increase (decrease) in net assets resulting from operations	2,616,802	(104,587)
Distributions to shareholders	(1,344,931)	(1,118,812)

Share transactions - net increase (decrease)	4,992,258	7,076,707
Total increase (decrease) in net assets	6,264,129	5,853,308

Net Assets
Beginning of period	32,998,471	27,145,163
End of period	$39,262,600	$32,998,471

Financial Highlights
Fidelity Advisor® Sustainable Core Plus Bond Fund Class A

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.380	.340	.094
Net realized and unrealized gain (loss)	.276	(.408)	(.508)
Total from investment operations	.656	(.068)	(.414)
Distributions from net investment income	(.336)	(.332)	(.076)
Total distributions	(.336)	(.332)	(.076)
Net asset value, end of period	$9.43	$9.11	$9.51
Total Return D,E,F	7.38%	(.70)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68%	.68%	.65% I
Expenses net of fee waivers, if any	.68%	.68%	.65% I
Expenses net of all reductions	.68%	.67%	.65% I
Net investment income (loss)	4.16%	3.68%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,063	$1,279	$1,226
Portfolio turnover rate J	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class M

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.380	.342	.095
Net realized and unrealized gain (loss)	.276	(.408)	(.509)
Total from investment operations	.656	(.066)	(.414)
Distributions from net investment income	(.336)	(.334)	(.076)
Total distributions	(.336)	(.334)	(.076)
Net asset value, end of period	$9.43	$9.11	$9.51
Total Return D,E,F	7.39%	(.68)%	(4.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.68%	.66%	.65% I
Expenses net of fee waivers, if any	.68%	.66%	.65% I
Expenses net of all reductions	.67%	.65%	.65% I
Net investment income (loss)	4.17%	3.71%	2.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,305	$1,016	$1,020
Portfolio turnover rate J	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class C

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.313	.273	.067
Net realized and unrealized gain (loss)	.276	(.408)	(.508)
Total from investment operations	.589	(.135)	(.441)
Distributions from net investment income	(.269)	(.265)	(.049)
Total distributions	(.269)	(.265)	(.049)
Net asset value, end of period	$9.43	$9.11	$9.51
Total Return D,E,F	6.60%	(1.42)%	(4.41)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41%	1.40%	1.39% I
Expenses net of fee waivers, if any	1.41%	1.40%	1.39% I
Expenses net of all reductions	1.40%	1.40%	1.39% I
Net investment income (loss)	3.44%	2.96%	1.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,071	$956	$955
Portfolio turnover rate J	334%	266%	118% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Fidelity® Sustainable Core Plus Bond Fund

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.401	.360	.102
Net realized and unrealized gain (loss)	.276	(.407)	(.509)
Total from investment operations	.677	(.047)	(.407)
Distributions from net investment income	(.357)	(.353)	(.083)
Total distributions	(.357)	(.353)	(.083)
Net asset value, end of period	$9.43	$9.11	$9.51
Total Return D,E	7.63%	(.47)%	(4.08)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45%	.45% H
Expenses net of all reductions	.45%	.44%	.44% H
Net investment income (loss)	4.39%	3.91%	2.74% H
Supplemental Data
Net assets, end of period (000 omitted)	$26,371	$25,950	$21,580
Portfolio turnover rate I	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class I

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.403	.365	.104
Net realized and unrealized gain (loss)	.276	(.408)	(.509)
Total from investment operations	.679	(.043)	(.405)
Distributions from net investment income	(.359)	(.357)	(.085)
Total distributions	(.359)	(.357)	(.085)
Net asset value, end of period	$9.43	$9.11	$9.51
Total Return D,E	7.66%	(.43)%	(4.06)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.42%	.41%	.40% H
Expenses net of fee waivers, if any	.42%	.41%	.40% H
Expenses net of all reductions	.42%	.40%	.40% H
Net investment income (loss)	4.42%	3.95%	2.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,190	$957	$959
Portfolio turnover rate I	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Fidelity Advisor® Sustainable Core Plus Bond Fund Class Z

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.11	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.409	.368	.105
Net realized and unrealized gain (loss)	.286	(.407)	(.509)
Total from investment operations	.695	(.039)	(.404)
Distributions from net investment income	(.365)	(.361)	(.086)
Total distributions	(.365)	(.361)	(.086)
Net asset value, end of period	$9.44	$9.11	$9.51
Total Return D,E	7.84%	(.38)%	(4.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36%	.36%	.36% H
Expenses net of all reductions	.36%	.35%	.36% H
Net investment income (loss)	4.48%	4.00%	2.82% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,262	$2,841	$1,404
Portfolio turnover rate I	334%	266%	118% J

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Sustainable Core Plus Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Core Plus Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, partnerships, capital loss carryforwards, certain conversion ratio adjustments and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$719,017
Gross unrealized depreciation	(1,057,695)
Net unrealized appreciation (depreciation)	$(338,678)
Tax Cost	$47,010,212

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(911,718)
Net unrealized appreciation (depreciation) on securities and other investments	$(338,232)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(754,714)
Long-term	(157,004)
Total capital loss carryforward	$(911,718)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$1,344,931	$ 1,118,812

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond Fund
Credit Risk
Swaps	291	-
Total Credit Risk	291	-
Foreign Exchange Risk
Forward Foreign Currency Contracts	6,202	(18,487)
Total Foreign Exchange Risk	6,202	(18,487)
Interest Rate Risk
Futures Contracts	3,912	(5,719)
Total Interest Rate Risk	3,912	(5,719)
Totals	10,405	(24,206)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond Fund	82,988,840	79,502,402
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	4,156	2,413
Class M	- %	.25%	2,972	2,422
Class C	.75%	.25%	9,885	9,821
			17,013	14,656
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	366
Class M	138
504

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of  Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,359.08
Class M	900.08
Class C	582.06
Fidelity Sustainable Core Plus Bond Fund	25,368.10
Class I	737.07
Class Z	2,220.05
	31,166
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Sustainable Core Plus Bond Fund	-	734	238

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	1,752

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,479.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Sustainable Core Plus Bond Fund
Distributions to shareholders
Class A	$61,215	$44,240
Class M	43,811	36,431
Class C	29,167	27,042
Fidelity Sustainable Core Plus Bond Fund	992,735	879,001
Class I	39,744	36,669
Class Z	178,259	95,429
Total	$1,344,931	$1,118,812
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023	Year ended August 31, 2024	Year ended August 31, 2023
Fidelity Sustainable Core Plus Bond Fund
Class A
Shares sold	84,517	11,550	$764,816	$106,435
Reinvestment of distributions	5,776	4,800	52,821	44,221
Shares redeemed	(12,000)	(4,941)	(109,336)	(44,491)
Net increase (decrease)	78,293	11,409	$708,301	$106,165
Class M
Shares sold	28,756	282	$253,040	$2,586
Reinvestment of distributions	4,792	3,955	43,811	36,431
Shares redeemed	(6,823)	-	(60,312)	-
Net increase (decrease)	26,725	4,237	$236,539	$39,017
Class C
Shares sold	5,989	1,510	$55,576	$13,933
Reinvestment of distributions	3,191	2,935	29,163	27,042
Shares redeemed	(555)	-	(5,077)	-
Net increase (decrease)	8,625	4,445	$79,662	$40,975
Fidelity Sustainable Core Plus Bond Fund
Shares sold	529,316	651,637	$4,830,507	$6,008,332
Reinvestment of distributions	105,587	91,488	964,442	842,757
Shares redeemed	(688,964)	(163,965)	(6,211,784)	(1,507,484)
Net increase (decrease)	(54,061)	579,160	$(416,835)	$5,343,605
Class I
Shares sold	21,962	165	$201,226	$1,500
Reinvestment of distributions	4,312	3,981	39,423	36,669
Shares redeemed	(5,229)	-	(48,104)	-
Net increase (decrease)	21,045	4,146	$192,545	$38,169
Class Z
Shares sold	463,104	193,280	$4,240,371	$1,767,500
Reinvestment of distributions	9,403	6,742	86,034	62,181
Shares redeemed	(14,797)	(35,780)	(134,359)	(320,905)
Net increase (decrease)	457,710	164,242	$4,192,046	$1,508,776
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Core Plus Bond Fund	55%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Core Plus Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 31.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $927,759 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,344,930 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904879.102
SCB-ANN-1024
Fidelity® Conservative Income Bond Fund

Annual Report
August 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Conservative Income Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 45.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Media - 0.6%
COX Communications, Inc. 3.85% 2/1/25 (b)	20,000,000	19,862,703
Warnermedia Holdings, Inc. 3.638% 3/15/25	18,716,000	18,537,943
		38,400,646
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. 2.95% 3/15/25	13,000,000	12,845,149
Sprint Corp. 7.625% 2/15/25	20,000,000	20,069,480
T-Mobile U.S.A., Inc. 3.5% 4/15/25	19,000,000	18,796,394
		51,711,023
TOTAL COMMUNICATION SERVICES		90,111,669
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 4.7%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 6/13/25 (c)(d)	19,000,000	19,009,998
4.95% 1/9/26	14,550,000	14,627,895
5.8% 10/3/25	20,100,000	20,347,670
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.800% 6.1387% 8/13/26 (b)(c)(d)	18,400,000	18,499,544
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.2017% 4/1/25 (b)(c)(d)	26,951,000	27,012,707
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6584% 4/7/25 (c)(d)	20,225,000	20,313,990
2.9% 2/26/25	19,064,000	18,839,657
3.8% 4/7/25	16,800,000	16,651,817
5.4% 4/6/26	12,200,000	12,312,290
Hyundai Capital America 5.45% 6/24/26 (b)	10,930,000	11,062,969
Mercedes-Benz Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.9778% 7/31/26 (b)(c)(d)	18,600,000	18,628,160
4.95% 3/30/25 (b)	20,000,000	19,992,579
5.5% 11/27/24 (b)	12,000,000	12,003,502
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1936% 3/20/26 (b)(c)(d)	27,150,000	27,157,739
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.060% 6.395% 8/14/26 (b)(c)(d)	17,849,000	17,940,101
5.8% 9/12/25 (b)	18,050,000	18,211,304
		292,611,922
Household Durables - 0.3%
Lennar Corp. 4.75% 5/30/25	15,000,000	14,939,667
Specialty Retail - 0.2%
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6919% 12/24/25 (c)(d)	14,248,000	14,262,504
TOTAL CONSUMER DISCRETIONARY		321,814,093
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7395% 11/12/24 (c)(d)	15,255,000	15,261,298
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp. 4.25% 9/20/24	28,250,000	28,228,001
Food Products - 0.1%
Campbell Soup Co. 3.3% 3/19/25	7,400,000	7,319,179
Tobacco - 1.1%
Altria Group, Inc. 2.35% 5/6/25	21,500,000	21,119,973
Philip Morris International, Inc.:
3.25% 11/10/24	13,000,000	12,941,501
5.125% 11/15/24	12,000,000	11,989,920
Reynolds American, Inc. 4.45% 6/12/25	21,221,000	21,110,968
		67,162,362
TOTAL CONSUMER STAPLES		117,970,840
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd. 3.9% 2/1/25	6,202,000	6,164,805
DCP Midstream Operating LP 5.375% 7/15/25	9,368,000	9,364,679
Devon Energy Corp. 5.25% 9/15/24	24,973,000	24,956,976
Enbridge, Inc.:
2.5% 1/15/25	9,489,000	9,389,396
2.5% 2/14/25	13,000,000	12,844,532
Energy Transfer LP 5.75% 4/1/25	9,708,000	9,700,403
Marathon Petroleum Corp. 4.7% 5/1/25	18,750,000	18,677,031
MPLX LP 4.875% 12/1/24	16,370,000	16,343,633
Phillips 66 Co.:
3.605% 2/15/25	8,600,000	8,528,714
3.85% 4/9/25	15,408,000	15,276,452
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	10,000,000	9,965,334
		141,211,955
FINANCIALS - 26.6%
Banks - 15.9%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.1437% 9/18/27 (b)(c)(d)	19,000,000	19,292,688
Bank of America Corp.:
1.319% 6/19/26 (c)	14,000,000	13,586,733
1.53% 12/6/25 (c)	18,000,000	17,814,339
3.366% 1/23/26 (c)	13,000,000	12,893,251
3.384% 4/2/26 (c)	15,000,000	14,835,910
Bank of America NA 5.65% 8/18/25	18,000,000	18,144,041
Bank of Montreal:
4.25% 9/14/24	19,016,000	19,008,239
5.92% 9/25/25	18,400,000	18,629,638
Bank of Nova Scotia 5.45% 6/12/25	19,000,000	19,075,798
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7543% 2/4/25 (b)(c)(d)	10,000,000	10,000,510
Barclays PLC:
2.852% 5/7/26 (c)	19,000,000	18,676,852
3.65% 3/16/25	10,911,000	10,812,954
4.375% 1/12/26	18,500,000	18,390,631
5.304% 8/9/26 (c)	14,000,000	14,022,622
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9267% 1/14/25 (b)(c)(d)	14,031,000	14,041,972
2.375% 1/14/25 (b)	8,819,000	8,720,127
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2984% 4/7/25 (c)(d)	26,960,000	27,045,587
Capital One NA 2.28% 1/28/26 (c)	16,476,000	16,254,222
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.0513% 8/6/26 (c)(d)	18,650,000	18,677,416
5.864% 9/29/25	18,100,000	18,330,262
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0334% 10/30/24 (c)(d)	15,000,000	15,007,953
2.014% 1/25/26 (c)	18,000,000	17,753,166
Cooperatieve Rabobank UA 1.339% 6/24/26 (b)(c)	16,360,000	15,863,691
Cooperatieve Rabobank UA/NY 4.333% 8/28/26	15,000,000	15,000,873
Credit Agricole SA 1.907% 6/16/26 (b)(c)	10,811,000	10,536,798
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	19,000,000	19,255,782
6.466% 1/9/26 (b)(c)	20,321,000	20,394,792
DNB Bank ASA 0.856% 9/30/25 (b)(c)	16,250,000	16,190,258
HSBC Holdings PLC:
2.099% 6/4/26 (c)	14,000,000	13,671,133
2.633% 11/7/25 (c)	19,000,000	18,900,591
4.18% 12/9/25 (c)	20,000,000	19,926,670
Huntington National Bank 5.699% 11/18/25 (c)	22,567,000	22,562,337
ING Groep NV 3.869% 3/28/26 (c)	21,000,000	20,842,984
JPMorgan Chase & Co.:
1.04% 2/4/27 (c)	6,500,000	6,176,601
1.561% 12/10/25 (c)	12,129,000	11,998,900
2.301% 10/15/25 (c)	5,000,000	4,980,123
5.546% 12/15/25 (c)	24,000,000	24,004,537
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5954% 5/23/25 (c)(d)	13,640,000	13,676,585
Lloyds Banking Group PLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.9038% 8/7/27 (c)(d)	8,500,000	8,607,500
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7494% 9/12/25 (c)(d)	20,000,000	20,005,641
5.063% 9/12/25 (c)	18,000,000	17,995,159
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (c)	14,000,000	13,711,929
2.555% 9/13/25 (c)	21,800,000	21,782,843
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.5155% 10/30/26 (c)(d)	16,100,000	16,299,546
5.479% 7/16/25	19,500,000	19,646,787
NatWest Group PLC 5.847% 3/2/27 (c)	1,000,000	1,014,477
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.8126% 3/22/25 (b)(c)(d)	17,169,000	17,278,167
PNC Financial Services Group, Inc.:
5.102% 7/23/27 (c)	19,000,000	19,160,349
5.812% 6/12/26 (c)	14,000,000	14,067,891
Royal Bank of Canada:
4.95% 4/25/25	19,000,000	19,001,694
5.069% 7/23/27 (c)	25,000,000	25,284,402
Santander Holdings U.S.A., Inc.:
3.45% 6/2/25	16,032,000	15,810,260
4.5% 7/17/25	18,500,000	18,374,375
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.269% 4/4/25 (b)(c)(d)	16,717,000	16,756,619
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8376% 10/10/25 (c)(d)	25,000,000	24,999,620
Truist Financial Corp. 4.26% 7/28/26 (c)	2,210,000	2,190,032
U.S. Bancorp 1.45% 5/12/25	17,000,000	16,613,225
Wells Fargo & Co.:
2.164% 2/11/26 (c)	18,700,000	18,444,235
3.3% 9/9/24	22,100,000	22,090,979
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1456% 8/1/25 (c)(d)	15,390,000	15,445,451
		979,578,747
Capital Markets - 5.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0734% 1/7/25 (b)(c)(d)	31,450,000	31,462,479
4.86% 8/27/26 (b)	12,300,000	12,319,279
5.684% 2/23/26 (b)	20,750,000	20,978,989
Bank of New York, New York U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 3/13/26 (c)(d)	13,310,000	13,314,818
Charles Schwab Corp. 4.2% 3/24/25	12,800,000	12,736,979
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	9,000,000	8,669,169
3.961% 11/26/25 (c)	12,211,000	12,161,478
6.119% 7/14/26 (c)	18,600,000	18,712,022
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	14,000,000	13,719,655
1.431% 3/9/27 (c)	12,167,000	11,553,062
5.7% 11/1/24	30,000,000	30,007,996
Intercontinental Exchange, Inc. 3.65% 5/23/25	19,000,000	18,822,770
Moody's Corp. 3.75% 3/24/25	10,000,000	9,931,864
Morgan Stanley:
1.593% 5/4/27 (c)	13,000,000	12,350,363
2.188% 4/28/26 (c)	19,550,000	19,166,895
3.7% 10/23/24	12,100,000	12,070,995
UBS AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5923% 2/21/25 (c)(d)	21,200,000	21,290,524
UBS AG London Branch U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8267% 1/13/25 (b)(c)(d)	20,750,000	20,755,453
UBS Group AG:
1.364% 1/30/27 (b)(c)	14,695,000	13,976,080
3.75% 3/26/25	14,150,000	14,038,352
6.373% 7/15/26 (b)(c)	14,000,000	14,145,652
		342,184,874
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	26,090,000	25,922,035
3.5% 1/15/25	23,378,000	23,211,005
Ally Financial, Inc. 5.8% 5/1/25	15,098,000	15,128,204
American Express Co.:
3.625% 12/5/24	20,000,000	19,900,814
3.95% 8/1/25	11,739,000	11,645,570
6.338% 10/30/26 (c)	16,006,000	16,277,504
Capital One Financial Corp.:
2.636% 3/3/26 (c)	9,700,000	9,563,267
3.2% 2/5/25	14,000,000	13,872,259
3.3% 10/30/24	6,000,000	5,978,556
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8839% 10/16/24 (c)(d)	20,000,000	20,010,372
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.770% 6.1098% 8/7/26 (c)(d)	18,298,000	18,390,478
5.6% 9/11/25	18,000,000	18,185,569
		198,085,633
Financial Services - 1.0%
CNH Industrial Capital LLC:
3.95% 5/23/25	10,170,000	10,078,196
5.45% 10/14/25	19,000,000	19,129,765
Corebridge Financial, Inc. 3.5% 4/4/25	9,134,000	9,038,863
DH Europe Finance II SARL 2.2% 11/15/24	24,149,000	23,994,481
		62,241,305
Insurance - 1.0%
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	20,500,000	20,325,446
MassMutual Global Funding II 2.95% 1/11/25 (b)	12,300,000	12,196,601
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3422% 3/28/25 (b)(c)(d)	28,000,000	28,102,592
		60,624,639
TOTAL FINANCIALS		1,642,715,198
HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc. 2.6% 11/21/24	20,000,000	19,878,419
Amgen, Inc. 5.25% 3/2/25	13,000,000	13,003,929
		32,882,348
Health Care Providers & Services - 1.7%
Cigna Group 3.25% 4/15/25	13,000,000	12,861,434
CVS Health Corp. 4.1% 3/25/25	13,075,000	13,004,643
Elevance Health, Inc. 3.35% 12/1/24	26,500,000	26,360,025
HCA Holdings, Inc.:
5.25% 4/15/25	9,896,000	9,890,570
5.375% 2/1/25	20,750,000	20,721,721
Humana, Inc. 3.85% 10/1/24	18,900,000	18,873,701
		101,712,094
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8213% 2/20/26 (c)(d)	11,132,000	11,175,264
TOTAL HEALTH CARE		145,769,706
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	20,068,000	20,033,354
The Boeing Co. 4.875% 5/1/25	18,500,000	18,423,156
		38,456,510
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 2.9% 2/1/25	12,800,000	12,684,072
Machinery - 1.1%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.786% 11/14/24 (c)(d)	25,000,000	25,013,157
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0239% 10/16/26 (c)(d)	18,000,000	18,087,030
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,715,000	9,608,324
5.2% 1/17/25 (b)	6,190,000	6,188,582
Otis Worldwide Corp. 2.056% 4/5/25	9,400,000	9,234,315
		68,131,408
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.3% 2/1/25	11,263,000	11,114,877
TOTAL INDUSTRIALS		130,386,867
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 6.02% 6/15/26	6,100,000	6,230,179
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.6117% 10/1/24 (c)(d)	9,050,000	9,050,000
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	6,300,000	6,212,682
		15,262,682
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	25,750,000	25,354,432
2.95% 11/15/24	10,000,000	9,948,285
		35,302,717
TOTAL INFORMATION TECHNOLOGY		56,795,578
MATERIALS - 0.5%
Chemicals - 0.5%
Celanese U.S. Holdings LLC 6.05% 3/15/25	19,000,000	19,068,396
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	12,900,000	12,380,692
		31,449,088
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Brixmor Operating Partnership LP 3.85% 2/1/25	14,250,000	14,145,110
Simon Property Group LP 3.375% 10/1/24	19,000,000	18,962,003
Ventas Realty LP 2.65% 1/15/25	16,000,000	15,822,738
		48,929,851
UTILITIES - 1.2%
Electric Utilities - 0.2%
Pacific Gas & Electric Co. 3.5% 6/15/25	14,000,000	13,803,636
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation, LLC 3.25% 6/1/25	10,542,000	10,394,593
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	13,000,000	12,892,189
Dominion Energy, Inc. 3.3% 3/15/25	13,000,000	12,858,388
DTE Energy Co. 2.529% 10/1/24	23,413,000	23,353,395
		49,103,972
TOTAL UTILITIES		73,302,201
TOTAL NONCONVERTIBLE BONDS (Cost $2,788,621,287)		2,800,457,046

U.S. Treasury Obligations - 17.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.25% to 5.32% 9/12/24 to 1/2/25	689,030,000	683,864,408
U.S. Treasury Notes:
4.125% 1/31/25	251,495,200	250,665,070
4.25% 1/31/26	31,000,000	31,039,961
4.75% 7/31/25	85,747,100	85,973,526
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,050,202,055)		1,051,542,965

Asset-Backed Securities - 14.4%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	19,000,000	19,000,521
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	20,840,000	20,646,928
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	16,945,191	16,940,190
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	13,000,000	13,110,384
Series 2024-1 Class A2A, 5.1% 7/27/26	12,625,816	12,628,960
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	9,580,000	9,614,186
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	12,100,000	11,993,040
Series 2022-A2 Class A, 3.49% 5/15/27	22,968,000	22,725,995
Series 2022-A3 Class A, 4.95% 10/15/27	17,000,000	17,041,443
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	15,254,375	15,261,108
Series 2024-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.9335% 5/17/27 (c)(d)	11,885,000	11,897,204
Carmax Auto Owner Trust 2021-4 Series 2021-4 Class A3, 0.56% 9/15/26	8,884,659	8,704,540
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A2A, 5.21% 9/15/27	17,552,000	17,642,282
Carmax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/27	923,000	926,819
Chase Auto Owner Trust:
Series 2024-1A Class A2, 5.48% 4/26/27 (b)	12,485,242	12,505,387
Series 2024-4A Class A2, 5.25% 9/27/27 (b)	19,866,000	19,949,119
Chase Auto Owner Trust 24-3 Series 2024-3A Class A2, 5.53% 9/27/27 (b)	8,064,000	8,106,363
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	5,491,000	5,449,285
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	15,583,155	15,590,197
Series 2024-2 Class A2A, 5.54% 11/16/26 (b)	15,703,000	15,742,986
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	18,500,000	18,536,871
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	20,000,000	19,712,250
Series 2022-A3 Class A3, 3.56% 7/15/27	20,000,000	19,782,156
DLLAD Series 2024-1A Class A2, 5.5% 8/20/27 (b)	6,190,000	6,230,545
DLLST Series 2024-1A Class A2, 5.33% 1/20/26 (b)	9,993,000	9,992,610
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	7,009,856	7,016,624
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/26 (b)	2,800,000	2,826,061
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	11,568,341	11,568,161
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	20,000,000	19,982,000
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/26	3,045,955	3,042,556
FORDO:
Series 2022-B Class A3, 3.74% 9/15/26	8,058,748	8,004,443
Series 2024-B Class A2A, 5.4% 4/15/27	12,661,000	12,732,776
GM Financial Automobile Leasing Trust:
Series 2023-1 Class A3, 5.16% 4/20/26	7,035,953	7,031,818
Series 2024-2 Class A2A, 5.43% 9/21/26	15,549,000	15,628,418
Gm Financial Consumer Automobi Series 2024-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7435% 3/16/27 (c)(d)	15,075,000	15,077,985
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	12,495,972	12,496,450
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	18,665,395	18,674,261
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	14,599,000	14,667,398
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/31 (b)	8,838,000	8,888,040
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	16,914,672	16,948,207
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (b)	14,576,000	14,643,810
Hyundai Auto Lease Securitization Series 2024-A Class A2A, 5.15% 6/15/26 (b)	11,414,916	11,418,415
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/27	15,314,000	15,334,262
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	25,462,000	25,500,308
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	18,298,000	18,401,040
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A3, 5.21% 8/16/27	16,557,336	16,591,644
Series 2024-1 Class A2A, 5.06% 5/17/27	15,787,489	15,780,846
Nissan Master Owner Trust Receiva Series 2024-A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6.0235% 2/15/28 (b)(c)(d)	25,000,000	25,035,028
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	13,624,000	13,667,944
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (b)	10,949,000	10,986,526
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	12,564,501	12,573,647
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)	5,183,085	5,183,816
Series 2024-2A Class A2, 5.71% 10/20/27 (b)	15,344,000	15,406,643
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,257,421	1,258,002
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	15,321,223	15,339,086
Toyota Auto Receivables 2024-B Series 2024-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7035% 3/15/27 (c)(d)	15,944,000	15,940,932
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A3, 3.76% 4/15/27	4,856,531	4,817,435
Series 2023-A Class A3, 4.63% 9/15/27	11,773,000	11,755,045
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	21,950,000	21,920,879
Series 2024-A Class A2A, 5.33% 7/20/26 (b)	19,973,087	19,973,716
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/29	12,602,000	12,471,848
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	8,930,000	9,012,319
World Omni Auto Receivables Trust:
Series 2022-A Class A3, 1.66% 5/17/27	12,042,221	11,792,313
Series 2024-B Class A2A, 5.48% 9/15/27	13,192,000	13,245,984
World Omni Automobile Lease Series 2023-A Class A3, 5.07% 9/15/26	6,924,000	6,922,136
World Omni Automobile Lease Se Series 2024-A Class A2B, 5.7835% 2/16/27 (c)	4,962,000	4,964,570
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	13,764,000	13,814,702
TOTAL ASSET-BACKED SECURITIES (Cost $884,902,129)		888,069,463

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.15% 12/6/24 (Cost $10,784,541)	10,880,000	10,791,349

Certificates of Deposit - 4.1%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee 6% 10/18/24	23,700,000	23,715,862
Canadian Imperial Bank of Commerce yankee:
5.95% 9/19/24	25,000,000	25,004,475
6% 10/18/24	23,700,000	23,715,464
Mitsubishi UFJ Trust & Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.71% 7/23/25 (c)(d)	22,000,000	22,005,295
5.42% 10/17/24	24,000,000	24,005,410
Sumitomo Mitsui Banking Corp. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 5.55% 1/22/25 (c)(d)	22,000,000	22,002,972
Sumitomo Mitsui Trust Bank Ltd. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.290% 5.62% 4/14/25 (c)(d)	22,000,000	22,003,984
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.68% 7/15/25 (c)(d)	22,000,000	22,011,506
Toronto-Dominion Bank yankee:
U.S. FED FUND (U.S.A.)(DAILY) RATE + 0.400% 5.73% 8/22/25 (c)(d)	22,000,000	22,007,187
6% 10/17/24	23,700,000	23,715,002
6.01% 10/3/24	24,000,000	24,010,054
TOTAL CERTIFICATES OF DEPOSIT (Cost $254,100,000)		254,197,211

Commercial Paper - 3.9%
	Principal Amount (a)	Value ($)
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.68% 8/7/25 (c)(d)	22,000,000	22,000,427
Bayer Corp. 5.94% 9/10/24	25,000,000	24,958,238
Canadian Imperial Bank of Commerce yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 5.55% 2/3/25 (c)(d)	17,000,000	17,006,730
HSBC U.S.A., Inc.:
4.8% 8/15/25	22,000,000	21,000,558
5.52% 6/6/25	22,000,000	21,179,466
5.9% 11/21/24	25,000,000	24,698,050
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.68% 7/9/25 (c)(d)	22,000,000	22,007,627
5.66% 10/11/24	23,700,000	23,555,501
Sumitomo Mitsui Trust Bank Ltd. yankee 5.355% 10/18/24	12,000,000	11,914,483
Svenska Handelsbanken AB yankee:
5.61% 9/18/24	28,300,000	28,221,516
5.65% 10/1/24	24,000,000	23,888,299
TOTAL COMMERCIAL PAPER (Cost $240,251,500)		240,430,895

Money Market Funds - 14.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $898,625,440)	898,498,615	898,678,315

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $6,127,486,952)	6,144,167,244
NET OTHER ASSETS (LIABILITIES) - 0.5%	31,392,502
NET ASSETS - 100.0%	6,175,559,746

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $861,309,504 or 13.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	922,551,611	4,429,794,748	4,453,666,298	50,238,186	(1,746)	-	898,678,315	2.0%
Total	922,551,611	4,429,794,748	4,453,666,298	50,238,186	(1,746)	-	898,678,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	2,800,457,046	-	2,800,457,046	-

U.S. Government and Government Agency Obligations	1,051,542,965	-	1,051,542,965	-

Asset-Backed Securities	888,069,463	-	888,069,463	-

Bank Notes	10,791,349	-	10,791,349	-

Certificates of Deposit	254,197,211	-	254,197,211	-

Commercial Paper	240,430,895	-	240,430,895	-

Money Market Funds	898,678,315	898,678,315	-	-
Total Investments in Securities:	6,144,167,244	898,678,315	5,245,488,929	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,228,861,512)	$5,245,488,929
Fidelity Central Funds (cost $898,625,440)	898,678,315

Total Investment in Securities (cost $6,127,486,952)		$6,144,167,244
Cash		127,139
Receivable for fund shares sold		8,758,944
Interest receivable		39,083,349
Distributions receivable from Fidelity Central Funds		3,952,768
Receivable from investment adviser for expense reductions		244,301
Other receivables		31,319
Total assets		6,196,365,064
Liabilities
Payable for fund shares redeemed	$13,609,594
Distributions payable	5,681,972
Accrued management fee	1,023,991
Distribution and service plan fees payable	1,629
Other affiliated payables	456,819
Other payables and accrued expenses	31,313
Total liabilities		20,805,318
Net Assets		$6,175,559,746
Net Assets consist of:
Paid in capital		$6,156,846,767
Total accumulated earnings (loss)		18,712,979
Net Assets		$6,175,559,746

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($14,039,017 ÷ 1,393,133 shares)(a)		$10.08
Maximum offering price per share (100/98.50 of $10.08)		$10.23
Fidelity Conservative Income Bond Fund :
Net Asset Value, offering price and redemption price per share ($4,469,406,758 ÷ 443,726,018 shares)		$10.07
Class I :
Net Asset Value, offering price and redemption price per share ($109,661,508 ÷ 10,882,480 shares)		$10.08
Class Z :
Net Asset Value, offering price and redemption price per share ($1,582,452,463 ÷ 157,038,136 shares)		$10.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$295,418,812
Income from Fidelity Central Funds		50,238,186
Total income		345,656,998
Expenses
Management fee	$12,538,960
Transfer agent fees	5,827,761
Distribution and service plan fees	12,926
Independent trustees' fees and expenses	18,909
Total expenses before reductions	18,398,556
Expense reductions	(3,238,342)
Total expenses after reductions		15,160,214
Net Investment income (loss)		330,496,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,762,274
Fidelity Central Funds	(1,746)
Total net realized gain (loss)		6,760,528
Change in net unrealized appreciation (depreciation) on investment securities		21,517,969
Net gain (loss)		28,278,497
Net increase (decrease) in net assets resulting from operations		$358,775,281
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$330,496,784	$250,326,818
Net realized gain (loss)	6,760,528	(1,626,174)
Change in net unrealized appreciation (depreciation)	21,517,969	20,885,151
Net increase (decrease) in net assets resulting from operations	358,775,281	269,585,795
Distributions to shareholders	(330,411,968)	(250,274,265)

Share transactions - net increase (decrease)	185,938,891	(148,204,679)
Total increase (decrease) in net assets	214,302,204	(128,893,149)

Net Assets
Beginning of period	5,961,257,542	6,090,150,691
End of period	$6,175,559,746	$5,961,257,542

Financial Highlights
Fidelity Advisor® Conservative Income Bond Fund Class A

Years ended August 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.504	.131
Net realized and unrealized gain (loss)	.055	.019
Total from investment operations	.559	.150
Distributions from net investment income	(.509)	(.130)
Total distributions	(.509)	(.130)
Net asset value, end of period	$10.08	$10.03
Total Return D,E,F	5.70%	1.51%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48%	.39% I
Expenses net of fee waivers, if any	.45%	.39% I
Expenses net of all reductions	.45%	.39% I
Net investment income (loss)	5.06%	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,039	$1,859
Portfolio turnover rate J	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Conservative Income Bond Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.99	$10.05	$10.07	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.530	.506	.059	.039	.156
Net realized and unrealized gain (loss)	.039	(.032) C	(.056)	(.019)	.031
Total from investment operations	.569	.474	.003	.020	.187
Distributions from net investment income	(.529)	(.434)	(.061)	(.038)	(.157)
Distributions from net realized gain	-	-	(.002)	(.002)	-
Total distributions	(.529)	(.434)	(.063)	(.040)	(.157)
Net asset value, end of period	$10.07	$10.03	$9.99	$10.05	$10.07
Total Return D	5.81%	4.84%	.03%	.20%	1.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.34%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.27%	.25%	.25%	.25%
Net investment income (loss)	5.26%	4.29%	.59%	.39%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$4,469,407	$5,638,810	$4,522,064	$5,364,328	$9,362,863
Portfolio turnover rate G	76%	48%	50%	62%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Conservative Income Bond Fund Class I

Years ended August 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.527	.126
Net realized and unrealized gain (loss)	.052	.029
Total from investment operations	.579	.155
Distributions from net investment income	(.529)	(.135)
Total distributions	(.529)	(.135)
Net asset value, end of period	$10.08	$10.03
Total Return D,E	5.91%	1.55%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.41%	.44% H
Expenses net of fee waivers, if any	.25%	.25% H
Expenses net of all reductions	.25%	.25% H
Net investment income (loss)	5.26%	5.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$109,662	$65,642
Portfolio turnover rate I	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Conservative Income Bond Fund Class Z

Years ended August 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$10.01
Income from Investment Operations
Net investment income (loss) B,C	.532	.125
Net realized and unrealized gain (loss)	.052	.031
Total from investment operations	.584	.156
Distributions from net investment income	(.534)	(.136)
Total distributions	(.534)	(.136)
Net asset value, end of period	$10.08	$10.03
Total Return D,E	5.97%	1.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25% H
Expenses net of fee waivers, if any	.20%	.20% H
Expenses net of all reductions	.20%	.20% H
Net investment income (loss)	5.31%	5.20% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,582,452	$254,947
Portfolio turnover rate I	76%	48%

AFor the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class I, Fidelity Conservative Income Bond Fund and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Conservative Income Bond Fund	$31,313

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,973,552
Gross unrealized depreciation	(293,260)
Net unrealized appreciation (depreciation)	$16,680,292
Tax Cost	$6,127,486,952

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$2,416,007
Net unrealized appreciation (depreciation) on securities and other investments	$16,680,292

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$330,411,968	$250,274,265

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	2,757,746,582	2,721,865,153
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.15%	12,926	5,975

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,897

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	11,024.13
Fidelity Conservative Income Bond Fund	5,094,964.10
Class I	181,702.21
Class Z	540,071.05
	5,827,761

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	2,400
Fidelity Conservative Income Bond Fund	.25%	2,553,683
Class I	.25%	138,710
Class Z	.20%	537,436
		3,232,229

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $6,113.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2024	Year ended August 31, 2023 A
Fidelity Conservative Income Bond Fund
Distributions to shareholders
Conservative Income Bond	$-	$32,539,546
Class A	435,403	10,386
Fidelity Conservative Income Bond Fund	268,207,474	216,434,587
Class I	4,506,070	341,526
Class Z	57,263,021	948,220
Total	$330,411,968	$250,274,265

A Distributions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through August 31, 2023.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2024	Year ended August 31, 2023 A	Year ended August 31, 2024	Year ended August 31, 2023 A
Fidelity Conservative Income Bond Fund
Conservative Income Bond
Shares sold	-	41,755,027	$ -	$417,744,453
Reinvestment of distributions	-	2,768,499	-	27,679,588
Shares redeemed	-	(201,421,079)	-	(2,015,407,325)
Net increase (decrease)	-	(156,897,553)	$-	$(1,569,983,284)
Class A
Shares sold	2,315,243	331,504	$23,287,306	$3,323,379
Reinvestment of distributions	42,990	947	432,567	9,494
Shares redeemed	(1,150,447)	(147,104)	(11,572,899)	(1,474,640)
Net increase (decrease)	1,207,786	185,347	$12,146,974	$1,858,233
Fidelity Conservative Income Bond Fund
Shares sold	273,472,569	433,522,857	$2,747,140,813	$4,336,904,918
Reinvestment of distributions	19,220,406	16,648,134	193,140,627	166,613,369
Shares redeemed	(411,345,756)	(340,246,814)	(4,133,091,258)	(3,404,040,640)
Net increase (decrease)	(118,652,781)	109,924,177	$(1,192,809,818)	$1,099,477,647
Class I
Shares sold	6,676,408	6,690,773	$67,130,223	$67,082,037
Reinvestment of distributions	441,314	33,635	4,438,833	337,270
Shares redeemed	(2,779,320)	(180,330)	(27,944,206)	(1,807,812)
Net increase (decrease)	4,338,402	6,544,078	$43,624,850	$65,611,495
Class Z
Shares sold	241,423,439	25,849,332	$2,427,553,670	$259,155,911
Reinvestment of distributions	5,371,493	76,708	54,049,106	768,987
Shares redeemed	(115,174,688)	(508,148)	(1,158,625,891)	(5,093,668)
Net increase (decrease)	131,620,244	25,417,892	$1,322,976,885	$254,831,230

A Share transactions for Class A, Class I and Class Z are for the period May 25, 2023  (commencement of sale of shares) through August 31, 2023.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Conservative Income Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31,2024, $2,680,762, or, if subsequently determined to be different, the net capital gain of such year.

A total of 15.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $229,467,378 of distributions paid in the calendar year 2023 as indicated in the QII memo as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $315,835,476 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924089.113
FCV-ANN-1024
Fidelity® SAI Sustainable Low Duration Income Fund
(to be renamed Fidelity SAI Sustainable Low Duration Bond Fund effective October 30, 2024)

Annual Report
August 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Sustainable Low Duration Income Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 58.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.7% 3/25/26	104,000	99,423
5.539% 2/20/26	20,000	20,004
Verizon Communications, Inc.:
0.85% 11/20/25	64,000	61,195
3.376% 2/15/25	41,000	40,658
3.5% 11/1/24	97,000	96,681
		317,961
Media - 0.8%
Discovery Communications LLC 4.9% 3/11/26	50,000	49,703
Warnermedia Holdings, Inc.:
3.638% 3/15/25	102,000	101,030
3.788% 3/15/25	90,000	89,176
		239,909
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. 3.625% 12/15/25	90,000	88,615
Sprint Corp.:
7.625% 2/15/25	90,000	90,313
7.625% 3/1/26	85,000	87,633
T-Mobile U.S.A., Inc.:
2.25% 2/15/26	120,000	115,942
2.625% 4/15/26	60,000	58,136
3.5% 4/15/25	104,000	102,886
		543,525
TOTAL COMMUNICATION SERVICES		1,101,395
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 3.9%
American Honda Finance Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.8141% 6/13/25 (b)(c)	80,000	80,042
2.15% 9/10/24	38,000	37,973
4.95% 1/9/26	28,000	28,150
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9767% 10/15/24 (b)(c)	25,000	25,008
1.2% 10/15/24	43,000	42,778
2.75% 6/20/25	100,000	98,121
3.8% 4/7/25	50,000	49,559
4% 1/15/25	93,000	92,500
4.3% 7/13/25	120,000	119,218
4.35% 4/9/25	30,000	29,841
6.05% 10/10/25	70,000	70,780
Hyundai Capital America:
1.8% 10/15/25 (d)	50,000	48,336
2.65% 2/10/25 (d)	104,000	102,783
5.65% 6/26/26 (d)	80,000	81,171
5.8% 6/26/25 (d)	55,000	55,311
5.875% 4/7/25 (d)	40,000	40,111
6% 7/11/25 (d)	90,000	90,604
6.25% 11/3/25 (d)	90,000	91,336
		1,183,622
Leisure Products - 0.5%
Mattel, Inc.:
3.375% 4/1/26 (d)	70,000	68,007
5.875% 12/15/27 (d)	80,000	80,856
		148,863
Specialty Retail - 1.5%
AutoZone, Inc.:
3.25% 4/15/25	102,000	100,756
3.625% 4/15/25	41,000	40,617
Lowe's Companies, Inc.:
3.375% 9/15/25	30,000	29,597
4% 4/15/25	60,000	59,607
Ross Stores, Inc.:
0.875% 4/15/26	90,000	84,745
4.6% 4/15/25	90,000	89,653
The Home Depot, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6919% 12/24/25 (b)(c)	58,000	58,059
		463,034
TOTAL CONSUMER DISCRETIONARY		1,795,519
CONSUMER STAPLES - 1.4%
Beverages - 0.0%
Constellation Brands, Inc. 4.75% 11/15/24	20,000	19,957
Consumer Staples Distribution & Retail - 1.0%
7-Eleven, Inc. 0.95% 2/10/26 (d)	70,000	66,372
Dollar Tree, Inc. 4% 5/15/25	100,000	99,186
Sysco Corp. 3.75% 10/1/25	130,000	128,635
		294,193
Food Products - 0.4%
Conagra Brands, Inc. 4.6% 11/1/25	100,000	99,650
Mondelez International, Inc. 1.5% 5/4/25	30,000	29,300
		128,950
TOTAL CONSUMER STAPLES		443,100
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	120,000	116,942
3.9% 2/1/25	83,000	82,502
DCP Midstream Operating LP 5.375% 7/15/25	110,000	109,961
Enbridge, Inc.:
2.5% 1/15/25	120,000	118,740
2.5% 2/14/25	30,000	29,641
Enterprise Products Operating LP 3.75% 2/15/25	50,000	49,697
EQT Corp. 3.125% 5/15/26 (d)	83,000	80,569
MPLX LP:
1.75% 3/1/26	50,000	47,803
4% 2/15/25	120,000	119,228
4.875% 12/1/24	102,000	101,836
4.875% 6/1/25	100,000	99,807
Phillips 66 Co. 3.605% 2/15/25	40,000	39,668
Spectra Energy Partners LP 3.5% 3/15/25	80,000	79,244
The Williams Companies, Inc. 3.9% 1/15/25	120,000	119,349
Transcontinental Gas Pipe Line Co. LLC 7.85% 2/1/26	50,000	51,702
Western Midstream Operating LP:
3.1% 2/1/25	110,000	108,686
4.65% 7/1/26	80,000	79,589
		1,434,964
FINANCIALS - 26.1%
Banks - 13.5%
Bank of America Corp.:
1.197% 10/24/26 (b)	74,000	70,994
1.319% 6/19/26 (b)	59,000	57,258
1.53% 12/6/25 (b)	50,000	49,484
2.015% 2/13/26 (b)	30,000	29,561
2.456% 10/22/25 (b)	25,000	24,893
3.093% 10/1/25 (b)	40,000	39,921
3.366% 1/23/26 (b)	60,000	59,507
3.384% 4/2/26 (b)	85,000	84,070
4.827% 7/22/26 (b)	110,000	109,779
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8226% 1/10/25 (b)(c)	50,000	50,029
0.949% 1/22/27 (b)	50,000	47,529
1.5% 1/10/25	20,000	19,735
3.7% 6/7/25	50,000	49,545
5.2% 12/12/24	57,000	56,981
5.92% 9/25/25	30,000	30,374
Bank of Nova Scotia:
1.3% 6/11/25	33,000	32,115
3.45% 4/11/25	30,000	29,723
5.25% 12/6/24	112,000	111,947
5.45% 6/12/25	30,000	30,120
Canadian Imperial Bank of Commerce:
2.25% 1/28/25	41,000	40,523
5.144% 4/28/25	50,000	50,044
Citigroup, Inc.:
1.281% 11/3/25 (b)	94,000	93,309
2.014% 1/25/26 (b)	114,000	112,437
3.106% 4/8/26 (b)	111,000	109,538
3.29% 3/17/26 (b)	112,000	110,844
5.61% 9/29/26 (b)	80,000	80,574
Cooperatieve Rabobank UA/NY 4.333% 8/28/26	250,000	250,015
JPMorgan Chase & Co.:
2.005% 3/13/26 (b)	115,000	113,016
2.083% 4/22/26 (b)	113,000	110,852
2.301% 10/15/25 (b)	112,000	111,555
3.96% 1/29/27 (b)	70,000	69,259
4.08% 4/26/26 (b)	94,000	93,362
5.546% 12/15/25 (b)	103,000	103,019
PNC Financial Services Group, Inc.:
2.2% 11/1/24	30,000	29,833
4.758% 1/26/27 (b)	62,000	61,910
5.671% 10/28/25 (b)	116,000	116,014
5.812% 6/12/26 (b)	79,000	79,383
Regions Financial Corp. 2.25% 5/18/25	90,000	88,097
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6984% 10/7/24 (b)(c)	50,000	50,007
5.069% 7/23/27 (b)	100,000	101,138
5.66% 10/25/24	40,000	40,012
The Toronto-Dominion Bank 3.766% 6/6/25	42,000	41,660
Truist Financial Corp.:
1.2% 8/5/25	60,000	57,931
1.267% 3/2/27 (b)	34,000	32,145
2.85% 10/26/24	21,000	20,908
4% 5/1/25	40,000	39,699
4.26% 7/28/26 (b)	100,000	99,096
5.9% 10/28/26 (b)	116,000	117,163
6.047% 6/8/27 (b)	80,000	81,648
U.S. Bancorp:
1.45% 5/12/25	22,000	21,499
5.727% 10/21/26 (b)	79,000	79,803
Wells Fargo & Co.:
2.164% 2/11/26 (b)	100,000	98,632
2.188% 4/30/26 (b)	121,000	118,601
2.406% 10/30/25 (b)	114,000	113,401
3.908% 4/25/26 (b)	111,000	110,042
4.54% 8/15/26 (b)	77,000	76,657
		4,107,191
Capital Markets - 5.9%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.551% 10/25/24 (b)(c)	50,000	50,002
1.6% 4/24/25	43,000	42,120
4.414% 7/24/26 (b)	80,000	79,633
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	114,000	111,717
1.093% 12/9/26 (b)	84,000	79,981
1.431% 3/9/27 (b)	70,000	66,468
3.272% 9/29/25 (b)	93,000	92,811
3.5% 1/23/25	40,000	39,734
3.5% 4/1/25	30,000	29,710
5.7% 11/1/24	36,000	36,010
5.798% 8/10/26 (b)	96,000	96,627
Intercontinental Exchange, Inc. 3.65% 5/23/25	76,000	75,291
Moody's Corp. 3.75% 3/24/25	41,000	40,721
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8609% 1/22/25 (b)(c)	150,000	150,005
0.864% 10/21/25 (b)	110,000	109,276
0.985% 12/10/26 (b)	52,000	49,453
1.164% 10/21/25 (b)	40,000	39,759
2.188% 4/28/26 (b)	116,000	113,727
4.679% 7/17/26 (b)	100,000	99,566
NASDAQ, Inc. 5.65% 6/28/25	79,000	79,347
State Street Corp.:
2.354% 11/1/25 (b)	103,000	102,467
2.901% 3/30/26 (b)	113,000	111,487
4.857% 1/26/26 (b)	42,000	41,928
5.751% 11/4/26 (b)	50,000	50,535
		1,788,375
Consumer Finance - 2.6%
Ally Financial, Inc.:
4.625% 3/30/25	50,000	49,769
5.8% 5/1/25	115,000	115,230
American Express Co.:
3% 10/30/24	38,000	37,925
4.99% 5/1/26 (b)	111,000	110,881
6.338% 10/30/26 (b)	75,000	76,272
Capital One Financial Corp.:
2.636% 3/3/26 (b)	113,000	111,407
3.2% 2/5/25	40,000	39,635
3.3% 10/30/24	75,000	74,732
4.985% 7/24/26 (b)	170,000	169,630
		785,481
Financial Services - 1.8%
Corebridge Financial, Inc. 3.5% 4/4/25	105,000	103,906
Corebridge Global Funding:
0.9% 9/22/25 (d)	100,000	96,044
5.75% 7/2/26 (d)	80,000	81,600
PayPal Holdings, Inc.:
1.65% 6/1/25	30,000	29,288
2.4% 10/1/24	20,000	19,953
The Western Union Co.:
1.35% 3/15/26	114,000	108,036
2.85% 1/10/25	110,000	109,000
		547,827
Insurance - 2.3%
Equitable Financial Life Global Funding:
1% 1/9/26 (d)	120,000	114,206
1.1% 11/12/24 (d)	76,000	75,353
1.3% 7/12/26 (d)	90,000	84,752
1.4% 7/7/25 (d)	121,000	117,514
5.5% 12/2/25 (d)	101,000	101,906
Jackson National Life Global Funding 3.05% 4/29/26 (d)	90,000	87,434
Marsh & McLennan Companies, Inc. 3.5% 3/10/25	21,000	20,826
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)	80,000	79,803
		681,794
TOTAL FINANCIALS		7,910,668
HEALTH CARE - 3.7%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	20,000	19,878
3.6% 5/14/25	21,000	20,800
3.8% 3/15/25	20,000	19,864
Amgen, Inc.:
3.125% 5/1/25	50,000	49,348
5.25% 3/2/25	40,000	40,012
		149,902
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 1.9% 6/1/25	41,000	40,124
Health Care Providers & Services - 3.0%
Cigna Group:
1.25% 3/15/26	120,000	114,022
3.25% 4/15/25	60,000	59,360
CVS Health Corp.:
3.875% 7/20/25	90,000	89,099
4.1% 3/25/25	90,000	89,516
HCA Holdings, Inc.:
5.25% 4/15/25	80,000	79,956
5.25% 6/15/26	60,000	60,209
5.375% 2/1/25	120,000	119,836
5.375% 9/1/26	70,000	70,481
5.875% 2/15/26	100,000	100,822
Humana, Inc. 3.85% 10/1/24	110,000	109,847
		893,148
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	40,000	39,790
TOTAL HEALTH CARE		1,122,964
INDUSTRIALS - 3.0%
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	83,000	81,780
Commercial Services & Supplies - 0.2%
Republic Services, Inc.:
0.875% 11/15/25	40,000	38,250
3.2% 3/15/25	30,000	29,694
		67,944
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	50,000	49,502
Industrial Conglomerates - 0.5%
Trane Technologies Financing Ltd.:
3.5% 3/21/26	80,000	78,592
3.55% 11/1/24	88,000	87,723
		166,315
Machinery - 0.9%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.6341% 9/13/24 (b)(c)	75,000	75,001
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0239% 10/16/26 (b)(c)	150,000	150,725
Otis Worldwide Corp. 2.056% 4/5/25	51,000	50,101
		275,827
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.3% 2/1/25	111,000	109,540
2.875% 1/15/26	50,000	48,652
3.25% 3/1/25	110,000	108,859
		267,051
TOTAL INDUSTRIALS		908,419
INFORMATION TECHNOLOGY - 3.3%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	50,000	50,354
6.02% 6/15/26	72,000	73,537
		123,891
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology, Inc. 1.65% 4/15/26	60,000	57,142
Micron Technology, Inc. 4.975% 2/6/26	70,000	70,186
NXP BV/NXP Funding LLC 5.35% 3/1/26	61,000	61,346
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	122,000	120,058
3.875% 6/18/26	70,000	69,030
		377,762
Software - 1.6%
Oracle Corp.:
1.65% 3/25/26	50,000	47,739
2.5% 4/1/25	100,000	98,464
2.95% 11/15/24	88,000	87,545
2.95% 5/15/25	63,000	62,097
Roper Technologies, Inc.:
1% 9/15/25	70,000	67,348
2.35% 9/15/24	45,000	44,938
VMware, Inc. 4.5% 5/15/25	80,000	79,683
		487,814
TOTAL INFORMATION TECHNOLOGY		989,467
MATERIALS - 1.6%
Chemicals - 1.6%
Celanese U.S. Holdings LLC:
1.4% 8/5/26	90,000	84,140
6.05% 3/15/25	79,000	79,284
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (d)	90,000	86,377
Nutrien Ltd.:
3% 4/1/25	84,000	83,038
5.9% 11/7/24	74,000	74,052
5.95% 11/7/25	70,000	70,795
		477,686
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.:
1.3% 9/15/25	70,000	67,361
1.6% 4/15/26	70,000	66,498
2.4% 3/15/25	90,000	88,569
2.95% 1/15/25	120,000	118,915
4% 6/1/25	48,000	47,590
Crown Castle, Inc. 1.35% 7/15/25	30,000	29,092
		418,025
UTILITIES - 3.9%
Electric Utilities - 1.3%
Edison International:
3.55% 11/15/24	40,000	39,835
4.7% 8/15/25	30,000	29,845
4.95% 4/15/25	80,000	79,749
Eversource Energy:
2.9% 10/1/24	50,000	49,895
4.75% 5/15/26	80,000	80,026
Exelon Corp. 3.95% 6/15/25	70,000	69,431
Pacific Gas & Electric Co. 3.5% 6/15/25	50,000	49,299
		398,080
Gas Utilities - 0.3%
The East Ohio Gas Co. 1.3% 6/15/25 (d)	104,000	100,881
Independent Power and Renewable Electricity Producers - 0.6%
Emera U.S. Finance LP 3.55% 6/15/26	80,000	77,901
The AES Corp. 3.3% 7/15/25 (d)	100,000	98,036
		175,937
Multi-Utilities - 1.7%
Dominion Energy, Inc.:
3.3% 3/15/25	50,000	49,455
3.9% 10/1/25	110,000	108,925
NiSource, Inc. 0.95% 8/15/25	85,000	81,839
Puget Energy, Inc. 3.65% 5/15/25	110,000	108,696
Sempra 3.3% 4/1/25	20,000	19,756
WEC Energy Group, Inc.:
5% 9/27/25	70,000	70,171
5.6% 9/12/26	80,000	81,604
		520,446
TOTAL UTILITIES		1,195,344
TOTAL NONCONVERTIBLE BONDS (Cost $17,713,364)		17,797,551

U.S. Treasury Obligations - 29.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.87% to 5.32% 9/5/24 to 1/2/25 (Cost $8,998,803)	9,067,900	9,003,138

Asset-Backed Securities - 7.8%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	80,000	80,002
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	8,949	8,960
Series 2024-1 Class A2A, 5.1% 7/27/26	29,358	29,365
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	17,838	17,853
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (d)	39,000	39,139
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	26,738	26,819
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	4,679	4,676
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	173	173
Series 2023 2 Class A2A, 5.5% 6/15/26	3,502	3,503
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	30,196	30,209
Series 2024-2 Class A2A, 5.65% 5/17/27	57,000	57,275
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	13,411	13,462
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A2A, 5.21% 9/15/27	72,000	72,370
Carmax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/27	5,000	5,021
Chase Auto Owner Trust:
Series 2024-1A Class A2, 5.48% 4/26/27 (d)	44,664	44,736
Series 2024-4A Class A2, 5.25% 9/27/27 (d)	81,000	81,339
Chase Auto Owner Trust 24-3 Series 2024-3A Class A2, 5.53% 9/27/27 (d)	50,000	50,263
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (d)	29,848	29,861
Series 2024-2 Class A2A, 5.54% 11/16/26 (d)	43,000	43,110
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	100,000	100,199
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	1,300	1,304
DLLAD:
Series 2023-1A Class A2, 5.19% 4/20/26 (d)	5,239	5,235
Series 2024-1A Class A2, 5.5% 8/20/27 (d)	25,000	25,164
Enterprise Fleet Financing 202 Series 2024-3 Class A2, 5.31% 4/20/27 (d)	50,000	50,344
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	22,461	22,461
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/26	12,397	12,404
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	30,000	29,973
FORDO Series 2024-B Class A2A, 5.4% 4/15/27	52,000	52,295
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/26	63,000	63,322
Gm Financial Consumer Automobi Series 2024-2 Class A2A, 5.33% 3/16/27	41,000	41,070
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	24,321	24,322
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	1,456	1,455
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	5,181	5,178
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	10,425	10,431
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	60,000	60,281
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (d)	100,000	100,465
Hyundai Auto Receivables Trust:
Series 2022-C, Class A2A, 5.35% 11/17/25	526	526
Series 2023-B Class A2A, 5.77% 5/15/26	8,780	8,793
Series 2024-A Class A2A, 5.29% 4/15/27	40,000	40,053
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	60,000	60,090
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	76,000	76,428
Mercedes-Benz Auto Receivables:
Series 2023-1:
Class A2, 5.09% 1/15/26	452	452
Class A3, 4.51% 11/15/27	79,000	78,756
Series 2023-2 Class A2, 5.92% 11/16/26	11,154	11,186
Series 2024-1 Class A2A, 5.06% 5/17/27	31,487	31,474
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	16,454	16,489
Santander Drive Auto Receivabl Series 2024-3 Class A2, 5.91% 6/15/27	55,000	55,177
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (d)	45,000	45,154
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (d)	10,243	10,245
Series 2024-2A Class A2, 5.71% 10/20/27 (d)	63,000	63,257
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (d)	2,952	2,953
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	4,466	4,473
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	8,837	8,843
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (d)	23,499	23,526
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	3,019	3,018
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	12,423	12,459
Toyota Auto Receivables Owner Trust:
Series 2023-A Class A2, 5.05% 1/15/26	2,618	2,617
Series 2023-C Class A2A, 5.6% 8/17/26	11,504	11,517
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (d)	48,872	48,873
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	7,408	7,416
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	79,000	78,887
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	100,000	100,922
Wheels Fleet Lease Funding 1 L Series 2024-2A Class A1, 4.87% 6/21/39 (d)	100,000	100,425
World Omni Auto Receivables Trust:
Series 2023-C Class A2A, 5.57% 12/15/26	9,696	9,703
Series 2023-D Class A2A, 5.91% 2/16/27	8,369	8,395
Series 2024-B Class A2A, 5.48% 9/15/27	54,000	54,221
World Omni Automobile Lease Series 2023-A Class A3, 5.07% 9/15/26	79,000	78,979
World Omni Select Auto Trust 2024 Series 2024-A Class A2A, 5.37% 2/15/28	59,000	59,217
TOTAL ASSET-BACKED SECURITIES (Cost $2,350,297)		2,358,563

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Morgan Stanley BAML Trust Series 2015-C21 Class ASB, 3.15% 3/15/48	33,289	33,124
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C28 Class A3, 3.29% 5/15/48	33,637	33,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $66,005)		66,317

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $793,162)	793,003	793,162

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $29,921,631)	30,018,731
NET OTHER ASSETS (LIABILITIES) - 1.1%	322,449
NET ASSETS - 100.0%	30,341,180

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,715,487 or 8.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	15,087	26,463,552	25,685,468	29,429	(9)	-	793,162	0.0%
Total	15,087	26,463,552	25,685,468	29,429	(9)	-	793,162

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	17,797,551	-	17,797,551	-

U.S. Government and Government Agency Obligations	9,003,138	-	9,003,138	-

Asset-Backed Securities	2,358,563	-	2,358,563	-

Commercial Mortgage Securities	66,317	-	66,317	-

Money Market Funds	793,162	793,162	-	-
Total Investments in Securities:	30,018,731	793,162	29,225,569	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,128,469)	$29,225,569
Fidelity Central Funds (cost $793,162)	793,162

Total Investment in Securities (cost $29,921,631)		$30,018,731
Receivable for fund shares sold		197,960
Interest receivable		174,409
Distributions receivable from Fidelity Central Funds		3,924
Prepaid expenses		37
Receivable from investment adviser for expense reductions		5,269
Total assets		30,400,330
Liabilities
Payable for fund shares redeemed	$7,689
Distributions payable	1,932
Accrued management fee	4,842
Audit fee payable	43,959
Other payables and accrued expenses	728
Total liabilities		59,150
Net Assets		$30,341,180
Net Assets consist of:
Paid in capital		$29,732,242
Total accumulated earnings (loss)		608,938
Net Assets		$30,341,180
Net Asset Value, offering price and redemption price per share ($30,341,180 ÷ 2,915,833 shares)		$10.41
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$908,496
Income from Fidelity Central Funds		29,429
Total income		937,925
Expenses
Management fee	$35,389
Custodian fees and expenses	1,819
Independent trustees' fees and expenses	44
Registration fees	25,031
Audit fees	57,569
Legal	10
Miscellaneous	74
Total expenses before reductions	119,936
Expense reductions	(85,741)
Total expenses after reductions		34,195
Net Investment income (loss)		903,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,768
Fidelity Central Funds	(9)
Total net realized gain (loss)		3,759
Change in net unrealized appreciation (depreciation) on investment securities		108,638
Net gain (loss)		112,397
Net increase (decrease) in net assets resulting from operations		$1,016,127
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$903,730	$265,782
Net realized gain (loss)	3,759	(5,578)
Change in net unrealized appreciation (depreciation)	108,638	11,944
Net increase (decrease) in net assets resulting from operations	1,016,127	272,148
Distributions to shareholders	(503,304)	(157,559)

Share transactions
Proceeds from sales of shares	26,415,330	2,661,237
Reinvestment of distributions	479,979	156,191
Cost of shares redeemed	(4,891,261)	(142,350)

Net increase (decrease) in net assets resulting from share transactions	22,004,048	2,675,078
Total increase (decrease) in net assets	22,516,871	2,789,667

Net Assets
Beginning of period	7,824,309	5,034,642
End of period	$30,341,180	$7,824,309

Other Information
Shares
Sold	2,572,450	265,566
Issued in reinvestment of distributions	46,682	15,559
Redeemed	(475,635)	(14,126)
Net increase (decrease)	2,143,497	266,999

Financial Highlights
Fidelity® SAI Sustainable Low Duration Income Fund

Years ended August 31,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.96	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.519	.413	.059
Net realized and unrealized gain (loss)	.069	.001	(.050)
Total from investment operations	.588	.414	.009
Distributions from net investment income	(.305)	(.244)	(.049)
Distributions from net realized gain	(.003)	-	-
Total distributions	(.308)	(.244)	(.049)
Net asset value, end of period	$10.41	$10.13	$9.96
Total Return D,E	5.89%	4.21%	.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	1.74%	1.88% H,I
Expenses net of fee waivers, if any	.20%	.23%	.25% H
Expenses net of all reductions	.19%	.22%	.25% H
Net investment income (loss)	5.10%	4.13%	1.54% H
Supplemental Data
Net assets, end of period (000 omitted)	$30,341	$7,824	$5,035
Portfolio turnover rate J	32%	36%	6% K

AFor the period April 13, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity SAI Sustainable Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

During September 2024 the Board approved to change the name of the Fund to Fidelity SAI Sustainable Low Duration Bond Fund effective October 30, 2024.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$355,310
Gross unrealized depreciation	(374)
Net unrealized appreciation (depreciation)	$354,936
Tax Cost	$29,663,795

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$251,481
Undistributed long-term capital gain	$2,520
Net unrealized appreciation (depreciation) on securities and other investments	$354,936

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$500,919	$157,559
Long-term Capital Gains	2,385	-
Total	$503,304	$157,559

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Low Duration Income Fund	15,782,658	2,857,001
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Sustainable Low Duration Income Fund	24
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $84,423.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,318.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity SAI Sustainable Low Duration Income Fund	16%

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Sustainable Low Duration Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Sustainable Low Duration Income Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from April 13, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2024, $4,516, or, if subsequently determined to be different, the net capital gain of such year.

A total of 32.18% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $500,919 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904914.102
SLO-ANN-1024
Fidelity® Sustainability Bond Index Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainability Bond Index Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 26.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
1.65% 2/1/28	650,000	592,624
1.7% 3/25/26	130,000	124,279
2.75% 6/1/31	150,000	133,042
3.5% 6/1/41	50,000	39,892
3.5% 9/15/53	321,000	228,366
3.55% 9/15/55	334,000	236,141
3.65% 9/15/59	125,000	88,168
3.85% 6/1/60	165,000	120,696
4.3% 2/15/30	240,000	237,567
4.65% 6/1/44	20,000	17,795
5.15% 3/15/42	60,000	58,191
Bell Canada:
2.15% 2/15/32	45,000	37,434
3.65% 8/15/52	50,000	37,740
5.1% 5/11/33	50,000	50,446
5.55% 2/15/54	30,000	30,403
British Telecommunications PLC 9.625% 12/15/30	55,000	69,029
Deutsche Telekom International Financial BV 9.25% 6/1/32	50,000	63,412
Orange SA 5.5% 2/6/44	60,000	60,698
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	148,378
7.045% 6/20/36	166,000	188,308
TELUS Corp. 3.4% 5/13/32	50,000	44,968
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	129,083
1.5% 9/18/30	400,000	339,232
2.355% 3/15/32	201,000	170,772
2.65% 11/20/40	70,000	50,230
2.85% 9/3/41	170,000	124,436
2.987% 10/30/56	123,000	79,029
3% 11/20/60	50,000	31,431
3.55% 3/22/51	140,000	105,366
3.7% 3/22/61	50,000	36,820
3.875% 2/8/29	120,000	117,278
4% 3/22/50	38,000	31,025
4.016% 12/3/29	370,000	362,348
4.75% 11/1/41	189,000	178,852
		4,363,479
Entertainment - 0.2%
Netflix, Inc.:
4.875% 4/15/28	130,000	132,579
4.9% 8/15/34	40,000	40,972
5.4% 8/15/54	10,000	10,422
The Walt Disney Co.:
2% 9/1/29	50,000	44,913
2.65% 1/13/31	50,000	45,046
3.6% 1/13/51	20,000	15,575
3.8% 3/22/30	80,000	77,929
4.7% 3/23/50	20,000	18,991
6.15% 3/1/37	120,000	133,606
6.2% 12/15/34	225,000	252,642
6.4% 12/15/35	40,000	45,377
6.65% 11/15/37	20,000	23,298
		841,350
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	48,182
1.1% 8/15/30	60,000	50,826
1.9% 8/15/40	60,000	41,497
2.05% 8/15/50	95,000	57,816
Baidu, Inc. 4.125% 6/30/25	200,000	198,558
		396,879
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	240,000	203,568
3.5% 6/1/41	80,000	55,750
3.9% 6/1/52	220,000	144,075
4.4% 4/1/33	285,000	259,041
5.5% 4/1/63	175,000	140,303
6.65% 2/1/34	50,000	52,075
6.834% 10/23/55	30,000	29,772
Comcast Corp.:
1.5% 2/15/31	300,000	249,436
1.95% 1/15/31	180,000	153,854
2.35% 1/15/27	85,000	81,288
2.45% 8/15/52	100,000	59,381
2.65% 2/1/30	400,000	366,010
2.65% 8/15/62	20,000	11,532
2.937% 11/1/56	190,000	120,856
2.987% 11/1/63	95,000	58,683
3.25% 11/1/39	40,000	32,019
3.4% 4/1/30	30,000	28,437
3.45% 2/1/50	100,000	74,130
3.75% 4/1/40	10,000	8,500
4.55% 1/15/29	120,000	121,114
4.65% 7/15/42	50,000	46,578
4.95% 10/15/58	50,000	47,112
5.1% 6/1/29	70,000	72,247
5.35% 5/15/53	80,000	80,083
Discovery Communications LLC:
3.625% 5/15/30	69,000	61,245
5% 9/20/37	130,000	111,068
5.3% 5/15/49	20,000	15,551
Fox Corp. 4.709% 1/25/29	280,000	281,962
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	61,575
Paramount Global:
4.2% 5/19/32	60,000	52,099
4.95% 1/15/31	100,000	92,890
4.95% 5/19/50	100,000	74,647
7.875% 7/30/30	20,000	21,735
Time Warner Cable LLC:
5.875% 11/15/40	30,000	27,081
6.55% 5/1/37	50,000	49,330
7.3% 7/1/38	95,000	99,353
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	48,573
Warnermedia Holdings, Inc.:
3.755% 3/15/27	50,000	47,902
4.279% 3/15/32	73,000	63,813
5.141% 3/15/52	68,000	51,721
5.391% 3/15/62	155,000	116,399
		3,772,788
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc.:
3.8% 3/15/32	50,000	46,075
4.3% 2/15/48	100,000	82,218
4.55% 3/15/52	90,000	76,256
Sprint Corp. 7.625% 3/1/26	270,000	278,365
T-Mobile U.S.A., Inc.:
2.7% 3/15/32	50,000	43,379
3% 2/15/41	70,000	52,308
3.5% 4/15/25	530,000	524,320
3.5% 4/15/31	90,000	83,669
3.6% 11/15/60	125,000	88,843
3.875% 4/15/30	230,000	221,282
4.5% 4/15/50	62,000	53,795
5.05% 7/15/33	100,000	101,223
5.2% 1/15/33	130,000	132,992
5.65% 1/15/53	65,000	66,702
5.8% 9/15/62	50,000	51,631
Vodafone Group PLC:
4.375% 5/30/28	25,000	25,209
5% 5/30/38	43,000	42,432
5.125% 6/19/59	60,000	54,730
5.25% 5/30/48	20,000	19,141
5.625% 2/10/53	30,000	29,925
5.75% 6/28/54	40,000	40,514
6.15% 2/27/37	18,000	19,539
		2,134,548
TOTAL COMMUNICATION SERVICES		11,509,044
CONSUMER DISCRETIONARY - 1.8%
Automobile Components - 0.0%
Lear Corp.:
2.6% 1/15/32	30,000	25,447
3.5% 5/30/30	50,000	46,618
		72,065
Automobiles - 0.5%
American Honda Finance Corp.:
1.2% 7/8/25	360,000	349,406
5.125% 7/7/28	40,000	41,049
5.65% 11/15/28	160,000	167,942
Ford Motor Co.:
3.25% 2/12/32	195,000	166,086
5.291% 12/8/46	60,000	54,378
6.1% 8/19/32	130,000	133,578
9.625% 4/22/30	110,000	130,564
General Motors Co.:
5% 4/1/35	30,000	29,101
5.2% 4/1/45	120,000	110,094
5.6% 10/15/32	50,000	51,705
5.95% 4/1/49	80,000	80,577
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	529,554
2.4% 4/10/28	80,000	73,715
2.7% 8/20/27	145,000	137,499
5.65% 1/17/29	80,000	82,242
5.75% 2/8/31	30,000	31,000
5.85% 4/6/30	70,000	73,035
Toyota Motor Corp. 5.123% 7/13/33	50,000	53,211
		2,294,736
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	171,638
3.4% 12/6/27	285,000	274,991
Amazon.com, Inc.:
1% 5/12/26	193,000	183,094
1.2% 6/3/27	330,000	305,268
2.1% 5/12/31	193,000	168,596
2.875% 5/12/41	185,000	143,620
3.1% 5/12/51	193,000	139,121
3.15% 8/22/27	240,000	234,151
3.6% 4/13/32	200,000	190,617
4.1% 4/13/62	25,000	20,971
4.25% 8/22/57	50,000	43,981
4.55% 12/1/27	230,000	233,277
eBay, Inc.:
1.4% 5/10/26	118,000	111,846
2.7% 3/11/30	50,000	45,715
4% 7/15/42	30,000	24,899
		2,291,785
Distributors - 0.0%
Genuine Parts Co. 6.5% 11/1/28	60,000	64,211
Diversified Consumer Services - 0.0%
Trane Technologies Global Holding Co. Ltd. 4.3% 2/21/48	62,000	53,756
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc.:
2.85% 4/15/31	60,000	53,232
3.5% 10/15/32	80,000	72,129
4.875% 5/15/29	30,000	30,361
5.35% 3/15/35	40,000	40,481
McDonald's Corp.:
2.625% 9/1/29	90,000	83,338
3.3% 7/1/25	11,000	10,865
3.5% 7/1/27	20,000	19,571
3.6% 7/1/30	165,000	158,340
3.625% 5/1/43	70,000	56,363
3.7% 1/30/26	155,000	153,217
4.2% 4/1/50	18,000	15,075
4.45% 9/1/48	64,000	56,401
4.7% 12/9/35	20,000	19,875
6.3% 3/1/38	60,000	67,103
Starbucks Corp.:
2% 3/12/27	170,000	160,556
2.55% 11/15/30	100,000	89,601
3.35% 3/12/50	40,000	28,719
3.8% 8/15/25	50,000	49,496
4.3% 6/15/45	20,000	17,224
4.5% 11/15/48	32,000	28,039
		1,209,986
Household Durables - 0.0%
D.R. Horton, Inc. 5% 10/15/34	30,000	29,937
Toll Brothers Finance Corp. 4.35% 2/15/28	40,000	39,541
Whirlpool Corp.:
5.5% 3/1/33	50,000	50,364
5.75% 3/1/34	20,000	20,253
		140,095
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	75,000	71,697
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	50,000	49,399
AutoZone, Inc.:
3.75% 6/1/27	50,000	49,072
4.5% 2/1/28	55,000	55,015
4.75% 8/1/32	30,000	29,851
5.1% 7/15/29	10,000	10,222
5.4% 7/15/34	10,000	10,245
6.55% 11/1/33	40,000	44,208
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	85,000
2.625% 4/1/31	50,000	44,325
2.8% 9/15/41	90,000	64,144
3% 10/15/50	60,000	39,575
3.1% 5/3/27	34,000	32,878
4.05% 5/3/47	62,000	50,217
4.45% 4/1/62	50,000	40,816
4.5% 4/15/30	50,000	50,088
5% 4/15/33	75,000	76,252
5.125% 4/15/50	20,000	18,963
5.75% 7/1/53	20,000	20,557
5.8% 9/15/62	20,000	20,385
5.85% 4/1/63	10,000	10,231
O'Reilly Automotive, Inc. 4.2% 4/1/30	60,000	58,922
The Home Depot, Inc.:
2.375% 3/15/51	113,000	68,798
2.95% 6/15/29	280,000	264,784
3.3% 4/15/40	200,000	163,653
4.2% 4/1/43	50,000	44,426
4.5% 9/15/32	50,000	50,315
4.5% 12/6/48	70,000	63,735
4.95% 9/30/26	210,000	213,045
4.95% 6/25/34	100,000	102,475
5.3% 6/25/54	30,000	30,624
5.875% 12/16/36	40,000	44,014
TJX Companies, Inc. 1.6% 5/15/31	125,000	104,445
		2,010,679
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.85% 3/27/30	80,000	74,511
3.25% 3/27/40	55,000	44,877
3.375% 3/27/50	20,000	15,242
Tapestry, Inc. 7.85% 11/27/33	60,000	64,202
		198,832
TOTAL CONSUMER DISCRETIONARY		8,407,842
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	90,000	70,737
4.597% 5/25/28	110,000	110,497
5.085% 5/25/48	20,000	19,531
PepsiCo, Inc.:
1.4% 2/25/31	200,000	167,284
1.625% 5/1/30	83,000	72,240
2.375% 10/6/26	220,000	212,487
2.75% 10/21/51	20,000	13,433
3% 10/15/27	320,000	310,263
3.6% 8/13/42	105,000	87,206
The Coca-Cola Co.:
1.45% 6/1/27	20,000	18,687
1.65% 6/1/30	10,000	8,695
2.25% 1/5/32	205,000	179,438
2.5% 6/1/40	10,000	7,364
2.6% 6/1/50	10,000	6,555
2.75% 6/1/60	70,000	44,571
3.45% 3/25/30	60,000	57,785
4.2% 3/25/50	50,000	44,448
5% 5/13/34	70,000	72,775
5.2% 1/14/55	60,000	61,131
		1,565,127
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	344,268
Dollar General Corp.:
5% 11/1/32	60,000	58,874
5.2% 7/5/28	100,000	100,813
5.45% 7/5/33	10,000	10,006
Dollar Tree, Inc. 4.2% 5/15/28	50,000	49,073
Kroger Co.:
1.7% 1/15/31	100,000	83,493
4.65% 9/15/29	90,000	89,995
4.65% 1/15/48	30,000	26,469
4.9% 9/15/31	20,000	19,985
5% 9/15/34	20,000	19,938
5% 4/15/42	50,000	47,310
5.4% 1/15/49	10,000	9,784
5.5% 9/15/54	30,000	29,406
5.65% 9/15/64	30,000	29,309
Sysco Corp.:
2.4% 2/15/30	70,000	62,706
3.15% 12/14/51	10,000	6,817
3.3% 2/15/50	50,000	35,937
4.5% 4/1/46	50,000	43,703
5.95% 4/1/30	53,000	56,567
Target Corp.:
2.95% 1/15/52	75,000	51,396
3.9% 11/15/47	45,000	37,418
4% 7/1/42	50,000	44,148
Walmart, Inc.:
1.05% 9/17/26	130,000	122,467
2.5% 9/22/41	205,000	149,761
3.9% 4/15/28	50,000	49,882
4.05% 6/29/48	150,000	132,038
4.1% 4/15/33	50,000	49,493
4.5% 4/15/53	20,000	18,818
		1,779,874
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	62,907
Bunge Ltd. Finance Corp. 1.63% 8/17/25	140,000	135,580
Campbell Soup Co.:
4.15% 3/15/28	100,000	99,129
5.2% 3/21/29	70,000	71,943
Conagra Brands, Inc.:
4.85% 11/1/28	75,000	75,603
5.3% 11/1/38	10,000	9,845
5.4% 11/1/48	22,000	21,210
7% 10/1/28	50,000	54,306
General Mills, Inc.:
2.875% 4/15/30	13,000	11,913
3% 2/1/51	50,000	33,490
4.2% 4/17/28	60,000	59,638
4.95% 3/29/33	20,000	20,171
Kellanova:
4.3% 5/15/28	50,000	49,822
7.45% 4/1/31	40,000	45,951
Kraft Heinz Foods Co.:
3.75% 4/1/30	40,000	38,477
5.5% 6/1/50	195,000	194,550
Mondelez International, Inc.:
2.625% 9/4/50	50,000	31,705
2.75% 4/13/30	30,000	27,513
Pilgrim's Pride Corp. 6.875% 5/15/34	50,000	55,271
The Hershey Co. 2.65% 6/1/50	40,000	25,922
The J.M. Smucker Co.:
4.25% 3/15/35	50,000	47,000
6.5% 11/15/43	50,000	54,756
6.5% 11/15/53	10,000	11,176
Tyson Foods, Inc.:
4% 3/1/26	40,000	39,596
4.875% 8/15/34	75,000	74,306
5.1% 9/28/48	40,000	37,033
Unilever Capital Corp. 1.75% 8/12/31	135,000	114,428
		1,503,241
Household Products - 0.1%
Church & Dwight Co., Inc. 2.3% 12/15/31	70,000	60,314
Colgate-Palmolive Co. 4.6% 3/1/33	50,000	50,904
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	48,310
2.875% 2/7/50	55,000	38,645
3.1% 3/26/30	7,000	6,618
3.9% 5/4/47	20,000	16,657
Procter & Gamble Co.:
3% 3/25/30	36,000	34,150
3.6% 3/25/50	180,000	149,575
		405,173
Personal Care Products - 0.1%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	75,000	64,149
5.15% 5/15/53	10,000	10,036
6% 5/15/37	40,000	44,003
Kenvue, Inc.:
4.9% 3/22/33	32,000	32,743
5.05% 3/22/28	32,000	32,884
5.05% 3/22/53	52,000	51,800
5.2% 3/22/63	10,000	10,000
		245,615
TOTAL CONSUMER STAPLES		5,499,030
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	240,000	232,809
Halliburton Co.:
2.92% 3/1/30	80,000	73,461
4.85% 11/15/35	10,000	9,872
5% 11/15/45	96,000	90,024
6.7% 9/15/38	10,000	11,413
NOV, Inc. 3.6% 12/1/29	60,000	56,912
		474,491
Oil, Gas & Consumable Fuels - 0.9%
6297782 LLC:
5.026% 10/1/29 (b)	20,000	19,956
5.584% 10/1/34 (b)	20,000	19,914
6.176% 10/1/54 (b)	20,000	19,989
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	40,000	38,073
Cheniere Energy Partners LP 4.5% 10/1/29	70,000	68,458
DCP Midstream Operating LP 5.6% 4/1/44	20,000	19,734
Enbridge Energy Partners LP 7.5% 4/15/38	70,000	83,708
Enbridge, Inc.:
3.4% 8/1/51	80,000	56,713
5.625% 4/5/34	60,000	61,907
5.95% 4/5/54	45,000	46,528
6.7% 11/15/53	20,000	22,710
8.5% 1/15/84 (c)	20,000	21,920
EnLink Midstream LLC 5.65% 9/1/34	15,000	15,262
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	174,880
3.95% 1/31/60	40,000	30,706
4.95% 2/15/35	10,000	10,042
5.35% 1/31/33	150,000	155,992
5.55% 2/16/55	10,000	10,175
5.7% 2/15/42	20,000	20,646
7.55% 4/15/38	55,000	67,403
Kinder Morgan, Inc. 5.2% 6/1/33	30,000	30,069
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	77,154
MPLX LP:
4.125% 3/1/27	240,000	237,359
4.5% 4/15/38	48,000	43,813
4.9% 4/15/58	50,000	43,191
5% 3/1/33	100,000	98,958
5.5% 2/15/49	60,000	57,533
ONEOK Partners LP 6.65% 10/1/36	50,000	55,157
ONEOK, Inc.:
3.4% 9/1/29	80,000	75,570
4.85% 2/1/49	50,000	43,616
5.65% 11/1/28	20,000	20,774
6.05% 9/1/33	80,000	84,435
6.35% 1/15/31	187,000	200,702
6.625% 9/1/53	30,000	33,043
Phillips 66 Co.:
3.9% 3/15/28	220,000	215,690
4.65% 11/15/34	65,000	62,902
4.68% 2/15/45	10,000	8,908
5.3% 6/30/33	60,000	61,396
5.875% 5/1/42	54,000	56,379
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	140,000	131,783
4.9% 2/15/45	20,000	17,629
5.7% 9/15/34	30,000	30,683
Sabine Pass Liquefaction LLC:
4.5% 5/15/30	40,000	39,582
5% 3/15/27	160,000	161,100
Targa Resources Corp.:
4.95% 4/15/52	60,000	53,095
6.125% 3/15/33	50,000	53,115
6.5% 2/15/53	10,000	10,921
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	125,000	124,764
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	25,463
5.4% 3/2/26	100,000	100,965
5.65% 3/15/33	50,000	51,931
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	292,078
4.625% 3/1/34	50,000	48,587
5% 10/16/43	50,000	47,441
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	18,569
3.95% 5/15/50	50,000	39,356
4.45% 8/1/42	105,000	94,495
Valero Energy Corp.:
2.15% 9/15/27	125,000	117,017
3.4% 9/15/26	50,000	48,796
4% 4/1/29	155,000	151,602
Western Midstream Operating LP:
4.05% 2/1/30	50,000	47,860
5.45% 4/1/44	50,000	46,724
6.35% 1/15/29	70,000	73,801
		4,298,722
TOTAL ENERGY		4,773,213
FINANCIALS - 10.6%
Banks - 6.2%
Banco Santander SA:
1.722% 9/14/27 (c)	200,000	187,676
1.849% 3/25/26	400,000	381,972
5.179% 11/19/25	200,000	199,881
5.538% 3/14/30 (c)	200,000	205,488
6.921% 8/8/33	200,000	216,707
Bank of America Corp.:
0.981% 9/25/25 (c)	600,000	598,208
1.734% 7/22/27 (c)	43,000	40,792
2.087% 6/14/29 (c)	310,000	283,792
2.482% 9/21/36 (c)	10,000	8,286
2.651% 3/11/32 (c)	80,000	70,191
2.676% 6/19/41 (c)	420,000	306,958
2.687% 4/22/32 (c)	43,000	37,770
2.831% 10/24/51 (c)	50,000	33,508
3.194% 7/23/30 (c)	180,000	168,524
3.593% 7/21/28 (c)	45,000	43,822
3.846% 3/8/37 (c)	180,000	163,395
3.974% 2/7/30 (c)	35,000	34,061
4.083% 3/20/51 (c)	130,000	109,410
4.183% 11/25/27	95,000	94,053
4.244% 4/24/38 (c)	75,000	69,547
4.271% 7/23/29 (c)	60,000	59,362
4.33% 3/15/50 (c)	50,000	43,973
4.376% 4/27/28 (c)	100,000	99,470
4.571% 4/27/33 (c)	510,000	498,940
4.75% 4/21/45	55,000	51,882
5.202% 4/25/29 (c)	50,000	51,077
5.288% 4/25/34 (c)	40,000	41,025
5.425% 8/15/35 (c)	10,000	10,022
5.875% 2/7/42	135,000	147,433
6.204% 11/10/28 (c)	350,000	366,838
Bank of America NA 5.526% 8/18/26	510,000	521,575
Bank of Montreal:
3.088% 1/10/37 (c)	50,000	42,666
5.717% 9/25/28	130,000	135,735
Bank of Nova Scotia:
1.95% 2/2/27	50,000	47,241
2.45% 2/2/32	60,000	51,508
2.7% 8/3/26	65,000	62,871
4.5% 12/16/25	85,000	84,486
4.588% 5/4/37 (c)	10,000	9,378
4.85% 2/1/30	30,000	30,466
5.25% 6/12/28	60,000	61,723
Barclays PLC:
2.852% 5/7/26 (c)	480,000	471,836
3.33% 11/24/42 (c)	200,000	149,785
4.836% 5/9/28	215,000	213,241
5.829% 5/9/27 (c)	400,000	405,633
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	20,000	18,433
5.001% 4/28/28	90,000	91,597
6.092% 10/3/33	44,000	47,324
Citigroup, Inc.:
2.976% 11/5/30 (c)	290,000	266,981
3.106% 4/8/26 (c)	110,000	108,551
3.2% 10/21/26	191,000	185,879
3.52% 10/27/28 (c)	190,000	184,190
3.785% 3/17/33 (c)	190,000	175,378
4.125% 7/25/28	154,000	151,474
4.412% 3/31/31 (c)	110,000	108,199
4.6% 3/9/26	490,000	488,801
4.65% 7/30/45	42,000	38,448
4.65% 7/23/48	135,000	123,095
4.75% 5/18/46	60,000	54,238
5.449% 6/11/35 (c)	100,000	102,770
5.827% 2/13/35 (c)	10,000	10,278
5.875% 1/30/42	65,000	69,636
6.174% 5/25/34 (c)	40,000	42,224
6.625% 6/15/32	60,000	65,811
8.125% 7/15/39	85,000	110,616
Citizens Financial Group, Inc.:
2.5% 2/6/30	10,000	8,819
2.638% 9/30/32	20,000	16,247
5.718% 7/23/32 (c)	50,000	51,036
6.645% 4/25/35 (c)	15,000	16,210
Cooperatieve Rabobank UA 5.25% 5/24/41	54,000	55,661
Export-Import Bank of Korea 5.125% 9/18/28	220,000	227,481
Fifth Third Bancorp:
3.95% 3/14/28	100,000	98,026
4.772% 7/28/30 (c)	30,000	29,826
6.361% 10/27/28 (c)	70,000	73,188
8.25% 3/1/38	20,000	24,799
HSBC Holdings PLC:
2.804% 5/24/32 (c)	340,000	295,293
4.041% 3/13/28 (c)	211,000	207,297
4.292% 9/12/26 (c)	850,000	843,587
4.755% 6/9/28 (c)	200,000	199,991
5.597% 5/17/28 (c)	200,000	204,302
6.1% 1/14/42	30,000	33,251
6.161% 3/9/29 (c)	200,000	209,106
6.5% 5/2/36	120,000	128,348
6.8% 6/1/38	100,000	109,995
7.625% 5/17/32	110,000	123,860
Huntington Bancshares, Inc.:
2.55% 2/4/30	65,000	57,812
4.443% 8/4/28 (c)	30,000	29,912
5.709% 2/2/35 (c)	30,000	30,749
6.208% 8/21/29 (c)	30,000	31,520
ING Groep NV:
3.95% 3/29/27	260,000	256,236
4.017% 3/28/28 (c)	350,000	344,976
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)	170,000	159,690
2.069% 6/1/29 (c)	150,000	137,275
2.083% 4/22/26 (c)	1,120,000	1,098,706
2.525% 11/19/41 (c)	110,000	79,041
2.545% 11/8/32 (c)	180,000	155,671
2.956% 5/13/31 (c)	50,000	45,478
3.109% 4/22/51 (c)	230,000	165,391
3.328% 4/22/52 (c)	80,000	59,627
3.702% 5/6/30 (c)	40,000	38,519
4.203% 7/23/29 (c)	30,000	29,630
4.323% 4/26/28 (c)	170,000	169,221
4.452% 12/5/29 (c)	185,000	184,273
4.493% 3/24/31 (c)	200,000	199,357
4.565% 6/14/30 (c)	310,000	310,201
4.586% 4/26/33 (c)	170,000	167,809
4.912% 7/25/33 (c)	125,000	125,688
4.95% 6/1/45	92,000	89,963
5.35% 6/1/34 (c)	220,000	226,973
5.766% 4/22/35 (c)	110,000	116,835
6.4% 5/15/38	86,000	99,528
KeyCorp:
2.55% 10/1/29	40,000	35,821
4.1% 4/30/28	55,000	53,630
4.789% 6/1/33 (c)	50,000	48,188
6.401% 3/6/35 (c)	10,000	10,715
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	199,248
4.65% 3/24/26	221,000	219,611
5.721% 6/5/30 (c)	200,000	207,476
5.871% 3/6/29 (c)	200,000	207,189
M&T Bank Corp. 5.053% 1/27/34 (c)	65,000	63,079
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (c)	200,000	188,763
2.048% 7/17/30	210,000	181,965
3.741% 3/7/29	180,000	175,031
3.837% 4/17/26 (c)	420,000	416,443
4.286% 7/26/38	73,000	69,028
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (c)	400,000	391,769
5.778% 7/6/29 (c)	420,000	436,414
National Australia Bank Ltd. 5.2% 5/13/25	320,000	320,730
NatWest Group PLC:
5.583% 3/1/28 (c)	300,000	305,902
5.847% 3/2/27 (c)	400,000	405,791
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	40,304
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	190,464
4.626% 6/6/33 (c)	85,000	82,038
5.582% 6/12/29 (c)	100,000	103,285
5.676% 1/22/35 (c)	50,000	52,181
5.939% 8/18/34 (c)	80,000	84,695
6.037% 10/28/33 (c)	50,000	53,178
Regions Financial Corp.:
2.25% 5/18/25	60,000	58,732
7.375% 12/10/37	20,000	23,196
Royal Bank of Canada:
2.3% 11/3/31	55,000	47,461
3.625% 5/4/27	60,000	59,014
3.875% 5/4/32	30,000	28,489
4.9% 1/12/28	220,000	223,785
5.15% 2/1/34	40,000	40,996
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	73,000	72,114
6.565% 6/12/29 (c)	30,000	31,400
7.66% 11/9/31 (c)	60,000	66,893
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	450,000	437,522
2.142% 9/23/30	64,000	55,245
2.174% 1/14/27	270,000	255,770
3.01% 10/19/26	120,000	116,271
5.464% 1/13/26	430,000	433,941
5.52% 1/13/28	250,000	257,543
6.184% 7/13/43	110,000	122,684
The Toronto-Dominion Bank:
3.2% 3/10/32	95,000	85,538
3.625% 9/15/31 (c)	75,000	72,940
5.156% 1/10/28	30,000	30,628
5.264% 12/11/26	100,000	101,784
5.523% 7/17/28	120,000	124,334
Truist Financial Corp.:
1.2% 8/5/25	200,000	193,103
1.267% 3/2/27 (c)	103,000	97,381
3.875% 3/19/29	110,000	106,221
4.873% 1/26/29 (c)	35,000	35,083
5.711% 1/24/35 (c)	60,000	62,141
5.867% 6/8/34 (c)	60,000	62,694
6.123% 10/28/33 (c)	50,000	53,174
U.S. Bancorp:
1.375% 7/22/30	380,000	319,832
2.491% 11/3/36 (c)	50,000	41,363
3.1% 4/27/26	50,000	48,764
3.9% 4/26/28	94,000	92,405
4.967% 7/22/33 (c)	10,000	9,820
5.836% 6/12/34 (c)	100,000	105,064
5.85% 10/21/33 (c)	30,000	31,518
Wachovia Corp. 5.5% 8/1/35	60,000	61,684
Wells Fargo & Co.:
2.879% 10/30/30 (c)	510,000	467,500
4.54% 8/15/26 (c)	1,000,000	995,541
4.611% 4/25/53 (c)	70,000	63,406
4.897% 7/25/33 (c)	425,000	422,930
4.9% 11/17/45	280,000	256,605
5.389% 4/24/34 (c)	170,000	174,221
5.557% 7/25/34 (c)	50,000	51,600
5.574% 7/25/29 (c)	50,000	51,632
6.491% 10/23/34 (c)	100,000	110,127
Westpac Banking Corp.:
1.953% 11/20/28	50,000	45,534
2.668% 11/15/35 (c)	40,000	34,425
2.894% 2/4/30 (c)	100,000	98,866
3.35% 3/8/27	115,000	112,563
4.11% 7/24/34 (c)	200,000	191,783
5.535% 11/17/28	80,000	83,866
		28,492,598
Capital Markets - 2.1%
Ameriprise Financial, Inc.:
3% 4/2/25	50,000	49,445
5.15% 5/15/33	15,000	15,439
5.7% 12/15/28	40,000	42,051
Bank of New York Mellon Corp.:
1.8% 7/28/31	47,000	39,368
4.414% 7/24/26 (c)	200,000	199,083
4.967% 4/26/34 (c)	30,000	30,250
4.975% 3/14/30 (c)	90,000	92,096
5.834% 10/25/33 (c)	100,000	106,524
Bank of New York, New York 5.224% 11/21/25 (c)	270,000	269,900
Blackrock Funding, Inc.:
4.6% 7/26/27	60,000	60,861
5.35% 1/8/55	85,000	87,219
BlackRock, Inc.:
3.2% 3/15/27	220,000	215,302
4.75% 5/25/33	10,000	10,127
Cboe Global Markets, Inc. 3.65% 1/12/27	60,000	58,958
Charles Schwab Corp.:
1.65% 3/11/31	50,000	41,563
2% 3/20/28	115,000	105,952
2.9% 3/3/32	55,000	48,649
5.853% 5/19/34 (c)	10,000	10,532
5.875% 8/24/26	200,000	204,965
6.136% 8/24/34 (c)	30,000	32,227
CI Financial Corp. 3.2% 12/17/30	55,000	45,480
CME Group, Inc. 2.65% 3/15/32	90,000	80,226
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	80,000	91,274
Deutsche Bank AG 4.1% 1/13/26	85,000	84,196
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	141,470
6.819% 11/20/29 (c)	150,000	159,612
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	230,000	225,394
1.093% 12/9/26 (c)	100,000	95,215
1.948% 10/21/27 (c)	260,000	245,621
2.383% 7/21/32 (c)	100,000	85,147
2.615% 4/22/32 (c)	65,000	56,525
2.65% 10/21/32 (c)	165,000	142,428
3.436% 2/24/43 (c)	135,000	106,894
3.691% 6/5/28 (c)	795,000	776,194
4.017% 10/31/38 (c)	155,000	137,299
4.411% 4/23/39 (c)	180,000	166,298
5.33% 7/23/35 (c)	30,000	30,564
6.125% 2/15/33	40,000	44,291
6.25% 2/1/41	75,000	83,711
6.75% 10/1/37	180,000	202,880
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	113,978
2.65% 9/15/40	225,000	165,015
3.75% 9/21/28	20,000	19,504
Jefferies Financial Group, Inc.:
4.15% 1/23/30	80,000	76,940
4.85% 1/15/27	50,000	50,104
5.875% 7/21/28	30,000	31,066
Legg Mason, Inc. 5.625% 1/15/44	10,000	10,158
LPL Holdings, Inc. 6.75% 11/17/28	20,000	21,330
Moody's Corp.:
4.25% 2/1/29	110,000	109,490
4.875% 12/17/48	40,000	37,546
5% 8/5/34	40,000	40,442
Morgan Stanley:
1.512% 7/20/27 (c)	70,000	66,016
1.593% 5/4/27 (c)	60,000	57,002
1.794% 2/13/32 (c)	195,000	162,286
2.239% 7/21/32 (c)	70,000	59,237
2.484% 9/16/36 (c)	55,000	45,341
2.511% 10/20/32 (c)	20,000	17,151
2.699% 1/22/31 (c)	360,000	325,927
3.217% 4/22/42 (c)	175,000	137,215
3.625% 1/20/27	268,000	263,862
3.772% 1/24/29 (c)	510,000	497,664
3.95% 4/23/27	50,000	49,288
5.042% 7/19/30 (c)	20,000	20,341
5.123% 2/1/29 (c)	100,000	101,753
5.164% 4/20/29 (c)	200,000	203,766
5.25% 4/21/34 (c)	50,000	50,843
5.297% 4/20/37 (c)	95,000	94,223
5.32% 7/19/35 (c)	20,000	20,430
5.424% 7/21/34 (c)	240,000	246,550
5.597% 3/24/51 (c)	50,000	53,202
5.942% 2/7/39 (c)	60,000	61,931
6.627% 11/1/34 (c)	20,000	22,308
NASDAQ, Inc.:
1.65% 1/15/31	85,000	71,250
2.5% 12/21/40	70,000	48,708
3.95% 3/7/52	10,000	7,879
5.35% 6/28/28	30,000	30,994
5.95% 8/15/53	8,000	8,570
Nomura Holdings, Inc.:
1.653% 7/14/26	215,000	202,786
6.07% 7/12/28	200,000	208,615
Northern Trust Corp.:
1.95% 5/1/30	50,000	44,119
3.375% 5/8/32 (c)	30,000	29,067
6.125% 11/2/32	15,000	16,439
S&P Global, Inc.:
2.3% 8/15/60	85,000	47,745
3.25% 12/1/49	50,000	37,091
4.75% 8/1/28	70,000	71,034
State Street Corp.:
1.684% 11/18/27 (c)	250,000	236,093
2.623% 2/7/33 (c)	60,000	52,287
4.821% 1/26/34 (c)	20,000	19,975
6.123% 11/21/34 (c)	30,000	32,206
UBS AG 1.25% 8/7/26	310,000	291,687
		9,409,684
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	142,963
3.4% 10/29/33	150,000	130,769
5.1% 1/19/29	150,000	152,069
Ally Financial, Inc.:
5.8% 5/1/25	50,000	50,100
6.184% 7/26/35 (c)	50,000	50,922
6.848% 1/3/30 (c)	40,000	42,304
8% 11/1/31	65,000	74,185
American Express Co.:
3.95% 8/1/25	120,000	119,045
4.05% 12/3/42	70,000	61,916
4.99% 5/1/26 (c)	130,000	129,861
5.043% 5/1/34 (c)	60,000	60,662
5.282% 7/27/29 (c)	60,000	61,632
5.284% 7/26/35 (c)	100,000	102,192
Capital One Financial Corp.:
2.359% 7/29/32 (c)	10,000	8,024
2.636% 3/3/26 (c)	80,000	78,872
3.273% 3/1/30 (c)	80,000	74,539
3.75% 7/28/26	115,000	112,662
3.8% 1/31/28	210,000	203,747
5.468% 2/1/29 (c)	45,000	45,776
6.377% 6/8/34 (c)	170,000	180,611
Discover Financial Services:
4.1% 2/9/27	50,000	49,138
4.5% 1/30/26	102,000	101,381
7.964% 11/2/34 (c)	40,000	46,392
Ford Motor Credit Co. LLC:
6.798% 11/7/28	200,000	210,787
6.8% 5/12/28	145,000	152,122
John Deere Capital Corp.:
1.7% 1/11/27	270,000	254,876
3.45% 3/7/29	60,000	57,967
4.9% 3/3/28	60,000	61,372
5.05% 6/12/34	30,000	30,865
5.15% 9/8/33	60,000	62,533
Synchrony Financial:
2.875% 10/28/31	30,000	25,265
3.7% 8/4/26	30,000	29,312
4.5% 7/23/25	68,000	67,527
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	60,705
3% 4/1/25	330,000	326,316
3.65% 1/8/29	60,000	58,459
4.55% 8/9/29	10,000	10,084
4.625% 1/12/28	145,000	146,539
4.65% 1/5/29	160,000	161,887
		3,796,378
Financial Services - 0.7%
AB Svensk Exportkredit 4.875% 10/4/30	200,000	208,979
Aon Corp. / Aon Global Holdings PLC:
2.85% 5/28/27	50,000	48,096
2.9% 8/23/51	50,000	32,462
CNH Industrial Capital LLC 5.5% 1/12/29	60,000	62,055
Corebridge Financial, Inc. 3.9% 4/5/32	125,000	115,731
DH Europe Finance II SARL:
2.6% 11/15/29	20,000	18,440
3.4% 11/15/49	20,000	15,163
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	98,732
5% 4/20/48	16,000	14,926
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	64,526
2.25% 3/1/31	50,000	43,259
5.1% 7/15/32	60,000	61,434
Fiserv, Inc.:
3.5% 7/1/29	40,000	38,302
4.4% 7/1/49	120,000	102,873
Global Payments, Inc.:
1.2% 3/1/26	122,000	115,690
4.15% 8/15/49	50,000	39,714
5.4% 8/15/32	20,000	20,398
5.95% 8/15/52	10,000	10,164
Jackson Financial, Inc.:
5.17% 6/8/27	50,000	50,680
5.67% 6/8/32	20,000	20,646
KfW:
0% 4/18/36	125,000	77,093
3.75% 2/15/28	510,000	508,722
4.125% 7/15/33	50,000	50,485
4.75% 10/29/30	130,000	136,487
MasterCard, Inc.:
2.95% 11/21/26	185,000	180,126
2.95% 3/15/51	50,000	35,124
3.3% 3/26/27	13,000	12,743
3.35% 3/26/30	18,000	17,234
3.65% 6/1/49	20,000	16,142
3.85% 3/26/50	65,000	53,959
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	100,000	95,943
5.45% 10/30/25	220,000	221,994
5.8% 1/15/33	30,000	32,043
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	19,525
2.3% 6/1/30	50,000	44,740
5.25% 6/1/62	55,000	53,589
5.5% 6/1/54	10,000	10,219
Rexford Industrial Realty LP 2.125% 12/1/30	20,000	17,068
The Western Union Co. 6.2% 11/17/36	15,000	15,733
Visa, Inc.:
1.9% 4/15/27	43,000	40,754
2.05% 4/15/30	70,000	62,736
2.7% 4/15/40	60,000	45,983
2.75% 9/15/27	205,000	197,334
4.3% 12/14/45	65,000	58,936
Voya Financial, Inc. 3.65% 6/15/26	60,000	58,957
		3,245,939
Insurance - 0.8%
Allstate Corp. 1.45% 12/15/30	230,000	190,589
American International Group, Inc.:
4.375% 6/30/50	50,000	43,416
4.5% 7/16/44	127,000	113,390
5.75% 4/1/48 (c)	60,000	59,460
Aon Corp. 4.5% 12/15/28	50,000	49,946
Aon North America, Inc. 5.45% 3/1/34	135,000	139,700
Aon PLC 4.75% 5/15/45	68,000	62,012
Arch Capital Finance LLC:
4.011% 12/15/26	170,000	167,680
5.031% 12/15/46	10,000	9,339
Arthur J. Gallagher & Co.:
5.45% 7/15/34	20,000	20,559
5.75% 3/2/53	35,000	35,506
6.75% 2/15/54	30,000	34,605
Assurant, Inc. 4.9% 3/27/28	30,000	30,039
Assured Guaranty U.S. Holdings, Inc. 3.15% 6/15/31	40,000	35,660
Athene Holding Ltd.:
5.875% 1/15/34	51,000	52,718
6.15% 4/3/30	65,000	69,211
6.65% 2/1/33	40,000	43,566
Brighthouse Financial, Inc. 3.85% 12/22/51	50,000	32,802
Brown & Brown, Inc.:
2.375% 3/15/31	50,000	42,643
4.5% 3/15/29	65,000	64,584
Chubb INA Holdings, Inc.:
1.375% 9/15/30	50,000	42,426
2.85% 12/15/51	15,000	10,227
3.05% 12/15/61	70,000	46,524
3.35% 5/3/26	144,000	141,431
Fairfax Financial Holdings Ltd.:
6% 12/7/33 (b)	50,000	52,176
6.1% 3/15/55 (b)	10,000	10,115
6.35% 3/22/54 (b)	30,000	31,313
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	135,000	124,287
3.6% 8/19/49	20,000	15,224
Lincoln National Corp.:
3.8% 3/1/28	76,000	73,908
4.375% 6/15/50	80,000	63,400
Manulife Financial Corp. 5.375% 3/4/46	30,000	30,483
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51	50,000	33,125
3.75% 3/14/26	220,000	217,619
4.75% 3/15/39	95,000	92,285
4.9% 3/15/49	33,000	31,244
MetLife, Inc.:
4.125% 8/13/42	100,000	86,793
4.55% 3/23/30	200,000	202,820
5.375% 7/15/33	75,000	78,530
6.4% 12/15/66 (c)	20,000	21,039
Principal Financial Group, Inc.:
3.1% 11/15/26	70,000	67,758
6.05% 10/15/36	50,000	54,350
Progressive Corp.:
3% 3/15/32	65,000	58,867
4.125% 4/15/47	50,000	42,947
4.2% 3/15/48	10,000	8,666
Prudential Financial, Inc.:
3.7% 10/1/50 (c)	75,000	67,197
3.935% 12/7/49	20,000	16,099
4.35% 2/25/50	140,000	121,312
5.7% 9/15/48 (c)	50,000	49,759
6.5% 3/15/54 (c)	10,000	10,342
Reinsurance Group of America, Inc. 6% 9/15/33	20,000	21,105
The Chubb Corp. 6.5% 5/15/38	40,000	46,280
The Travelers Companies, Inc.:
5.35% 11/1/40	125,000	128,077
6.25% 6/15/37	40,000	44,998
Unum Group:
4% 6/15/29	30,000	29,155
6% 6/15/54	30,000	30,542
Willis Group North America, Inc.:
2.95% 9/15/29	93,000	85,942
4.5% 9/15/28	30,000	29,851
5.9% 3/5/54	40,000	41,112
		3,656,753
TOTAL FINANCIALS		48,601,352
HEALTH CARE - 3.3%
Biotechnology - 0.7%
AbbVie, Inc.:
2.95% 11/21/26	205,000	199,243
3.2% 11/21/29	20,000	18,952
3.6% 5/14/25	180,000	178,286
4.05% 11/21/39	10,000	9,057
4.25% 11/21/49	310,000	270,289
4.5% 5/14/35	160,000	157,300
4.7% 5/14/45	50,000	47,004
4.8% 3/15/29	100,000	102,156
4.875% 11/14/48	120,000	115,355
5.05% 3/15/34	100,000	103,046
5.4% 3/15/54	80,000	82,905
Amgen, Inc.:
2.8% 8/15/41	200,000	147,791
3.15% 2/21/40	105,000	81,576
3.375% 2/21/50	30,000	22,230
4.2% 3/1/33	100,000	95,718
4.4% 5/1/45	178,000	155,062
4.875% 3/1/53	40,000	36,755
5.15% 3/2/28	270,000	275,794
5.25% 3/2/30	220,000	227,897
5.25% 3/2/33	60,000	61,661
5.6% 3/2/43	80,000	81,762
5.65% 3/2/53	50,000	51,426
Baxalta, Inc. 5.25% 6/23/45	135,000	131,879
Biogen, Inc.:
3.15% 5/1/50	20,000	13,553
3.25% 2/15/51	67,000	46,185
5.2% 9/15/45	10,000	9,514
Gilead Sciences, Inc.:
2.6% 10/1/40	150,000	108,161
2.8% 10/1/50	110,000	72,239
3.65% 3/1/26	175,000	172,656
4.8% 4/1/44	52,000	48,844
5.55% 10/15/53	20,000	20,781
		3,145,077
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
4.75% 11/30/36	45,000	45,546
5.3% 5/27/40	140,000	147,767
Baxter International, Inc.:
1.915% 2/1/27	60,000	56,331
2.539% 2/1/32	100,000	85,405
3.132% 12/1/51	10,000	6,683
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	127,964
4.685% 12/15/44	10,000	9,080
5.081% 6/7/29	200,000	204,904
Boston Scientific Corp. 2.65% 6/1/30	161,000	146,693
GE Healthcare Technologies, Inc. 5.905% 11/22/32	100,000	106,551
Medtronic, Inc. 4.375% 3/15/35	157,000	153,763
Stryker Corp. 2.9% 6/15/50	80,000	54,972
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	51,997
		1,197,656
Health Care Providers & Services - 1.2%
Aetna, Inc. 4.75% 3/15/44	40,000	35,160
Cardinal Health, Inc.:
3.41% 6/15/27	70,000	68,102
4.9% 9/15/45	30,000	27,328
Centene Corp.:
2.5% 3/1/31	20,000	16,979
2.625% 8/1/31	70,000	59,378
3.375% 2/15/30	140,000	128,192
4.25% 12/15/27	90,000	87,993
Cigna Group:
1.25% 3/15/26	85,000	80,766
2.375% 3/15/31	100,000	86,926
2.4% 3/15/30	210,000	188,237
3.4% 3/15/51	20,000	14,177
4.125% 11/15/25	12,000	11,919
4.375% 10/15/28	100,000	99,443
4.8% 8/15/38	69,000	66,165
4.8% 7/15/46	120,000	109,047
4.9% 12/15/48	19,000	17,455
5.4% 3/15/33	30,000	31,061
CVS Health Corp.:
2.7% 8/21/40	310,000	214,037
2.875% 6/1/26	170,000	164,849
3.625% 4/1/27	330,000	323,045
4.25% 4/1/50	60,000	47,143
4.3% 3/25/28	250,000	246,988
4.78% 3/25/38	42,000	38,583
4.875% 7/20/35	60,000	57,888
5.05% 3/25/48	60,000	53,183
5.625% 2/21/53	60,000	57,432
5.875% 6/1/53	20,000	19,729
6% 6/1/63	60,000	59,608
Elevance Health, Inc.:
3.125% 5/15/50	130,000	90,346
3.65% 12/1/27	240,000	234,814
3.7% 9/15/49	10,000	7,690
4.101% 3/1/28	100,000	98,911
4.625% 5/15/42	30,000	27,531
4.65% 1/15/43	65,000	59,483
HCA Holdings, Inc.:
3.625% 3/15/32	100,000	90,915
4.125% 6/15/29	289,000	281,940
4.375% 3/15/42	50,000	42,773
5.5% 6/15/47	50,000	48,347
6% 4/1/54	100,000	103,174
Humana, Inc.:
1.35% 2/3/27	50,000	46,318
3.125% 8/15/29	50,000	46,716
4.875% 4/1/30	114,000	114,997
5.375% 4/15/31	110,000	112,649
5.5% 3/15/53	30,000	29,018
Laboratory Corp. of America Holdings 2.95% 12/1/29	40,000	36,846
McKesson Corp. 3.95% 2/16/28	70,000	68,780
Quest Diagnostics, Inc. 2.8% 6/30/31	85,000	75,350
Sabra Health Care LP 5.125% 8/15/26	30,000	30,062
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	23,972
2% 5/15/30	80,000	70,519
2.3% 5/15/31	286,000	249,642
2.9% 5/15/50	381,000	259,272
2.95% 10/15/27	130,000	125,488
3.05% 5/15/41	115,000	88,415
3.7% 8/15/49	20,000	15,760
4.25% 1/15/29	30,000	30,013
4.375% 3/15/42	55,000	50,038
5.05% 4/15/53	110,000	106,549
5.2% 4/15/63	40,000	38,735
5.5% 4/15/64	60,000	61,189
5.625% 7/15/54	70,000	73,116
5.8% 3/15/36	50,000	54,106
6.05% 2/15/63	50,000	54,898
6.625% 11/15/37	50,000	58,074
6.875% 2/15/38	185,000	219,235
		5,636,494
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	51,486
Revvity, Inc. 2.25% 9/15/31	60,000	50,551
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	320,000	296,115
5.086% 8/10/33	40,000	41,265
		439,417
Pharmaceuticals - 1.0%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	85,384
2.25% 5/28/31	90,000	78,469
4.875% 3/3/33	150,000	153,962
AstraZeneca PLC:
4.375% 8/17/48	66,000	59,606
6.45% 9/15/37	40,000	46,094
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	111,346
3.4% 7/26/29	16,000	15,375
3.55% 3/15/42	50,000	40,803
3.9% 3/15/62	50,000	38,140
4.125% 6/15/39	210,000	190,188
4.55% 2/20/48	55,000	49,436
4.9% 2/22/27	305,000	309,868
4.9% 2/22/29	60,000	61,522
5.2% 2/22/34	150,000	155,588
6.4% 11/15/63	70,000	80,171
Eli Lilly & Co.:
2.25% 5/15/50	70,000	43,066
4.2% 8/14/29	100,000	100,220
4.875% 2/27/53	50,000	48,968
5.05% 8/14/54	100,000	100,386
5.55% 3/15/37	100,000	109,068
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	82,000	93,921
Haleon U.S. Capital LLC 3.375% 3/24/27	250,000	243,908
Johnson & Johnson:
0.55% 9/1/25	60,000	57,733
2.1% 9/1/40	60,000	42,305
2.45% 9/1/60	60,000	36,302
3.5% 1/15/48	145,000	117,409
3.625% 3/3/37	115,000	104,868
4.9% 6/1/31	50,000	51,936
Merck & Co., Inc.:
2.45% 6/24/50	180,000	112,376
2.9% 12/10/61	100,000	62,504
4.5% 5/17/33	125,000	125,144
4.9% 5/17/44	50,000	48,955
Mylan NV:
5.2% 4/15/48	83,000	71,099
5.4% 11/29/43	30,000	27,083
Novartis Capital Corp.:
2% 2/14/27	175,000	166,416
3.7% 9/21/42	110,000	94,064
Pfizer Investment Enterprises:
4.45% 5/19/28	150,000	150,736
4.65% 5/19/30	64,000	65,065
4.75% 5/19/33	100,000	100,538
5.11% 5/19/43	60,000	59,319
5.3% 5/19/53	77,000	77,378
5.34% 5/19/63	115,000	114,129
Pfizer, Inc.:
2.55% 5/28/40	345,000	251,040
3.9% 3/15/39	50,000	44,589
Royalty Pharma PLC:
2.15% 9/2/31	100,000	83,878
2.2% 9/2/30	20,000	17,327
3.3% 9/2/40	70,000	53,140
Viatris, Inc. 2.3% 6/22/27	105,000	98,151
Wyeth LLC 6.5% 2/1/34	100,000	113,236
Zoetis, Inc. 3% 5/15/50	70,000	48,244
		4,610,453
TOTAL HEALTH CARE		15,029,097
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.0%
General Electric Co.:
5.875% 1/14/38	75,000	80,888
6.75% 3/15/32	40,000	45,260
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	21,677
		147,825
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	148,910
3.9% 2/1/35	30,000	27,710
4.1% 4/15/43	50,000	41,792
4.4% 1/15/47	80,000	68,015
4.95% 10/17/48	78,000	71,853
United Parcel Service, Inc.:
2.5% 9/1/29	90,000	83,075
3.05% 11/15/27	140,000	135,060
3.75% 11/15/47	58,000	46,298
5.5% 5/22/54	90,000	93,636
		716,349
Building Products - 0.1%
Carrier Global Corp.:
3.377% 4/5/40	80,000	64,527
5.9% 3/15/34	54,000	58,250
6.2% 3/15/54	30,000	34,015
Johnson Controls International PLC 5.125% 9/14/45	14,000	13,274
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75% 9/15/30	30,000	25,736
5.5% 4/19/29	150,000	155,996
Masco Corp.:
2% 2/15/31	29,000	24,555
3.125% 2/15/51	14,000	9,561
Owens Corning:
3.95% 8/15/29	90,000	87,086
5.95% 6/15/54	35,000	36,174
		509,174
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.75% 2/15/32	200,000	164,756
5.2% 11/15/34	30,000	30,907
Veralto Corp.:
5.35% 9/18/28 (b)	30,000	30,929
5.5% 9/18/26 (b)	40,000	40,518
Waste Management, Inc.:
2% 6/1/29	55,000	49,589
2.5% 11/15/50	85,000	54,062
4.875% 2/15/29	70,000	71,741
4.95% 7/3/27	20,000	20,389
4.95% 7/3/31	20,000	20,539
		483,430
Electrical Equipment - 0.1%
Emerson Electric Co. 2.8% 12/21/51	70,000	46,453
Hubbell, Inc. 3.35% 3/1/26	60,000	58,797
Regal Rexnord Corp. 6.4% 4/15/33	70,000	74,285
		179,535
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
3.9% 8/1/46	310,000	257,140
4.95% 9/15/41	50,000	48,835
5.5% 3/15/55	20,000	20,933
6.15% 5/1/37	50,000	56,075
Canadian National Railway Co.:
2.45% 5/1/50	40,000	25,129
2.75% 3/1/26	141,000	137,623
6.125% 11/1/53	40,000	46,590
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	122,681
2.45% 12/2/31	130,000	112,435
3.5% 5/1/50	50,000	37,691
4.8% 8/1/45	60,000	56,182
CSX Corp.:
2.5% 5/15/51	115,000	71,340
3.35% 9/15/49	70,000	51,594
4.5% 3/15/49	90,000	80,590
5.2% 11/15/33	50,000	51,997
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	97,248
3.05% 5/15/50	50,000	34,321
3.155% 5/15/55	195,000	130,820
4.1% 5/15/21	30,000	22,858
Union Pacific Corp.:
2.891% 4/6/36	70,000	59,080
3.2% 5/20/41	45,000	35,529
3.5% 2/14/53	10,000	7,569
3.6% 9/15/37	145,000	127,332
3.839% 3/20/60	132,000	102,197
3.875% 2/1/55	20,000	15,947
4.95% 5/15/53	70,000	68,355
5.15% 1/20/63	10,000	9,747
		1,887,838
Industrial Conglomerates - 0.0%
3M Co.:
2.375% 8/26/29	86,000	77,919
2.65% 4/15/25	8,000	7,892
3.05% 4/15/30	7,000	6,551
3.125% 9/19/46	50,000	35,898
3.7% 4/15/50	8,000	6,220
4% 9/14/48	50,000	42,485
		176,965
Machinery - 0.3%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	40,000	36,527
2.4% 8/9/26	140,000	135,000
Caterpillar, Inc.:
3.25% 9/19/49	50,000	37,169
3.25% 4/9/50	15,000	11,185
5.2% 5/27/41	105,000	107,155
Cummins, Inc.:
2.6% 9/1/50	50,000	31,752
5.15% 2/20/34	15,000	15,558
5.45% 2/20/54	20,000	20,531
Deere & Co.:
2.875% 9/7/49	130,000	91,366
3.9% 6/9/42	10,000	8,738
Eaton Corp.:
4% 11/2/32	50,000	48,203
4.15% 3/15/33	70,000	68,048
4.7% 8/23/52	10,000	9,390
Illinois Tool Works, Inc.:
2.65% 11/15/26	50,000	48,488
3.9% 9/1/42	30,000	25,912
4.875% 9/15/41	10,000	9,859
Ingersoll Rand, Inc.:
5.7% 8/14/33	30,000	31,645
5.7% 6/15/54	30,000	31,208
Otis Worldwide Corp.:
2.056% 4/5/25	90,000	88,414
3.112% 2/15/40	50,000	38,786
Parker Hannifin Corp.:
4% 6/14/49	10,000	8,274
4.2% 11/21/34	75,000	71,651
4.25% 9/15/27	30,000	29,845
Stanley Black & Decker, Inc.:
2.75% 11/15/50	60,000	36,456
3% 5/15/32	50,000	44,456
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	30,000	29,263
		1,114,879
Passenger Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	53,670
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	90,000	87,986
5.5% 8/15/35	20,000	20,824
		108,810
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	56,888
2.875% 1/15/26	50,000	48,652
3% 2/1/30	55,000	50,261
3.125% 12/1/30	20,000	18,078
4.625% 10/1/28	52,000	51,711
5.2% 7/15/31	30,000	30,224
GATX Corp.:
4.9% 3/15/33	65,000	64,119
6.9% 5/1/34	60,000	67,668
		387,601
TOTAL INDUSTRIALS		5,766,076
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
5.05% 2/26/34	70,000	72,522
5.3% 2/26/54	10,000	10,324
5.5% 1/15/40	135,000	143,234
5.9% 2/15/39	90,000	99,582
		325,662
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
4.35% 6/1/29	50,000	49,984
5.25% 4/5/34	80,000	82,315
Corning, Inc. 5.35% 11/15/48	20,000	19,815
Dell International LLC/EMC Corp.:
4.9% 10/1/26	30,000	30,157
5.3% 10/1/29	80,000	82,605
8.1% 7/15/36	40,000	49,207
8.35% 7/15/46	134,000	178,612
Tyco Electronics Group SA 2.5% 2/4/32	50,000	43,875
Vontier Corp. 1.8% 4/1/26	50,000	47,552
		584,122
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	60,000	57,242
3.569% 12/1/31	30,000	27,033
5.55% 8/22/34	20,000	20,168
IBM Corp.:
2.85% 5/15/40	135,000	101,277
2.95% 5/15/50	100,000	67,090
3.45% 2/19/26	166,000	163,507
4.15% 5/15/39	100,000	89,795
4.5% 2/6/26	210,000	210,089
5.6% 11/30/39	110,000	116,194
		852,395
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 4.393% 6/1/52	20,000	18,315
Analog Devices, Inc.:
2.8% 10/1/41	50,000	36,851
2.95% 10/1/51	50,000	34,646
Applied Materials, Inc. 4.35% 4/1/47	76,000	69,082
Broadcom, Inc.:
3.419% 4/15/33 (b)	185,000	164,838
3.469% 4/15/34 (b)	400,000	353,448
4.11% 9/15/28	170,000	167,928
4.15% 4/15/32 (b)	70,000	66,780
4.3% 11/15/32	150,000	144,869
5.05% 7/12/29	50,000	50,975
Intel Corp.:
2.45% 11/15/29	50,000	44,327
3.7% 7/29/25	140,000	138,103
4% 8/5/29	210,000	202,149
4.6% 3/25/40	100,000	88,231
4.75% 3/25/50	150,000	125,849
4.875% 2/10/28	50,000	49,958
4.9% 8/5/52	50,000	42,615
5.05% 8/5/62	20,000	16,814
5.2% 2/10/33	70,000	69,725
5.7% 2/10/53	70,000	66,944
5.9% 2/10/63	70,000	68,012
KLA Corp.:
4.65% 7/15/32	210,000	212,073
5.25% 7/15/62	5,000	5,007
Lam Research Corp. 2.875% 6/15/50	50,000	34,171
Marvell Technology, Inc. 4.875% 6/22/28	100,000	100,265
Micron Technology, Inc.:
3.366% 11/1/41	55,000	41,358
4.663% 2/15/30	90,000	89,835
5.375% 4/15/28	60,000	61,341
5.875% 9/15/33	10,000	10,534
NVIDIA Corp.:
2% 6/15/31	215,000	187,878
3.5% 4/1/50	10,000	8,103
3.7% 4/1/60	10,000	8,121
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	100,000	85,784
4.3% 6/18/29	125,000	122,519
Qualcomm, Inc.:
3.25% 5/20/27	120,000	117,049
4.3% 5/20/47	55,000	48,975
4.65% 5/20/35	145,000	146,250
6% 5/20/53	20,000	22,410
Teledyne FLIR LLC 2.5% 8/1/30	55,000	48,555
Texas Instruments, Inc. 5.05% 5/18/63	100,000	98,335
		3,469,022
Software - 0.8%
Adobe, Inc. 4.95% 4/4/34	40,000	41,333
Autodesk, Inc. 2.4% 12/15/31	40,000	34,450
Microsoft Corp.:
2.4% 8/8/26	540,000	523,261
2.5% 9/15/50	110,000	72,315
2.525% 6/1/50	180,000	119,888
2.921% 3/17/52	276,000	199,745
3.041% 3/17/62	30,000	21,018
3.3% 2/6/27	350,000	344,567
Oracle Corp.:
2.3% 3/25/28	60,000	55,683
2.5% 4/1/25	60,000	59,078
2.65% 7/15/26	242,000	233,665
2.8% 4/1/27	110,000	105,722
2.95% 4/1/30	210,000	192,862
3.6% 4/1/40	50,000	40,272
3.6% 4/1/50	310,000	226,330
3.85% 4/1/60	260,000	187,846
4.125% 5/15/45	50,000	40,791
4.375% 5/15/55	50,000	41,075
5.55% 2/6/53	90,000	89,203
5.8% 11/10/25	160,000	162,125
6.25% 11/9/32	110,000	119,863
Roper Technologies, Inc.:
1% 9/15/25	30,000	28,863
1.4% 9/15/27	30,000	27,459
1.75% 2/15/31	30,000	25,010
2% 6/30/30	110,000	95,452
4.9% 10/15/34	20,000	19,818
Salesforce, Inc.:
1.95% 7/15/31	195,000	166,513
2.7% 7/15/41	50,000	36,719
VMware, Inc.:
1.4% 8/15/26	97,000	91,242
4.7% 5/15/30	70,000	69,918
		3,472,086
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	200,000	192,608
0.7% 2/8/26	160,000	152,244
1.25% 8/20/30	270,000	230,329
1.65% 5/11/30	100,000	87,718
1.7% 8/5/31	52,000	44,448
2.2% 9/11/29	360,000	330,089
2.375% 2/8/41	160,000	116,652
2.8% 2/8/61	155,000	101,677
2.85% 8/5/61	51,000	33,781
2.95% 9/11/49	90,000	64,873
3% 11/13/27	195,000	189,668
3.85% 5/4/43	177,000	156,321
4% 5/10/28	100,000	100,342
4.3% 5/10/33	50,000	50,987
HP, Inc. 6% 9/15/41	170,000	179,130
		2,030,867
TOTAL INFORMATION TECHNOLOGY		10,734,154
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	48,368
1.85% 5/15/27	200,000	188,367
2.05% 5/15/30	20,000	17,750
2.8% 5/15/50	20,000	13,546
Albemarle Corp.:
4.65% 6/1/27	50,000	49,866
5.05% 6/1/32	30,000	29,650
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	49,854
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	20,289
5.319% 11/15/38	6,000	6,440
5.419% 11/15/48	72,000	78,191
Ecolab, Inc.:
1.3% 1/30/31	125,000	103,221
2.125% 2/1/32	50,000	42,817
2.7% 12/15/51	25,000	16,346
Huntsman International LLC 4.5% 5/1/29	30,000	29,212
International Flavors & Fragrances, Inc. 4.45% 9/26/28	90,000	89,693
LYB International Finance BV:
4.875% 3/15/44	20,000	18,160
5.25% 7/15/43	50,000	47,362
LYB International Finance II BV 3.5% 3/2/27	90,000	87,777
LYB International Finance III LLC:
3.375% 10/1/40	50,000	38,496
3.625% 4/1/51	50,000	36,013
Nutrien Ltd.:
3.95% 5/13/50	100,000	78,780
4.2% 4/1/29	6,000	5,924
5% 4/1/49	11,000	10,119
5.4% 6/21/34	50,000	50,951
RPM International, Inc.:
2.95% 1/15/32	20,000	17,351
3.75% 3/15/27	50,000	48,856
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	292,474
4.5% 6/1/47	54,000	47,857
The Dow Chemical Co.:
2.1% 11/15/30	100,000	87,624
3.6% 11/15/50	30,000	21,916
4.25% 10/1/34	55,000	51,952
4.375% 11/15/42	20,000	17,229
4.8% 5/15/49	40,000	35,549
5.55% 11/30/48	50,000	49,429
6.9% 5/15/53	10,000	11,584
The Mosaic Co.:
4.05% 11/15/27	70,000	68,780
5.625% 11/15/43	20,000	19,846
Westlake Corp. 3.125% 8/15/51	70,000	45,839
		1,973,478
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	47,307
2.5% 3/15/30	60,000	54,151
		101,458
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	50,000	50,605
International Paper Co.:
4.35% 8/15/48	30,000	25,543
7.3% 11/15/39	50,000	59,842
WRKCo, Inc.:
4% 3/15/28	100,000	98,057
4.9% 3/15/29	10,000	10,111
		244,158
Metals & Mining - 0.1%
ArcelorMittal SA:
4.25% 7/16/29	70,000	68,482
6.35% 6/17/54	40,000	40,229
Freeport-McMoRan, Inc. 5.45% 3/15/43	85,000	83,250
Newmont Corp.:
2.8% 10/1/29	70,000	64,991
5.45% 6/9/44	50,000	50,468
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	50,429
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	43,875
		401,724
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/32	50,000	42,575
TOTAL MATERIALS		2,763,393
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	63,406
3% 5/18/51	100,000	63,606
5.625% 5/15/54	20,000	19,698
American Homes 4 Rent LP:
4.9% 2/15/29	75,000	75,392
5.5% 2/1/34	20,000	20,367
American Tower Corp.:
1.3% 9/15/25	40,000	38,492
2.1% 6/15/30	60,000	52,209
3.1% 6/15/50	60,000	40,895
3.55% 7/15/27	100,000	97,079
3.6% 1/15/28	110,000	106,373
3.7% 10/15/49	10,000	7,584
5.9% 11/15/33	70,000	74,279
AvalonBay Communities, Inc.:
2.05% 1/15/32	105,000	89,069
5.3% 12/7/33	30,000	30,853
Boston Properties, Inc.:
2.75% 10/1/26	40,000	38,110
2.9% 3/15/30	40,000	35,292
3.25% 1/30/31	107,000	94,202
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	45,786
4.05% 7/1/30	12,000	11,495
4.125% 5/15/29	9,000	8,730
5.5% 2/15/34	20,000	20,229
Corporate Office Properties LP 2.75% 4/15/31	40,000	34,309
Crown Castle, Inc.:
1.35% 7/15/25	23,000	22,304
2.25% 1/15/31	145,000	123,795
3.25% 1/15/51	47,000	32,604
4.15% 7/1/50	50,000	40,924
CubeSmart LP 3% 2/15/30	50,000	45,845
EPR Properties 4.5% 6/1/27	50,000	48,932
Equinix Europe 2 Financing Corp. LLC 5.5% 6/15/34	110,000	113,844
ERP Operating LP 4.5% 7/1/44	50,000	44,981
Federal Realty OP LP 3.5% 6/1/30	50,000	46,669
Healthpeak OP, LLC 2.875% 1/15/31	210,000	188,144
Invitation Homes Operating Partnership LP:
2.7% 1/15/34	15,000	12,281
4.15% 4/15/32	50,000	47,111
Kilroy Realty LP:
3.05% 2/15/30	50,000	43,809
6.25% 1/15/36	10,000	9,926
Kimco Realty OP, LLC:
1.9% 3/1/28	110,000	100,230
2.8% 10/1/26	150,000	144,568
4.6% 2/1/33	10,000	9,773
6.4% 3/1/34	20,000	22,029
NNN (REIT), Inc.:
3% 4/15/52	50,000	32,216
5.5% 6/15/34	20,000	20,455
Omega Healthcare Investors, Inc. 3.375% 2/1/31	40,000	35,657
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	15,000	15,445
Piedmont Operating Partnership LP 9.25% 7/20/28	20,000	22,112
Prologis LP:
1.625% 3/15/31	100,000	83,239
1.75% 2/1/31	100,000	84,240
4.625% 1/15/33	50,000	49,587
5.25% 6/15/53	40,000	39,613
Public Storage Operating Co. 5.1% 8/1/33	80,000	81,865
Realty Income Corp.:
2.85% 12/15/32	105,000	90,280
4% 7/15/29	60,000	58,533
4.125% 10/15/26	75,000	74,372
4.9% 7/15/33	50,000	49,697
Regency Centers LP:
3.7% 6/15/30	50,000	47,632
5.1% 1/15/35	30,000	30,095
5.25% 1/15/34	20,000	20,358
Simon Property Group LP:
2.2% 2/1/31	100,000	86,611
2.65% 7/15/30	50,000	45,376
3.375% 12/1/27	125,000	121,202
4.75% 3/15/42	55,000	50,880
6.65% 1/15/54	30,000	34,834
Store Capital LLC 4.5% 3/15/28	50,000	48,714
Sun Communities Operating LP 2.7% 7/15/31	40,000	34,255
UDR, Inc.:
2.1% 6/15/33	35,000	27,584
3.2% 1/15/30	40,000	37,148
Ventas Realty LP 4.875% 4/15/49	80,000	72,228
VICI Properties LP 5.625% 5/15/52	55,000	52,130
Welltower OP LLC:
2.7% 2/15/27	120,000	115,439
4.95% 9/1/48	36,000	34,050
Weyerhaeuser Co. 4% 11/15/29	75,000	72,770
WP Carey, Inc. 2.45% 2/1/32	30,000	25,195
		3,859,036
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
4.875% 3/1/26	50,000	50,058
5.95% 8/15/34	30,000	31,698
Digital Realty Trust LP:
3.7% 8/15/27	26,000	25,361
5.55% 1/15/28	35,000	35,797
Essex Portfolio LP:
2.55% 6/15/31	20,000	17,273
2.65% 3/15/32	70,000	60,084
Extra Space Storage LP:
3.9% 4/1/29	120,000	116,002
5.35% 1/15/35	50,000	50,402
5.4% 2/1/34	10,000	10,180
Mid-America Apartments LP:
4.2% 6/15/28	75,000	74,087
5.3% 2/15/32	30,000	30,841
		501,783
TOTAL REAL ESTATE		4,360,819
UTILITIES - 1.0%
Electric Utilities - 0.6%
AEP Texas, Inc.:
3.8% 10/1/47	65,000	49,272
5.7% 5/15/34	25,000	25,865
Avangrid, Inc. 3.2% 4/15/25	70,000	69,124
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	38,218
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	90,000	65,090
4.95% 4/1/33	30,000	30,145
5.2% 10/1/28	90,000	92,353
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	103,148
4% 3/1/48	86,000	70,542
Connecticut Light & Power Co.:
4% 4/1/48	20,000	16,659
5.25% 1/15/53	20,000	20,100
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	35,148
3.95% 4/1/50	130,000	107,322
4.45% 3/15/44	45,000	40,044
5.3% 3/1/35	50,000	51,842
5.5% 12/1/39	50,000	51,229
5.7% 5/15/54	30,000	31,459
6.2% 6/15/36	100,000	110,020
Entergy, Inc. 5.8% 9/1/53	30,000	31,431
Eversource Energy:
2.55% 3/15/31	125,000	108,019
5.45% 3/1/28	200,000	205,037
Exelon Corp.:
2.75% 3/15/27	160,000	153,687
3.4% 4/15/26	190,000	186,492
4.1% 3/15/52	65,000	52,572
4.45% 4/15/46	20,000	17,244
5.3% 3/15/33	20,000	20,587
5.45% 3/15/34	35,000	36,142
ITC Holdings Corp. 3.25% 6/30/26	50,000	48,724
National Grid U.S.A. 5.803% 4/1/35	10,000	10,332
Nevada Power Co. 3.125% 8/1/50	50,000	33,645
NSTAR Electric Co. 4.95% 9/15/52	40,000	38,057
Ohio Power Co.:
2.9% 10/1/51	20,000	12,699
5% 6/1/33	50,000	49,977
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	79,465
3.75% 4/1/45	25,000	19,981
3.8% 9/30/47	30,000	24,136
4.6% 6/1/52	50,000	44,353
4.95% 9/15/52	10,000	9,483
5.3% 6/1/42	85,000	85,123
5.65% 11/15/33	30,000	31,875
PECO Energy Co.:
3.9% 3/1/48	50,000	40,762
4.6% 5/15/52	30,000	26,756
PG&E Wildfire Recovery 5.212% 12/1/49	110,000	111,390
Potomac Electric Power Co. 6.5% 11/15/37	30,000	34,324
PPL Electric Utilities Corp.:
3% 10/1/49	30,000	21,020
5% 5/15/33	50,000	50,734
5.25% 5/15/53	20,000	20,070
Public Service Co. of New Hampshire 5.15% 1/15/53	20,000	19,629
Public Service Electric & Gas Co.:
3.2% 5/15/29	60,000	57,074
3.6% 12/1/47	87,000	68,047
3.65% 9/1/42	100,000	82,023
5.3% 8/1/54	10,000	10,193
5.8% 5/1/37	35,000	37,888
		2,886,551
Gas Utilities - 0.2%
Atmos Energy Corp.:
3% 6/15/27	100,000	96,679
4.125% 10/15/44	75,000	64,699
4.125% 3/15/49	30,000	24,959
5.9% 11/15/33	40,000	43,331
ONE Gas, Inc. 5.1% 4/1/29	90,000	92,408
Piedmont Natural Gas Co., Inc.:
2.5% 3/15/31	80,000	69,689
3.5% 6/1/29	10,000	9,552
5.1% 2/15/35	30,000	29,950
Southern California Gas Co.:
2.55% 2/1/30	90,000	81,419
3.75% 9/15/42	20,000	16,169
5.05% 9/1/34	30,000	30,426
5.2% 6/1/33	50,000	51,378
5.6% 4/1/54	10,000	10,344
Southwest Gas Corp.:
4.15% 6/1/49	20,000	15,874
5.45% 3/23/28	36,000	36,805
		673,682
Multi-Utilities - 0.1%
CMS Energy Corp. 3.45% 8/15/27	60,000	58,555
Consumers Energy Co.:
4.35% 4/15/49	100,000	88,526
4.9% 2/15/29	80,000	81,831
National Grid PLC:
5.418% 1/11/34	20,000	20,433
5.602% 6/12/28	50,000	51,716
NiSource, Inc. 4.375% 5/15/47	165,000	140,706
San Diego Gas & Electric Co.:
2.95% 8/15/51	60,000	41,059
3.75% 6/1/47	85,000	66,913
Sempra:
3.4% 2/1/28	26,000	25,049
3.8% 2/1/38	30,000	25,552
4% 2/1/48	86,000	68,221
		668,561
Water Utilities - 0.1%
American Water Capital Corp.:
2.95% 9/1/27	90,000	86,667
3.75% 9/1/47	80,000	63,369
4.3% 9/1/45	25,000	21,979
6.593% 10/15/37	64,000	73,747
		245,762
TOTAL UTILITIES		4,474,556
TOTAL NONCONVERTIBLE BONDS (Cost $128,864,930)		121,918,576

U.S. Government and Government Agency Obligations - 43.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	95,000	91,391
0.5% 6/17/25	240,000	232,529
0.625% 4/22/25	1,682,000	1,640,529
0.75% 10/8/27	125,000	113,875
0.875% 8/5/30	83,000	69,987
1.625% 10/15/24	70,000	69,700
6.625% 11/15/30	229,000	262,540
Federal Home Loan Bank:
0.375% 9/4/25	70,000	67,347
0.5% 4/14/25	105,000	102,415
1.25% 10/26/26	930,000	876,494
3.25% 6/9/28	55,000	54,023
3.25% 11/16/28	10,000	9,793
Freddie Mac:
0.375% 7/21/25	160,000	154,435
0.375% 9/23/25	93,000	89,191
1.5% 2/12/25	120,000	118,219
6.25% 7/15/32	130,000	150,293
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,102,761
U.S. Treasury Obligations - 42.7%
U.S. Treasury Bonds:
1.125% 8/15/40	775,000	497,211
1.25% 5/15/50	1,092,000	573,684
1.375% 11/15/40	599,000	397,820
1.375% 8/15/50	949,000	513,943
1.625% 11/15/50	1,136,000	656,883
1.75% 8/15/41	1,262,000	877,238
1.875% 2/15/41	1,509,000	1,085,183
1.875% 2/15/51	96,000	59,201
1.875% 11/15/51	1,189,000	729,563
2% 11/15/41	1,046,000	754,959
2% 2/15/50	45,000	28,811
2% 8/15/51	579,000	367,077
2.25% 5/15/41	2,291,000	1,741,428
2.25% 8/15/46	6,000	4,218
2.25% 8/15/49	34,000	23,136
2.25% 2/15/52	100,000	67,277
2.375% 2/15/42	1,650,000	1,259,588
2.375% 11/15/49	1,000	698
2.375% 5/15/51	842,000	584,236
2.5% 2/15/46	89,000	66,079
2.5% 5/15/46	83,000	61,439
2.75% 8/15/42	41,000	33,080
2.75% 11/15/42	4,000	3,215
2.75% 11/15/47	23,000	17,590
2.875% 8/15/45	95,000	75,892
2.875% 5/15/49	12,000	9,313
2.875% 5/15/52	2,450,000	1,893,391
3% 5/15/42	13,000	10,935
3% 11/15/44	7,000	5,739
3% 5/15/45	121,000	98,918
3% 11/15/45	8,000	6,516
3% 5/15/47	17,000	13,676
3% 2/15/48	4,000	3,198
3% 8/15/48	28,000	22,321
3% 2/15/49	20,000	15,910
3% 8/15/52	2,260,000	1,792,727
3.125% 11/15/41	75,000	64,934
3.125% 2/15/43	125,000	106,055
3.125% 8/15/44	238,000	199,427
3.125% 5/15/48	57,000	46,560
3.25% 5/15/42	665,000	579,433
3.375% 8/15/42	390,000	345,089
3.375% 5/15/44	198,000	172,794
3.375% 11/15/48	32,000	27,269
3.625% 8/15/43	47,000	42,746
3.625% 2/15/53	920,000	825,233
3.625% 5/15/53	100,000	89,762
3.75% 8/15/41	48,000	45,420
3.75% 11/15/43	39,000	36,064
3.875% 8/15/40	20,000	19,416
3.875% 2/15/43	2,320,000	2,195,572
3.875% 5/15/43	650,000	613,539
4% 11/15/42	1,920,000	1,852,500
4% 11/15/52	645,000	618,998
4.125% 8/15/53	1,500,000	1,472,988
4.25% 8/15/44	1,010,000	985,539
4.25% 2/15/54	5,043,000	5,062,699
4.25% 8/15/54	1,080,000	1,086,750
4.375% 11/15/39	24,000	24,773
4.375% 5/15/40	45,000	46,438
4.375% 8/15/43	2,570,000	2,595,298
4.5% 2/15/36	1,000	1,059
4.5% 5/15/38	45,000	47,352
4.5% 2/15/44	3,050,000	3,126,250
4.625% 5/15/44	2,560,000	2,666,000
4.625% 5/15/54	1,700,000	1,816,875
4.75% 11/15/43	2,520,000	2,671,594
5% 5/15/37	10,000	11,042
U.S. Treasury Notes:
0.25% 9/30/25	1,104,000	1,057,037
0.375% 4/30/25	1,070,000	1,040,600
0.375% 11/30/25	1,261,000	1,202,482
0.375% 12/31/25	497,000	472,752
0.375% 1/31/26	781,000	740,974
0.375% 7/31/27	1,248,000	1,131,244
0.5% 5/31/27	1,548,000	1,415,513
0.5% 6/30/27	1,571,000	1,432,985
0.5% 8/31/27	309,000	280,502
0.5% 10/31/27	64,000	57,780
0.625% 3/31/27	808,000	744,812
0.625% 11/30/27	509,000	460,347
0.625% 12/31/27	338,000	304,913
0.625% 5/15/30	75,000	62,988
0.625% 8/15/30	204,000	169,989
0.75% 4/30/26	1,041,000	986,429
0.75% 8/31/26	595,000	558,998
0.75% 1/31/28	263,000	237,727
0.875% 6/30/26	430,000	406,636
0.875% 9/30/26	1,510,000	1,419,872
1% 7/31/28	2,000	1,800
1.125% 10/31/26	975,000	919,471
1.125% 2/28/27	1,000	936
1.125% 2/29/28	1,000	914
1.125% 8/31/28	10,000	9,031
1.125% 2/15/31	2,000	1,700
1.25% 11/30/26	194,000	183,148
1.25% 12/31/26	225,000	212,106
1.25% 3/31/28	13,000	11,909
1.25% 4/30/28	659,000	602,599
1.25% 6/30/28	262,000	238,655
1.25% 9/30/28	5,000	4,529
1.25% 8/15/31	259,000	218,632
1.375% 8/31/26	695,000	661,200
1.375% 10/31/28	410,000	372,620
1.375% 12/31/28	995,000	901,408
1.5% 8/15/26	574,000	547,856
1.5% 1/31/27	173,000	163,694
1.5% 11/30/28	2,379,000	2,170,187
1.625% 9/30/26	93,000	88,793
1.625% 10/31/26	215,000	204,947
1.625% 11/30/26	136,000	129,455
1.625% 8/15/29	176,000	159,445
1.75% 1/31/29	465,000	427,364
1.875% 6/30/26	88,000	84,755
1.875% 7/31/26	238,000	228,963
1.875% 2/28/27	160,000	152,588
1.875% 2/28/29	25,000	23,076
2% 11/15/26	110,000	105,656
2.25% 2/15/27	134,000	128,991
2.25% 8/15/27	35,000	33,502
2.25% 11/15/27	100,000	95,379
2.375% 5/15/27	22,000	21,179
2.375% 5/15/29	16,000	15,059
2.625% 12/31/25	5,000	4,899
2.625% 5/31/27	670,000	649,350
2.625% 2/15/29	57,000	54,375
2.625% 7/31/29	735,000	698,078
2.75% 7/31/27	1,095,000	1,063,262
2.75% 2/15/28	492,000	475,510
2.75% 8/15/32	436,000	403,215
2.875% 5/31/25	10,000	9,879
2.875% 6/15/25	100,000	98,711
2.875% 11/30/25	31,000	30,493
2.875% 5/15/28	323,000	313,007
2.875% 8/15/28	61,000	59,001
2.875% 5/15/32	265,000	247,920
3% 10/31/25	74,000	72,936
3.125% 8/15/25	225,000	222,307
3.125% 8/31/27	2,265,000	2,222,354
3.125% 11/15/28	155,000	151,131
3.125% 8/31/29	925,000	898,623
3.25% 6/30/27	670,000	660,159
3.25% 6/30/29	640,000	625,725
3.375% 5/15/33	440,000	423,397
3.5% 9/15/25	780,000	773,145
3.5% 4/30/28	1,040,000	1,030,371
3.5% 1/31/30	900,000	887,941
3.5% 4/30/30	780,000	768,970
3.5% 2/15/33	1,220,000	1,186,831
3.625% 5/15/26	1,480,000	1,469,964
3.625% 3/31/28	1,030,000	1,025,413
3.625% 5/31/28	550,000	547,293
3.625% 8/31/29	1,410,000	1,404,272
3.625% 3/31/30	180,000	178,615
3.75% 4/15/26	1,720,000	1,711,803
3.75% 8/15/27	4,340,000	4,335,253
3.75% 12/31/28	840,000	839,902
3.75% 5/31/30	1,520,000	1,517,506
3.75% 6/30/30	140,000	139,732
3.75% 12/31/30	1,270,000	1,266,379
3.875% 1/15/26	3,440,000	3,426,697
3.875% 11/30/27	5,000	5,013
3.875% 12/31/27	450,000	451,422
3.875% 11/30/29	1,850,000	1,859,756
3.875% 12/31/29	840,000	844,167
3.875% 8/15/33	1,050,000	1,047,662
3.875% 8/15/34	1,760,000	1,753,396
4% 12/15/25	1,305,000	1,301,381
4% 1/15/27	1,770,000	1,775,324
4% 2/29/28	720,000	725,288
4% 1/31/29	1,960,000	1,979,830
4% 7/31/29	1,610,000	1,628,826
4% 10/31/29	2,710,000	2,739,641
4% 2/28/30	610,000	616,815
4% 7/31/30	680,000	687,570
4% 1/31/31	1,680,000	1,698,441
4% 2/15/34	2,320,000	2,334,500
4.125% 6/15/26	1,290,000	1,292,671
4.125% 2/15/27	2,210,000	2,223,726
4.125% 9/30/27	1,175,000	1,186,934
4.125% 10/31/27	1,765,000	1,782,167
4.125% 7/31/28	1,180,000	1,195,395
4.125% 3/31/29	1,510,000	1,533,830
4.125% 8/31/30	1,790,000	1,822,094
4.125% 3/31/31	1,500,000	1,527,656
4.125% 7/31/31	4,540,000	4,624,021
4.125% 11/15/32	1,385,000	1,410,915
4.25% 10/15/25	2,235,000	2,233,603
4.25% 1/31/26	140,000	140,180
4.25% 3/15/27	3,240,000	3,272,906
4.25% 2/28/29	1,350,000	1,378,582
4.25% 6/30/29	1,140,000	1,165,141
4.25% 2/28/31	2,930,000	3,004,623
4.25% 6/30/31	300,000	307,875
4.375% 8/15/26	1,140,000	1,149,173
4.375% 12/15/26	2,210,000	2,233,827
4.375% 7/15/27	3,430,000	3,482,279
4.375% 11/30/28	290,000	296,989
4.375% 11/30/30	1,970,000	2,032,332
4.375% 5/15/34	2,070,000	2,145,038
4.5% 11/15/25	60,000	60,171
4.5% 3/31/26	980,000	986,125
4.5% 7/15/26	1,430,000	1,443,239
4.5% 4/15/27	1,170,000	1,189,332
4.5% 5/15/27	1,530,000	1,555,938
4.5% 11/15/33	2,640,000	2,759,934
4.625% 2/28/26	1,270,000	1,279,128
4.625% 3/15/26	2,660,000	2,680,781
4.625% 9/15/26	2,680,000	2,715,908
4.625% 10/15/26	590,000	598,412
4.625% 11/15/26	4,620,000	4,690,202
4.625% 6/15/27	3,250,000	3,320,078
4.625% 9/30/28	1,030,000	1,063,314
4.625% 4/30/29	590,000	612,033
4.625% 9/30/30	970,000	1,013,385
4.625% 4/30/31	750,000	785,684
4.625% 5/31/31	2,800,000	2,933,438
4.875% 10/31/28	2,540,000	2,648,049
4.875% 10/31/30	800,000	847,250
5% 9/30/25	100,000	100,676
5% 10/31/25	480,000	483,684
TOTAL U.S. TREASURY OBLIGATIONS		195,705,857
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $204,548,252)		199,808,618

U.S. Government Agency - Mortgage Securities - 25.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 9.8%
1.5% 2/1/36 to 3/1/52	2,611,967	2,223,900
2% 7/1/35 to 4/1/52	15,156,823	12,685,031
2.5% 1/1/27 to 7/1/52	10,270,576	8,942,556
3% 8/1/32 to 3/1/53	7,980,507	7,241,333
3.5% 5/1/29 to 9/1/52	4,126,020	3,875,101
4% 6/1/34 to 3/1/54	2,800,921	2,696,161
4.5% 12/1/28 to 4/1/54	1,576,318	1,543,846
5% 5/1/29 to 11/1/53	1,672,759	1,673,566
5.5% 1/1/49 to 6/1/54	2,372,854	2,392,944
6% 10/1/53 to 5/1/54	867,002	885,348
6.5% 5/1/53 to 12/1/53	608,005	627,715
7% 12/1/53	65,373	68,508
TOTAL FANNIE MAE		44,856,009
Freddie Mac - 8.1%
1.5% 7/1/36 to 3/1/52	3,206,896	2,618,189
2% 2/1/36 to 4/1/52	12,209,828	10,267,040
2.5% 3/1/33 to 8/1/52	8,720,838	7,491,467
3% 11/1/26 to 4/1/52	2,520,727	2,277,130
3.5% 9/1/33 to 9/1/52	2,048,996	1,909,673
4% 2/1/34 to 10/1/52	2,863,721	2,750,175
4.5% 11/1/40 to 8/1/54	2,111,124	2,071,571
5% 4/1/39 to 7/1/54	2,097,903	2,088,840
5.5% 6/1/49 to 4/1/54	2,171,847	2,190,552
6% 12/1/52 to 6/1/54	2,212,314	2,263,954
6.5% 8/1/53 to 12/1/53	1,106,113	1,141,445
7% 1/1/54	32,725	34,407
TOTAL FREDDIE MAC		37,104,443
Ginnie Mae - 5.8%
1.5% 5/20/51	38,862	31,522
2% 12/20/50 to 5/20/52	5,171,488	4,353,917
2% 9/1/54 (d)	175,000	147,341
2.5% 12/20/49 to 7/20/52	5,390,800	4,713,631
2.5% 9/1/54 (d)	175,000	152,923
3% 7/20/42 to 11/20/53	3,814,466	3,460,331
3% 9/1/54 (d)	125,000	113,039
3% 9/1/54 (d)	50,000	45,216
3.5% 2/20/46 to 5/20/54	2,832,755	2,646,077
3.5% 9/1/54 (d)	175,000	162,860
4% 3/20/47 to 8/20/54	1,954,540	1,873,458
4% 9/1/54 (d)	225,000	215,001
4.5% 8/20/48 to 6/20/54	1,824,050	1,790,451
5% 12/20/47 to 6/20/54	1,700,286	1,699,544
5% 9/1/54 (d)	100,000	99,789
5% 9/1/54 (d)	50,000	49,894
5% 9/1/54 (d)	75,000	74,842
5% 10/1/54 (d)	225,000	224,208
5.5% 12/20/48 to 7/20/54	1,451,334	1,461,385
5.5% 9/1/54 (d)	175,000	176,119
5.5% 9/1/54 (d)	100,000	100,640
5.5% 9/1/54 (d)	100,000	100,640
5.5% 9/1/54 (d)	250,000	251,599
6% 12/20/52 to 4/20/53	398,611	404,895
6% 9/1/54 (d)	175,000	177,538
6% 9/1/54 (d)	300,000	304,351
6% 9/1/54 (d)	50,000	50,725
6% 9/1/54 (d)	25,000	25,363
6% 9/1/54 (d)	450,000	456,526
6% 9/1/54 (d)	250,000	253,625
6% 9/1/54 (d)	200,000	202,900
6.5% 12/20/52 to 7/20/53	217,747	222,175
6.5% 9/1/54 (d)	375,000	382,870
6.5% 9/1/54 (d)	125,000	127,623
6.5% 9/1/54 (d)	100,000	102,099
TOTAL GINNIE MAE		26,655,117
Uniform Mortgage Backed Securities - 1.9%
2% 9/1/54 (d)	375,000	306,709
2% 9/1/54 (d)	75,000	61,342
2% 9/1/54 (d)	300,000	245,367
2% 9/1/54 (d)	300,000	245,367
2% 9/1/54 (d)	250,000	204,473
2% 9/1/54 (d)	550,000	449,840
2.5% 9/1/54 (d)	200,000	170,492
2.5% 9/1/54 (d)	75,000	63,935
2.5% 9/1/54 (d)	150,000	127,869
3% 9/1/54 (d)	125,000	110,825
3% 9/1/54 (d)	300,000	265,980
3% 9/1/54 (d)	75,000	66,495
3.5% 9/1/54 (d)	50,000	46,021
3.5% 9/1/54 (d)	100,000	92,043
3.5% 9/1/54 (d)	925,000	851,397
3.5% 9/1/54 (d)	250,000	230,107
4% 9/1/54 (d)	125,000	118,540
4% 9/1/54 (d)	225,000	213,372
4% 9/1/54 (d)	25,000	23,708
4.5% 9/1/54 (d)	75,000	72,987
4.5% 9/1/54 (d)	275,000	267,620
4.5% 9/1/54 (d)	50,000	48,658
5% 9/1/54 (d)	125,000	124,087
5% 9/1/54 (d)	325,000	322,626
5.5% 9/1/54 (d)	325,000	327,222
5.5% 9/1/54 (d)	125,000	125,854
5.5% 9/1/54 (d)	200,000	201,367
6% 9/1/54 (d)	550,000	560,119
6% 9/1/54 (d)	250,000	254,600
6% 9/1/54 (d)	600,000	611,039
6.5% 9/1/54 (d)	325,000	334,636
6.5% 9/1/54 (d)	225,000	231,671
6.5% 9/1/54 (d)	700,000	720,754
7% 9/1/54 (d)	275,000	285,541
7% 9/1/54 (d)	475,000	493,206
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		8,875,869
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $125,442,661)		117,491,438

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	100,000	103,530
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	30,631
Series 2021-A2 Class A2, 1.39% 7/15/30	60,000	53,914
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	30,000	30,056
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	1,905	1,901
Series 2022-3 Class A2A, 3.97% 4/15/27	105,786	105,010
Series 2023 2 Class A3, 5.05% 1/18/28	100,000	100,387
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	100,000	103,255
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	98,967
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	74,000	73,918
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,754
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	100,000	99,717
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	64,927	64,383
Series 2022-C Class A3, 5.39% 6/15/27	70,000	70,277
Series 2023 A Class A3, 4.58% 4/15/27	100,000	99,761
TOTAL ASSET-BACKED SECURITIES (Cost $1,066,593)		1,050,461

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	48,407	47,585
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	102,226
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	87,975
Series 2022-BNK41 Class A4, 3.7902% 4/15/65 (c)	270,000	253,269
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	100,000	87,475
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	85,740
Series 2021-C9 Class A5, 2.299% 2/15/54	200,000	173,221
Series 2024-C26 Class A5, 5.829% 5/15/57 (c)	303,000	325,966
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	116,105
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	42,785
Series 2019-B12 Class A5, 3.1156% 8/15/52	19,000	17,580
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	57,359
Bmo 2024-C9 Mtg Trust sequential payer Series 2024-C9 Class A5, 5.7592% 7/15/57	100,000	106,732
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	90,611
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	243,012
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	63,886
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	68,674
Class A5, 3.0161% 9/15/52	75,000	68,055
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	77,537
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	182,346
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	222,770
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	171,143
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	171,706
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	34,327
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	43,471
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	43,907
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	85,572
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	87,017
Series 2022-K140 Class A2, 2.25% 1/25/32	600,000	524,650
Series 2022-K145 Class A2, 2.58% 5/25/32	600,000	534,130
Series 2023-156 Class A2, 4.43% 2/25/33	150,000	151,173
Series K080 Class A2, 3.926% 7/25/28	60,000	59,484
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	68,264
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	104,218
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	39,736
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	111,840
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	91,203
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	98,250
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	94,928
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	26,872
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	93,492
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	68,563
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	92,227
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	24,435
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,746,733)		5,341,517

Foreign Government and Government Agency Obligations - 2.2%
	Principal Amount (a)	Value ($)
Alberta Province 1.3% 7/22/30	306,000	262,468
British Columbia Province:
4.2% 7/6/33	50,000	49,574
4.8% 11/15/28	150,000	155,122
Chilean Republic:
2.55% 7/27/33	400,000	338,376
3.24% 2/6/28	230,000	220,657
4.95% 1/5/36	200,000	200,000
Export Development Canada 4.125% 2/13/29	210,000	212,528
Hungarian Republic 7.625% 3/29/41	30,000	35,438
Indonesian Republic:
1.85% 3/12/31	650,000	551,891
2.85% 2/14/30	400,000	367,500
3.35% 3/12/71	50,000	34,938
Israeli State:
3.25% 1/17/28	370,000	348,200
3.375% 1/15/50	100,000	67,526
5.375% 3/12/29	300,000	302,767
Italian Republic 2.875% 10/17/29	385,000	353,760
Japan Bank International Cooperation 1.25% 1/21/31	262,000	220,444
Korean Republic 2.75% 1/19/27	200,000	193,832
Landwirtschaftliche Rentenbank 2.5% 11/15/27	230,000	220,608
Manitoba Province 4.9% 5/31/34	50,000	52,395
Ontario Province:
1.125% 10/7/30	224,000	188,960
2.125% 1/21/32	100,000	87,232
2.3% 6/15/26	107,000	103,642
5.05% 4/24/34	80,000	84,710
Panamanian Republic:
2.252% 9/29/32	300,000	224,550
3.16% 1/23/30	400,000	347,200
3.75% 3/16/25	460,000	454,641
4% 9/22/24	48,000	47,857
6.4% 2/14/35	80,000	79,812
Peruvian Republic:
1.862% 12/1/32	185,000	146,913
2.78% 12/1/60	195,000	115,720
3.3% 3/11/41	70,000	54,688
3.55% 3/10/51	55,000	41,095
5.375% 2/8/35	40,000	40,640
Philippine Republic:
1.648% 6/10/31	205,000	170,278
2.65% 12/10/45	200,000	137,125
2.95% 5/5/45	220,000	159,294
5.17% 10/13/27	300,000	306,375
6.375% 10/23/34	100,000	112,688
Polish Government:
3.25% 4/6/26	283,000	278,560
4.625% 3/18/29	50,000	50,961
4.875% 10/4/33	160,000	161,696
5.125% 9/18/34	50,000	51,285
5.5% 4/4/53	40,000	40,858
5.5% 3/18/54	60,000	61,399
Quebec Province:
2.5% 4/20/26	130,000	126,914
3.625% 4/13/28	150,000	148,321
4.25% 9/5/34	10,000	9,947
4.5% 9/8/33	100,000	101,569
United Mexican States:
3.25% 4/16/30	200,000	181,500
3.5% 2/12/34	317,000	267,073
3.771% 5/24/61	250,000	160,859
4.5% 1/31/50	700,000	548,625
4.6% 2/10/48	50,000	39,625
4.75% 3/8/44	100,000	83,313
5.4% 2/9/28	200,000	203,250
5.55% 1/21/45	45,000	42,131
7.5% 4/8/33	55,000	62,528
Uruguay Republic:
4.125% 11/20/45	20,000	18,225
4.375% 10/27/27	15,000	15,096
4.375% 1/23/31	278,116	279,680
4.975% 4/20/55	63,000	60,657
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,841,608)		10,085,516

Supranational Obligations - 1.4%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	75,386
Asian Development Bank:
0.5% 2/4/26	200,000	189,874
2.5% 11/2/27	726,000	697,208
4.375% 3/6/29	630,000	644,315
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	186,698
European Investment Bank:
1.25% 2/14/31	83,000	70,629
1.75% 3/15/29	560,000	512,419
3.625% 7/15/30	960,000	949,195
Inter-American Development Bank:
0.625% 7/15/25	125,000	120,909
1.125% 1/13/31	170,000	143,463
1.75% 3/14/25	66,000	64,946
2.25% 6/18/29	30,000	27,948
3.125% 9/18/28	430,000	419,218
3.2% 8/7/42	123,000	103,532
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	125,343
0.5% 10/28/25	145,000	138,804
0.75% 8/26/30	70,000	58,460
0.875% 5/14/30	67,000	56,907
1.25% 2/10/31	100,000	84,933
1.625% 1/15/25	63,000	62,232
2.5% 11/22/27	200,000	191,974
3.625% 9/21/29	570,000	564,543
4% 7/25/30	350,000	352,527
4% 1/10/31	70,000	70,362
4.75% 11/14/33	260,000	274,858
4.75% 2/15/35	90,000	94,787
International Finance Corp. 0.75% 8/27/30	40,000	33,439
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,372,663)		6,314,909

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,115)	279,000	273,009

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $8,503,522)	8,501,822	8,503,522

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $491,666,077)	470,787,566
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(12,571,984)
NET ASSETS - 100.0%	458,215,582

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5% 9/1/54	(225,000)	(224,524)

Uniform Mortgage Backed Securities
2% 9/1/54	(175,000)	(143,131)
2% 9/1/54	(375,000)	(306,709)
2.5% 9/1/54	(175,000)	(149,181)
3% 9/1/54	(125,000)	(110,825)
3.5% 9/1/54	(175,000)	(161,075)
4% 9/1/54	(225,000)	(213,372)
5% 9/1/54	(100,000)	(99,270)
5.5% 9/1/54	(175,000)	(176,196)
6% 9/1/54	(175,000)	(178,220)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,537,979)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,772,574)		(1,762,503)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $809,976 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,029,321	115,230,778	109,756,729	152,924	152	-	8,503,522	0.0%
Total	3,029,321	115,230,778	109,756,729	152,924	152	-	8,503,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	121,918,576	-	121,918,576	-

U.S. Government and Government Agency Obligations	199,808,618	-	199,808,618	-

U.S. Government Agency - Mortgage Securities	117,491,438	-	117,491,438	-

Asset-Backed Securities	1,050,461	-	1,050,461	-

Commercial Mortgage Securities	5,341,517	-	5,341,517	-

Foreign Government and Government Agency Obligations	10,085,516	-	10,085,516	-

Supranational Obligations	6,314,909	-	6,314,909	-

Bank Notes	273,009	-	273,009	-

Money Market Funds	8,503,522	8,503,522	-	-
Total Investments in Securities:	470,787,566	8,503,522	462,284,044	-
Other Financial Instruments:
TBA Sale Commitments	(1,762,503)	-	(1,762,503)	-
Total Other Financial Instruments:	(1,762,503)	-	(1,762,503)	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $483,162,555)	$462,284,044
Fidelity Central Funds (cost $8,503,522)	8,503,522

Total Investment in Securities (cost $491,666,077)		$470,787,566
Receivable for investments sold		1,943,177
Receivable for TBA sale commitments		1,772,574
Receivable for fund shares sold		3,475,589
Interest receivable		3,595,703
Distributions receivable from Fidelity Central Funds		16,128
Total assets		481,590,737
Liabilities
Payable for investments purchased
Regular delivery	$8,540,848
Delayed delivery	12,847,202
TBA sale commitments, at value	1,762,503
Payable for fund shares redeemed	86,336
Distributions payable	101,290
Accrued management fee	36,976
Total liabilities		23,375,155
Net Assets		$458,215,582
Net Assets consist of:
Paid in capital		$489,088,255
Total accumulated earnings (loss)		(30,872,673)
Net Assets		$458,215,582
Net Asset Value, offering price and redemption price per share ($458,215,582 ÷ 48,692,547 shares)		$9.41
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$14,122,926
Income from Fidelity Central Funds		152,924
Total income		14,275,850
Expenses
Management fee	$379,383
Independent trustees' fees and expenses	1,104
Miscellaneous	7,832
Total expenses before reductions	388,319
Expense reductions	(5,128)
Total expenses after reductions		383,191
Net Investment income (loss)		13,892,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,148,631)
Fidelity Central Funds	152
Total net realized gain (loss)		(3,148,479)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	16,712,604
TBA Sale commitments	22,257
Total change in net unrealized appreciation (depreciation)		16,734,861
Net gain (loss)		13,586,382
Net increase (decrease) in net assets resulting from operations		$27,479,041
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,892,659	$9,097,805
Net realized gain (loss)	(3,148,479)	(6,310,505)
Change in net unrealized appreciation (depreciation)	16,734,861	(6,869,690)
Net increase (decrease) in net assets resulting from operations	27,479,041	(4,082,390)
Distributions to shareholders	(12,836,632)	(8,340,661)

Share transactions
Proceeds from sales of shares	212,186,610	135,030,726
Reinvestment of distributions	11,802,944	7,451,485
Cost of shares redeemed	(106,570,575)	(102,101,027)

Net increase (decrease) in net assets resulting from share transactions	117,418,979	40,381,184
Total increase (decrease) in net assets	132,061,388	27,958,133

Net Assets
Beginning of period	326,154,194	298,196,061
End of period	$458,215,582	$326,154,194

Other Information
Shares
Sold	23,252,443	14,661,019
Issued in reinvestment of distributions	1,293,351	811,211
Redeemed	(11,750,026)	(11,139,695)
Net increase (decrease)	12,795,768	4,332,535

Financial Highlights
Fidelity® Sustainability Bond Index Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.09	$9.45	$10.85	$11.11	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.333	.267	.174	.144	.234
Net realized and unrealized gain (loss)	.294	(.383)	(1.401)	(.207)	.453
Total from investment operations	.627	(.116)	(1.227)	(.063)	.687
Distributions from net investment income	(.307)	(.244)	(.165)	(.148)	(.239)
Distributions from net realized gain	-	-	(.008)	(.049)	(.048)
Total distributions	(.307)	(.244)	(.173)	(.197)	(.287)
Net asset value, end of period	$9.41	$9.09	$9.45	$10.85	$11.11
Total Return C	7.06%	(1.23)%	(11.40)%	(.56)%	6.53%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.66%	2.90%	1.72%	1.32%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$458,216	$326,154	$298,196	$240,618	$168,955
Portfolio turnover rate F	55%	55%	65%	97%	92%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,823,017
Gross unrealized depreciation	(25,407,083)
Net unrealized appreciation (depreciation)	$(19,584,066)
Tax Cost	$490,381,703

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$23,114
Capital loss carryforward	$(11,311,721)
Net unrealized appreciation (depreciation) on securities and other investments	$(19,584,066)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,212,619)
Long-term	(7,099,102)
Total capital loss carryforward	$(11,311,721)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$12,836,632	$ 8,340,661

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	135,152,642	89,968,583
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,128.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Sustainability Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Sustainability Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,884,963 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $12,836,632 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9887301.106
SBI-I-ANN-1024
Fidelity® SAI Investment Grade Securitized Fund

Annual Report
August 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Investment Grade Securitized Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
U.S. Treasury Obligations - 6.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
4.125% 8/15/53	2,614,000	2,566,928
4.25% 2/15/54	25,820,000	25,920,859
4.25% 8/15/54	3,570,000	3,592,313
4.625% 5/15/44	6,790,000	7,071,148
4.625% 5/15/54	3,540,000	3,783,375
U.S. Treasury Notes:
3.5% 4/30/30	50,000	49,293
3.75% 8/15/27	31,700,000	31,665,328
3.875% 8/15/34	950,000	946,436
4.25% 2/28/31	1,170,000	1,199,798
4.25% 6/30/31	5,470,000	5,613,588
4.375% 5/15/34	3,230,000	3,347,088
4.5% 4/15/27	7,110,000	7,227,482
4.5% 5/31/29	1,510,000	1,559,842
4.625% 6/15/27	4,270,000	4,362,072
TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,420,537)		98,905,550

U.S. Government Agency - Mortgage Securities - 122.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 32.4%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (b)(c)	6,922	7,087
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (b)(c)	1,834	1,878
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.428% 6/1/36 (b)(c)	1,352	1,391
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.971% 3/1/36 (b)(c)	5,776	5,932
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.600% 7.436% 8/1/35 (b)(c)	15,655	16,105
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.837% 11/1/36 (b)(c)	1,544	1,585
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 7.061% 5/1/36 (b)(c)	1,030	1,059
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (b)(c)	5,633	5,795
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.434% 8/1/41 (b)(c)	7,552	7,769
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.439% 7/1/35 (b)(c)	1,506	1,547
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (b)(c)	11,982	12,327
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.444% 12/1/40 (b)(c)	162,518	167,191
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.297% 2/1/42 (b)(c)	5,179	5,328
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (b)(c)	1,473	1,495
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (b)(c)	11,047	11,229
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.402% 10/1/33 (b)(c)	2,400	2,438
1.5% 11/1/35 to 7/1/51	36,866,165	30,777,573
2% 2/1/28 to 3/1/52 (d)	114,998,984	98,720,472
2.5% 5/1/31 to 6/1/52	98,803,297	87,183,423
3% 2/1/31 to 3/1/52	55,283,135	50,544,632
3.5% 7/1/34 to 9/1/52	50,249,015	47,215,490
4% 2/1/38 to 8/1/52	43,389,539	42,209,980
4.5% 5/1/25 to 11/1/52	23,379,888	22,890,518
5% 3/1/33 to 4/1/53 (d)	21,321,159	21,458,473
5.288% 8/1/41 (b)	83,609	84,474
5.5% 9/1/52 to 8/1/54	26,460,376	26,713,146
6% 9/1/52 to 8/1/54	52,790,564	53,942,192
6.5% 3/1/35 to 7/1/54	25,457,683	26,505,615
6.723% 2/1/39 (b)	27,452	28,366
7% to 7% 7/1/26 to 5/1/30	36,574	37,723
7.5% to 7.5% 8/1/25 to 9/1/32	57,609	60,762
8% 3/1/37	4,783	5,119
9% 10/1/30	14,782	15,841
TOTAL FANNIE MAE		508,643,955
Freddie Mac - 16.4%
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (b)(c)	19,366	19,769
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (b)(c)	57,301	58,945
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (b)(c)	18,598	19,132
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.601% 10/1/42 (b)(c)	8,336	8,576
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 7.711% 6/1/33 (b)(c)	15,278	15,718
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.635% 6/1/37 (b)(c)	52,323	53,591
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 7.91% 7/1/36 (b)(c)	9,979	10,266
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (b)(c)	15,064	15,497
FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 3.010% 8.637% 10/1/35 (b)(c)	411	423
U.S. TREASURY 1 YEAR INDEX + 2.230% 7.231% 5/1/34 (b)(c)	324	329
1.5% 7/1/35 to 6/1/51	25,923,950	21,852,347
2% 3/1/36 to 4/1/52	40,820,549	34,185,621
2.5% 6/1/31 to 6/1/52	62,274,015	54,624,819
3% 12/1/30 to 8/1/52	44,016,035	39,822,762
3.5% 3/1/32 to 4/1/52 (e)	27,711,406	26,067,555
4% 1/1/36 to 10/1/52	23,535,416	22,582,736
4% 4/1/48	4,424	4,263
4.5% 7/1/25 to 4/1/53	10,639,723	10,503,553
5% 7/1/33 to 8/1/53	14,373,728	14,433,485
5.5% 9/1/52 to 2/1/54 (f)	17,320,158	17,651,174
6% 11/1/28 to 4/1/54	9,989,260	10,273,208
6.5% 5/1/31 to 1/1/54	4,376,609	4,572,297
7% 3/1/26 to 9/1/36	63,310	65,873
7.5% 1/1/27 to 7/1/34	127,708	134,259
TOTAL FREDDIE MAC		256,976,198
Ginnie Mae - 35.5%
3% 2/20/31 to 4/15/45	3,236,107	3,104,684
3.5% 9/20/40 to 7/20/46	2,337,439	2,213,766
4% 7/20/33 to 10/20/52	25,050,880	24,039,822
4.5% 4/20/35 to 4/20/54	9,301,776	9,142,457
5% 5/15/39 to 4/20/48	645,404	656,043
5.5% 12/15/38 to 9/15/39	58,377	60,202
6.5% 10/15/34 to 7/15/36	22,177	22,998
7% to 7% 1/15/26 to 4/20/32	54,897	56,521
7.5% to 7.5% 12/15/26 to 11/15/29	10,202	10,526
8% 12/15/24 to 10/15/25	982	986
8.5% 11/15/27 to 10/15/28	2,474	2,538
2% 10/20/50 to 5/20/52	87,137,947	73,344,093
2% 9/1/54 (g)	4,100,000	3,451,984
2% 9/1/54 (g)	10,300,000	8,672,057
2% 9/1/54 (g)	3,100,000	2,610,037
2% 9/1/54 (g)	3,800,000	3,199,400
2% 9/1/54 (g)	10,000,000	8,419,473
2% 9/1/54 (g)	4,550,000	3,830,860
2% 9/1/54 (g)	4,950,000	4,167,639
2% 10/1/54 (g)	6,100,000	5,141,597
2.5% 8/20/51 to 5/20/52	76,960,758	66,965,566
3% 9/1/54 (g)	8,375,000	7,573,636
3% 9/1/54 (g)	25,150,000	22,743,517
3% 9/1/54 (g)	2,850,000	2,577,297
3% 9/1/54 (g)	2,850,000	2,577,297
3% 9/1/54 (g)	2,850,000	2,577,297
3% 9/1/54 (g)	7,150,000	6,465,851
3% 9/1/54 (g)	15,650,000	14,152,527
3% 9/1/54 (g)	2,675,000	2,419,042
3% 10/1/54 (g)	14,050,000	12,715,501
3% 10/1/54 (g)	7,250,000	6,561,380
3.5% 9/1/54 (g)	13,450,000	12,516,934
3.5% 9/1/54 (g)	1,000,000	930,627
3.5% 9/1/54 (g)	9,100,000	8,468,707
3.5% 9/1/54 (g)	6,750,000	6,281,733
3.5% 9/1/54 (g)	6,700,000	6,235,202
4.5% 9/1/54 (g)	7,700,000	7,536,987
4.5% 9/1/54 (g)	5,800,000	5,677,211
4.5% 9/1/54 (g)	600,000	587,298
5% 9/1/54 (g)	7,400,000	7,384,361
5% 9/1/54 (g)	1,000,000	997,887
5% 9/1/54 (g)	1,000,000	997,887
5% 9/1/54 (g)	9,500,000	9,479,923
5% 9/1/54 (g)	6,400,000	6,386,474
5% 10/1/54 (g)	5,000,000	4,982,402
5% 10/1/54 (g)	11,350,000	11,310,053
5% 10/1/54 (g)	8,950,000	8,918,500
5.5% 9/1/54 (g)	5,700,000	5,736,461
5.5% 9/1/54 (g)	3,850,000	3,874,627
5.5% 9/1/54 (g)	6,000,000	6,038,380
5.5% 9/1/54 (g)	6,150,000	6,189,339
5.5% 10/1/54 (g)	11,450,000	11,520,557
6% 9/1/54 (g)	9,100,000	9,231,967
6% 9/1/54 (g)	800,000	811,602
6% 9/1/54 (g)	400,000	405,801
6% 9/1/54 (g)	11,700,000	11,869,672
6% 9/1/54 (g)	7,000,000	7,101,513
6% 9/1/54 (g)	5,200,000	5,275,410
6% 9/1/54 (g)	3,300,000	3,347,856
6% 9/1/54 (g)	20,350,000	20,645,114
6% 9/1/54 (g)	6,550,000	6,644,987
6% 9/1/54 (g)	13,800,000	14,000,126
6% 10/1/54 (g)	32,650,000	33,109,461
6.5% 9/1/54 (g)	3,850,000	3,930,802
6.5% 9/1/54 (g)	5,225,000	5,334,660
6.5% 9/1/54 (g)	4,625,000	4,722,067
TOTAL GINNIE MAE		557,959,182
Uniform Mortgage Backed Securities - 37.9%
2% 9/1/39 (g)	18,900,000	17,091,211
2% 9/1/39 (g)	7,700,000	6,963,086
2% 10/1/39 (g)	5,800,000	5,252,172
2% 9/1/54 (g)	135,300,000	110,660,576
2% 9/1/54 (g)	12,850,000	10,509,894
2% 9/1/54 (g)	12,850,000	10,509,894
2% 9/1/54 (g)	12,950,000	10,591,683
2% 9/1/54 (g)	1,500,000	1,226,836
2% 9/1/54 (g)	3,750,000	3,067,090
2% 9/1/54 (g)	25,700,000	21,019,788
2% 9/1/54 (g)	21,600,000	17,666,437
2% 9/1/54 (g)	300,000	245,367
2% 10/1/54 (g)	60,250,000	49,343,804
2% 10/1/54 (g)	63,650,000	52,128,351
2.5% 9/1/54 (g)	36,100,000	30,773,838
2.5% 9/1/54 (g)	12,050,000	10,272,154
2.5% 9/1/54 (g)	11,750,000	10,016,416
2.5% 9/1/54 (g)	2,825,000	2,408,202
2.5% 9/1/54 (g)	5,200,000	4,432,797
2.5% 9/1/54 (g)	550,000	468,854
2.5% 9/1/54 (g)	9,550,000	8,141,002
2.5% 10/1/54 (g)	38,450,000	32,816,175
3% 9/1/54 (g)	7,100,000	6,294,871
3% 9/1/54 (g)	2,250,000	1,994,854
3% 10/1/54 (g)	2,250,000	1,996,787
3.5% 9/1/54 (g)	3,400,000	3,129,461
3.5% 9/1/54 (g)	1,975,000	1,817,849
3.5% 9/1/54 (g)	625,000	575,269
4% 9/1/54 (g)	4,175,000	3,959,237
4% 9/1/54 (g)	425,000	403,036
4.5% 9/1/54 (g)	5,900,000	5,741,668
5% 9/1/39 (g)	3,800,000	3,826,570
5% 9/1/39 (g)	4,350,000	4,380,416
5% 9/1/39 (g)	3,350,000	3,373,424
5.5% 9/1/54 (g)	17,200,000	17,317,577
5.5% 9/1/54 (g)	16,475,000	16,587,621
5.5% 9/1/54 (g)	1,900,000	1,912,988
6% 9/1/54 (g)	2,400,000	2,444,156
6% 9/1/54 (g)	13,750,000	14,002,978
6% 9/1/54 (g)	8,400,000	8,554,547
6% 9/1/54 (g)	8,800,000	8,961,906
6% 9/1/54 (g)	8,900,000	9,063,746
6% 9/1/54 (g)	15,800,000	16,090,695
6% 9/1/54 (g)	9,300,000	9,471,105
6% 9/1/54 (g)	17,300,000	17,618,292
6.5% 9/1/54 (g)	20,525,000	21,133,533
6.5% 9/1/54 (g)	25,000	25,741
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		596,283,954
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,888,823,926)		1,919,863,289

Asset-Backed Securities - 5.1%
	Principal Amount (a)	Value ($)
Affirm Asset Securitization Trust:
Series 2024-A Class 1A, 5.61% 2/15/29 (h)	1,100,000	1,110,147
Series 2024-X1 Class A, 6.27% 5/15/29 (h)	434,896	436,071
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	766,000	772,485
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/33 (h)	328,000	331,045
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (h)	277,000	281,501
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	7,730,000	7,726,525
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	968,035	968,193
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	532,000	542,908
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	377,000	385,260
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (h)	115,496	113,325
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (h)	713,000	722,984
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (h)	221,836	225,049
Series 2024-1A Class A1, 5.52% 5/15/36 (h)	795,267	803,092
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (h)	890,000	900,868
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28	1,500,000	1,494,838
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (h)	146,201	146,702
Class A3, 5.64% 2/22/28 (h)	171,000	174,196
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (h)	1,400,000	1,403,207
Series 2024-1A Class A3, 5.3% 7/20/29 (h)	230,000	234,761
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (h)	1,420,000	1,423,531
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (h)	707,000	713,580
Class A3, 5.61% 4/20/28 (h)	483,000	494,645
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (h)	565,836	576,374
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (h)	5,400,000	5,357,844
Series 2020-2 Class A, 1.06% 4/15/33 (h)	4,600,000	4,409,014
Series 2023-2 Class A, 5.28% 2/15/36 (h)	1,800,000	1,853,082
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (h)	740,000	744,002
Series 2024-1 Class A1, 5.29% 4/15/29 (h)	6,575,000	6,702,129
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	36,224	36,228
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	359,000	363,157
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	174,000	174,932
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (h)	2,113,000	2,150,803
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (h)	1,296,000	1,313,412
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (h)	10,481	8,117
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	243,000	243,714
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	1,000,000	1,009,295
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/31 (h)	1,200,000	1,215,356
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (h)	1,277,000	1,294,535
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	802,000	811,600
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (h)	1,531,000	1,561,169
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (h)	83,918	83,991
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (h)	222,252	223,032
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	818,000	832,702
Merchants Fleet Funding LLC:
Series 2023-1A Class A, 7.21% 5/20/36 (h)	1,336,770	1,352,455
Series 2024-1A Class A, 5.82% 4/20/37 (h)	724,000	733,282
OBX Trust Series 2024-HYB1 Class A1, 3.593% 3/25/53 (b)(h)	6,334,619	6,189,346
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (h)	728,000	738,508
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (h)	113,948	114,159
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (h)	415,000	422,884
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (h)	971,558	869,228
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (h)	318,783	318,930
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (h)	1,378,000	1,382,749
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (h)	272,000	271,639
Series 2024-A Class A3, 5.25% 4/20/27 (h)	774,000	781,301
Usaa Auto Owner Trust 2024-A Series 2024-A Class A3, 5.03% 3/15/29 (h)	5,300,000	5,361,128
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 4.8677% 8/25/51 (b)(h)	664,387	663,880
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	681,000	689,931
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (h)	1,743,836	1,755,790
Series 2024-1A Class A1, 5.49% 2/18/39 (h)	3,765,000	3,802,567
Series 2024-2A Class A1, 4.87% 6/21/39 (h)	1,084,000	1,088,609
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (h)	408,774	434,279
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	288,000	287,747
Series 2023-C Class A3, 5.15% 11/15/28	214,000	215,455
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	89,938	89,956
TOTAL ASSET-BACKED SECURITIES (Cost $78,703,476)		79,933,224

Collateralized Mortgage Obligations - 8.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.1%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (h)	184,606	182,417
Series 2021-E Class A1, 1.74% 12/25/60 (h)	1,694,147	1,479,445
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(h)	46,289	45,821
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (h)	744,259	733,822
CSMC:
floater Series 2015-1R Class 6A1, CME Term SOFR 1 Month Index + 0.390% 4.181% 5/27/37 (b)(c)(h)	98,487	97,121
Series 2014-3R Class 2A1, CME Term SOFR 1 Month Index + 0.810% 0% 5/27/37 (b)(c)(h)(i)	70,297	7
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (h)	954,336	924,339
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (h)	898,522	843,434
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 4.6696% 8/25/61 (h)	308,281	299,570
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (h)	849,746	782,667
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (h)	1,229,136	1,154,274
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (h)	41,304	40,234
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (h)	92,588	89,847
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (h)	122,879	111,676
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (h)	2,066,551	1,968,448
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(h)	779,347	751,085
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (h)	7,045,154	6,850,780
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (h)	73,807	72,968
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (h)	276,647	262,907
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0324% 9/25/43 (b)(c)	235,358	223,980
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 7.4128% 9/25/33 (b)	29,989	29,764
TOTAL PRIVATE SPONSOR		16,944,606
U.S. Government Agency - 7.7%
Fannie Mae:
floater Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 12/25/33 (b)(j)(k)	25,398	3,808
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	20,417	20,768
Series 1999-32 Class PL, 6% 7/25/29	28,748	29,247
Series 1999-33 Class PK, 6% 7/25/29	20,904	21,250
Series 2001-52 Class YZ, 6.5% 10/25/31	3,692	3,812
Series 2005-39 Class TE, 5% 5/25/35	57,012	57,972
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.3454% 8/25/35 (b)(c)(k)	1,515	1,581
Series 2012-149:
Class DA, 1.75% 1/25/43	24,952	23,144
Class GA, 1.75% 6/25/42	30,093	27,854
Series 2021-68 Class KJ, 2.25% 10/25/51	4,762,286	4,182,766
Series 2021-69 Class JK, 1.5% 10/25/51	419,348	354,211
Series 2022-20 Class HC, 2.5% 4/25/52	4,569,391	4,181,340
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	26,053	26,606
Series 2001-31 Class ZC, 6.5% 7/25/31	9,566	9,709
Series 2002-16 Class ZD, 6.5% 4/25/32	6,642	6,872
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.0867% 11/25/32 (b)(j)(k)	3,346	84
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	2,396	31
Series 2013-88 Class ZE, 3% 7/25/43	7,039,569	6,327,022
Series 2020-3 Class DZ, 3.5% 2/25/40	6,202,583	5,874,908
Series 2020-43 Class MA, 2% 1/25/45	935,268	863,523
Series 2020-49 Class JA, 2% 8/25/44	158,811	147,453
Series 2020-51 Class BA, 2% 6/25/46	6,121,232	5,413,038
Series 2020-80 Class BA, 1.5% 3/25/45	675,006	594,384
Series 2021-65 Class GA, 2% 7/25/49	11,217,436	9,313,391
Series 2021-85 Class L, 2.5% 8/25/48	182,337	162,466
Series 2021-95:
Class 0, 2.5% 9/25/48	289,458	258,547
Class BA, 2.5% 6/25/49	440,131	391,116
Series 2021-96:
Class AH, 2.5% 3/25/49	3,377,792	3,044,559
Class HA, 2.5% 2/25/50	293,649	261,322
Series 2022-1 Class KA, 3% 5/25/48	280,023	260,371
Series 2022-11 Class B, 3% 6/25/49	519,120	485,315
Series 2022-13:
Class HA, 3% 8/25/46	701,689	662,406
Class JA, 3% 5/25/48	396,889	372,190
Series 2022-3:
Class D, 2% 2/25/48	709,890	638,559
Class N, 2% 10/25/47	2,256,660	2,020,593
Series 2022-30 Class E, 4.5% 7/25/48	805,710	795,675
Series 2022-4 Class B, 2.5% 5/25/49	213,475	190,774
Series 2022-49 Class TC, 4% 12/25/48	253,939	246,161
Series 2022-5:
Class 0, 2.5% 6/25/48	463,924	421,220
Class BA, 2.5% 12/25/49	6,220,521	5,442,156
Class DA, 2.25% 11/25/47	1,337,389	1,207,333
Series 2022-7:
Class A, 3% 5/25/48	398,844	370,872
Class E, 2.5% 11/25/47	422,572	386,017
Series 2022-9 Class BA, 3% 5/25/48	546,456	508,165
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1767% 12/25/36 (b)(j)(k)	16,942	1,815
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9767% 5/25/37 (b)(j)(k)	8,305	988
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6367% 3/25/33 (b)(j)(k)	5,024	548
Series 2005-79 Class ZC, 5.9% 9/25/35	55,055	56,140
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.8401% 6/25/37 (b)(c)(k)	28,963	36,569
Series 2007-66 Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.8201% 7/25/37 (b)(c)(k)	5,252	5,916
Series 2010-135 Class ZA, 4.5% 12/25/40	22,592	22,912
Series 2010-150 Class ZC, 4.75% 1/25/41	228,422	229,171
Series 2010-95 Class ZC, 5% 9/25/40	474,253	480,378
Series 2011-4 Class PZ, 5% 2/25/41	81,703	80,328
Series 2011-67 Class AI, 4% 7/25/26 (j)	1,136	17
Series 2012-100 Class WI, 3% 9/25/27 (j)	55,707	1,623
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0867% 6/25/41 (b)(j)(k)	2,083	9
Series 2013-133 Class IB, 3% 4/25/32 (j)	13,310	154
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.5867% 1/25/44 (b)(j)(k)	29,740	3,340
Series 2013-51 Class GI, 3% 10/25/32 (j)	29,156	1,361
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2567% 6/25/35 (b)(j)(k)	45,548	3,669
Series 2015-42 Class IL, 6% 6/25/45 (j)	171,957	27,475
Series 2015-70 Class JC, 3% 10/25/45	226,553	216,064
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	103,611	16,690
Series 2020-45 Class JL, 3% 7/25/40	45,220	41,580
Series 2020-96 Class A, 1.5% 1/25/51	13,432,380	10,761,565
Series 2021-59 Class H, 2% 6/25/48	191,607	159,278
Series 2021-66:
Class DA, 2% 1/25/48	205,393	171,529
Class DM, 2% 1/25/48	218,274	182,287
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (b)(j)	12,905	2,372
Series 351:
Class 12, 5.5% 4/25/34 (b)(j)	7,969	1,263
Class 13, 6% 3/25/34 (j)	12,325	2,140
Series 359 Class 19, 6% 7/25/35 (b)(j)	7,141	1,299
Series 384 Class 6, 5% 7/25/37 (j)	23,545	3,873
Freddie Mac:
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	31,375	31,167
Series 2017-4746 Class PA, 4% 2/15/47	168,032	165,952
Series 2021-5141 Class JM, 1.5% 4/25/51	712,406	604,019
Series 2021-5148:
Class AD, 1.5% 10/25/51	416,468	352,614
Class PC, 1.5% 10/25/51	411,614	345,121
Series 2095 Class PE, 6% 11/15/28	27,250	27,727
Series 2104 Class PG, 6% 12/15/28	8,849	9,008
Series 2121 Class MG, 6% 2/15/29	11,764	11,980
Series 2154 Class PT, 6% 5/15/29	21,445	21,848
Series 2162 Class PH, 6% 6/15/29	2,621	2,668
Series 2520 Class BE, 6% 11/15/32	26,002	26,876
Series 2693 Class MD, 5.5% 10/15/33	379,358	384,785
Series 2802 Class OB, 6% 5/15/34	38,245	39,209
Series 3002 Class NE, 5% 7/15/35	35,337	35,980
Series 3189 Class PD, 6% 7/15/36	33,716	35,336
Series 3415 Class PC, 5% 12/15/37	12,125	12,244
Series 3832 Class PE, 5% 3/15/41	151,342	154,149
Series 4135 Class AB, 1.75% 6/15/42	23,195	21,594
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	21,181	21,048
Series 2015-4506 Class LB, 4% 4/15/44	40,685	40,420
Series 2015-4522 Class LB, 4% 6/15/44	30,526	30,315
Series 2015-4535 Class LB, 4% 8/15/44	30,348	30,140
Series 2016-4636 Class AE, 4% 7/15/42	45,606	45,322
Series 2017-4646 Class LA, 4% 9/15/45	112,937	111,773
Series 2017-4661 Class AC, 4% 4/15/43	47,098	46,691
Series 2020-4993 Class LA, 2% 8/25/44	887,839	824,787
Series 2020-5018:
Class LC, 3% 10/25/40	305,435	281,449
Class LY, 3% 10/25/40	232,018	213,740
Series 2020-5058 Class BE, 3% 11/25/50	859,935	762,366
Series 2021-5169 Class TP, 2.5% 6/25/49	343,811	305,185
Series 2021-5175 Class CB, 2.5% 4/25/50	1,061,492	942,672
Series 2021-5180 Class KA, 2.5% 10/25/47	211,865	192,818
Series 2022-5189:
Class DA, 2.5% 5/25/49	221,054	197,099
Class TP, 2.5% 5/25/49	353,778	315,826
Series 2022-5190:
Class BA, 2.5% 11/25/47	207,260	188,441
Class CA, 2.5% 5/25/49	295,765	264,008
Series 2022-5191 Class CA, 2.5% 4/25/50	248,706	219,464
Series 2022-5197:
Class A, 2.5% 6/25/49	295,766	264,008
Class DA, 2.5% 11/25/47	157,331	143,210
Series 2022-5198 Class BA, 2.5% 11/25/47	750,942	686,681
Series 2022-5199 Class 0, 3% 5/25/48	10,230,034	9,489,298
Series 2022-5200 Class C, 3% 5/25/48	2,091,977	1,969,277
Series 2022-5201 Class EB, 3% 2/25/48	6,545,058	6,118,108
Series 2022-5202:
Class AG, 3% 1/25/49	274,255	254,107
Class LB, 2.5% 10/25/47	168,632	153,614
Class UA, 3% 4/25/50	2,007,247	1,850,191
Series 2022-5248 Class A, 4% 4/15/48	1,228,718	1,210,997
Series 2024-5386 Class DC, 2% 12/25/40	6,483,868	5,876,523
Series 2114 Class ZM, 6% 1/15/29	3,725	3,795
Series 2135 Class JE, 6% 3/15/29	11,800	12,073
Series 2274 Class ZM, 6.5% 1/15/31	8,666	8,780
Series 2281 Class ZB, 6% 3/15/30	5,157	5,271
Series 2357 Class ZB, 6.5% 9/15/31	20,637	21,215
Series 2502 Class ZC, 6% 9/15/32	19,874	20,538
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.132% 2/15/36 (b)(j)(k)	11,650	1,145
Series 2013-4281 Class AI, 4% 12/15/28 (j)	709	5
Series 2017-4683 Class LM, 3% 5/15/47	202,840	194,712
Series 2020-5000 Class BA, 2% 4/25/45	676,930	621,066
Series 2020-5041 Class LB, 3% 11/25/40	519,786	479,312
Series 2021-5083 Class VA, 1% 8/15/38	760,888	718,932
Series 2021-5133 Class BA, 1.5% 7/25/41	2,352,721	1,870,994
Series 2021-5182 Class A, 2.5% 10/25/48	1,393,473	1,243,192
Series 2022-5207 Class PA, 3% 6/25/51	4,808,012	4,410,880
Series 2022-5210 Class AB, 3% 1/25/42	1,435,887	1,344,983
Series 2022-5214 Class CB, 3.25% 4/25/52	3,608,106	3,416,914
Series 2380 Class SY, 8.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.732% 11/15/31 (b)(j)(k)	16,245	744
Series 2587 Class IM, 6.5% 3/15/33 (j)	9,720	1,531
Series 2933 Class ZM, 5.75% 2/15/35	124,830	129,402
Series 2947 Class XZ, 6% 3/15/35	68,312	71,156
Series 2996 Class ZD, 5.5% 6/15/35	83,141	85,476
Series 3237 Class C, 5.5% 11/15/36	108,047	110,804
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.192% 11/15/36 (b)(j)(k)	40,524	3,785
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.112% 6/15/37 (b)(j)(k)	30,854	3,724
Series 3949 Class MK, 4.5% 10/15/34	24,006	23,943
Series 4055 Class BI, 3.5% 5/15/31 (j)	3,947	9
Series 4149 Class IO, 3% 1/15/33 (j)	16,384	1,171
Series 4314 Class AI, 5% 3/15/34 (j)	1,376	18
Series 4427 Class LI, 3.5% 2/15/34 (j)	73,482	3,264
Series 4471 Class PA 4% 12/15/40	90,307	89,215
target amortization class Series 2017-4692 Class KB, 4% 10/15/46	348,782	339,836
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	9,990	10,099
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	526,713	446,794
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	339,135	302,311
Class GC, 2% 11/25/47	169,616	151,169
Series 2021-5164 Class M, 2.5% 7/25/48	345,661	308,264
Series 4386 Class AZ, 4.5% 11/15/40	330,458	324,939
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2369% 6/16/37 (b)(j)(k)	19,128	2,072
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7916% 7/20/60 (b)(c)(l)	35,491	35,364
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7464% 9/20/60 (b)(c)(l)	31,046	30,872
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7464% 8/20/60 (b)(c)(l)	29,089	28,956
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9464% 4/20/61 (b)(c)(l)	10,084	10,066
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0964% 5/20/61 (b)(c)(l)	1,671	1,666
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8502% 1/20/49 (b)(c)	72,962	72,241
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9502% 10/20/49 (b)(c)	122,741	120,308
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.9002% 2/20/49 (b)(c)	238,050	234,402
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	5,818	311
Series 2016-69 Class WA, 3% 2/20/46	97,168	91,094
Series 2017-134 Class BA, 2.5% 11/20/46	36,200	33,348
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	54,301	54,033
Series 2010-160 Class DY, 4% 12/20/40	322,096	316,360
Series 2010-170 Class B, 4% 12/20/40	71,075	69,737
Series 2017-139 Class BA, 3% 9/20/47	395,218	360,782
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0469% 5/16/34 (b)(j)(k)	33,807	2,443
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7469% 8/17/34 (b)(j)(k)	11,224	1,039
Series 2011-52 Class HI, 7% 4/16/41 (j)	116,446	15,692
Series 2013-149 Class MA, 2.5% 5/20/40	175,399	170,913
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	2,694	2,596
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.45% 8/20/66 (b)(c)(l)	174,258	173,433
TOTAL U.S. GOVERNMENT AGENCY		122,063,988
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,388,351)		139,008,594

Commercial Mortgage Securities - 18.2%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (h)	1,454,000	1,332,339
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.487% 1/15/39 (b)(c)(h)	1,800,000	1,774,426
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (h)	259,000	240,870
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	1,557,188	1,498,670
Series 2018-BN10:
Class A4, 3.428% 2/15/61	398,505	383,393
Class ASB, 3.641% 2/15/61	599,597	589,038
Series 2018-BN15 Class A3, 4.138% 11/15/61	2,450,553	2,400,020
Series 2019-BN19 Class ASB, 3.071% 8/15/61	1,099,993	1,054,115
Series 2020-BN26 Class ASB, 2.313% 3/15/63	2,500,000	2,339,884
Series 2020-BN25 Class XB, 0.5319% 1/15/63 (b)(j)	6,959,678	144,214
Series 2021-BN33 Class XA, 1.163% 5/15/64 (b)(j)	4,817,526	231,582
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	600,000	582,045
BANK Trust sequential payer Series 2017-BNK5:
Class A5, 3.39% 6/15/60	1,480,783	1,426,409
Class ASB, 3.179% 6/15/60	339,118	331,302
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	800,000	851,997
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A1, 0.752% 9/15/54	3,261,484	3,128,282
Series 2023-C21 Class A3, 6.5064% 9/15/56 (b)	400,000	431,155
Benchmark 2024-V9 Mortgage Tru sequential payer Series 2024-V9 Class A3, 5.6019% 8/15/57	1,800,000	1,855,011
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B2 Class ASB, 3.7802% 2/15/51	561,929	552,860
Series 2018-B7 Class A4, 4.51% 5/15/53	400,000	393,508
Series 2021-B25 Class ASB, 2.271% 4/15/54	4,000,000	3,649,031
Series 2021-B28 Class A1, 0.5974% 8/15/54	3,491,869	3,331,349
Series 2023-V3 Class A3, 6.3629% 7/15/56	1,015,000	1,066,202
Series 2019-B14 Class XA, 0.8924% 12/15/62 (b)(j)	12,753,082	291,543
Series 2023-V3 Class XA, 1.0532% 7/15/56 (b)	44,595,946	1,231,825
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.2015% 9/15/26 (b)(c)(h)	752,731	731,994
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(c)(h)	2,676,000	2,662,620
Bmo 2024-5C5 Mtg Trust sequential payer Series 2024-5C5 Class A3, 5.8574% 2/15/57	700,000	728,984
BMO Mortgage Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	4,700,000	4,955,135
Series 2023-C6 Class XA, 0.9822% 9/15/56 (b)(j)	19,057,318	1,064,734
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2349% 4/15/37 (b)(c)(h)	4,039,509	4,044,558
BX Commercial Mortgage Trust:
floater:
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(c)(h)	154,000	152,508
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.1038% 5/15/38 (b)(c)(h)	504,666	499,303
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8279% 4/15/37 (b)(c)(h)	239,308	238,418
Series 2023-XL3 Class B, CME Term SOFR 1 Month Index + 2.190% 7.5277% 12/9/40 (b)(c)(h)	470,565	470,417
floater sequential payer:
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(c)(h)	2,350,534	2,324,825
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(c)(h)	3,651,806	3,640,394
Series 2019-OC11 Class XA, 0.8735% 12/9/41 (b)(h)(j)	114,700,000	3,930,608
BX Commercial Mortgage Trust 2024-Xl4:
floater Series 2024-XL5 Class B, CME Term SOFR 1 Month Index + 1.690% 7.0281% 3/15/41 (b)(c)(h)	624,298	618,839
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(c)(h)	6,877,955	6,869,357
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(h)	1,937,318	1,933,688
BX Trust:
floater:
Series 2022-IND Class B, CME Term SOFR 1 Month Index + 1.940% 7.2769% 4/15/37 (b)(c)(h)	3,896,343	3,886,670
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(c)(h)	2,398,505	2,387,985
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 1/15/34 (b)(c)(h)	2,556,710	2,535,936
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.704% 12/15/37 (b)(c)(h)	1,650,000	1,648,969
CD Mortgage Trust sequential payer:
Series 2017-CD4 Class ASB, 3.317% 5/10/50	232,941	228,526
Series 2017-CD5 Class A3, 3.171% 8/15/50	750,000	716,423
Series 2018-CD7 Class ASB, 4.213% 8/15/51	193,971	191,811
CFCRE Commercial Mortgage Trust sequential payer Series 2016-C7 Class A2, 3.5853% 12/10/54	1,583,583	1,530,829
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	4,838,234	4,650,187
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	8,600,000	8,347,053
Series 2016-P4 Class A4, 2.902% 7/10/49	3,389,000	3,248,813
Series 2017-P7 Class AAB, 3.509% 4/14/50	485,960	478,024
Series 2015-GC27 Class A5, 3.137% 2/10/48	3,100,000	3,085,565
Series 2015-GC33 Class XA, 1.0182% 9/10/58 (b)(j)	7,480,982	43,607
Series 2016-P6 Class XA, 0.692% 12/10/49 (b)(j)	6,069,961	59,132
Series 2019-GC41 Class XA, 1.1599% 8/10/56 (b)(j)	4,682,302	172,383
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,500,000	1,434,170
COMM Mortgage Trust:
sequential payer Series 2015-CR24 Class A5, 3.696% 8/10/48	1,230,000	1,211,614
Series 2014-CR20 Class XA, 0.8921% 11/10/47 (b)(j)	943,193	22
Series 2014-LC17 Class XA, 0.6896% 10/10/47 (b)(j)	2,688,269	48
Series 2014-UBS6 Class XA, 0.8612% 12/10/47 (b)(j)	2,943,189	63
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C4 Class A3, 3.5438% 11/15/48	1,692,776	1,668,564
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	213,713	209,916
DBJPM Mortgage Trust sequential payer Series 2017-C6 Class ASB, 3.121% 6/10/50	409,754	400,763
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 6.038% 1/15/41 (b)(h)	163,000	166,744
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(c)(h)	3,555,861	3,509,190
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5717% 11/15/38 (b)(c)(h)	2,207,431	2,170,225
Eqt Trust 2024-Extr sequential payer Series 2024-EXTR Class A, 5.3308% 7/5/41 (b)(h)	4,038,000	4,112,146
Fannie Mae sequential payer Series 2019-M5 Class A2, 3.273% 2/25/29	2,854,279	2,748,660
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	52,376	51,534
Series 2016-K055 Class A2, 2.673% 3/25/26	19,000,000	18,479,389
Series 2017-K070 Class A2, 3.303% 11/25/27	2,400,000	2,342,801
Series 2018-K074 Class A2, 3.6% 1/25/28	4,400,000	4,324,621
Series 2018-K732 Class A2, 3.7% 5/25/25	3,888,691	3,850,554
Series 2019-K098 Class A2, 2.425% 8/25/29	700,000	647,802
Series 2019-K735 Class A2, 2.862% 5/25/26	4,846,941	4,725,011
Series 2020-K740 Class A2, 1.47% 9/25/27	2,500,000	2,308,596
Series 2022-K750 Class A2, 3% 9/25/29	5,900,000	5,609,788
Series 2023-K751 Class A2, 4.412% 3/25/30	1,200,000	1,212,913
Series 2023-K752 Class A2, 4.284% 7/25/30	4,200,000	4,216,150
Series K069 Class A2, 3.187% 9/25/27	998,069	971,389
Series K071 Class A2, 3.286% 11/25/27	1,600,000	1,558,106
Series K072 Class A2, 3.444% 12/25/27	1,100,000	1,075,689
Series K073 Class A2, 3.35% 1/25/28	2,800,000	2,729,636
Series 2017-K068 Class A2, 3.244% 8/25/27	1,100,000	1,072,727
Series 2018-K075 Class A2, 3.65% 2/25/28	7,700,000	7,572,532
Series 2018-K081 Class A2, 3.9% 8/25/28	900,000	891,104
Series 2022 K748 Class A2, 2.26% 1/25/29	10,100,000	9,345,288
Series K076 Class A2, 3.9% 4/25/28	1,300,000	1,288,231
Series K077 Class A2, 3.85% 5/25/28	4,200,000	4,154,863
Series K084 Class A2, 3.78% 10/25/28	900,000	886,422
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.4015% 9/15/31 (b)(c)(h)	1,554,769	1,546,270
Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(c)(h)	1,116,351	1,099,627
sequential payer:
Series 2015-GC30 Class A4, 3.382% 5/10/50	2,619,000	2,581,379
Series 2017-GS8 Class AAB, 3.313% 11/10/50	258,682	253,293
Series 2018-GS10:
Class A4, 3.89% 7/10/51	1,500,000	1,455,768
Class A5, 4.155% 7/10/51	400,000	386,643
Class AAB, 4.106% 7/10/51	151,440	149,888
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,036,548	1,965,038
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,400,000	1,342,228
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	600,000	571,450
Series 2015-GC34 Class XA, 1.3458% 10/10/48 (b)(j)	3,609,095	30,743
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8256% 8/15/39 (b)(c)(h)	816,405	817,170
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	533,055	524,220
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	1,828,238	1,789,806
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4 Class ASB, 2.9941% 12/15/49	119,774	117,034
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (h)	443,741	405,440
Class XAFX, 1.2948% 7/5/33 (b)(h)(j)	3,810,547	75,417
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (h)	126,923	121,411
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 7/15/38 (b)(c)(h)	332,189	328,556
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1751% 10/15/48 (b)(j)	4,258,880	23,811
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	589,014	576,382
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.234% 8/15/33 (b)(c)(h)	704,715	575,294
sequential payer:
Series 2017-HR2:
Class A3, 3.33% 12/15/50	594,416	568,034
Class A4, 3.587% 12/15/50	560,000	537,555
Series 2018-L1:
Class A3, 4.139% 10/15/51	5,000,000	4,919,439
Class ASB, 4.238% 10/15/51	3,120,550	3,091,451
Series 2019-L2 Class A3, 3.806% 3/15/52	6,952,905	6,668,254
Series 2019-MEAD Class A, 3.17% 11/10/36 (h)	562,697	538,863
Series 2019-MEAD Class B, 3.283% 11/10/36 (b)(h)	81,443	77,179
Series 2021-L6 Class XA, 1.3148% 6/15/54 (b)(j)	1,042,452	52,627
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(c)(h)	445,701	449,601
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9355% 10/15/36 (b)(c)(h)	3,792,076	3,729,269
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(c)(h)	2,406,000	2,378,747
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(c)(h)	1,017,825	1,005,420
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5312% 11/15/38 (b)(c)(h)	907,894	896,559
Ubs Commercial Mortgage Trust sequential payer Series 2017-C4 Class ASB, 3.366% 10/15/50	436,461	427,649
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,380,509	1,353,187
Series 2018-C12 Class A4, 4.0299% 8/15/51	2,469,981	2,420,054
Series 2018-C9 Class A4, 4.117% 3/15/51	300,000	288,158
Series 2017-C7 Class XA, 1.1325% 12/15/50 (b)(j)	5,053,050	132,202
Wells Fargo Commercial Mortage Trust 20 floater Series 2024-MGP:
Class A11, CME Term SOFR 1 Month Index + 1.990% 7.3407% 8/15/41 (b)(c)(h)	600,000	598,435
Class A12, CME Term SOFR 1 Month Index + 1.690% 7.0412% 8/15/41 (b)(c)(h)	2,500,000	2,493,481
Wells Fargo Commercial Mortgage sequential payer Series 2018-C45 Class ASB, 4.147% 6/15/51	3,711,836	3,669,338
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.5031% 7/15/48 (b)(c)(h)	4,000,000	3,997,891
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6515% 5/15/31 (b)(c)(h)	13,457,000	13,114,175
sequential payer:
Series 2012-C41 Class A3, 3.21% 11/15/50	5,000,000	4,792,472
Series 2017-C38 Class ASB, 3.261% 7/15/50	196,782	193,301
Series 2017-C40 Class A3, 3.317% 10/15/50	6,565,000	6,309,065
Series 2017-C42 Class ASB, 3.488% 12/15/50	214,152	210,587
Series 2018-C46 Class ASB, 4.086% 8/15/51	2,070,395	2,048,594
Series 2018-C47:
Class A3, 4.175% 9/15/61	4,822,061	4,741,220
Class ASB, 4.365% 9/15/61	832,678	827,518
Series 2015-C31 Class XA, 1.0985% 11/15/48 (b)(j)	3,753,767	25,579
Series 2017-C42 Class XA, 1.004% 12/15/50 (b)(j)	7,279,100	167,632
Series 2018-C46 Class XA, 1.0782% 8/15/51 (b)(j)	3,694,215	84,544
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9584% 11/15/47 (b)(j)	1,639,069	41
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $282,324,138)		285,681,625

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m) (Cost $10,101,950)	10,099,930	10,101,950

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	2,600,000	34,856
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	27,800,000	836,684
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,800,000	162,364
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,300,000	65,523
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.386% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	22,500,000	751,476
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.53% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	2,300,000	88,837
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	4,500,000	64,412
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	8,300,000	94,593

TOTAL PUT OPTIONS			2,098,745
Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	2,600,000	110,371
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	27,800,000	1,461,617
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,800,000	216,149
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	5,300,000	237,141
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.386% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2035.	8/18/25	22,500,000	762,040
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.53% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring August 2034.	8/01/29	2,300,000	91,931
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	4,500,000	244,494
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	8,300,000	393,985

TOTAL CALL OPTIONS			3,517,728
TOTAL PURCHASED SWAPTIONS (Cost $5,912,538)			5,616,473

TOTAL INVESTMENT IN SECURITIES - 161.6% (Cost $2,498,674,916)	2,539,110,705
NET OTHER ASSETS (LIABILITIES) - (61.6)%	(967,689,553)
NET ASSETS - 100.0%	1,571,421,152

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/54	(6,100,000)	(5,135,879)
3% 9/1/54	(14,050,000)	(12,705,623)
3% 9/1/54	(7,250,000)	(6,556,282)
3.5% 9/1/54	(1,400,000)	(1,302,878)
3.5% 9/1/54	(3,400,000)	(3,164,132)
5% 9/1/54	(11,350,000)	(11,326,013)
5% 9/1/54	(8,950,000)	(8,931,085)
5% 9/1/54	(5,000,000)	(4,989,433)
5.5% 9/1/54	(11,450,000)	(11,523,241)
6% 9/1/54	(32,650,000)	(33,123,487)

TOTAL GINNIE MAE		(98,758,053)

Uniform Mortgage Backed Securities
2% 9/1/39	(5,800,000)	(5,244,922)
2% 9/1/39	(16,100,000)	(14,559,180)
2% 9/1/54	(60,250,000)	(49,277,909)
2% 9/1/54	(3,750,000)	(3,067,090)
2% 9/1/54	(3,750,000)	(3,067,090)
2% 9/1/54	(25,700,000)	(21,019,788)
2% 9/1/54	(21,600,000)	(17,666,437)
2% 9/1/54	(63,650,000)	(52,058,737)
2% 9/1/54	(1,900,000)	(1,553,992)
2% 9/1/54	(1,700,000)	(1,390,414)
2% 9/1/54	(6,200,000)	(5,070,922)
2% 9/1/54	(5,200,000)	(4,253,031)
2.5% 9/1/54	(38,450,000)	(32,777,122)
2.5% 9/1/54	(5,575,000)	(4,752,470)
2.5% 9/1/54	(18,700,000)	(15,941,019)
2.5% 9/1/54	(10,100,000)	(8,609,855)
2.5% 9/1/54	(3,200,000)	(2,727,875)
2.5% 9/1/54	(2,000,000)	(1,704,922)
2.5% 10/1/54	(2,825,000)	(2,411,071)
2.5% 10/1/54	(5,200,000)	(4,438,078)
2.5% 10/1/54	(9,550,000)	(8,150,702)
3% 9/1/54	(1,400,000)	(1,241,242)
3% 9/1/54	(1,625,000)	(1,440,728)
3% 9/1/54	(2,250,000)	(1,994,854)
3% 9/1/54	(3,400,000)	(3,014,445)
3% 9/1/54	(1,300,000)	(1,152,582)
3% 9/1/54	(2,500,000)	(2,216,504)
3% 9/1/54	(3,200,000)	(2,837,125)
3% 10/1/54	(2,250,000)	(1,996,787)
3.5% 9/1/54	(3,400,000)	(3,129,461)
3.5% 9/1/54	(2,300,000)	(2,116,988)
4% 9/1/54	(1,500,000)	(1,422,480)
4% 9/1/54	(3,100,000)	(2,939,793)
4.5% 9/1/54	(3,200,000)	(3,114,125)
5.5% 9/1/54	(500,000)	(503,418)
5.5% 9/1/54	(6,200,000)	(6,242,383)
6% 9/1/54	(12,100,000)	(12,322,621)
6% 9/1/54	(5,400,000)	(5,499,351)
6% 9/1/54	(13,000,000)	(13,239,179)
6% 9/1/54	(4,200,000)	(4,277,273)
6% 9/1/54	(8,800,000)	(8,961,906)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(339,405,871)

TOTAL TBA SALE COMMITMENTS (Proceeds $435,863,489)		(438,163,924)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	19	Dec 2024	3,943,391	(5,072)	(5,072)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2024	395,813	(9,904)	(9,904)

TOTAL PURCHASED					(14,976)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	196	Dec 2024	22,258,250	178,789	178,789
CBOT 5-Year U.S. Treasury Note Contracts (United States)	494	Dec 2024	54,042,828	228,664	228,664
CBOT Long Term U.S. Treasury Bond Contracts (United States)	44	Dec 2024	5,417,500	107,165	107,165

TOTAL SOLD					514,618

TOTAL FUTURES CONTRACTS					499,642
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
The notional amount of futures sold as a percentage of Net Assets is 5.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $181,356,085.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	850,000	125,471	(241,491)	(116,020)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	260,000	38,379	(59,672)	(21,293)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	250,000	36,903	(55,477)	(18,574)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	130,000	19,190	(35,532)	(16,342)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	270,000	39,855	(65,694)	(25,839)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	480,000	70,854	(114,543)	(43,689)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	520,000	76,758	(120,606)	(43,848)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	300,000	44,284	(57,880)	(13,596)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,100,000	162,374	(180,215)	(17,841)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	560,000	82,663	(157,270)	(74,607)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	41,331	(77,964)	(36,633)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	280,000	41,331	(73,558)	(32,227)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	780,000	115,138	(185,862)	(70,724)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	390,000	57,569	(95,863)	(38,294)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	120,000	17,713	(28,216)	(10,503)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	80,000	11,809	(18,306)	(6,497)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,600,000	236,180	(266,020)	(29,840)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,000,000	295,225	(335,033)	(39,808)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly	1,200,000	132,066	(194,074)	(62,008)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	400,000	44,022	(56,077)	(12,055)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	700,000	77,038	(86,214)	(9,176)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	600,000	66,033	(78,997)	(12,964)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,200,000	132,066	(167,115)	(35,049)

TOTAL BUY PROTECTION							1,964,252	(2,751,679)	(787,427)
Sell Protection
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	9,000,000	(95,578)	89,519	(6,059)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	2,700,000	(28,673)	36,799	8,126
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	2,500,000	(37,046)	49,974	12,928
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	7,700,000	(114,102)	155,034	40,932
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	1,500,000	(22,228)	23,722	1,494
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd.	0.5%	Monthly	15,710,000	(232,799)	274,166	41,367
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	2,200,000	(32,601)	44,134	11,533
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	2,200,000	(32,601)	28,977	(3,624)
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	7,700,000	(153,628)	193,439	39,811
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	1,400,000	(27,932)	29,279	1,347
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd.	0.5%	Monthly	2,300,000	(45,889)	57,413	11,524
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	2,800,000	(55,865)	71,057	15,192
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	1,900,000	(37,908)	42,893	4,985
CMBX N.A. AAA Index Series 17	NR	Dec 2056	Goldman Sachs & Co. LLC	0.5%	Monthly	1,400,000	(27,932)	35,196	7,264

TOTAL SELL PROTECTION							(944,782)	1,131,602	186,820
TOTAL CREDIT DEFAULT SWAPS							1,019,470	(1,620,077)	(600,607)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2026	69,725,000	(818,023)	0	(818,023)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2027	41,962,000	(376,036)	0	(376,036)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2029	15,602,000	(315,134)	0	(315,134)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.5%	Annual	LCH	Sep 2031	38,611,000	(889,536)	0	(889,536)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Sep 2044	13,512,000	(208,601)	0	(208,601)
TOTAL INTEREST RATE SWAPS							(2,607,330)	0	(2,607,330)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $160,160,083.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,453,807.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,356,219.
(f)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $618,774.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,110,994 or 10.6% of net assets.

(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	23,034,885	1,452,903,530	1,465,836,474	7,389,788	9	-	10,101,950	0.0%
Total	23,034,885	1,452,903,530	1,465,836,474	7,389,788	9	-	10,101,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	98,905,550	-	98,905,550	-

U.S. Government Agency - Mortgage Securities	1,919,863,289	-	1,919,863,289	-

Asset-Backed Securities	79,933,224	-	79,933,224	-

Collateralized Mortgage Obligations	139,008,594	-	139,008,587	7

Commercial Mortgage Securities	285,681,625	-	285,681,625	-

Money Market Funds	10,101,950	10,101,950	-	-

Purchased Swaptions	5,616,473	-	5,616,473	-
Total Investments in Securities:	2,539,110,705	10,101,950	2,529,008,748	7
Derivative Instruments: Assets
Futures Contracts	514,618	514,618	-	-
Swaps	1,964,252	-	1,964,252	-
Total Assets	2,478,870	514,618	1,964,252	-
Liabilities
Futures Contracts	(14,976)	(14,976)	-	-
Swaps	(3,552,112)	-	(3,552,112)	-
Total Liabilities	(3,567,088)	(14,976)	(3,552,112)	-
Total Derivative Instruments:	(1,088,218)	499,642	(1,587,860)	-
Other Financial Instruments:
TBA Sale Commitments	(438,163,924)	-	(438,163,924)	-
Total Other Financial Instruments:	(438,163,924)	-	(438,163,924)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	1,964,252	(944,782)
Total Credit Risk	1,964,252	(944,782)
Interest Rate Risk
Futures Contracts (b)	514,618	(14,976)
Purchased Swaptions (c)	5,616,473	0
Swaps (d)	0	(2,607,330)
Total Interest Rate Risk	6,131,091	(2,622,306)
Total Value of Derivatives	8,095,343	(3,567,088)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,488,572,966)	$2,529,008,755
Fidelity Central Funds (cost $10,101,950)	10,101,950

Total Investment in Securities (cost $2,498,674,916)		$2,539,110,705
Receivable for investments sold
Regular delivery		25,599
Delayed delivery		24,977
Receivable for TBA sale commitments		435,863,489
Receivable for fund shares sold		1,174,392
Interest receivable		4,864,991
Distributions receivable from Fidelity Central Funds		103,226
Receivable for daily variation margin on futures contracts		184,109
Receivable for daily variation margin on centrally cleared swaps		270,812
Bi-lateral OTC swaps, at value		1,964,252
Prepaid expenses		2,257
Total assets		2,983,588,809
Liabilities
Payable for investments purchased
Regular delivery	$8,310,988
Delayed delivery	961,896,292
TBA sale commitments, at value	438,163,924
Payable for fund shares redeemed	1,818,496
Distributions payable	508,762
Bi-lateral OTC swaps, at value	944,782
Accrued management fee	371,964
Other payables and accrued expenses	152,449
Total liabilities		1,412,167,657
Net Assets		$1,571,421,152
Net Assets consist of:
Paid in capital		$1,547,367,435
Total accumulated earnings (loss)		24,053,717
Net Assets		$1,571,421,152
Net Asset Value, offering price and redemption price per share ($1,571,421,152 ÷ 156,655,823 shares)		$10.03
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$57,511,498
Income from Fidelity Central Funds		7,389,788
Total income		64,901,286
Expenses
Management fee	$3,744,731
Custodian fees and expenses	105,402
Independent trustees' fees and expenses	3,567
Registration fees	146,789
Audit fees	104,501
Legal	890
Miscellaneous	24,674
Total expenses before reductions	4,130,554
Expense reductions	(49,566)
Total expenses after reductions		4,080,988
Net Investment income (loss)		60,820,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,160,806)
Fidelity Central Funds	9
Futures contracts	(3,158,389)
Swaps	(335,389)
Written options	41,581
Total net realized gain (loss)		(12,612,994)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50,201,563
Futures contracts	1,507,847
Swaps	(3,106,383)
TBA Sale commitments	(1,224,744)
Total change in net unrealized appreciation (depreciation)		47,378,283
Net gain (loss)		34,765,289
Net increase (decrease) in net assets resulting from operations		$95,585,587
Statement of Changes in Net Assets

	Year ended August 31, 2024	For the period May 17, 2023 (commencement of operations) through August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,820,298	$9,167,462
Net realized gain (loss)	(12,612,994)	(439,408)
Change in net unrealized appreciation (depreciation)	47,378,283	(11,951,224)
Net increase (decrease) in net assets resulting from operations	95,585,587	(3,223,170)
Distributions to shareholders	(59,865,698)	(8,443,003)

Share transactions
Proceeds from sales of shares	1,111,502,202	895,252,107
Reinvestment of distributions	56,946,077	8,422,421
Cost of shares redeemed	(484,591,556)	(40,163,815)

Net increase (decrease) in net assets resulting from share transactions	683,856,723	863,510,713
Total increase (decrease) in net assets	719,576,612	851,844,540

Net Assets
Beginning of period	851,844,540	-
End of period	$1,571,421,152	$851,844,540

Other Information
Shares
Sold	113,165,584	90,712,836
Issued in reinvestment of distributions	5,863,968	857,249
Redeemed	(49,852,837)	(4,090,977)
Net increase (decrease)	69,176,715	87,479,108

Financial Highlights
Fidelity® SAI Investment Grade Securitized Fund

Years ended August 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.452	.126
Net realized and unrealized gain (loss)	.287	(.267)
Total from investment operations	.739	(.141)
Distributions from net investment income	(.449)	(.119)
Total distributions	(.449)	(.119)
Net asset value, end of period	$10.03	$9.74
Total Return D,E	7.85%	(1.42)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.32%	.39% H,I,J
Expenses net of fee waivers, if any	.31%	.35% H
Expenses net of all reductions	.31%	.35% H
Net investment income (loss)	4.67%	4.51% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,571,421	$851,845
Portfolio turnover rate K	848%	280% L,M

AFor the period May 17, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JProxy expenses are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LAmount not annualized.
MPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity SAI Investment Grade Securitized Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,853,626
Gross unrealized depreciation	(2,571,203)
Net unrealized appreciation (depreciation)	$33,282,423
Tax Cost	$2,501,356,165

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,935,539
Capital loss carryforward	$(12,772,388)
Net unrealized appreciation (depreciation) on securities and other investments	$32,890,566

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,628,927)
Long-term	(1,143,461)
Total capital loss carryforward	$(12,772,388)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023A
Ordinary Income	$59,865,698	$ 8,443,003
Total	$59,865,698	$ 8,443,003

A For the period May 17, 2023 (commencement of operations) through August 31,2023.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity SAI Investment Grade Securitized Fund
Credit Risk
Swaps	(150,141)	(499,053)
Total Credit Risk	(150,141)	(499,053)
Interest Rate Risk
Futures Contracts	(3,158,389)	1,507,847
Purchased Options	(240,596)	(299,848)
Written Options	41,581	-
Swaps	(185,248)	(2,607,330)
Total Interest Rate Risk	(3,542,652)	(1,399,331)
Totals	(3,692,793)	(1,898,384)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Investment Grade Securitized Fund	8,855,171,948	8,577,126,157

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity SAI Investment Grade Securitized Fund	55,367,924	543,713,017
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective March 1, 2024, the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annual management fee rate was .29% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity SAI Investment Grade Securitized Fund	843
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13,048.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $36,518.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Investment Grade Securitized Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Investment Grade Securitized Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from May 17, 2023 (commencement of operations) through August 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from May 17, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 6.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $59,451,567 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908921.101
IVG-ANN-1024
Fidelity® Short-Term Bond Index Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Short-Term Bond Index Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 28.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
1.65% 2/1/28	1,030,000	939,081
1.7% 3/25/26	1,630,000	1,558,270
2.3% 6/1/27	2,980,000	2,818,597
Sprint Capital Corp. 6.875% 11/15/28	70,000	75,818
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	573,730
TELUS Corp. 3.7% 9/15/27	320,000	312,026
Verizon Communications, Inc.:
0.85% 11/20/25	1,600,000	1,529,875
1.45% 3/20/26	1,559,000	1,485,983
2.1% 3/22/28	470,000	435,254
4.329% 9/21/28	1,210,000	1,207,380
		10,936,014
Entertainment - 0.1%
Netflix, Inc.:
4.875% 4/15/28	1,070,000	1,091,223
5.875% 11/15/28	260,000	275,179
The Walt Disney Co.:
1.75% 1/13/26	760,000	733,248
3.375% 11/15/26	310,000	303,440
		2,403,090
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	850,000	819,094
1.998% 8/15/26	650,000	625,277
Baidu, Inc. 1.72% 4/9/26	1,000,000	954,250
Meta Platforms, Inc.:
3.5% 8/15/27	1,040,000	1,024,435
4.3% 8/15/29	400,000	402,705
4.6% 5/15/28	400,000	407,049
		4,232,810
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	1,130,000	1,080,928
4.2% 3/15/28	520,000	503,241
4.908% 7/23/25	83,000	82,726
5.05% 3/30/29	210,000	207,865
6.1% 6/1/29	60,000	61,991
6.15% 11/10/26	690,000	706,895
Comcast Corp.:
2.35% 1/15/27	270,000	258,208
3.15% 3/1/26	750,000	735,885
3.375% 8/15/25	940,000	928,424
3.95% 10/15/25	470,000	466,250
4.15% 10/15/28	740,000	734,622
4.55% 1/15/29	1,000,000	1,009,283
5.1% 6/1/29	1,280,000	1,321,096
Discovery Communications LLC:
4.125% 5/15/29	660,000	616,101
4.9% 3/11/26	1,190,000	1,182,939
Paramount Global:
2.9% 1/15/27	190,000	180,118
3.375% 2/15/28	200,000	186,934
TCI Communications, Inc. 7.875% 2/15/26	620,000	648,467
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	114,648
2.95% 6/15/27	820,000	792,222
3% 2/13/26	130,000	127,229
Warnermedia Holdings, Inc.:
3.755% 3/15/27	1,640,000	1,571,192
4.054% 3/15/29	270,000	252,253
		13,769,517
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.:
3.2% 3/15/27	580,000	561,108
5% 2/15/29	580,000	586,613
Sprint Corp. 7.625% 3/1/26	1,140,000	1,175,318
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	277,021
3.375% 4/15/29	1,880,000	1,786,524
3.75% 4/15/27	470,000	461,470
4.95% 3/15/28	2,000,000	2,030,220
5.375% 4/15/27	1,020,000	1,023,502
		7,901,776
TOTAL COMMUNICATION SERVICES		39,243,207
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.0%
Lear Corp. 3.8% 9/15/27	280,000	272,467
Magna International, Inc. 4.15% 10/1/25	360,000	357,514
		629,981
Automobiles - 0.6%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,398,633
1.2% 7/8/25	505,000	490,139
2.25% 1/12/29	990,000	906,293
3.5% 2/15/28	560,000	543,629
4.6% 4/17/25	700,000	698,347
5.125% 7/7/28	280,000	287,343
General Motors Financial Co., Inc.:
1.25% 1/8/26	1,070,000	1,020,942
2.7% 8/20/27	580,000	549,998
3.85% 1/5/28	280,000	272,582
4% 10/6/26	640,000	631,320
4.3% 7/13/25	840,000	834,529
5% 4/9/27	960,000	968,309
5.25% 3/1/26	590,000	592,622
5.4% 4/6/26	1,000,000	1,009,204
5.4% 5/8/27	630,000	641,533
5.55% 7/15/29	1,120,000	1,150,690
5.8% 6/23/28	400,000	413,253
5.8% 1/7/29	990,000	1,025,478
Toyota Motor Corp.:
1.339% 3/25/26	110,000	104,902
2.76% 7/2/29	1,340,000	1,257,323
5.118% 7/13/28	1,800,000	1,854,458
		16,651,527
Broadline Retail - 0.3%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,992,400
Amazon.com, Inc.:
1% 5/12/26	1,168,000	1,108,053
1.2% 6/3/27	1,440,000	1,332,078
3.15% 8/22/27	1,120,000	1,092,703
3.45% 4/13/29	680,000	664,578
4.55% 12/1/27	420,000	425,985
eBay, Inc. 1.4% 5/10/26	666,000	631,264
		7,247,061
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.:
3.8% 2/15/28	490,000	476,689
5% 2/15/26	330,000	330,730
Marriott International, Inc.:
3.125% 6/15/26	190,000	185,014
4.875% 5/15/29	1,120,000	1,133,490
5% 10/15/27	450,000	457,030
McDonald's Corp.:
1.45% 9/1/25	110,000	106,551
3.3% 7/1/25	1,310,000	1,293,980
3.5% 7/1/27	240,000	234,854
3.7% 1/30/26	110,000	108,734
3.8% 4/1/28	340,000	334,691
5% 5/17/29	670,000	688,768
Starbucks Corp.:
2.45% 6/15/26	350,000	338,258
3.8% 8/15/25	583,000	577,123
4% 11/15/28	980,000	967,789
		7,233,701
Household Durables - 0.0%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	702,436
Lennar Corp. 4.75% 11/29/27	350,000	353,112
Toll Brothers Finance Corp. 4.35% 2/15/28	370,000	365,752
		1,421,300
Leisure Products - 0.0%
Hasbro, Inc.:
3.5% 9/15/27	360,000	346,434
3.55% 11/19/26	200,000	194,560
		540,994
Specialty Retail - 0.3%
AutoNation, Inc. 1.95% 8/1/28	190,000	170,127
AutoZone, Inc.:
3.125% 4/21/26	270,000	263,566
4.5% 2/1/28	160,000	160,043
5.1% 7/15/29	360,000	367,988
Lowe's Companies, Inc.:
3.65% 4/5/29	1,420,000	1,372,493
4.8% 4/1/26	700,000	702,146
The Home Depot, Inc.:
2.125% 9/15/26	480,000	460,671
2.8% 9/14/27	1,220,000	1,173,770
3% 4/1/26	100,000	97,954
3.35% 9/15/25	720,000	711,296
3.9% 12/6/28	330,000	327,010
4.75% 6/25/29	900,000	920,149
4.9% 4/15/29	660,000	678,075
		7,405,288
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	550,000	531,256
Tapestry, Inc. 7.35% 11/27/28	600,000	629,356
VF Corp. 2.8% 4/23/27	420,000	393,249
		1,553,861
TOTAL CONSUMER DISCRETIONARY		42,683,713
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/29	1,940,000	1,975,943
Constellation Brands, Inc.:
3.7% 12/6/26	340,000	333,931
4.35% 5/9/27	250,000	249,072
4.65% 11/15/28	230,000	230,453
4.8% 1/15/29	240,000	242,450
Diageo Capital PLC 5.3% 10/24/27	650,000	667,830
Keurig Dr. Pepper, Inc.:
2.55% 9/15/26	110,000	105,835
3.4% 11/15/25	150,000	147,728
3.43% 6/15/27	340,000	330,537
4.597% 5/25/28	1,300,000	1,305,872
Molson Coors Beverage Co. 3% 7/15/26	840,000	817,021
PepsiCo, Inc.:
2.375% 10/6/26	500,000	482,925
3% 10/15/27	2,470,000	2,394,840
3.6% 2/18/28	230,000	226,277
The Coca-Cola Co.:
1.45% 6/1/27	610,000	569,938
2.9% 5/25/27	760,000	736,642
		10,817,294
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	1,000,000	993,280
Dollar Tree, Inc. 4.2% 5/15/28	940,000	922,565
Kroger Co.:
2.65% 10/15/26	120,000	115,484
3.5% 2/1/26	200,000	196,701
4.65% 9/15/29	1,000,000	999,949
Sysco Corp.:
3.25% 7/15/27	340,000	328,881
3.3% 7/15/26	590,000	577,047
Target Corp.:
2.5% 4/15/26	420,000	410,444
3.375% 4/15/29	250,000	242,762
Walmart, Inc.:
1.5% 9/22/28	1,350,000	1,230,285
3.05% 7/8/26	1,150,000	1,129,036
3.55% 6/26/25	280,000	277,801
3.9% 4/15/28	300,000	299,292
3.95% 9/9/27	800,000	801,362
		8,524,889
Food Products - 0.3%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	584,979
Campbell Soup Co. 4.15% 3/15/28	550,000	545,210
Conagra Brands, Inc.:
1.375% 11/1/27	270,000	245,045
4.6% 11/1/25	230,000	229,195
4.85% 11/1/28	1,000,000	1,008,038
Kellanova 3.4% 11/15/27	450,000	436,663
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	418,730
3.875% 5/15/27	800,000	788,876
McCormick & Co., Inc. 3.4% 8/15/27	390,000	380,105
Mondelez International, Inc. 2.625% 3/17/27	500,000	478,499
The Hershey Co. 2.3% 8/15/26	590,000	568,535
The J.M. Smucker Co. 3.375% 12/15/27	360,000	349,826
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	536,745
4% 3/1/26	550,000	544,443
5.4% 3/15/29	320,000	329,906
Unilever Capital Corp.:
2% 7/28/26	280,000	269,147
2.9% 5/5/27	730,000	706,513
3.1% 7/30/25	370,000	365,574
4.875% 9/8/28	160,000	163,750
		8,949,779
Household Products - 0.2%
Colgate-Palmolive Co. 4.8% 3/2/26	640,000	645,666
Kimberly-Clark Corp.:
1.05% 9/15/27	450,000	410,179
3.95% 11/1/28	280,000	277,891
Procter & Gamble Co.:
0.55% 10/29/25	640,000	613,693
1% 4/23/26	550,000	522,828
2.85% 8/11/27	1,080,000	1,046,412
3.95% 1/26/28	1,020,000	1,017,249
		4,533,918
Personal Care Products - 0.0%
Estee Lauder Companies, Inc. 4.375% 5/15/28	250,000	251,087
Kenvue, Inc.:
5.05% 3/22/28	590,000	606,296
5.35% 3/22/26	220,000	223,174
		1,080,557
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	390,000	375,406
4.4% 2/14/26	100,000	99,526
4.8% 2/14/29	780,000	784,477
BAT Capital Corp.:
2.259% 3/25/28	450,000	414,602
3.215% 9/6/26	200,000	194,683
3.557% 8/15/27	1,040,000	1,014,505
4.7% 4/2/27	250,000	250,769
BAT International Finance PLC:
1.668% 3/25/26	680,000	649,029
5.931% 2/2/29	370,000	388,220
Philip Morris International, Inc.:
3.125% 8/17/27	220,000	214,107
4.875% 2/15/28	500,000	507,049
5.125% 11/17/27	1,970,000	2,013,946
		6,906,319
TOTAL CONSUMER STAPLES		40,812,756
ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	660,000	627,337
Oil, Gas & Consumable Fuels - 1.4%
6297782 LLC 5.026% 10/1/29 (b)	550,000	548,784
Boardwalk Pipelines LP 4.45% 7/15/27	540,000	537,204
BP Capital Markets PLC 3.723% 11/28/28	1,380,000	1,344,992
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	272,865
3.85% 6/1/27	590,000	578,629
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	280,483
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	340,000	343,418
Cheniere Energy, Inc. 4.625% 10/15/28	970,000	958,987
Chevron Corp.:
1.995% 5/11/27	830,000	786,208
2.954% 5/16/26	810,000	792,913
3.326% 11/17/25	250,000	246,834
DCP Midstream Operating LP:
5.375% 7/15/25	64,000	63,977
5.625% 7/15/27	330,000	338,570
Enbridge, Inc.:
1.6% 10/4/26	500,000	471,118
3.7% 7/15/27	330,000	322,920
5.3% 4/5/29	600,000	616,680
Energy Transfer LP:
4.95% 6/15/28	760,000	767,876
5.25% 7/1/29	480,000	491,292
5.5% 6/1/27	100,000	101,966
5.95% 12/1/25	370,000	373,852
6.1% 12/1/28	1,460,000	1,540,351
Enterprise Products Operating LP:
4.15% 10/16/28	240,000	238,524
5.05% 1/10/26	2,000,000	2,015,978
5.25% 8/16/77 (c)	250,000	243,728
EQT Corp.:
3.9% 10/1/27	250,000	244,277
5.7% 4/1/28	380,000	390,363
Equinor ASA 2.875% 4/6/25	2,700,000	2,669,598
Exxon Mobil Corp. 2.275% 8/16/26	650,000	627,524
Hess Corp. 4.3% 4/1/27	350,000	347,605
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	574,863
4.3% 3/1/28	410,000	407,858
Marathon Oil Corp.:
4.4% 7/15/27	390,000	388,541
5.3% 4/1/29	140,000	144,211
MPLX LP:
1.75% 3/1/26	840,000	803,098
4% 3/15/28	1,070,000	1,048,979
4.25% 12/1/27	580,000	573,021
Occidental Petroleum Corp.:
5.2% 8/1/29	500,000	507,017
6.375% 9/1/28	110,000	115,388
8.5% 7/15/27	770,000	836,607
ONEOK, Inc.:
4.55% 7/15/28	590,000	588,810
5.85% 1/15/26	520,000	526,629
Ovintiv, Inc. 5.65% 5/15/28	580,000	596,897
Phillips 66 Co. 3.55% 10/1/26	390,000	382,173
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	257,969
Plains All American Pipeline LP/PAA Finance Corp.:
4.5% 12/15/26	230,000	228,895
4.65% 10/15/25	140,000	139,456
Sabine Pass Liquefaction LLC:
4.2% 3/15/28	400,000	394,869
5% 3/15/27	790,000	795,431
5.875% 6/30/26	450,000	455,962
Schlumberger Investment SA 4.5% 5/15/28	320,000	321,553
Shell International Finance BV:
2.875% 5/10/26	960,000	938,556
3.875% 11/13/28	710,000	702,217
Targa Resources Corp. 6.15% 3/1/29	650,000	686,394
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	717,781
Tennessee Gas Pipeline Co. 7% 3/15/27	540,000	568,163
The Williams Companies, Inc.:
3.75% 6/15/27	1,990,000	1,948,879
4% 9/15/25	760,000	752,955
TotalEnergies Capital International SA 3.455% 2/19/29	570,000	551,915
TransCanada PipeLines Ltd.:
4.25% 5/15/28	490,000	484,760
4.875% 1/15/26	340,000	340,333
Valero Energy Corp. 4% 4/1/29	480,000	469,477
Valero Energy Partners LP 4.5% 3/15/28	230,000	228,768
Western Midstream Operating LP:
4.5% 3/1/28	410,000	404,349
4.75% 8/15/28	240,000	238,855
		37,679,145
TOTAL ENERGY		38,306,482
FINANCIALS - 13.4%
Banks - 7.6%
Australia and New Zealand Banking Group Ltd. 5.088% 12/8/25	630,000	634,555
Banco Bilbao Vizcaya Argentaria SA:
5.381% 3/13/29	600,000	618,732
6.138% 9/14/28 (c)	200,000	207,785
Banco Santander SA:
1.722% 9/14/27 (c)	800,000	750,706
1.849% 3/25/26	1,200,000	1,145,917
3.306% 6/27/29	1,400,000	1,323,655
4.175% 3/24/28 (c)	600,000	589,939
4.379% 4/12/28	600,000	592,126
5.147% 8/18/25	200,000	200,092
5.179% 11/19/25	400,000	399,762
5.294% 8/18/27	400,000	406,705
5.538% 3/14/30 (c)	600,000	616,463
6.607% 11/7/28	200,000	215,373
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)	1,100,000	1,104,711
0.981% 9/25/25 (c)	2,000,000	1,994,027
1.319% 6/19/26 (c)	1,000,000	970,481
1.658% 3/11/27 (c)	820,000	782,870
1.734% 7/22/27 (c)	3,260,000	3,092,591
2.015% 2/13/26 (c)	1,250,000	1,231,699
2.456% 10/22/25 (c)	1,400,000	1,393,999
3.194% 7/23/30 (c)	2,980,000	2,790,012
3.419% 12/20/28 (c)	1,540,000	1,484,872
3.593% 7/21/28 (c)	1,120,000	1,090,681
3.875% 8/1/25	2,130,000	2,113,607
3.974% 2/7/30 (c)	500,000	486,591
4.25% 10/22/26	2,030,000	2,019,520
4.376% 4/27/28 (c)	1,900,000	1,889,928
4.948% 7/22/28 (c)	1,200,000	1,212,339
5.202% 4/25/29 (c)	750,000	766,156
5.819% 9/15/29 (c)	2,000,000	2,088,969
6.204% 11/10/28 (c)	800,000	838,488
Bank of America NA 5.526% 8/18/26	1,710,000	1,748,809
Bank of Montreal:
0.949% 1/22/27 (c)	100,000	95,058
1.25% 9/15/26	750,000	703,062
3.803% 12/15/32 (c)	600,000	577,845
4.7% 9/14/27	1,690,000	1,706,618
5.717% 9/25/28	140,000	146,176
Bank of Nova Scotia:
1.05% 3/2/26	590,000	560,274
1.3% 9/15/26	1,240,000	1,166,074
4.5% 12/16/25	1,300,000	1,292,142
4.75% 2/2/26	1,500,000	1,503,669
5.25% 6/12/28	260,000	267,468
Barclays PLC:
2.279% 11/24/27 (c)	1,940,000	1,836,050
2.852% 5/7/26 (c)	400,000	393,197
4.375% 1/12/26	520,000	516,926
4.836% 5/9/28	410,000	406,646
5.2% 5/12/26	800,000	802,093
5.501% 8/9/28 (c)	200,000	203,876
5.674% 3/12/28 (c)	1,410,000	1,438,847
5.69% 3/12/30 (c)	550,000	567,019
5.829% 5/9/27 (c)	600,000	608,449
6.49% 9/13/29 (c)	520,000	550,844
7.385% 11/2/28 (c)	1,000,000	1,075,388
Canadian Imperial Bank of Commerce:
1.25% 6/22/26	590,000	557,609
3.945% 8/4/25	530,000	525,965
5.26% 4/8/29	1,000,000	1,028,042
Citibank NA:
4.929% 8/6/26	4,250,000	4,285,993
5.803% 9/29/28	760,000	797,589
Citigroup, Inc.:
1.122% 1/28/27 (c)	2,100,000	1,994,254
1.462% 6/9/27 (c)	2,200,000	2,080,545
3.106% 4/8/26 (c)	2,040,000	2,013,133
3.52% 10/27/28 (c)	1,650,000	1,599,541
3.668% 7/24/28 (c)	590,000	575,274
3.887% 1/10/28 (c)	1,130,000	1,111,768
4.075% 4/23/29 (c)	650,000	639,307
4.125% 7/25/28	480,000	472,126
4.45% 9/29/27	350,000	348,351
4.6% 3/9/26	750,000	748,165
5.5% 9/13/25	1,500,000	1,507,657
Citizens Financial Group, Inc. 5.841% 1/23/30 (c)	370,000	380,368
Comerica, Inc. 5.982% 1/30/30 (c)	530,000	539,150
Commonwealth Bank of Australia New York Branch 5.316% 3/13/26	710,000	720,393
Cooperatieve Rabobank UA 4.375% 8/4/25	360,000	357,407
Cooperatieve Rabobank UA/NY 5.5% 7/18/25	1,300,000	1,309,478
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,138,406
5% 1/11/28	2,000,000	2,047,938
5.125% 9/18/28	400,000	413,601
Fifth Third Bancorp:
1.707% 11/1/27 (c)	250,000	234,290
3.95% 3/14/28	930,000	911,640
6.361% 10/27/28 (c)	500,000	522,773
HSBC Holdings PLC:
2.013% 9/22/28 (c)	3,240,000	2,990,817
2.633% 11/7/25 (c)	1,600,000	1,591,629
2.999% 3/10/26 (c)	5,000,000	4,940,246
3.973% 5/22/30 (c)	1,770,000	1,706,574
4.25% 8/18/25	444,000	440,349
4.292% 9/12/26 (c)	300,000	297,736
5.597% 5/17/28 (c)	1,710,000	1,746,778
5.887% 8/14/27 (c)	3,000,000	3,062,891
6.161% 3/9/29 (c)	400,000	418,212
Huntington National Bank:
4.552% 5/17/28 (c)	590,000	585,667
5.699% 11/18/25 (c)	830,000	829,829
ING Groep NV:
1.726% 4/1/27 (c)	484,000	461,421
4.017% 3/28/28 (c)	1,240,000	1,222,199
4.05% 4/9/29	700,000	683,966
5.335% 3/19/30 (c)	430,000	439,626
JPMorgan Chase & Co.:
1.04% 2/4/27 (c)	1,500,000	1,425,370
1.045% 11/19/26 (c)	470,000	449,023
1.47% 9/22/27 (c)	690,000	648,154
1.578% 4/22/27 (c)	3,211,000	3,055,296
2.083% 4/22/26 (c)	1,500,000	1,471,481
2.301% 10/15/25 (c)	1,200,000	1,195,229
3.2% 6/15/26	150,000	146,708
3.54% 5/1/28 (c)	510,000	497,351
3.625% 12/1/27	450,000	440,056
3.702% 5/6/30 (c)	260,000	250,376
4.005% 4/23/29 (c)	1,960,000	1,923,209
4.125% 12/15/26	460,000	456,988
4.323% 4/26/28 (c)	3,000,000	2,986,258
4.851% 7/25/28 (c)	3,700,000	3,733,257
4.995% 7/22/30 (c)	250,000	254,586
5.012% 1/23/30 (c)	730,000	742,648
5.581% 4/22/30 (c)	3,000,000	3,123,449
KeyCorp 2.25% 4/6/27	50,000	46,971
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)	210,000	199,099
2.438% 2/5/26 (c)	200,000	197,512
3.574% 11/7/28 (c)	1,310,000	1,266,049
3.75% 3/18/28 (c)	610,000	596,524
4.65% 3/24/26	330,000	327,926
5.721% 6/5/30 (c)	900,000	933,643
5.871% 3/6/29 (c)	240,000	248,627
M&T Bank Corp. 7.413% 10/30/29 (c)	180,000	196,040
Manufacturers & Traders Trust Co. 4.7% 1/27/28	1,220,000	1,212,072
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	708,522
1.538% 7/20/27 (c)	900,000	849,431
2.757% 9/13/26	1,110,000	1,071,960
3.741% 3/7/29	850,000	826,534
3.961% 3/2/28	450,000	444,049
5.017% 7/20/28 (c)	1,050,000	1,064,304
5.242% 4/19/29 (c)	300,000	306,591
5.354% 9/13/28 (c)	300,000	306,358
5.422% 2/22/29 (c)	1,000,000	1,025,183
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (c)	210,000	198,097
1.554% 7/9/27 (c)	743,000	701,401
2.226% 5/25/26 (c)	200,000	195,885
3.17% 9/11/27	430,000	413,831
5.382% 7/10/30 (c)	1,000,000	1,028,027
5.414% 9/13/28 (c)	200,000	204,684
5.778% 7/6/29 (c)	860,000	893,610
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	2,450,000	2,459,780
National Australia Bank Ltd.:
3.375% 1/14/26	800,000	788,262
3.905% 6/9/27	1,140,000	1,129,160
4.787% 1/10/29	280,000	285,463
4.9% 6/13/28	440,000	449,356
NatWest Group PLC:
3.073% 5/22/28 (c)	500,000	479,370
4.8% 4/5/26	990,000	989,913
5.516% 9/30/28 (c)	200,000	204,881
5.808% 9/13/29 (c)	1,900,000	1,974,493
5.847% 3/2/27 (c)	200,000	202,895
Oesterreichische Kontrollbank AG 0.375% 9/17/25	583,000	559,459
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	844,424
5.3% 1/21/28 (c)	1,000,000	1,017,343
5.354% 12/2/28 (c)	160,000	164,385
5.492% 5/14/30 (c)	450,000	465,319
5.582% 6/12/29 (c)	440,000	454,454
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,960,801
1.2% 4/27/26	2,080,000	1,975,464
2.05% 1/21/27	600,000	569,869
3.625% 5/4/27	520,000	511,454
4.95% 2/1/29	1,070,000	1,094,482
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	500,000	469,248
4.5% 7/17/25	1,270,000	1,261,376
6.174% 1/9/30 (c)	420,000	435,275
6.565% 6/12/29 (c)	550,000	575,661
Santander UK Group Holdings PLC:
1.532% 8/21/26 (c)	540,000	521,039
1.673% 6/14/27 (c)	420,000	396,546
3.823% 11/3/28 (c)	400,000	387,714
6.534% 1/10/29 (c)	800,000	838,662
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,458,407
2.174% 1/14/27	1,400,000	1,326,214
2.632% 7/14/26	1,520,000	1,468,239
3.01% 10/19/26	240,000	232,543
3.04% 7/16/29	1,480,000	1,378,245
3.446% 1/11/27	370,000	361,446
3.544% 1/17/28	2,190,000	2,121,234
5.52% 1/13/28	650,000	669,612
5.8% 7/13/28	300,000	313,669
Synchrony Bank:
5.4% 8/22/25	250,000	250,171
5.625% 8/23/27	500,000	507,093
The Toronto-Dominion Bank:
0.75% 1/6/26	520,000	494,438
1.2% 6/3/26	390,000	368,730
1.95% 1/12/27	1,550,000	1,470,226
3.625% 9/15/31 (c)	630,000	612,693
4.108% 6/8/27	520,000	515,401
5.156% 1/10/28	1,430,000	1,459,913
5.264% 12/11/26	1,000,000	1,017,839
5.523% 7/17/28	650,000	673,477
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,062,064
1.267% 3/2/27 (c)	937,000	885,880
6.047% 6/8/27 (c)	2,000,000	2,041,192
U.S. Bancorp:
2.375% 7/22/26	380,000	366,965
3.95% 11/17/25	2,530,000	2,508,948
5.1% 7/23/30 (c)	1,530,000	1,557,573
5.727% 10/21/26 (c)	1,000,000	1,010,164
5.775% 6/12/29 (c)	1,260,000	1,308,307
Wells Fargo & Co.:
2.188% 4/30/26 (c)	510,000	499,888
2.393% 6/2/28 (c)	2,160,000	2,037,671
2.406% 10/30/25 (c)	1,390,000	1,382,702
3% 10/23/26	100,000	97,131
3.196% 6/17/27 (c)	2,580,000	2,514,946
3.526% 3/24/28 (c)	500,000	486,862
3.55% 9/29/25	1,350,000	1,333,092
3.584% 5/22/28 (c)	600,000	583,825
3.908% 4/25/26 (c)	1,200,000	1,189,641
4.1% 6/3/26	460,000	455,503
4.54% 8/15/26 (c)	2,000,000	1,991,082
5.198% 1/23/30 (c)	970,000	990,041
5.574% 7/25/29 (c)	600,000	619,581
Westpac Banking Corp.:
2.85% 5/13/26	330,000	321,709
2.894% 2/4/30 (c)	630,000	622,856
3.35% 3/8/27	360,000	352,371
3.4% 1/25/28	1,110,000	1,078,900
4.043% 8/26/27	560,000	557,823
4.322% 11/23/31 (c)	720,000	710,235
5.05% 4/16/29	590,000	607,366
5.457% 11/18/27	420,000	434,046
5.535% 11/17/28	310,000	324,981
		211,860,436
Capital Markets - 2.6%
Affiliated Managers Group, Inc. 3.5% 8/1/25	130,000	128,200
Ares Capital Corp.:
2.15% 7/15/26	100,000	94,303
2.875% 6/15/28	750,000	685,117
3.25% 7/15/25	150,000	147,453
3.875% 1/15/26	800,000	784,704
5.875% 3/1/29	280,000	284,669
5.95% 7/15/29	300,000	305,711
Bank of New York Mellon Corp.:
0.75% 1/28/26	540,000	513,088
4.414% 7/24/26 (c)	2,000,000	1,990,831
4.543% 2/1/29 (c)	1,000,000	1,004,957
4.975% 3/14/30 (c)	300,000	306,986
6.317% 10/25/29 (c)	210,000	224,115
Bank of New York, New York 5.148% 5/22/26 (c)	1,840,000	1,843,472
Blackrock Funding, Inc. 4.6% 7/26/27	1,050,000	1,065,071
Blackstone Private Credit Fund:
2.625% 12/15/26	470,000	441,070
3.25% 3/15/27	360,000	340,907
5.95% 7/16/29 (b)	200,000	201,459
7.3% 11/27/28 (b)	230,000	243,808
Blue Owl Capital Corp.:
2.875% 6/11/28	130,000	118,853
5.95% 3/15/29	700,000	712,983
Brookfield Finance, Inc. 3.9% 1/25/28	660,000	644,743
Charles Schwab Corp.:
0.9% 3/11/26	940,000	888,302
2.45% 3/3/27	1,020,000	971,331
3.25% 5/22/29	640,000	608,436
5.643% 5/19/29 (c)	490,000	506,970
5.875% 8/24/26	1,000,000	1,024,827
6.196% 11/17/29 (c)	220,000	232,879
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	382,880
2.129% 11/24/26 (c)	1,400,000	1,348,537
2.311% 11/16/27 (c)	1,610,000	1,518,448
2.552% 1/7/28 (c)	390,000	368,797
4.875% 12/1/32 (c)	250,000	243,474
6.119% 7/14/26 (c)	170,000	171,024
6.72% 1/18/29 (c)	160,000	168,445
6.819% 11/20/29 (c)	1,000,000	1,064,080
Goldman Sachs BDC, Inc. 6.375% 3/11/27	570,000	586,243
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	550,000	538,986
1.093% 12/9/26 (c)	1,400,000	1,333,011
1.431% 3/9/27 (c)	1,660,000	1,576,238
1.948% 10/21/27 (c)	3,320,000	3,136,391
3.272% 9/29/25 (c)	800,000	798,374
3.615% 3/15/28 (c)	890,000	868,853
3.691% 6/5/28 (c)	500,000	488,172
3.75% 2/25/26	1,170,000	1,156,612
3.814% 4/23/29 (c)	1,020,000	991,263
4.223% 5/1/29 (c)	750,000	739,645
4.25% 10/21/25	370,000	367,331
4.482% 8/23/28 (c)	1,640,000	1,636,254
5.049% 7/23/30 (c)	850,000	862,698
5.727% 4/25/30 (c)	1,500,000	1,563,340
HPS Corporate Lending Fund:
6.25% 9/30/29 (b)	100,000	101,820
6.75% 1/30/29 (b)	200,000	207,075
Intercontinental Exchange, Inc.:
3.1% 9/15/27	1,060,000	1,021,663
3.625% 9/1/28 (b)	640,000	618,710
Jefferies Financial Group, Inc.:
4.85% 1/15/27	300,000	300,623
5.875% 7/21/28	290,000	300,307
Lazard Group LLC 4.5% 9/19/28	250,000	247,013
LPL Holdings, Inc. 6.75% 11/17/28	590,000	629,227
Moody's Corp. 4.25% 2/1/29	250,000	248,840
Morgan Stanley:
0.864% 10/21/25 (c)	2,300,000	2,284,853
0.985% 12/10/26 (c)	1,600,000	1,521,616
1.512% 7/20/27 (c)	4,650,000	4,385,378
1.593% 5/4/27 (c)	3,080,000	2,926,086
3.591% 7/22/28 (c)	1,350,000	1,312,287
4.35% 9/8/26	120,000	119,367
4.431% 1/23/30 (c)	460,000	457,104
5% 11/24/25	1,248,000	1,249,549
5.042% 7/19/30 (c)	1,470,000	1,495,059
5.123% 2/1/29 (c)	1,500,000	1,526,289
5.164% 4/20/29 (c)	820,000	835,442
5.656% 4/18/30 (c)	1,600,000	1,665,818
6.25% 8/9/26	140,000	144,450
NASDAQ, Inc.:
3.85% 6/30/26	270,000	267,103
5.35% 6/28/28	300,000	309,939
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,094,103
1.851% 7/16/25	1,000,000	972,444
2.172% 7/14/28	410,000	371,841
2.71% 1/22/29	200,000	183,537
5.386% 7/6/27	240,000	244,197
6.07% 7/12/28	400,000	417,230
Northern Trust Corp. 3.375% 5/8/32 (c)	250,000	242,228
S&P Global, Inc.:
2.45% 3/1/27	650,000	621,988
2.7% 3/1/29	870,000	812,874
4.75% 8/1/28	240,000	243,546
Sixth Street Specialty Lending, Inc.:
6.125% 3/1/29	160,000	164,008
6.95% 8/14/28	120,000	125,948
State Street Corp.:
1.684% 11/18/27 (c)	450,000	424,967
4.857% 1/26/26 (c)	1,000,000	998,291
5.684% 11/21/29 (c)	220,000	230,455
UBS AG:
1.25% 8/7/26	430,000	404,598
5% 7/9/27	520,000	527,292
7.5% 2/15/28	1,430,000	1,560,969
UBS Group AG 4.55% 4/17/26	920,000	916,979
		72,957,454
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	150,000	143,601
2.45% 10/29/26	2,512,000	2,394,146
3% 10/29/28	1,410,000	1,318,701
3.65% 7/21/27	150,000	145,990
4.45% 10/1/25	440,000	437,432
5.1% 1/19/29	700,000	709,656
5.75% 6/6/28	150,000	155,133
6.45% 4/15/27	732,000	761,666
Ally Financial, Inc.:
2.2% 11/2/28	870,000	780,249
6.848% 1/3/30 (c)	220,000	232,671
6.992% 6/13/29 (c)	270,000	286,363
American Express Co.:
3.3% 5/3/27	540,000	525,595
3.95% 8/1/25	1,500,000	1,488,062
5.282% 7/27/29 (c)	240,000	246,530
5.85% 11/5/27	3,980,000	4,161,310
Capital One Financial Corp.:
3.75% 7/28/26	340,000	333,087
3.8% 1/31/28	130,000	126,129
4.2% 10/29/25	640,000	632,923
4.927% 5/10/28 (c)	1,660,000	1,668,153
5.247% 7/26/30 (c)	760,000	767,790
5.468% 2/1/29 (c)	2,030,000	2,065,021
Discover Financial Services:
4.1% 2/9/27	1,340,000	1,316,908
4.5% 1/30/26	100,000	99,393
Ford Motor Credit Co. LLC:
4.95% 5/28/27	600,000	596,770
5.8% 3/8/29	500,000	509,562
6.798% 11/7/28	3,770,000	3,973,336
6.8% 5/12/28	1,005,000	1,054,362
GE Capital International Funding Co. 3.373% 11/15/25	550,000	541,316
John Deere Capital Corp.:
1.5% 3/6/28	1,380,000	1,256,646
2.35% 3/8/27	1,260,000	1,202,851
2.8% 9/8/27	1,000,000	960,885
4.75% 1/20/28	1,400,000	1,422,202
4.9% 3/3/28	300,000	306,859
4.95% 7/14/28	600,000	615,507
Synchrony Financial:
3.7% 8/4/26	220,000	214,956
4.5% 7/23/25	448,000	444,881
5.935% 8/2/30 (c)	340,000	346,080
Toyota Motor Credit Corp.:
0.8% 10/16/25	560,000	537,564
0.8% 1/9/26	1,120,000	1,067,252
3% 4/1/25	860,000	850,400
3.95% 6/30/25	1,500,000	1,490,545
4.55% 8/9/29	925,000	932,778
4.65% 1/5/29	230,000	232,713
5.4% 11/10/25	1,500,000	1,515,172
		40,869,146
Financial Services - 1.3%
AB Svensk Exportkredit 4.625% 11/28/25	3,000,000	3,006,950
Aon Corp. / Aon Global Holdings PLC 2.85% 5/28/27	220,000	211,623
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,104,145
Blue Owl Credit Income Corp. 7.75% 1/15/29	700,000	744,853
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	1,029,324
3.41% 2/11/26	790,000	778,259
CNH Industrial Capital LLC:
5.1% 4/20/29	230,000	234,507
5.5% 1/12/29	660,000	682,605
Corebridge Financial, Inc.:
3.65% 4/5/27	540,000	528,717
6.875% 12/15/52 (c)	540,000	551,655
Enact Holdings, Inc. 6.25% 5/28/29	300,000	309,369
Equitable Holdings, Inc. 4.35% 4/20/28	290,000	286,322
Essent Group Ltd. 6.25% 7/1/29	300,000	310,750
Fidelity National Information Services, Inc.:
1.15% 3/1/26	609,000	577,884
1.65% 3/1/28	500,000	452,736
Fiserv, Inc.:
3.2% 7/1/26	280,000	273,386
3.5% 7/1/29	950,000	909,683
3.85% 6/1/25	100,000	99,078
5.15% 3/15/27	840,000	854,220
5.375% 8/21/28	890,000	918,357
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,097,157
2.15% 1/15/27	200,000	189,371
3.2% 8/15/29	530,000	491,543
4.95% 8/15/27	160,000	161,760
Jackson Financial, Inc. 5.17% 6/8/27	180,000	182,448
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 5.125% 2/1/28	590,000	592,975
KfW:
0.375% 7/18/25	1,650,000	1,592,463
2.5% 11/20/24	1,590,000	1,580,859
3% 5/20/27	5,800,000	5,669,677
MasterCard, Inc.:
2.95% 6/1/29	680,000	646,098
3.3% 3/26/27	800,000	784,210
Morgan Stanley Direct Lending Fund 6.15% 5/17/29 (b)	1,000,000	1,007,871
National Rural Utilities Cooperative Finance Corp.:
3.9% 11/1/28	240,000	234,988
4.45% 3/13/26	1,500,000	1,499,476
4.85% 2/7/29	690,000	702,679
NMI Holdings, Inc. 6% 8/15/29	300,000	307,092
PayPal Holdings, Inc. 3.9% 6/1/27	170,000	168,618
Radian Group, Inc. 6.2% 5/15/29	300,000	312,401
Rexford Industrial Realty LP 5% 6/15/28	110,000	111,267
Sixth Street Lending Partners 6.5% 3/11/29 (b)	270,000	275,771
The Western Union Co. 1.35% 3/15/26	330,000	312,735
Visa, Inc.:
0.75% 8/15/27	600,000	549,218
2.75% 9/15/27	340,000	327,285
3.15% 12/14/25	2,600,000	2,559,612
Voya Financial, Inc.:
3.65% 6/15/26	140,000	137,566
4.7% 1/23/48 (c)	130,000	114,864
		35,474,427
Insurance - 0.4%
AFLAC, Inc. 2.875% 10/15/26	230,000	222,669
Allstate Corp.:
CME Term SOFR 3 Month Index + 3.190% 8.3177% 8/15/53 (c)(d)	320,000	320,800
0.75% 12/15/25	590,000	561,569
5.05% 6/24/29	350,000	358,200
American International Group, Inc. 5.75% 4/1/48 (c)	280,000	277,478
Aon Corp. 8.205% 1/1/27	230,000	247,034
Aon North America, Inc. 5.15% 3/1/29	1,000,000	1,023,891
Aon PLC 3.875% 12/15/25	570,000	565,181
Assurant, Inc. 4.9% 3/27/28	110,000	110,142
Assured Guaranty U.S. Holdings, Inc. 6.125% 9/15/28	200,000	210,787
Athene Holding Ltd. 4.125% 1/12/28	320,000	313,711
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	290,180
Chubb INA Holdings, Inc. 3.35% 5/3/26	620,000	608,941
CNA Financial Corp.:
3.45% 8/15/27	400,000	388,931
4.5% 3/1/26	510,000	508,318
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	300,000	301,539
Globe Life, Inc. 4.55% 9/15/28	180,000	177,743
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (c)	230,000	225,131
2.484% 5/19/27	520,000	496,095
Principal Financial Group, Inc. 3.7% 5/15/29	310,000	299,414
Progressive Corp. 2.5% 3/15/27	800,000	765,541
Prudential Financial, Inc.:
1.5% 3/10/26	160,000	153,315
4.5% 9/15/47 (c)	600,000	574,018
Trinity Acquisition PLC 4.4% 3/15/26	470,000	466,819
Willis Group North America, Inc. 4.65% 6/15/27	300,000	300,492
		9,767,939
TOTAL FINANCIALS		370,929,402
HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc.:
2.95% 11/21/26	1,830,000	1,778,607
3.2% 5/14/26	100,000	98,057
4.8% 3/15/29	2,030,000	2,073,775
Amgen, Inc.:
3.2% 11/2/27	1,460,000	1,410,243
5.15% 3/2/28	1,720,000	1,756,910
Gilead Sciences, Inc.:
2.95% 3/1/27	110,000	106,513
3.65% 3/1/26	210,000	207,187
		7,431,292
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
1.15% 1/30/28	620,000	563,751
3.875% 9/15/25	670,000	665,692
Baxter International, Inc. 1.915% 2/1/27	1,540,000	1,445,832
Becton, Dickinson & Co.:
3.7% 6/6/27	610,000	597,745
5.081% 6/7/29	700,000	717,163
GE Healthcare Technologies, Inc. 5.65% 11/15/27	890,000	918,983
Medtronic Global Holdings SCA 4.25% 3/30/28	290,000	290,322
Solventum Corp. 5.4% 3/1/29 (b)	690,000	704,135
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	244,573
5.35% 12/1/28	220,000	226,763
		6,374,959
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.:
3.41% 6/15/27	730,000	710,204
5.125% 2/15/29	130,000	132,923
Cencora, Inc. 3.45% 12/15/27	150,000	145,399
Centene Corp. 4.25% 12/15/27	1,890,000	1,847,853
Cigna Group:
1.25% 3/15/26	1,280,000	1,216,238
4.375% 10/15/28	910,000	904,932
4.5% 2/25/26	130,000	129,773
5% 5/15/29	470,000	479,481
CVS Health Corp.:
1.3% 8/21/27	2,020,000	1,842,750
2.875% 6/1/26	530,000	513,941
3% 8/15/26	560,000	542,433
3.25% 8/15/29	370,000	345,743
4.3% 3/25/28	2,060,000	2,035,185
Elevance Health, Inc. 3.65% 12/1/27	460,000	450,060
HCA Holdings, Inc.:
4.125% 6/15/29	1,470,000	1,434,090
4.5% 2/15/27	820,000	816,842
5.25% 6/15/26	1,730,000	1,736,039
5.375% 9/1/26	260,000	261,785
Humana, Inc.:
1.35% 2/3/27	1,115,000	1,032,885
3.125% 8/15/29	380,000	355,039
ICON Investments Six Designated Activity 5.849% 5/8/29	245,000	255,987
Laboratory Corp. of America Holdings 3.6% 9/1/27	800,000	778,605
McKesson Corp. 1.3% 8/15/26	640,000	602,175
Sabra Health Care LP 5.125% 8/15/26	210,000	210,433
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	840,611
2.95% 10/15/27	1,330,000	1,283,838
3.875% 12/15/28	300,000	295,677
4.25% 1/15/29	570,000	570,251
5.25% 2/15/28	1,250,000	1,295,702
Universal Health Services, Inc. 1.65% 9/1/26	270,000	253,596
		23,320,470
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.75% 10/15/28	130,000	118,321
4.8% 11/21/27	740,000	753,527
5% 12/5/26	330,000	335,316
		1,207,164
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	2,000,000	1,897,430
4.875% 3/3/28	590,000	602,478
AstraZeneca PLC 3.125% 6/12/27	410,000	398,701
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,052,066
3.2% 6/15/26	296,000	290,449
3.4% 7/26/29	760,000	730,311
4.9% 2/22/29	1,700,000	1,743,121
Eli Lilly & Co. 4.2% 8/14/29	860,000	861,895
Haleon U.S. Capital LLC 3.375% 3/24/27	1,230,000	1,200,025
Johnson & Johnson:
0.55% 9/1/25	1,000,000	962,216
0.95% 9/1/27	580,000	531,824
2.45% 3/1/26	640,000	624,330
2.9% 1/15/28	1,120,000	1,083,246
Merck & Co., Inc.:
1.7% 6/10/27	2,000,000	1,874,160
1.9% 12/10/28	250,000	227,918
Novartis Capital Corp.:
2% 2/14/27	580,000	551,549
3% 11/20/25	1,010,000	993,876
3.1% 5/17/27	120,000	117,034
Pfizer Investment Enterprises 4.45% 5/19/28	2,300,000	2,311,279
Pfizer, Inc.:
2.75% 6/3/26	620,000	603,537
3% 12/15/26	110,000	107,232
3.6% 9/15/28	410,000	401,346
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	11,000	10,760
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,242,092
Viatris, Inc.:
1.65% 6/22/25	240,000	233,130
2.3% 6/22/27	390,000	364,561
Zoetis, Inc.:
3% 9/12/27	480,000	460,831
3.9% 8/20/28	1,050,000	1,031,161
		22,508,558
TOTAL HEALTH CARE		60,842,443
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	180,000	172,880
2.625% 11/15/27	500,000	476,821
3.25% 4/1/25	120,000	118,814
Howmet Aerospace, Inc. 3% 1/15/29	500,000	469,748
Huntington Ingalls Industries, Inc. 2.043% 8/16/28	750,000	680,612
L3Harris Technologies, Inc.:
4.4% 6/15/28	720,000	716,914
5.4% 1/15/27	800,000	816,670
Lockheed Martin Corp.:
3.55% 1/15/26	376,000	371,455
5.1% 11/15/27	350,000	359,815
Northrop Grumman Corp.:
3.2% 2/1/27	600,000	584,105
4.6% 2/1/29	190,000	191,490
RTX Corp.:
3.5% 3/15/27	1,010,000	988,258
3.95% 8/16/25	1,320,000	1,308,592
5.75% 1/15/29	1,000,000	1,050,249
The Boeing Co.:
2.196% 2/4/26	2,740,000	2,625,390
2.75% 2/1/26	350,000	338,374
3.1% 5/1/26	100,000	96,713
3.2% 3/1/29	1,280,000	1,180,317
3.25% 2/1/28	800,000	753,706
		13,300,923
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	510,000	479,612
3.25% 4/1/26	310,000	303,699
3.4% 2/15/28	100,000	96,745
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	201,610
3.05% 11/15/27	530,000	511,299
		1,592,965
Building Products - 0.0%
Carrier Global Corp. 2.493% 2/15/27	540,000	517,572
Owens Corning 3.4% 8/15/26	260,000	254,302
		771,874
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
2.9% 7/1/26	530,000	515,444
3.95% 5/15/28	300,000	296,140
5% 11/15/29	500,000	513,326
Waste Management, Inc.:
0.75% 11/15/25	290,000	277,135
4.875% 2/15/29	410,000	420,194
4.95% 7/3/27	440,000	448,561
		2,470,800
Electrical Equipment - 0.1%
Emerson Electric Co. 2% 12/21/28	600,000	547,885
Hubbell, Inc.:
3.15% 8/15/27	260,000	250,054
3.35% 3/1/26	110,000	107,794
Regal Rexnord Corp. 6.05% 2/15/26	950,000	961,786
		1,867,519
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 3.25% 6/15/27	100,000	97,601
Canadian National Railway Co.:
2.75% 3/1/26	100,000	97,605
yankee 6.9% 7/15/28	190,000	207,995
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,069,210
CSX Corp.:
3.25% 6/1/27	340,000	331,463
3.35% 11/1/25	760,000	748,895
4.25% 3/15/29	290,000	289,445
Norfolk Southern Corp.:
2.9% 6/15/26	490,000	476,517
7.8% 5/15/27	320,000	347,274
Ryder System, Inc. 5.5% 6/1/29	1,000,000	1,034,567
Union Pacific Corp.:
2.15% 2/5/27	100,000	95,173
2.75% 3/1/26	740,000	721,567
3.75% 7/15/25	120,000	119,080
6.625% 2/1/29	730,000	799,921
		6,436,313
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	250,000	238,877
2.65% 4/15/25	55,000	54,258
2.875% 10/15/27	410,000	392,365
3% 8/7/25	350,000	344,395
3.625% 9/14/28	460,000	447,377
Honeywell International, Inc.:
1.1% 3/1/27	330,000	306,358
2.5% 11/1/26	410,000	395,782
2.7% 8/15/29	650,000	607,532
4.95% 2/15/28	350,000	360,479
Trane Technologies Financing Ltd. 3.5% 3/21/26	530,000	520,672
		3,668,095
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	680,000	620,966
1.15% 9/14/26	420,000	394,817
1.7% 1/8/27	370,000	349,494
4.85% 2/27/29	440,000	450,557
Eaton Corp. 4.35% 5/18/28	390,000	392,892
Ingersoll Rand, Inc. 5.4% 8/14/28	470,000	484,338
Parker Hannifin Corp. 4.25% 9/15/27	800,000	795,857
Stanley Black & Decker, Inc.:
3.4% 3/1/26	610,000	598,463
6% 3/6/28	1,310,000	1,373,053
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26	280,000	273,123
4.7% 9/15/28	660,000	661,950
		6,395,510
Passenger Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	870,000	877,335
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	144,640	142,845
		1,020,180
Professional Services - 0.0%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	415,110
Leidos, Inc. 3.625% 5/15/25	210,000	207,533
Thomson Reuters Corp. 3.35% 5/15/26	260,000	254,183
		876,826
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.1% 9/1/28	530,000	479,802
2.2% 1/15/27	280,000	264,732
3.375% 7/1/25	2,230,000	2,198,007
3.625% 4/1/27	180,000	174,490
3.625% 12/1/27	570,000	552,553
5.3% 6/25/26	700,000	707,848
GATX Corp. 4.55% 11/7/28	290,000	290,468
		4,667,900
TOTAL INDUSTRIALS		43,068,905
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.95% 2/28/26	670,000	656,797
4.8% 2/26/27	1,250,000	1,270,252
4.85% 2/26/29	800,000	821,891
Motorola Solutions, Inc.:
4.6% 5/23/29	500,000	501,325
5% 4/15/29	210,000	213,998
		3,464,263
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. 5.05% 4/5/29	300,000	308,343
Dell International LLC/EMC Corp.:
5.85% 7/15/25	2,110,000	2,124,959
6.02% 6/15/26	450,000	459,603
6.1% 7/15/27	480,000	501,286
Flex Ltd.:
3.75% 2/1/26	280,000	275,145
4.75% 6/15/25	100,000	99,571
Teledyne Technologies, Inc.:
1.6% 4/1/26	180,000	171,396
2.25% 4/1/28	290,000	268,155
Tyco Electronics Group SA 4.5% 2/13/26	510,000	510,853
Vontier Corp.:
1.8% 4/1/26	210,000	199,718
2.4% 4/1/28	120,000	109,758
		5,028,787
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	360,000	343,451
3.276% 12/1/28	440,000	411,911
4.25% 4/1/28	430,000	422,304
IBM Corp.:
1.7% 5/15/27	1,110,000	1,035,688
2.2% 2/9/27	1,460,000	1,387,410
3.45% 2/19/26	1,290,000	1,270,626
4.15% 7/27/27	570,000	567,979
4.5% 2/6/28	430,000	433,193
IBM International Capital 4.6% 2/5/29	510,000	514,269
		6,386,831
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 3.45% 6/15/27	370,000	362,606
Applied Materials, Inc.:
3.3% 4/1/27	630,000	615,831
4.8% 6/15/29	260,000	265,873
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	443,812
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,811,757
3.459% 9/15/26	691,000	676,608
4% 4/15/29 (b)	260,000	253,623
4.11% 9/15/28	670,000	661,835
4.75% 4/15/29	230,000	231,746
5.05% 7/12/29	1,420,000	1,447,702
Intel Corp.:
2.6% 5/19/26	100,000	96,089
3.7% 7/29/25	450,000	443,902
3.75% 3/25/27	350,000	340,633
3.75% 8/5/27	1,440,000	1,398,193
4.875% 2/10/28	150,000	149,875
Lam Research Corp. 4% 3/15/29	830,000	820,269
Marvell Technology, Inc.:
1.65% 4/15/26	270,000	257,138
2.45% 4/15/28	140,000	129,397
4.875% 6/22/28	490,000	491,298
Microchip Technology, Inc.:
4.25% 9/1/25	600,000	595,243
5.05% 3/15/29	230,000	234,493
Micron Technology, Inc.:
4.185% 2/15/27	640,000	633,627
4.975% 2/6/26	210,000	210,557
5.375% 4/15/28	350,000	357,823
NVIDIA Corp. 3.2% 9/16/26	860,000	845,049
NXP BV/NXP Funding LLC 5.55% 12/1/28	140,000	144,364
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
3.875% 6/18/26	170,000	167,644
4.4% 6/1/27	290,000	288,686
Qualcomm, Inc.:
1.3% 5/20/28	240,000	216,198
3.25% 5/20/27	1,050,000	1,024,175
Texas Instruments, Inc. 4.6% 2/15/28	730,000	740,629
		16,356,675
Software - 0.5%
Adobe, Inc. 4.8% 4/4/29	300,000	307,586
Fortinet, Inc. 1% 3/15/26	210,000	198,689
Microsoft Corp.:
2.4% 8/8/26	1,270,000	1,230,632
3.125% 11/3/25	620,000	611,610
3.3% 2/6/27	310,000	305,188
3.4% 9/15/26	350,000	345,403
Oracle Corp.:
1.65% 3/25/26	2,766,000	2,640,896
2.3% 3/25/28	610,000	566,110
2.65% 7/15/26	840,000	811,069
2.8% 4/1/27	440,000	422,886
5.8% 11/10/25	1,250,000	1,266,598
Roper Technologies, Inc.:
1% 9/15/25	518,000	498,373
3.8% 12/15/26	280,000	275,927
4.2% 9/15/28	470,000	465,704
Salesforce, Inc. 1.5% 7/15/28	1,560,000	1,414,010
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,107,131
3.9% 8/21/27	440,000	432,434
4.5% 5/15/25	100,000	99,603
4.65% 5/15/27	220,000	220,322
		13,220,171
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,059,342
0.7% 2/8/26	1,100,000	1,046,677
1.4% 8/5/28	940,000	853,899
2.45% 8/4/26	100,000	96,836
2.9% 9/12/27	460,000	445,576
3% 6/20/27	640,000	623,828
3% 11/13/27	260,000	252,891
3.25% 2/23/26	1,530,000	1,509,058
4% 5/10/28	4,650,000	4,665,903
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (c)	1,310,000	1,309,149
5.25% 7/1/28	200,000	204,628
HP, Inc.:
1.45% 6/17/26	1,000,000	947,018
3% 6/17/27	350,000	336,000
		13,350,805
TOTAL INFORMATION TECHNOLOGY		57,807,532
MATERIALS - 0.5%
Chemicals - 0.3%
Air Products & Chemicals, Inc. 4.6% 2/8/29	330,000	335,564
Albemarle Corp. 4.65% 6/1/27	220,000	219,410
Celanese U.S. Holdings LLC:
6.165% 7/15/27	1,380,000	1,423,981
6.35% 11/15/28	120,000	126,254
DuPont de Nemours, Inc. 4.725% 11/15/28	420,000	426,060
Eastman Chemical Co. 5% 8/1/29	330,000	334,837
Ecolab, Inc. 5.25% 1/15/28	570,000	588,802
Huntsman International LLC 4.5% 5/1/29	330,000	321,336
International Flavors & Fragrances, Inc. 4.45% 9/26/28	110,000	109,624
LYB International Finance III LLC 1.25% 10/1/25	800,000	769,689
Nutrien Ltd.:
4.2% 4/1/29	330,000	325,797
4.9% 3/27/28	620,000	628,337
PPG Industries, Inc. 1.2% 3/15/26	330,000	312,981
RPM International, Inc. 4.55% 3/1/29	140,000	139,068
Sherwin-Williams Co.:
3.45% 6/1/27	700,000	682,439
4.55% 3/1/28	300,000	301,075
The Dow Chemical Co. 4.8% 11/30/28	190,000	192,641
		7,237,895
Containers & Packaging - 0.1%
Amcor Group Finance 5.45% 5/23/29	400,000	411,407
Avery Dennison Corp. 4.875% 12/6/28	230,000	232,781
Berry Global, Inc.:
1.57% 1/15/26	280,000	267,715
1.65% 1/15/27	120,000	111,790
WRKCo, Inc.:
3.75% 3/15/25	400,000	396,572
3.9% 6/1/28	430,000	418,546
4.65% 3/15/26	340,000	338,469
		2,177,280
Metals & Mining - 0.1%
ArcelorMittal SA 6.55% 11/29/27	460,000	484,954
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	440,000	445,105
4.875% 2/27/26	320,000	321,391
5.1% 9/8/28	470,000	481,794
Freeport-McMoRan, Inc. 4.125% 3/1/28	590,000	579,154
Nucor Corp. 3.95% 5/1/28	250,000	247,093
Southern Copper Corp. 3.875% 4/23/25	240,000	237,600
		2,797,091
Paper & Forest Products - 0.0%
Suzano Austria GmbH 6% 1/15/29	650,000	664,138
TOTAL MATERIALS		12,876,404
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Agree LP 2% 6/15/28	120,000	108,684
Alexandria Real Estate Equities, Inc. 3.95% 1/15/28	140,000	137,079
American Homes 4 Rent LP 4.9% 2/15/29	220,000	221,151
American Tower Corp.:
1.3% 9/15/25	677,000	651,475
1.6% 4/15/26	880,000	835,975
2.75% 1/15/27	130,000	124,422
3.65% 3/15/27	690,000	674,130
4.4% 2/15/26	290,000	288,390
5.25% 7/15/28	2,210,000	2,257,162
5.8% 11/15/28	100,000	104,604
AvalonBay Communities, Inc.:
1.9% 12/1/28	90,000	81,506
2.95% 5/11/26	430,000	418,937
3.3% 6/1/29	270,000	257,085
Boston Properties, Inc.:
2.75% 10/1/26	1,390,000	1,324,312
3.65% 2/1/26	320,000	312,901
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	166,259
4.125% 6/15/26	500,000	493,991
Corporate Office Properties LP 2% 1/15/29	300,000	263,850
Crown Castle, Inc.:
1.05% 7/15/26	250,000	234,431
1.35% 7/15/25	439,000	425,715
2.9% 3/15/27	560,000	536,937
3.65% 9/1/27	370,000	359,701
3.7% 6/15/26	480,000	471,204
3.8% 2/15/28	870,000	845,507
4.45% 2/15/26	260,000	258,729
EPR Properties:
4.5% 6/1/27	500,000	489,321
4.95% 4/15/28	260,000	256,886
Equinix, Inc. 1.45% 5/15/26	491,000	465,113
ERP Operating LP 2.85% 11/1/26	610,000	590,637
Federal Realty OP LP 1.25% 2/15/26	290,000	275,489
Healthcare Realty Holdings LP 3.5% 8/1/26	240,000	234,483
Healthpeak OP, LLC:
1.35% 2/1/27	540,000	500,513
2.125% 12/1/28	160,000	144,841
Kilroy Realty LP:
4.25% 8/15/29	280,000	261,828
4.375% 10/1/25	300,000	296,705
NNN (REIT), Inc.:
3.5% 10/15/27	260,000	252,266
4% 11/15/25	240,000	237,448
Omega Healthcare Investors, Inc. 5.25% 1/15/26	910,000	910,006
Piedmont Operating Partnership LP 9.25% 7/20/28	260,000	287,458
Prologis LP:
4.375% 2/1/29	550,000	549,685
4.875% 6/15/28	500,000	508,834
Public Storage Operating Co. 1.95% 11/9/28	1,250,000	1,134,539
Realty Income Corp.:
4.625% 11/1/25	1,380,000	1,377,678
4.7% 12/15/28	730,000	736,055
4.875% 6/1/26	340,000	340,926
5.05% 1/13/26	500,000	499,979
Regency Centers LP 4.125% 3/15/28	280,000	276,414
Simon Property Group LP:
1.75% 2/1/28	260,000	238,371
3.25% 11/30/26	380,000	370,433
3.3% 1/15/26	800,000	786,048
3.375% 6/15/27	100,000	97,740
3.5% 9/1/25	360,000	355,714
Store Capital LLC 4.5% 3/15/28	400,000	389,710
UDR, Inc. 4.4% 1/26/29	250,000	247,093
Ventas Realty LP:
4.125% 1/15/26	360,000	356,214
4.4% 1/15/29	240,000	237,559
VICI Properties LP 4.75% 2/15/28	960,000	956,222
Vornado Realty LP 2.15% 6/1/26	400,000	378,408
Welltower OP LLC:
2.05% 1/15/29	780,000	700,621
4.25% 4/1/26	140,000	139,053
Weyerhaeuser Co. 6.95% 10/1/27	150,000	159,694
		27,894,121
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
4.875% 3/1/26	250,000	250,291
5.5% 4/1/29	330,000	341,278
Digital Realty Trust LP:
3.7% 8/15/27	660,000	643,780
5.55% 1/15/28	260,000	265,921
Essex Portfolio LP:
3.375% 4/15/26	240,000	234,515
3.5% 4/1/25	630,000	624,146
4% 3/1/29	160,000	155,304
Extra Space Storage LP 4% 6/15/29	570,000	552,909
Mid-America Apartments LP:
4% 11/15/25	480,000	475,114
4.2% 6/15/28	340,000	335,859
Tanger Properties LP 3.875% 7/15/27	210,000	203,969
		4,083,086
TOTAL REAL ESTATE		31,977,207
UTILITIES - 1.9%
Electric Utilities - 1.3%
AEP Texas, Inc. 3.95% 6/1/28	180,000	175,392
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	174,865
American Electric Power Co., Inc.:
1% 11/1/25	260,000	248,517
3.2% 11/13/27	510,000	489,305
4.3% 12/1/28	230,000	227,417
5.75% 11/1/27	1,000,000	1,036,652
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	215,514
Commonwealth Edison Co. 3.7% 8/15/28	660,000	644,228
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	95,510
3.2% 3/15/27	230,000	223,863
Consolidated Edison Co. of New York, Inc. 3.125% 11/15/27	360,000	346,895
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	232,936
Duke Energy Corp.:
0.9% 9/15/25	100,000	96,217
2.65% 9/1/26	340,000	328,007
3.25% 1/15/82 (c)	220,000	196,911
3.4% 6/15/29	430,000	408,664
5% 12/8/27	750,000	763,941
Duke Energy Florida LLC 3.2% 1/15/27	260,000	253,577
Duke Energy Progress LLC 3.45% 3/15/29	380,000	366,213
Edison International:
4.125% 3/15/28	360,000	352,655
4.7% 8/15/25	110,000	109,431
5.25% 11/15/28	520,000	529,118
5.75% 6/15/27	280,000	286,915
Entergy Corp. 0.9% 9/15/25	1,100,000	1,058,475
Entergy Louisiana LLC:
2.4% 10/1/26	490,000	469,895
3.12% 9/1/27	510,000	491,888
Eversource Energy:
2.9% 3/1/27	160,000	153,559
5.45% 3/1/28	1,400,000	1,435,261
5.95% 2/1/29	380,000	398,405
Exelon Corp.:
2.75% 3/15/27	600,000	576,327
3.4% 4/15/26	100,000	98,154
FirstEnergy Corp. 4.15% 7/15/27	620,000	608,195
Florida Power & Light Co.:
3.125% 12/1/25	530,000	521,390
5.05% 4/1/28	390,000	399,388
Fortis, Inc. 3.055% 10/4/26	460,000	443,742
Georgia Power Co. 4.65% 5/16/28	800,000	808,145
Interstate Power and Light Co. 3.6% 4/1/29	450,000	433,611
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,220,000	1,149,563
3.5% 4/1/29	570,000	545,069
4.625% 7/15/27	1,130,000	1,137,632
4.8% 12/1/77 (c)	150,000	139,059
4.9% 2/28/28	1,500,000	1,519,274
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	325,520
5.75% 3/15/29	230,000	242,655
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	203,738
3% 6/15/28	2,120,000	1,989,474
3.15% 1/1/26	1,470,000	1,435,177
3.3% 12/1/27	180,000	171,756
3.45% 7/1/25	240,000	236,594
3.5% 6/15/25	240,000	236,634
4.95% 6/8/25	140,000	139,583
5.45% 6/15/27	310,000	314,726
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	135,798
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	262,815
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	170,540
2.25% 9/15/26	260,000	249,135
Southern California Edison Co.:
3.7% 8/1/25	1,680,000	1,662,285
5.15% 6/1/29	550,000	565,366
5.65% 10/1/28	680,000	708,965
Southern Co.:
3.25% 7/1/26	1,890,000	1,844,760
5.15% 10/6/25	2,000,000	2,006,257
5.5% 3/15/29	1,600,000	1,665,535
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	308,049
Systems Energy Resource, Inc. 6% 4/15/28	120,000	125,370
Union Electric Co. 2.95% 6/15/27	170,000	164,105
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	407,847
3.15% 1/15/26	360,000	352,978
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	550,336
3.3% 6/1/25	100,000	98,510
		36,764,283
Gas Utilities - 0.1%
Atmos Energy Corp. 3% 6/15/27	180,000	174,022
CenterPoint Energy Resources Corp. 5.25% 3/1/28	400,000	408,616
Southern California Gas Co.:
2.6% 6/15/26	510,000	493,570
2.95% 4/15/27	460,000	443,734
Southwest Gas Corp. 5.45% 3/23/28	300,000	306,707
		1,826,649
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 3.55% 6/15/26	390,000	379,766
Southern Power Co. 4.15% 12/1/25	380,000	377,112
The AES Corp.:
1.375% 1/15/26	330,000	314,326
5.45% 6/1/28	730,000	743,501
		1,814,705
Multi-Utilities - 0.4%
Ameren Corp. 5.7% 12/1/26	500,000	511,481
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	349,266
Consumers Energy Co.:
4.7% 1/15/30	340,000	344,910
4.9% 2/15/29	150,000	153,433
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,804,711
DTE Energy Co.:
2.85% 10/1/26	100,000	96,737
3.4% 6/15/29	370,000	350,890
4.875% 6/1/28	230,000	232,541
4.95% 7/1/27	390,000	394,231
5.1% 3/1/29	280,000	285,335
National Grid PLC 5.602% 6/12/28	360,000	372,353
NiSource, Inc.:
0.95% 8/15/25	1,343,000	1,293,060
5.2% 7/1/29	280,000	286,692
5.25% 3/30/28	520,000	531,602
Public Service Enterprise Group, Inc.:
5.2% 4/1/29	620,000	636,337
5.875% 10/15/28	430,000	449,859
Puget Energy, Inc. 2.379% 6/15/28	310,000	283,263
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	272,118
Sempra:
3.25% 6/15/27	1,150,000	1,112,089
3.7% 4/1/29	700,000	673,876
5.4% 8/1/26	1,500,000	1,522,091
WEC Energy Group, Inc.:
2.2% 12/15/28	610,000	556,562
4.75% 1/15/28	320,000	322,865
		12,836,302
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	270,000	260,001
TOTAL UTILITIES		53,501,940
TOTAL NONCONVERTIBLE BONDS (Cost $794,483,515)		792,049,991

U.S. Government and Government Agency Obligations - 67.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.2%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,736,428
0.5% 6/17/25	16,180,000	15,676,299
0.625% 4/22/25	6,334,000	6,177,832
1.625% 10/15/24	800,000	796,574
Federal Farm Credit Bank 4.125% 12/12/25	8,573,000	8,566,743
Federal Home Loan Bank:
0.375% 9/4/25	460,000	442,568
0.5% 4/14/25	695,000	677,889
0.79% 2/25/26	7,900,000	7,513,368
3% 3/12/27	4,900,000	4,795,484
4.5% 3/10/28	5,000,000	5,105,924
Freddie Mac:
0.375% 7/21/25	1,600,000	1,544,352
0.375% 9/23/25	1,156,000	1,108,649
1.5% 2/12/25	1,590,000	1,566,402
4.05% 8/28/25	4,000,000	3,981,314
Tennessee Valley Authority 0.75% 5/15/25	2,550,000	2,480,368
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		62,170,194
U.S. Treasury Obligations - 65.3%
U.S. Treasury Bonds 6.75% 8/15/26	1,070,000	1,129,101
U.S. Treasury Notes:
0.25% 10/31/25	5,640,000	5,385,098
0.375% 1/31/26	38,890,000	36,896,888
0.375% 7/31/27	4,980,000	4,514,098
0.5% 2/28/26	158,361,000	150,158,396
0.5% 5/31/27	850,000	777,252
0.5% 6/30/27	2,480,000	2,262,128
0.5% 8/31/27	40,000	36,311
0.5% 10/31/27	122,530,000	110,621,616
0.625% 7/31/26	65,470,000	61,482,979
0.625% 11/30/27	110,510,000	99,946,798
0.625% 12/31/27	135,680,000	122,398,201
0.75% 3/31/26	14,241,000	13,524,500
0.75% 4/30/26	24,311,000	23,036,572
0.75% 5/31/26	153,840,000	145,456,921
0.75% 8/31/26	115,090,000	108,126,156
0.75% 1/31/28	10,800,000	9,762,188
0.875% 6/30/26	993,000	939,044
1% 7/31/28	76,440,000	68,804,958
1.125% 1/15/25	5,000	4,932
1.125% 2/28/25	9,000	8,841
1.125% 10/31/26	8,164,000	7,699,035
1.125% 2/28/27	400,000	374,391
1.125% 2/29/28	52,480,000	47,953,600
1.125% 8/31/28	108,290,000	97,795,176
1.25% 4/30/28	66,530,000	60,835,967
1.25% 5/31/28	50,220,000	45,837,521
1.5% 11/30/24	5,000	4,959
1.5% 1/31/27	954,000	902,685
1.5% 11/30/28	82,340,000	75,112,735
1.875% 6/30/26	20,730,000	19,965,581
2.625% 5/31/27	1,260,000	1,221,166
2.75% 7/31/27	3,840,000	3,728,700
2.75% 5/31/29	61,350,000	58,689,902
2.875% 4/30/29	45,490,000	43,785,902
3.25% 6/30/29	32,920,000	32,185,730
3.625% 8/31/29	25,000,000	24,916,992
3.625% 8/31/29	53,350,000	53,133,266
4% 6/30/28	6,610,000	6,666,547
4% 7/31/29	22,050,000	22,307,837
4.25% 2/28/29	3,490,000	3,563,890
4.375% 7/31/26	22,690,000	22,860,175
4.375% 8/15/26	14,000,000	14,112,656
4.375% 12/15/26	1,030,000	1,041,105
4.375% 11/30/28	3,860,000	3,953,032
4.5% 7/15/26	34,970,000	35,293,746
4.5% 4/15/27	17,810,000	18,104,282
4.5% 5/15/27	10,000	10,170
4.625% 2/28/26	21,430,000	21,584,028
4.625% 6/30/26	14,270,000	14,426,078
4.625% 4/30/29	12,910,000	13,392,108
4.875% 4/30/26	71,990,000	72,920,808
4.875% 10/31/28	19,310,000	20,131,429
TOTAL U.S. TREASURY OBLIGATIONS		1,809,784,177
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,853,122,724)		1,871,954,371

Foreign Government and Government Agency Obligations - 1.4%
	Principal Amount (a)	Value ($)
Alberta Province 1% 5/20/25	2,100,000	2,048,571
British Columbia Province:
2.25% 6/2/26	800,000	774,736
4.9% 4/24/29	1,500,000	1,560,015
Chilean Republic:
2.75% 1/31/27	760,000	728,414
3.125% 3/27/25	320,000	315,174
3.24% 2/6/28	400,000	383,752
Export Development Canada 3% 5/25/27	2,350,000	2,296,044
Indonesian Republic 3.5% 1/11/28	1,000,000	972,813
Israeli State 5.375% 3/12/29	700,000	706,457
Italian Republic:
1.25% 2/17/26	910,000	867,339
2.375% 10/17/24	860,000	856,727
Japan Bank International Cooperation:
1.875% 7/21/26	5,300,000	5,078,397
4.625% 7/22/27	600,000	609,380
4.875% 10/18/28	1,000,000	1,033,281
Korean Republic:
4.5% 7/3/29	1,500,000	1,541,557
5.625% 11/3/25	120,000	121,563
Landwirtschaftliche Rentenbank 2.5% 11/15/27	2,460,000	2,359,547
Ontario Province:
0.625% 1/21/26	900,000	855,651
2.5% 4/27/26	3,690,000	3,592,178
Panamanian Republic 3.75% 3/16/25	2,100,000	2,075,535
Philippine Republic:
5.17% 10/13/27	1,000,000	1,021,250
10.625% 3/16/25	540,000	555,525
Polish Government:
3.25% 4/6/26	1,850,000	1,820,974
4.625% 3/18/29	500,000	509,610
Quebec Province:
2.5% 4/20/26	1,250,000	1,220,325
2.75% 4/12/27	1,000,000	969,730
United Mexican States:
4.125% 1/21/26	750,000	743,438
4.15% 3/28/27	470,000	463,978
5.4% 2/9/28	1,250,000	1,270,313
Uruguay Republic 4.375% 10/27/27	600,000	603,828
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,246,298)		37,956,102

Supranational Obligations - 2.0%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	2,860,000	2,695,039
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,146,536
0.5% 2/4/26	9,620,000	9,132,943
1.5% 10/18/24	300,000	298,586
Asian Infrastructure Investment Bank:
0.5% 10/30/24	3,000,000	2,978,610
3.75% 9/14/27	2,050,000	2,041,915
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	967,346
5% 1/24/29	175,000	179,345
Council of Europe Development Bank 1.375% 2/27/25	910,000	894,632
European Investment Bank:
2.5% 10/15/24	2,050,000	2,043,340
3.75% 11/15/29	7,000,000	6,978,333
Inter-American Development Bank:
0.625% 7/15/25	750,000	725,452
0.875% 4/20/26	3,000,000	2,846,694
1.5% 1/13/27	3,500,000	3,309,046
4% 1/12/28	1,900,000	1,909,196
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,892,539
0.5% 10/28/25	3,881,000	3,715,155
1.625% 1/15/25	3,187,000	3,148,144
1.875% 10/27/26	5,140,000	4,919,647
International Finance Corp.:
0.375% 7/16/25	490,000	472,935
1.375% 10/16/24	1,706,000	1,698,082
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $58,084,813)		56,993,515

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Citibank NA 5.488% 12/4/26	510,000	521,521
Fifth Third Bank, Cincinnati:
2.25% 2/1/27	250,000	236,698
3.85% 3/15/26	420,000	412,760
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (c)	1,810,000	1,823,713
KeyBank NA 5.85% 11/15/27	930,000	957,100
Morgan Stanley Bank, West Valley City Utah 4.952% 1/14/28 (c)	2,160,000	2,176,717
PNC Bank NA:
3.25% 1/22/28	640,000	614,526
4.2% 11/1/25	560,000	555,741
Truist Bank 2.636% 9/17/29 (c)	1,270,000	1,265,936
Wells Fargo Bank NA 5.45% 8/7/26	1,000,000	1,018,446
TOTAL BANK NOTES (Cost $9,512,069)		9,583,158

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $8,081,256)	8,079,640	8,081,256

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,761,530,675)	2,776,618,393
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,827,602)
NET ASSETS - 100.0%	2,772,790,791

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,163,056 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,912,342	494,059,858	498,889,436	496,666	(1,508)	-	8,081,256	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	340,867,195	340,867,195	9,054	-	-	-	0.0%
Total	12,912,342	834,927,053	839,756,631	505,720	(1,508)	-	8,081,256

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	792,049,991	-	792,049,991	-

U.S. Government and Government Agency Obligations	1,871,954,371	-	1,871,954,371	-

Foreign Government and Government Agency Obligations	37,956,102	-	37,956,102	-

Supranational Obligations	56,993,515	-	56,993,515	-

Bank Notes	9,583,158	-	9,583,158	-

Money Market Funds	8,081,256	8,081,256	-	-
Total Investments in Securities:	2,776,618,393	8,081,256	2,768,537,137	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,753,449,419)	$2,768,537,137
Fidelity Central Funds (cost $8,081,256)	8,081,256

Total Investment in Securities (cost $2,761,530,675)		$2,776,618,393
Foreign currency held at value (cost $399)		414
Receivable for investments sold		58,696,999
Receivable for fund shares sold		3,116,752
Interest receivable		16,791,742
Distributions receivable from Fidelity Central Funds		24,642
Total assets		2,855,248,942
Liabilities
Payable for investments purchased	$78,043,744
Payable for fund shares redeemed	3,289,573
Distributions payable	1,055,938
Accrued management fee	68,896
Total liabilities		82,458,151
Net Assets		$2,772,790,791
Net Assets consist of:
Paid in capital		$2,814,672,069
Total accumulated earnings (loss)		(41,881,278)
Net Assets		$2,772,790,791
Net Asset Value, offering price and redemption price per share ($2,772,790,791 ÷ 277,494,407 shares)		$9.99
Statement of Operations
Year ended August 31, 2024
Investment Income
Interest		$90,848,612
Income from Fidelity Central Funds (including $9,054 from security lending)		505,720
Total income		91,354,332
Expenses
Management fee	$732,285
Independent trustees' fees and expenses	7,276
Miscellaneous	3,801
Total expenses before reductions	743,362
Expense reductions	(1,455)
Total expenses after reductions		741,907
Net Investment income (loss)		90,612,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(23,283,863)
Fidelity Central Funds	(1,508)
Total net realized gain (loss)		(23,285,371)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	94,424,734
Assets and liabilities in foreign currencies	15
Total change in net unrealized appreciation (depreciation)		94,424,749
Net gain (loss)		71,139,378
Net increase (decrease) in net assets resulting from operations		$161,751,803
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,612,425	$63,798,421
Net realized gain (loss)	(23,285,371)	(75,255,237)
Change in net unrealized appreciation (depreciation)	94,424,749	38,684,884
Net increase (decrease) in net assets resulting from operations	161,751,803	27,228,068
Distributions to shareholders	(48,042,770)	(34,657,615)

Share transactions
Proceeds from sales of shares	993,219,603	881,235,762
Reinvestment of distributions	36,715,543	26,744,031
Cost of shares redeemed	(715,849,263)	(866,432,242)

Net increase (decrease) in net assets resulting from share transactions	314,085,883	41,547,551
Total increase (decrease) in net assets	427,794,916	34,118,004

Net Assets
Beginning of period	2,344,995,875	2,310,877,871
End of period	$2,772,790,791	$2,344,995,875

Other Information
Shares
Sold	102,218,230	92,534,476
Issued in reinvestment of distributions	3,768,129	2,808,831
Redeemed	(73,952,845)	(91,092,749)
Net increase (decrease)	32,033,514	4,250,558

Financial Highlights
Fidelity® Short-Term Bond Index Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.55	$9.58	$10.28	$10.40	$10.15
Income from Investment Operations
Net investment income (loss) A,B	.360	.263	.109	.090	.184
Net realized and unrealized gain (loss)	.271	(.150)	(.706)	(.071)	.278
Total from investment operations	.631	.113	(.597)	.019	.462
Distributions from net investment income	(.191)	(.143)	(.085)	(.090)	(.186)
Distributions from net realized gain	-	-	(.018)	(.049)	(.026)
Total distributions	(.191)	(.143)	(.103)	(.139)	(.212)
Net asset value, end of period	$9.99	$9.55	$9.58	$10.28	$10.40
Total Return C	6.68%	1.19%	(5.84)%	.19%	4.61%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	3.71%	2.76%	1.10%	.87%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,772,791	$2,344,996	$2,310,878	$2,049,402	$1,186,764
Portfolio turnover rate F	80%	79%	92%	44%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$67,228,429
Gross unrealized depreciation	(14,736,803)
Net unrealized appreciation (depreciation)	$52,491,626
Tax Cost	$2,724,126,767

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$17,492,851
Capital loss carryforward	$(111,865,772)
Net unrealized appreciation (depreciation) on securities and other investments	$52,491,641

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(42,508,492)
Long-term	(69,357,280)
Total capital loss carryforward	$(111,865,772)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$48,042,770	$ 34,657,615

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	250,376,413	258,755,074
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Short-Term Bond Index Fund	983	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,455.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Short-Term Bond Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 67.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $38,089,601 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $48,042,770 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884849.106
SDX-I-ANN-1024
Fidelity® Series Corporate Bond Fund

Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Corporate Bond Fund
Schedule of Investments August 31, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 88.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
2.25% 2/1/32	650,000	548,066
3.65% 9/15/59	223,000	157,291
3.8% 12/1/57	1,354,000	992,424
4.35% 3/1/29	900,000	896,826
Verizon Communications, Inc.:
2.355% 3/15/32	3,000,000	2,548,831
2.55% 3/21/31	289,000	254,214
3.15% 3/22/30	47,000	43,851
3.7% 3/22/61	1,300,000	957,310
4.016% 12/3/29	1,250,000	1,224,148
4.78% 2/15/35 (b)	291,000	286,940
		7,909,901
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	600,000	584,470
4.75% 9/15/44	320,000	299,497
6.65% 11/15/37	970,000	1,129,953
		2,013,920
Media - 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,583,733
5.25% 4/1/53	342,000	280,056
5.375% 5/1/47	120,000	100,073
5.5% 4/1/63	450,000	360,780
5.75% 4/1/48	1,950,000	1,692,922
6.1% 6/1/29	379,000	391,574
6.55% 6/1/34	803,000	831,817
Comcast Corp.:
2.937% 11/1/56	679,000	431,901
2.987% 11/1/63	2,211,000	1,365,768
COX Communications, Inc. 1.8% 10/1/30 (b)	740,000	616,279
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,405,086
3.95% 3/20/28	600,000	567,942
Fox Corp.:
4.709% 1/25/29	4,000	4,028
5.476% 1/25/39	504,000	502,099
Time Warner Cable LLC:
5.5% 9/1/41	952,000	823,807
5.875% 11/15/40	2,475,000	2,234,157
7.3% 7/1/38	500,000	522,913
Warnermedia Holdings, Inc.:
3.755% 3/15/27	250,000	239,511
4.054% 3/15/29	87,000	81,281
4.279% 3/15/32	2,519,000	2,201,986
5.05% 3/15/42	348,000	278,864
5.141% 3/15/52	1,040,000	791,023
5.391% 3/15/62	650,000	488,125
		17,795,725
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.:
3.8% 3/15/32	238,000	219,317
4.55% 3/15/52	1,450,000	1,228,563
5% 3/15/44	270,000	250,746
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	381,000	347,870
2.7% 3/15/32	1,382,000	1,199,005
		3,245,501
TOTAL COMMUNICATION SERVICES		30,965,047
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 1.3%
Ford Motor Co. 3.25% 2/12/32	1,400,000	1,192,416
General Motors Co. 5.95% 4/1/49	1,300,000	1,309,378
General Motors Financial Co., Inc.:
3.1% 1/12/32	1,400,000	1,220,151
5.55% 7/15/29	2,000,000	2,054,803
5.95% 4/4/34	1,700,000	1,759,312
		7,536,060
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	747,000	641,466
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	1,300,000	1,329,992
Specialty Retail - 2.0%
Advance Auto Parts, Inc.:
1.75% 10/1/27	2,313,000	2,069,459
3.9% 4/15/30	1,000,000	919,055
AutoNation, Inc.:
3.85% 3/1/32	1,900,000	1,737,436
4.75% 6/1/30	20,000	19,760
Lowe's Companies, Inc.:
3.5% 4/1/51	975,000	701,744
5.15% 7/1/33	2,150,000	2,212,969
5.625% 4/15/53	600,000	606,756
O'Reilly Automotive, Inc.:
4.2% 4/1/30	800,000	785,630
4.35% 6/1/28	75,000	74,666
Ross Stores, Inc. 1.875% 4/15/31	600,000	503,475
The Home Depot, Inc.:
1.375% 3/15/31	575,000	475,554
4.95% 6/25/34	2,050,000	2,100,745
		12,207,249
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	1,515,000	1,268,302
7% 11/27/26	200,000	206,298
7.35% 11/27/28	320,000	335,657
7.7% 11/27/30	1,000,000	1,064,804
7.85% 11/27/33	1,000,000	1,070,027
		3,945,088
TOTAL CONSUMER DISCRETIONARY		25,659,855
CONSUMER STAPLES - 3.0%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	447,223
4.9% 1/23/31	525,000	538,955
Constellation Brands, Inc.:
2.25% 8/1/31	1,600,000	1,363,663
2.875% 5/1/30	470,000	429,194
		2,779,035
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	138,000	126,595
Dollar Tree, Inc.:
3.375% 12/1/51	1,000,000	669,463
4.2% 5/15/28	375,000	368,045
		1,164,103
Food Products - 0.5%
JDE Peet's BV 2.25% 9/24/31 (b)	545,000	451,662
Smithfield Foods, Inc. 3% 10/15/30 (b)	1,432,000	1,259,935
Viterra Finance BV 4.9% 4/21/27 (b)	1,500,000	1,501,974
		3,213,571
Tobacco - 1.8%
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,128,638
2.726% 3/25/31	2,800,000	2,462,531
5.834% 2/20/31	468,000	491,224
6.421% 8/2/33	1,300,000	1,409,618
Imperial Brands Finance PLC:
3.5% 7/26/26 (b)	500,000	487,338
4.25% 7/21/25 (b)	330,000	327,081
Philip Morris International, Inc.:
5.125% 2/15/30	2,200,000	2,261,837
5.75% 11/17/32	903,000	955,509
Reynolds American, Inc. 4.45% 6/12/25	1,070,000	1,064,452
		10,588,228
TOTAL CONSUMER STAPLES		17,744,937
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.:
2.95% 7/15/30	1,071,000	969,814
6.25% 3/15/38	1,075,000	1,145,440
Cenovus Energy, Inc.:
2.65% 1/15/32	159,000	135,659
3.75% 2/15/52	480,000	349,182
5.25% 6/15/37	413,000	406,011
5.4% 6/15/47	39,000	37,417
6.75% 11/15/39	45,000	50,317
Columbia Pipelines Holding Co. LLC 6.042% 8/15/28 (b)	1,000,000	1,042,489
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	73,000	76,683
6.036% 11/15/33 (b)	197,000	207,998
6.497% 8/15/43 (b)	59,000	64,132
6.544% 11/15/53 (b)	106,000	117,558
DCP Midstream Operating LP:
5.125% 5/15/29	2,200,000	2,236,069
5.375% 7/15/25	318,000	317,887
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	582,000	540,081
3.9% 11/15/49	1,000,000	746,306
Enbridge, Inc.:
3.4% 8/1/51	900,000	638,016
4.5% 6/10/44	250,000	216,299
7.2% 6/27/54 (c)	900,000	927,739
Energy Transfer LP:
3.75% 5/15/30	3,554,000	3,361,797
4% 10/1/27	950,000	932,807
4.95% 6/15/28	650,000	656,736
6% 6/15/48	800,000	807,837
6.4% 12/1/30	1,250,000	1,352,492
EnLink Midstream LLC 5.65% 9/1/34	1,881,000	1,913,807
EQT Corp. 5.75% 2/1/34	2,864,000	2,924,934
Equinor ASA 1.75% 1/22/26	61,000	58,815
Hess Corp.:
4.3% 4/1/27	2,575,000	2,557,381
5.8% 4/1/47	1,135,000	1,177,347
6% 1/15/40	575,000	610,501
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	263,025
MPLX LP:
2.65% 8/15/30	702,000	627,420
4.95% 9/1/32	377,000	373,175
5.65% 3/1/53	2,300,000	2,246,310
Occidental Petroleum Corp.:
5.2% 8/1/29	438,000	444,147
5.375% 1/1/32	555,000	563,193
5.55% 10/1/34	406,000	412,548
ONEOK, Inc. 3.25% 6/1/30	500,000	463,287
Ovintiv, Inc.:
5.15% 11/15/41	136,000	118,569
8.125% 9/15/30	409,000	472,560
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	961,563
6.49% 1/23/27	75,000	72,760
6.5% 3/13/27	80,000	76,940
Phillips 66 Co. 4.875% 11/15/44	300,000	275,885
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	91,350
4.65% 10/15/25	1,119,000	1,114,655
5.7% 9/15/34	2,920,000	2,986,474
Suncor Energy, Inc. 6.5% 6/15/38	430,000	473,617
Targa Resources Corp. 5.5% 2/15/35	1,800,000	1,827,543
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	855,454
4.65% 8/15/32	394,000	387,583
5.3% 8/15/52	89,000	85,215
TotalEnergies Capital International SA 3.127% 5/29/50	800,000	568,887
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	23,211
Western Midstream Operating LP:
3.1% 2/1/25	1,500,000	1,482,086
4.05% 2/1/30	1,870,000	1,789,965
5.3% 3/1/48	477,000	431,140
6.15% 4/1/33	735,000	772,420
6.35% 1/15/29	182,000	191,884
		47,032,417
FINANCIALS - 33.8%
Banks - 16.9%
AIB Group PLC:
5.871% 3/28/35 (b)(c)	1,400,000	1,448,194
6.608% 9/13/29 (b)(c)	378,000	400,751
Banco Santander SA 2.749% 12/3/30	1,000,000	870,397
Bank of America Corp.:
2.299% 7/21/32 (c)	1,500,000	1,276,831
2.676% 6/19/41 (c)	1,030,000	752,778
2.972% 2/4/33 (c)	2,500,000	2,203,898
3.483% 3/13/52 (c)	950,000	725,102
4.271% 7/23/29 (c)	700,000	692,552
4.571% 4/27/33 (c)	1,600,000	1,565,301
5.015% 7/22/33 (c)	2,000,000	2,023,299
5.202% 4/25/29 (c)	5,000,000	5,107,708
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	1,025,000	1,049,123
Barclays PLC:
2.645% 6/24/31 (c)	450,000	398,129
2.894% 11/24/32 (c)	2,250,000	1,939,762
5.2% 5/12/26	1,750,000	1,754,579
5.746% 8/9/33 (c)	349,000	360,917
6.692% 9/13/34 (c)	1,800,000	1,972,863
7.437% 11/2/33 (c)	1,100,000	1,253,410
BNP Paribas SA:
1.323% 1/13/27 (b)(c)(d)	1,182,000	1,125,220
2.591% 1/20/28 (b)(c)	490,000	466,176
3.052% 1/13/31 (b)(c)	875,000	799,648
3.132% 1/20/33 (b)(c)	1,250,000	1,096,912
5.894% 12/5/34 (b)(c)	1,600,000	1,698,394
BPCE SA:
2.277% 1/20/32 (b)(c)	600,000	500,764
4.875% 4/1/26 (b)	200,000	198,751
5.975% 1/18/27 (b)(c)	3,000,000	3,037,697
6.508% 1/18/35 (b)(c)	1,400,000	1,454,369
CaixaBank SA:
5.673% 3/15/30 (b)(c)	1,400,000	1,441,258
6.037% 6/15/35 (b)(c)	1,400,000	1,458,429
Citigroup, Inc.:
4.075% 4/23/29 (c)	1,600,000	1,573,678
4.45% 9/29/27	1,200,000	1,194,348
4.91% 5/24/33 (c)	599,000	595,799
6.174% 5/25/34 (c)	283,000	298,734
Citizens Financial Group, Inc.:
2.638% 9/30/32	2,015,000	1,636,912
5.718% 7/23/32 (c)	828,000	845,151
6.645% 4/25/35 (c)	1,173,000	1,267,659
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	1,280,000	1,172,119
Cooperatieve Rabobank UA 3.75% 7/21/26	300,000	293,602
Credit Agricole SA 2.811% 1/11/41 (b)	444,000	315,677
Fifth Third Bancorp 8.25% 3/1/38	300,000	371,991
HSBC Holdings PLC:
2.357% 8/18/31 (c)	1,002,000	870,883
2.848% 6/4/31 (c)	1,800,000	1,615,749
4.762% 3/29/33 (c)	1,600,000	1,542,833
5.402% 8/11/33 (c)	815,000	835,651
7.39% 11/3/28 (c)	720,000	774,978
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	1,287,000	1,027,455
6.208% 8/21/29 (c)	1,600,000	1,681,060
ING Groep NV 4.017% 3/28/28 (c)	2,000,000	1,971,289
Intesa Sanpaolo SpA:
5.71% 1/15/26 (b)	1,126,000	1,129,775
7.2% 11/28/33 (b)	500,000	559,089
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	104,000	94,595
3.882% 7/24/38 (c)	2,725,000	2,431,084
4.203% 7/23/29 (c)	600,000	592,591
4.912% 7/25/33 (c)	3,000,000	3,016,516
5.717% 9/14/33 (c)	2,500,000	2,615,043
KBC Group NV 6.324% 9/21/34 (b)(c)	1,700,000	1,824,337
Lloyds Banking Group PLC:
4.65% 3/24/26	1,000,000	993,716
7.953% 11/15/33 (c)	1,000,000	1,157,051
National Australia Bank Ltd. 2.99% 5/21/31 (b)	1,200,000	1,051,857
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	2,200,000	2,199,123
5.582% 6/12/29 (c)	1,220,000	1,260,077
6.875% 10/20/34 (c)	1,200,000	1,351,076
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	335,000	314,396
6.499% 3/9/29 (c)	443,000	461,861
6.565% 6/12/29 (c)	1,750,000	1,831,647
Societe Generale:
1.488% 12/14/26 (b)(c)	3,300,000	3,143,659
3% 1/22/30 (b)	430,000	387,509
3.625% 3/1/41 (b)	1,300,000	926,160
6.221% 6/15/33 (b)(c)	586,000	601,882
Truist Financial Corp. 5.122% 1/26/34 (c)	700,000	696,230
U.S. Bancorp 5.775% 6/12/29 (c)	2,000,000	2,076,677
UniCredit SpA 1.982% 6/3/27 (b)(c)	1,200,000	1,139,962
Wells Fargo & Co.:
2.393% 6/2/28 (c)	800,000	754,693
4.478% 4/4/31 (c)	1,000,000	989,741
5.013% 4/4/51 (c)	700,000	670,738
5.389% 4/24/34 (c)	1,300,000	1,332,276
5.557% 7/25/34 (c)	1,300,000	1,341,602
5.574% 7/25/29 (c)	1,300,000	1,342,425
6.491% 10/23/34 (c)	1,750,000	1,927,229
Westpac Banking Corp. 5.405% 8/10/33 (c)	1,400,000	1,419,688
Zions Bancorp. NA 3.25% 10/29/29	850,000	744,885
		101,337,970
Capital Markets - 5.3%
Ares Capital Corp.:
2.15% 7/15/26	750,000	707,275
3.25% 7/15/25	1,775,000	1,744,858
3.875% 1/15/26	240,000	235,411
Ares Strategic Income Fund 6.35% 8/15/29 (b)	1,470,000	1,486,289
Athene Global Funding:
1.985% 8/19/28 (b)	1,355,000	1,216,419
2.5% 3/24/28 (b)	750,000	688,084
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (b)	523,000	331,628
Blackstone Private Credit Fund 2.7% 1/15/25	1,500,000	1,482,784
Deutsche Bank AG 4.5% 4/1/25	3,029,000	3,009,851
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	1,650,000	1,589,348
6.72% 1/18/29 (c)	270,000	284,252
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)	1,850,000	1,756,650
4.223% 5/1/29 (c)	900,000	887,574
HPS Corporate Lending Fund 6.75% 1/30/29 (b)	3,142,000	3,253,144
Morgan Stanley:
1.794% 2/13/32 (c)	740,000	615,856
2.239% 7/21/32 (c)	1,500,000	1,269,370
4.431% 1/23/30 (c)	111,000	110,301
5.164% 4/20/29 (c)	2,500,000	2,547,080
5.424% 7/21/34 (c)	641,000	658,493
5.449% 7/20/29 (c)	316,000	325,700
NASDAQ, Inc.:
5.95% 8/15/53	189,000	202,475
6.1% 6/28/63	151,000	163,510
Nuveen LLC 5.55% 1/15/30 (b)	293,000	303,769
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	354,000	362,868
UBS Group AG:
1.305% 2/2/27 (b)(c)	800,000	759,465
2.095% 2/11/32 (b)(c)	1,550,000	1,296,573
3.091% 5/14/32 (b)(c)	1,200,000	1,062,332
3.126% 8/13/30 (b)(c)	613,000	567,718
4.194% 4/1/31 (b)(c)	800,000	773,042
4.988% 8/5/33 (b)(c)	1,200,000	1,192,500
6.537% 8/12/33 (b)(c)	500,000	542,302
9.016% 11/15/33 (b)(c)	300,000	373,147
		31,800,068
Consumer Finance - 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	227,000	216,350
3% 10/29/28	237,000	221,654
3.3% 1/30/32	1,754,000	1,559,090
3.4% 10/29/33	526,000	458,562
3.85% 10/29/41	860,000	705,933
5.75% 6/6/28	1,200,000	1,241,066
6.15% 9/30/30	1,800,000	1,917,892
6.45% 4/15/27	599,000	623,276
Ally Financial, Inc.:
2.2% 11/2/28	480,000	430,482
4.75% 6/9/27	2,100,000	2,092,463
5.75% 11/20/25	910,000	912,419
6.992% 6/13/29 (c)	1,170,000	1,240,908
8% 11/1/31	717,000	818,315
Capital One Financial Corp.:
3.8% 1/31/28	11,000	10,672
5.247% 7/26/30 (c)	662,000	668,786
5.468% 2/1/29 (c)	318,000	323,486
5.817% 2/1/34 (c)	552,000	564,067
6.312% 6/8/29 (c)	1,250,000	1,307,527
7.624% 10/30/31 (c)	495,000	558,779
Discover Financial Services:
4.1% 2/9/27	39,000	38,328
6.7% 11/29/32	98,000	106,805
Ford Motor Credit Co. LLC:
3.625% 6/17/31	200,000	177,204
4.271% 1/9/27	400,000	391,940
4.95% 5/28/27	1,850,000	1,840,041
		18,426,045
Financial Services - 3.4%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	404,000	351,465
Aviation Capital Group LLC 6.75% 10/25/28 (b)	1,300,000	1,377,291
Corebridge Financial, Inc.:
3.65% 4/5/27	171,000	167,427
3.85% 4/5/29	168,000	162,194
3.9% 4/5/32	1,699,000	1,573,015
4.35% 4/5/42	45,000	38,717
4.4% 4/5/52	134,000	111,345
6.05% 9/15/33	1,600,000	1,704,057
Equitable Holdings, Inc.:
4.35% 4/20/28	700,000	691,122
5% 4/20/48	679,000	633,417
Essent Group Ltd. 6.25% 7/1/29	1,500,000	1,553,751
Fiserv, Inc. 3.5% 7/1/29	271,000	259,499
Jackson Financial, Inc.:
3.125% 11/23/31	2,257,000	1,953,149
4% 11/23/51	800,000	583,781
5.17% 6/8/27	181,000	183,461
5.67% 6/8/32	194,000	200,266
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	1,625,000	1,542,852
3% 5/15/32	1,570,000	1,341,778
4.375% 2/2/52	680,000	534,102
5.5% 1/15/30	1,600,000	1,611,598
5.75% 4/1/33	1,500,000	1,535,489
Rexford Industrial Realty LP 2.15% 9/1/31	599,000	498,360
Sixth Street Lending Partners 6.5% 3/11/29 (b)	1,751,000	1,788,425
		20,396,561
Insurance - 5.1%
AIA Group Ltd.:
3.2% 9/16/40 (b)	950,000	728,328
5.375% 4/5/34 (b)	2,800,000	2,844,533
Allianz SE 5.6% 9/3/54 (b)(c)	1,200,000	1,197,656
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	950,000	746,511
Assurant, Inc. 2.65% 1/15/32	2,100,000	1,785,861
Athene Holding Ltd.:
3.45% 5/15/52	700,000	466,956
3.95% 5/25/51	316,000	234,903
6.65% 2/1/33	800,000	871,321
Empower Finance 2020 LP:
1.776% 3/17/31 (b)	324,000	265,274
3.075% 9/17/51 (b)	540,000	361,376
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	571,000	512,629
5.625% 8/16/32	2,100,000	2,141,900
6% 12/7/33 (b)	1,400,000	1,460,916
Five Corners Funding Trust II 2.85% 5/15/30 (b)	890,000	812,293
Guardian Life Insurance Co. of America 4.85% 1/24/77 (b)	400,000	362,507
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	903,502
Intact Financial Corp. 5.459% 9/22/32 (b)	1,117,000	1,134,369
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	946,000	913,475
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	10,000	10,037
4.9% 3/15/49	834,000	789,610
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	350,000	246,730
MetLife, Inc. 5.375% 7/15/33	2,500,000	2,617,682
New York Life Insurance Co. 4.45% 5/15/69 (b)	54,000	45,728
Pacific LifeCorp 3.35% 9/15/50 (b)	700,000	497,919
Pine Street Trust III 6.223% 5/15/54 (b)	2,100,000	2,222,692
Prudential Financial, Inc. 6% 9/1/52 (c)	672,000	689,362
Reinsurance Group of America, Inc. 5.75% 9/15/34	1,700,000	1,765,746
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	199,660
Unum Group:
4.125% 6/15/51	2,220,000	1,698,534
6% 6/15/54	600,000	610,835
Willis Group North America, Inc. 5.35% 5/15/33	1,200,000	1,221,957
		30,360,802
TOTAL FINANCIALS		202,321,446
HEALTH CARE - 5.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.25% 3/2/30	222,000	229,969
5.25% 3/2/33	251,000	257,947
5.65% 3/2/53	818,000	841,323
5.75% 3/2/63	216,000	221,536
		1,550,775
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	685,522
Health Care Providers & Services - 3.5%
Centene Corp.:
2.5% 3/1/31	650,000	551,804
2.625% 8/1/31	2,645,000	2,243,639
3% 10/15/30	1,310,000	1,163,853
4.25% 12/15/27	1,025,000	1,002,143
4.625% 12/15/29	585,000	569,142
Cigna Group:
3.4% 3/15/50	500,000	356,441
4.375% 10/15/28	561,000	557,876
4.8% 8/15/38	1,907,000	1,828,648
4.9% 12/15/48	7,000	6,431
CVS Health Corp.:
5% 1/30/29	202,000	204,865
5.125% 2/21/30	2,200,000	2,234,653
5.25% 1/30/31	83,000	84,395
5.3% 6/1/33	1,900,000	1,908,115
5.875% 6/1/53	1,000,000	986,443
HCA Holdings, Inc.:
3.375% 3/15/29	439,000	414,958
3.625% 3/15/32	440,000	400,025
4.625% 3/15/52	660,000	558,451
5.125% 6/15/39	1,217,000	1,175,325
5.25% 6/15/49	240,000	222,760
Humana, Inc. 5.375% 4/15/31	345,000	353,309
ICON Investments Six Designated Activity:
5.849% 5/8/29	868,000	906,925
6% 5/8/34	1,014,000	1,067,778
Sabra Health Care LP:
3.2% 12/1/31	588,000	510,003
3.9% 10/15/29	123,000	115,101
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	895,638
Universal Health Services, Inc. 2.65% 1/15/32	1,072,000	914,720
		21,233,441
Pharmaceuticals - 1.5%
Bayer U.S. Finance II LLC 4.875% 6/25/48 (b)	1,150,000	978,711
Bayer U.S. Finance LLC:
6.5% 11/21/33 (b)	1,300,000	1,385,754
6.875% 11/21/53 (b)	400,000	435,424
Bristol-Myers Squibb Co.:
4.125% 6/15/39	138,000	124,981
5.1% 2/22/31	550,000	568,621
5.2% 2/22/34	1,100,000	1,140,980
5.5% 2/22/44	223,000	230,121
5.55% 2/22/54	757,000	781,498
5.65% 2/22/64	1,100,000	1,133,823
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	1,375,000	1,423,846
Perrigo Finance PLC 4.65% 6/15/30	600,000	579,881
		8,783,640
TOTAL HEALTH CARE		32,253,378
INDUSTRIALS - 5.4%
Aerospace & Defense - 2.2%
BAE Systems PLC:
5.25% 3/26/31 (b)	200,000	205,951
5.3% 3/26/34 (b)	800,000	820,493
5.5% 3/26/54 (b)	264,000	269,303
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,022,828
RTX Corp.:
6.1% 3/15/34	1,100,000	1,197,515
6.4% 3/15/54	1,000,000	1,147,726
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,149,806
2.75% 2/1/26	900,000	870,105
3.625% 2/1/31	2,000,000	1,809,283
3.75% 2/1/50	1,150,000	794,260
5.04% 5/1/27	900,000	901,192
5.15% 5/1/30	2,385,000	2,378,875
6.298% 5/1/29 (b)	161,000	168,141
6.388% 5/1/31 (b)	122,000	128,511
6.528% 5/1/34 (b)	130,000	137,685
6.858% 5/1/54 (b)	196,000	211,040
7.008% 5/1/64 (b)	185,000	199,249
		13,411,963
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	50,000	53,935
6.2% 3/15/54	31,000	35,149
		89,084
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	466,845
Norfolk Southern Corp. 5.35% 8/1/54	950,000	953,157
		1,420,002
Industrial Conglomerates - 0.1%
Trane Technologies Financing Ltd. 4.5% 3/21/49	300,000	267,966
Machinery - 1.1%
AGCO Corp. 5.8% 3/21/34	1,188,000	1,221,852
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	1,276,000	1,206,474
Ingersoll Rand, Inc.:
5.314% 6/15/31	1,400,000	1,448,119
5.4% 8/14/28	629,000	648,189
5.45% 6/15/34	1,400,000	1,456,037
5.7% 8/14/33	697,000	735,218
		6,715,889
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	125,559	118,457
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	265,609	234,822
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/33	146,593	134,958
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	88,207	83,427
		571,664
Professional Services - 0.3%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	1,488,000	1,575,182
Trading Companies & Distributors - 0.3%
Air Lease Corp. 2.875% 1/15/32	1,900,000	1,645,286
Transportation Infrastructure - 1.1%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	1,601,000	1,481,211
4.375% 5/1/26 (b)	110,000	108,352
5.75% 3/1/29 (b)	4,300,000	4,403,589
6.375% 5/4/28 (b)	440,000	457,371
		6,450,523
TOTAL INDUSTRIALS		32,147,559
INFORMATION TECHNOLOGY - 5.0%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. 5.25% 4/5/34	937,000	964,118
Dell International LLC/EMC Corp.:
3.45% 12/15/51	253,000	180,301
6.2% 7/15/30	950,000	1,023,801
Vontier Corp.:
1.8% 4/1/26	3,000,000	2,853,107
2.95% 4/1/31	1,169,000	1,011,089
		6,032,416
IT Services - 0.6%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	1,054,000	1,005,550
5.1% 3/1/30	589,000	591,721
5.55% 8/22/34	1,800,000	1,815,120
		3,412,391
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	854,000	785,074
2.45% 2/15/31 (b)	460,000	401,366
2.6% 2/15/33 (b)	1,617,000	1,355,521
3.469% 4/15/34 (b)	1,500,000	1,325,431
3.5% 2/15/41 (b)	371,000	296,426
3.75% 2/15/51 (b)	174,000	135,259
5.05% 7/12/29	1,105,000	1,126,557
5.15% 11/15/31	1,800,000	1,838,814
Marvell Technology, Inc.:
2.45% 4/15/28	1,500,000	1,386,394
5.75% 2/15/29	750,000	781,562
5.95% 9/15/33	591,000	627,730
Micron Technology, Inc.:
2.703% 4/15/32	1,100,000	942,391
4.185% 2/15/27	1,250,000	1,237,553
5.3% 1/15/31	1,556,000	1,595,280
NVIDIA Corp. 3.7% 4/1/60	1,050,000	852,711
		14,688,069
Software - 0.9%
Oracle Corp.:
2.3% 3/25/28	529,000	490,938
2.875% 3/25/31	1,300,000	1,163,291
3.95% 3/25/51	1,880,000	1,453,743
4% 11/15/47	375,000	296,319
Roper Technologies, Inc. 2% 6/30/30	2,035,000	1,765,862
		5,170,153
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 2.8% 2/8/61	700,000	459,186
TOTAL INFORMATION TECHNOLOGY		29,762,215
MATERIALS - 1.8%
Chemicals - 1.4%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	2,000,000	2,063,740
6.35% 11/15/28	256,000	269,341
6.55% 11/15/30	259,000	277,752
6.7% 11/15/33	151,000	163,231
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	1,825,000	1,674,198
3.468% 12/1/50 (b)	525,000	363,773
5% 9/26/48	850,000	763,475
Sherwin-Williams Co. 4.5% 6/1/47	375,000	332,340
The Dow Chemical Co. 5.15% 2/15/34	1,900,000	1,920,414
Westlake Corp. 3.375% 6/15/30	900,000	842,034
		8,670,298
Containers & Packaging - 0.3%
Avery Dennison Corp. 4.875% 12/6/28	50,000	50,605
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)	1,700,000	1,748,314
		1,798,919
Metals & Mining - 0.1%
Vale Overseas Ltd. 6.4% 6/28/54	510,000	520,200
TOTAL MATERIALS		10,989,417
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree LP:
2% 6/15/28	2,100,000	1,901,967
4.8% 10/1/32	1,065,000	1,045,654
5.625% 6/15/34	1,400,000	1,444,005
Alexandria Real Estate Equities, Inc. 1.875% 2/1/33	950,000	745,534
American Homes 4 Rent LP 5.5% 7/15/34	584,000	595,734
Brixmor Operating Partnership LP:
2.25% 4/1/28	410,000	375,441
4.05% 7/1/30	148,000	141,776
Corporate Office Properties LP:
2% 1/15/29	904,000	795,067
2.25% 3/15/26	52,000	49,857
2.75% 4/15/31	414,000	355,103
2.9% 12/1/33	1,600,000	1,308,671
Crown Castle, Inc. 3.25% 1/15/51	450,000	312,171
GLP Capital LP/GLP Financing II, Inc. 5.625% 9/15/34	1,800,000	1,819,699
Hudson Pacific Properties LP:
3.95% 11/1/27	3,400,000	3,020,148
5.95% 2/15/28	1,900,000	1,697,061
Invitation Homes Operating Partnership LP:
2% 8/15/31	600,000	495,402
4.15% 4/15/32	269,000	253,460
Kite Realty Group LP 5.5% 3/1/34	90,000	91,236
Kite Realty Group Trust 4.75% 9/15/30	277,000	274,349
NNN (REIT), Inc. 5.6% 10/15/33	1,900,000	1,953,561
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	278,000	235,224
3.375% 2/1/31	1,402,000	1,249,783
4.5% 4/1/27	1,000,000	988,062
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/34	92,000	94,728
Piedmont Operating Partnership LP:
2.75% 4/1/32	86,000	67,576
6.875% 7/15/29	265,000	275,314
Realty Income Corp.:
2.85% 12/15/32	30,000	25,794
3.25% 1/15/31	30,000	27,553
Store Capital LLC 2.7% 12/1/31	1,675,000	1,405,596
Sun Communities Operating LP:
2.3% 11/1/28	97,000	87,731
2.7% 7/15/31	250,000	214,091
4.2% 4/15/32	1,800,000	1,669,389
5.7% 1/15/33	1,100,000	1,119,753
UDR, Inc.:
2.1% 8/1/32	939,000	762,834
2.1% 6/15/33	374,000	294,754
Ventas Realty LP 2.5% 9/1/31	729,000	622,975
VICI Properties LP:
4.75% 2/15/28	378,000	376,513
4.95% 2/15/30	1,100,000	1,096,053
5.125% 5/15/32	2,578,000	2,548,358
5.75% 4/1/34	69,000	71,074
Vornado Realty LP:
2.15% 6/1/26	103,000	97,440
3.4% 6/1/31	372,000	315,878
Welltower OP LLC 4.125% 3/15/29	675,000	662,555
WP Carey, Inc.:
2.4% 2/1/31	348,000	299,042
4.25% 10/1/26	450,000	445,043
		33,729,009
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
8.05% 3/15/28	412,000	438,400
8.875% 4/12/29	373,000	405,357
Tanger Properties LP:
2.75% 9/1/31	596,000	507,859
3.125% 9/1/26	497,000	478,000
		1,829,616
TOTAL REAL ESTATE		35,558,625
UTILITIES - 10.5%
Electric Utilities - 6.1%
Alabama Power Co. 3.05% 3/15/32	380,000	341,104
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	1,148,000	991,958
Cleco Corporate Holdings LLC:
3.743% 5/1/26	2,790,000	2,733,115
4.973% 5/1/46	750,000	652,507
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	1,300,000	1,343,241
Duke Energy Corp.:
2.45% 6/1/30	70,000	62,571
4.5% 8/15/32	1,240,000	1,207,966
5% 8/15/52	3,150,000	2,890,041
Duke Energy Ohio, Inc. 5.25% 4/1/33	2,500,000	2,568,570
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	293,000	253,480
2.775% 1/7/32 (b)	266,000	224,896
3.616% 8/1/27 (b)	1,810,000	1,753,266
Edison International 5.45% 6/15/29	1,348,000	1,386,064
ENEL Finance International NV 5.5% 6/26/34 (b)	1,452,000	1,474,026
Entergy Corp. 2.8% 6/15/30	72,000	65,118
Exelon Corp.:
3.35% 3/15/32	1,602,000	1,459,484
4.1% 3/15/52	76,000	61,469
4.7% 4/15/50	800,000	708,480
5.1% 6/15/45	370,000	351,897
5.45% 3/15/34	1,400,000	1,445,693
5.6% 3/15/53	1,400,000	1,417,134
FirstEnergy Corp.:
2.25% 9/1/30	534,000	464,601
2.65% 3/1/30	2,150,000	1,941,468
3.4% 3/1/50	400,000	284,428
4.15% 7/15/27	900,000	882,863
Georgia Power Co. 5.25% 3/15/34	1,400,000	1,443,790
IPALCO Enterprises, Inc. 5.75% 4/1/34	600,000	617,488
ITC Holdings Corp. 5.65% 5/9/34 (b)	2,000,000	2,070,625
Monongahela Power Co. 5.85% 2/15/34 (b)	875,000	923,502
PPL Capital Funding, Inc. 5.25% 9/1/34	1,250,000	1,265,279
Southern Co.:
4.4% 7/1/46	700,000	610,080
5.113% 8/1/27 (e)	2,050,000	2,082,922
5.7% 3/15/34	380,000	400,926
Virginia Electric & Power Co. 5.55% 8/15/54	396,000	402,361
		36,782,413
Gas Utilities - 0.4%
Southern Co. Gas Capital Corp.:
4.4% 5/30/47	625,000	529,017
5.75% 9/15/33	1,800,000	1,902,622
		2,431,639
Independent Power and Renewable Electricity Producers - 1.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,215,000	1,203,906
Emera U.S. Finance LP:
3.55% 6/15/26	2,550,000	2,483,088
4.75% 6/15/46	1,775,000	1,530,330
The AES Corp.:
1.375% 1/15/26	290,000	276,226
2.45% 1/15/31	4,555,000	3,884,427
3.3% 7/15/25 (b)	216,000	211,757
3.95% 7/15/30 (b)	593,000	559,852
		10,149,586
Multi-Utilities - 2.3%
Berkshire Hathaway Energy Co. 4.6% 5/1/53	2,000,000	1,746,568
NiSource, Inc.:
2.95% 9/1/29	229,000	212,147
3.6% 5/1/30	950,000	900,854
4.375% 5/15/47	650,000	554,297
4.8% 2/15/44	500,000	456,540
5.25% 3/30/28	4,295,000	4,390,830
Puget Energy, Inc.:
2.379% 6/15/28	2,000,000	1,827,505
4.1% 6/15/30	1,023,000	974,886
4.224% 3/15/32	1,344,000	1,239,339
Sempra 3.8% 2/1/38	1,500,000	1,277,582
		13,580,548
TOTAL UTILITIES		62,944,186
TOTAL NONCONVERTIBLE BONDS (Cost $556,003,834)		527,379,082

U.S. Treasury Obligations - 8.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	2,500,000	1,737,793
1.875% 2/15/41	2,943,000	2,116,431
2% 11/15/41	2,000,000	1,443,516
4.25% 2/15/54	28,584,000	28,695,658
4.25% 8/15/54	1,500,000	1,509,375
4.625% 5/15/54	14,770,000	15,785,438
U.S. Treasury Notes 4.5% 11/15/33	1,500,000	1,568,145
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,872,367)		52,856,356

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	379,000	396,018
Class A2I, 6.028% 7/30/54 (b)	727,000	745,904
Class A2II, 6.268% 7/30/54 (b)	432,000	447,838
TOTAL ASSET-BACKED SECURITIES (Cost $1,538,000)		1,589,760

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States:
3.25% 4/16/30	200,000	181,500
4.5% 4/22/29	1,000,000	979,380
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,286,243)		1,160,880

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	753,000	725,558
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(f)	950,000	908,439
TOTAL PREFERRED SECURITIES (Cost $1,705,128)		1,633,997

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $11,446,543)	11,444,264	11,446,553

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $624,852,115)	596,066,628
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,340,498
NET ASSETS - 100.0%	598,407,126

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,129,381 or 16.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,765,819	119,642,072	138,961,222	739,630	(117)	1	11,446,553	0.0%
Total	30,765,819	119,642,072	138,961,222	739,630	(117)	1	11,446,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	527,379,082	-	527,379,082	-

U.S. Government and Government Agency Obligations	52,856,356	-	52,856,356	-

Asset-Backed Securities	1,589,760	-	1,589,760	-

Foreign Government and Government Agency Obligations	1,160,880	-	1,160,880	-

Preferred Securities	1,633,997	-	1,633,997	-

Money Market Funds	11,446,553	11,446,553	-	-
Total Investments in Securities:	596,066,628	11,446,553	584,620,075	-
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $613,405,572)	$584,620,075
Fidelity Central Funds (cost $11,446,543)	11,446,553

Total Investment in Securities (cost $624,852,115)		$596,066,628
Receivable for investments sold		220,863
Receivable for fund shares sold		761,005
Interest receivable		6,940,806
Distributions receivable from Fidelity Central Funds		49,923
Total assets		604,039,225
Liabilities
Payable for investments purchased	$2,705,742
Payable for fund shares redeemed	2,924,119
Other payables and accrued expenses	2,238
Total liabilities		5,632,099
Net Assets		$598,407,126
Net Assets consist of:
Paid in capital		$651,492,580
Total accumulated earnings (loss)		(53,085,454)
Net Assets		$598,407,126
Net Asset Value, offering price and redemption price per share ($598,407,126 ÷ 63,306,938 shares)		$9.45
Statement of Operations
Year ended August 31, 2024
Investment Income
Dividends		$89,610
Interest		23,666,869
Income from Fidelity Central Funds		739,630
Total income		24,496,109
Expenses
Custodian fees and expenses	$6,458
Independent trustees' fees and expenses	1,638
Total expenses before reductions	8,096
Expense reductions	(1,740)
Total expenses after reductions		6,356
Net Investment income (loss)		24,489,753
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,623,486)
Fidelity Central Funds	(117)
Total net realized gain (loss)		(9,623,603)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	40,230,934
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		40,230,935
Net gain (loss)		30,607,332
Net increase (decrease) in net assets resulting from operations		$55,097,085
Statement of Changes in Net Assets

	Year ended August 31, 2024	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,489,753	$18,044,872
Net realized gain (loss)	(9,623,603)	(4,678,837)
Change in net unrealized appreciation (depreciation)	40,230,935	(8,050,705)
Net increase (decrease) in net assets resulting from operations	55,097,085	5,315,330
Distributions to shareholders	(24,672,918)	(17,892,148)

Share transactions
Proceeds from sales of shares	148,346,088	178,726,518
Reinvestment of distributions	24,668,123	17,849,306
Cost of shares redeemed	(120,828,917)	(65,819,030)

Net increase (decrease) in net assets resulting from share transactions	52,185,294	130,756,794
Total increase (decrease) in net assets	82,609,461	118,179,976

Net Assets
Beginning of period	515,797,665	397,617,689
End of period	$598,407,126	$515,797,665

Other Information
Shares
Sold	16,303,577	19,809,610
Issued in reinvestment of distributions	2,712,147	1,981,317
Redeemed	(13,216,548)	(7,313,917)
Net increase (decrease)	5,799,176	14,477,010

Financial Highlights
Fidelity® Series Corporate Bond Fund

Years ended August 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$9.24	$11.24	$11.31	$10.84
Income from Investment Operations
Net investment income (loss) A,B	.402	.362	.296	.296	.353
Net realized and unrealized gain (loss)	.483	(.274)	(1.974)	.054	.511
Total from investment operations	.885	.088	(1.678)	.350	.864
Distributions from net investment income	(.405)	(.358)	(.295)	(.304)	(.356)
Distributions from net realized gain	-	-	(.027)	(.116)	(.038)
Total distributions	(.405)	(.358)	(.322)	(.420)	(.394)
Net asset value, end of period	$9.45	$8.97	$9.24	$11.24	$11.31
Total Return C	10.15%	1.02%	(15.16)%	3.18%	8.19%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	-% F	-% F	-% F
Expenses net of fee waivers, if any	- % F	-% F	-% F	-% F	-% F
Expenses net of all reductions	-% F	-% F	-% F	-% F	-% F
Net investment income (loss)	4.43%	4.03%	2.89%	2.67%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$598,407	$515,798	$397,618	$443,415	$208,418
Portfolio turnover rate G	26%	25%	41%	38%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements

For the period ended August 31, 2024

1. Organization.
Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,356,869
Gross unrealized depreciation	(40,142,356)
Net unrealized appreciation (depreciation)	$(28,785,487)
Tax Cost	$624,852,115

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(24,195,669)
Net unrealized appreciation (depreciation) on securities and other investments	$(28,785,487)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,736,791)
Long-term	(14,458,878)
Total capital loss carryforward	$(24,195,669)

The tax character of distributions paid was as follows:

	August 31, 2024	August 31, 2023
Ordinary Income	$24,672,918	$ 17,892,148

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	127,544,978	62,915,022

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,740.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Corporate Bond Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 16, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 8.78% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $24,672,927 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9891231.106
XBC-ANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 24, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 24, 2024